                                            1933 Act Registration No. 2-84169
                                            1940 Act File No. 811-3760
=============================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                              ----------
                              FORM N-1A
                       REGISTRATION STATEMENT
                UNDER THE SECURITIES ACT OF 1933       ( )

            Pre-Effective Amendment No.                ( )
            Post-Effective Amendment No. 20            (X)

                                and/or

                       REGISTRATION STATEMENT
              UNDER THE INVESTMENT COMPANY ACT OF 1940 ( )

                           Amendment No. 21            (X)
                           ----------

                    G R A D I S O N  G R O W T H  T R U S T

        (Exact Name of Registrant as Specified in Declaration of Trust)

             580 Walnut Street, Cincinnati, Ohio  45202
         (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code:  (513) 579-5700

                                                      Copy to:
             Bradley E. Turner , Jr.             Richard M. Wachterman
             Gradison Growth Trust               Gradison Growth Trust
             580 Walnut Street                   580 Walnut Street
             Cincinnati, Ohio  45202             Cincinnati, Ohio  45202
         (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

                  immediately upon filing pursuant to paragraph (b) of
             ---   Rule 485.

              X    on July 31, l998 pursuant to paragraph (b) of Rule 485.
             ---

             ---   days after filing pursuant to paragraph (a) of Rule
                   485.

                   on ______________ pursuant to paragraph (a) of Rule
             ---   485.

                                   ----------

=============================================================================

GRADISON GROWTH TRUST

CONTENTS OF POST-EFFECTIVE AMENDMENT

The post-effective amendment to the registration statement of Gradison Growth Trust contains the following documents:

        Facing Sheet

        Contents of Post-Effective Amendment

        Cross-Reference Sheet

        Part A - Prospectus

One Prospectus for all of the following fund s:

Gradison Growth and Income Fund (GI)
Gradison Established Value Fund (GE-O)
Gradison Opportunity Value Fund.(GE-O)
Gradison International Fund (GINT)(hereinafter collectively the "Funds")


        Part B - Statement of Additional Information

Separate Statements of Additional Information for each of the following funds:

Gradison Growth and Income Fund
Gradison Established Value Fund
Gradison Opportunity Value Fund.
Gradison International Fund.

        Part C - Other Information

            Signature Page

            Exhibits

GRADISON GROWTH TRUST
Cross-Reference Sheet
Pursuant to Item 501(b) of Regulation S-K
Under the Securities Act of 1933

 Form N-1A
Item Number                              Location in Prospectus
-----------                              ----------------------
 1.  Cover Page . . . . . . . . . . . .  Cover Page of Prospectus
 2.  Synopsis . . . . . . . . . . . . .  Expense Summary
 3.  Condensed Financial Information  .. Performance Calculations
                                          Financial Highlights
 4.  General Description of Registrant   Cover Page; Investment Objective,
                                          Policies, and Risk Factors;
                                          Foreign Securities; Futures
                                          Transactions; Risk of Futures
                                          and Forward Foreign Currency
                                          Contracts; Low Capitalization
                                          Stocks; Investment Restrictions
                                          and Fundamental Policies;
                                          General Information
 5.  Management of Fund . . . . . . . . .Management of the Fund;
                                          Dividends and Distributions
 6.  Capital Stock and Other Securities .Cover Page; Dividends and
                                          Distributions; Taxes; General
                                          Information
 7.  Purchase of Securities Being        Purchases and Redemptions; Net
     Offered                              Asset Value; Optional
                                          Shareholder Services;
                                          Distribution Plan; Management
                                          of the Fund
 8.  Redemption or Repurchase . . . .    Purchases and Redemptions
 9.  Pending Legal Proceedings  . . . .  Not applicable

                                         Location in Statement
                                         of Additional Information
                                         --------------------------
10.  Cover Page   . . . . . . . . . . .  Cover Page
11.  Table of Contents  . . . . . . . .  Table of Contents
12.  General Information and History  .  Not applicable
13.  Investment Objectives and Policies. Risk Factors and Investment
                                          Techniques; Investment
                                          Restrictions; Portfolio
                                          Transactions and Brokerage;
14.  Management of the Fund . . .        Trustees and Officers of the
                                          Trust
15.  Control Persons and Principal
     Holders of Securities  . . . . . . .Not applicable
16.  Investment Advisory and Other
     Services   . . . . .                Investment Adviser
17.  Brokerage Allocation and Other
     Practices . . . . . . . . . . . . . Portfolio Transactions and
                                          Brokerage
18.  Capital Stock and Other Securities  Description of the Trust
19.  Purchase, Redemption and Pricing of
     Securities Being Offered . . . . .  Purchase of Shares; Redemption
                                          of Shares; Net Asset Value

20.  Tax Status . . . . . . . .      . . Taxes
21.  Underwriters . . . . . . . .  . . . Investment Adviser
22.  Calculation of Yield Quotations
      of Money Market Funds . . . . . . .Not applicable
23.  Financial Statements . . . .  . .   Financial Statements

                         GRADISON ESTABLISHED VALUE FUND
                          GRADISON GROWTH & INCOME FUND
                         GRADISON OPPORTUNITY VALUE FUND
                           GRADISON INTERNATIONAL FUND


                         Prospectus dated August 1, 1998



This Prospectus contains information about the four equity mutual funds listed above (the "Funds") which are separate diversified series portfolios of the Gradison Growth Trust (the "Trust"), an open-end management investment company. McDonald & Company Securities, Inc. ("McDonald"), through its Gradison Division ("Gradison"), is the investment adviser and distributor ("Distributor") for the Funds. Blairlogie Capital Management ("Blairlogie") is the investment sub-adviser ("Portfolio Manager") of the International Fund.


This Prospectus is designed to provide you with information that you should know before investing and should be retained for future reference. Statements of Additional Information for the Funds, dated August 1, 1998 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. The Statements are available upon request without charge from the Funds at 580 Walnut Street, Cincinnati, Ohio 45202 or by calling the phone numbers provided below.


For all information (including purchases, redemptions, and most recent share prices), call 579-5700 from Cincinnati, Ohio or 1-800-869-5999 toll free.

The Gradison International Fund ("International Fund") invests in foreign securities which presents special risks and in emerging market countries which presents additional risks. See "Foreign Securities" in this Prospectus.

Shares of the Funds are not deposits or obligations of any bank or other depository institution and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE SUMMARY

                                                                  Established  Growth &   Opportunity International
                                                                  Value Fund  Income Fund Value Fund      Fund
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load on purchases                                       None        None        None         None
Contingent deferred sales charge on redemptions during the first nine months after purchase -- none thereafter -- (as a percentage of the lower of the original purchase price or redemption price).
Shareholders who purchase Fund shares through Gradison or
McDonald are not subject to the contingent deferred sales charge.      .50%        .50%         .50%        .50%

------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees1                                                       .51%        .65%         .62%        .79%
12b-1 Fees1                                                            .48%        .50%         .50%        .31%
Other Expenses1                                                        .11%        .34%         .19%        .90%
                                                                     ------      ------       ------      ------
TOTAL FUND OPERATING EXPENSES(1)                                      1.10%       1.49%        1.31%       2.00%
                                                                     ======      ======       ======      ======
------------------------------------------------------------------------------------------------------------------

The Funds pay an annual asset-based distribution expense of up to .25% and a service fee of up to .25% of net assets. As a result of the distribution expense fee, long-term shareholders may pay more than the economic equivalent of the maximum sales charge permitted under the rules of the National Association of Securities Dealers. However, in order for a Fund investor to exceed the amount of the maximum permitted front-end sales charge, a continuous investment in the Fund for 25 years would be required.

The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. (For more information about expenses of the Funds, see "Management of the Funds.")

Example: You would pay the following expenses on a $1,000 investment assuming a 5% annual return and redemption at the end of each period:


                                      1 YEAR  3 YEARS  5 YEARS  10 YEARS

ESTABLISHED VALUE FUND                 $ 11     $ 35     $ 61     $134
GROWTH AND INCOME FUND                 $ 15     $ 47     $ 81     $178
OPPORTUNITY VALUE FUND                 $ 13     $ 42     $ 72     $158
INTERNATIONAL FUND                     $ 20     $ 63     $108     $233


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


(1) The expenses of the International Fund are after fee waivers and expense reimbursement by the investment adviser. Otherwise, the Management Fees, 12b-1 Fees, Other Expenses and Total Fund Operating Expenses categories of the International Fund would be 1.00%, 0.50%, 0.90%, and 2.40% respectively. See "Management of the Funds."


(2) The 5% annual return is a standardized rate prescribed for use by all mutual funds for the the purpose of this example and does not represent the past or future return of any Fund.

FINANCIAL HIGHLIGHTS

The tables below present the financial highlights of the Funds' operations for the periods presented. The information is expressed in terms of a single share outstanding throughout each period. The financial highlights for periods ended on April 30, 1993 and thereafter have been audited by Arthur Andersen LLP, independent public accountants, whose unqualified reports appear in the Statement of Additional Information for each respective Fund. The financial highlights for periods ended prior to April 30, 1993 were audited by other accountants. The Statement of Additional Information can be obtained without charge by calling the telephone numbers on the front page of this Prospectus.

                                                           GRADISON ESTABLISHED VALUE FUND

                                             YEAR ENDED MARCH 31,              11 MONTHS                 YEAR ENDED APRIL 30,
                                 -----------------------------------------       ENDED           ------------------------------
                                     1998           1997            1996       3/31/95(1)            1994           1993
NET ASSET VALUE AT BEGINNING
   OF PERIOD                        $28.827        $27.567         $23.381        $22.515           $21.375        $18.366
                                 ----------     ----------      ----------     ----------        ----------     ----------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income               .465           .445            .436           .376              .256           .286
   Net realized and unrealized
     gains or losses on
     investments                      7.699          3.615           5.190          1.520             2.104          3.278
                                 ----------     ----------      ----------     ----------        ----------     ----------
   TOTAL INCOME FROM
     INVESTMENT OPERATIONS            8.164          4.060           5.626          1.896             2.360          3.564
                                 ----------     ----------      ----------     ----------        ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from
     net investment income            (.480)         (.450)          (.430)         (.370)            (.220)         (.285)
   Distributions from realized
     capital gains                   (2.570)        (2.350)          (.660)        (1.000)            (.270)         (.270)
                                 ----------     ----------      ----------     ----------        ----------     ----------
Total distributions to
   shareholders                      (3.050)        (2.800)         (1.030)        (1.220)            (.555)         (.690)
                                 ----------     ----------      ----------     ----------        ----------     ----------
Net asset value at end of
   period                           $33.941        $28.827         $27.567        $23.381           $22.515        $21.375
                                 ==========     ==========      ==========     ==========        ==========     ==========
Total return                          29.67%         15.14%          24.84%          8.85%(2)         11.30%         19.86%
                                 ==========     ==========      ==========     ==========        ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period
     (in millions)                   $567.3         $429.7          $366.4         $277.4            $253.3         $203.6
   Ratio of gross expenses to
     average net assets (3)            1.10%          1.12%           1.16%            --                --             --
   Ratio of net expenses to
     average net assets                1.10%          1.12%           1.15%          1.20%(4)          1.22%          1.28%
   Ratio of net investment
     income to average
     net assets                        1.44%          1.57%           1.70%          1.87%(4)          1.15%          1.48%
   Portfolio turnover rate               20%            31%             18%            24%               38%            28%
   Average commission paid
     per share traded                $.0679         $.0600              --             --                --             --
-------------------------------------------------------------------------------------------------------------------------------


                                                  YEAR ENDED APRIL 30,
                                 -------------------------------------------------------
                                     1992           1991           1990           1989
NET ASSET VALUE AT BEGINNING
   OF PERIOD                        $17.754        $17.189        $18.165        $16.270
                                 ----------     ----------     ----------     ----------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income               .386           .511           .723           .548
   Net realized and unrealized
     gains or losses on
     investments                       .916           .804          (.474)         2.157
                                 ----------     ----------     ----------     ----------
   TOTAL INCOME FROM
     INVESTMENT OPERATIONS            1.302          1.315           .249          2.705
                                 ----------     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from
     net investment income            (.420)         (.548)         (.720)         (.495)
   Distributions from realized
     capital gains                    (.202)         (.505)         (.315)
                                 ----------     ----------     ----------     ----------
TOTAL DISTRIBUTIONS TO
   SHAREHOLDERS                       (.750)        (1.225)         (.810)
                                 ----------     ----------     ----------     ----------
NET ASSET VALUE AT END OF
   PERIOD                           $18.366        $17.754        $17.189        $18.165
                                 ==========     ==========     ==========     ==========
TOTAL RETURN                           7.59%          8.04%          1.11%         17.24%
                                 ==========     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period
     (in millions)                   $175.5         $150.5         $134.6         $102.2
   Ratio of gross expenses to
     average net assets (3)              --             --             --             --
   Ratio of net expenses to
     average net assets                1.31%          1.39%          1.40%          1.45%
   Ratio of net investment
     income to average
     net assets                        2.12%          3.10%          4.14%          3.34%
   Portfolio turnover rate               68%            74%            64%            50%
   Average commission paid
     per share traded                    --             --             --             --
--------------------------------------------------------------------------------------------

On October 4, 1991, McDonald & Company Securities, Inc. became investment adviser of the Fund as a result of a merger with Gradison & Company Inc.

(1) The Fund changed its fiscal year to March 31.

(2) Total return represents the actual return over the period and has not been annualized.

(3) Effective March 31, 1996, this ratio reflects gross expenses before reduction for earnings credits; such reductions are included in the ratio of net expenses.

(4) Annualized.

                                                                     GRADISON GROWTH & INCOME FUND
                                                                   YEAR ENDED MARCH 31,        FOR THE PERIOD
                                                           ----------------------------------   2/28/95* TO
                                                              1998         1997        1996      3/31/95

Net asset value at beginning of period                      $21.477      $18.459      $15.189     $15.000
                                                           --------     --------     --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                       .236         .246         .173        .030
   Net realized and unrealized gains on investments           7.825        3.112        3.317        .159
                                                           --------     --------     --------    --------
Total income from investment operations                       8.061        3.358        3.490        .189
                                                           --------     --------     --------    --------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from net investment income                       (.290)       (.210)       (.185)         --
   Distributions from realized capital gains                  (.260)       (.130)       (.035)         --
                                                           --------     --------     --------    --------
Total distributions to shareholders                           (.550)       (.340)       (.220)         --
                                                           --------     --------     --------    --------
Net asset value at end of period                            $28.988      $21.477      $18.439     $15.189
                                                           ========     ========     ========    ========
Total return                                                  38.00%       18.33%       23.09%       1.27%
                                                           ========     ========     ========    ========
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (in millions)                  $60.1                  $25.7 $12.0     $1.2
   Ratio of gross expenses to average net assets (2) (4)       1.52%        1.84%        3.09%      13.88%
   Ratio of net expenses to average net assets                 1.49%        1.50%        1.50%       0.00%
   Ratio of net investment income to average net assets        1.02%        1.34%        1.39%       4.09%
Portfolio turnover rate                                           4%          16%           3%          4%
Average commission paid per share traded                     $.0595       $.0466           --          --

------------------------------------------------------------------------------------------------------------

(1) Total return represents the actual return over the period and has not been annualized.
(2) Effective March 31, 1996, this ratio reflects gross expenses before reduction for earnings credits; such reductions are included in the ratio of net expenses.
(3) Annualized.
(4) During each of the periods ending March 31, 1997, 1996, and 1995, the adviser absorbed expenses of the Growth & Income Fund through waiver of certain expenses. Assuming no waiver of expenses, the ratio of net investment income to average net assets would have been 1.09%, .01% and -9.79% (annualized), respectively.

*Date of public offering

                                                             GRADISON OPPORTUNITY VALUE FUND

                                             YEAR ENDED MARCH 31,             11 MONTHS        YEAR ENDED APRIL 30,
                                    -------------------------------------       ENDED       ------------------------
                                       1998           1997         1996       3/31/95(1)       1994        1993
Net asset value at beginning
   of period                          $22.771       $22.264       $18.100      $18.348        $17.547     $16.462
                                    ---------     ---------     ---------    ---------      ---------   ---------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income                 .227          .203          .193         .136           .086        .081
   Net realized and unrealized
     gains or losses on
     investments                        8.725         2.509         4.731         .176          1.585       1.744
                                    ---------     ---------     ---------    ---------      ---------   ---------
   Total income (loss) from
     investment operations              8.952         2.712         4.924         .312          1.671       1.825
                                    ---------     ---------     ---------    ---------      ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from
     net investment income              (.270)        (.165)        (.185)       (.120)         (.070)      (.100)
   Distributions from realized
     capital gains                     (3.560)       (2.040)        (.575)       (.440)         (.800)      (.640)
                                    ---------     ---------     ---------    ---------      ---------   ---------
Total distributions to
   shareholders                        (3.830)       (2.205)        (.760)       (.560)         (.870)      (.740)
                                    ---------     ---------     ---------    ---------      ---------   ---------
Net asset value at end of
   period                             $27.893       $22.771       $22.264      $18.100        $18.348     $17.547
                                    =========     =========     =========    =========      =========   =========
Total return                            42.02%        12.46%        28.00%        1.75%(4)       9.75%      11.57%
                                    =========     =========     =========    =========      =========   =========
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period
     (in millions)                     $175.7        $114.5        $103.0        $84.7          $83.3       $68.2
   Ratio of gross expenses to
     average net assets (3)              1.31%         1.36%         1.41%          --             --          --
   Ratio of net expenses to
     average net assets                  1.31%         1.36%         1.41%        1.37%(4)        1.3        1.44%
   Ratio of net investment
     income to average
     net assets                           .86%          .90%          .95%         .84%(4)        .47%        .61%
   Portfolio turnover rate                 42%           35%           24%          32%            40%         39%
   Average commission paid
     per share traded                  $.0572        $.0600            --           --             --          --
--------------------------------------------------------------------------------------------------------------------
                                                   YEAR ENDED APRIL 30,
                                    ---------------------------------------------
                                       1992         1991       1990        1989
Net asset value at beginning
   of period                          $14.767     $13.644     $13.499     $12.967
                                    ---------   ---------   ---------   ---------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net investment income                 .173        .245        .334        .232
   Net realized and unrealized
     gains or losses on
     investments                        2.467       1.198        .401       1.200
                                    ---------   ---------   ---------   ---------
   Total income (loss) from
     investment operations              2.640       1.443        .735       1.432
                                    ---------   ---------   ---------   ---------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividends from
     net investment income              (.270)      (.252)      (.330)      (.180)
   Distributions from realized
     capital gains                      (.675)      (.068)      (.260)      (.720)
                                    ---------   ---------   ---------   ---------
Total distributions to
   shareholders                         (.945)      (.320)      (.590)      (.900)
                                    ---------   ---------   ---------   ---------
Net asset value at end of
   period                             $16.462     $14.767     $13.644     $13.499
                                    =========   =========   =========   =========
Total return                            18.60%      10.94%       5.16%      11.71%
                                    =========   =========   =========   =========
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period
     (in millions)                      $47.4       $28.7       $23.0       $20.1
   Ratio of gross expenses to
     average net assets (3)                --          --          --          --
   Ratio of net expenses to
     average net assets                  1.49%       1.61%       1.52%       1.84%
   Ratio of net investment
     income to average
     net assets                          1.32%       2.03%       2.47%       1.84%
   Portfolio turnover rate                 64%         64%         37%         36%
   Average commission paid
     per share traded                      --          --          --          --
----------------------------------------------------------------------------------

On October 4, 1991, McDonald & Company Securities, Inc. became investment adviser of the Fund as a result of a merger with Gradison & Company Incorporated.
(1) The Fund changed its fiscal year to March 31.
(2) Total return represents the actual return over the period and has not been annualized.
(3) Effective March 31, 1996, this ratio reflects gross expenses before reduction for earnings credits; such reductions are included in the ratio of net expenses.
(4) Annualized.

                                                                              GRADISON INTERNATIONAL FUND
                                                                         YEAR ENDED MARCH 31,     FOR THE PERIOD
                                                                     ---------------------------    5/31/95* TO
                                                                         1998           1997         3/31/96

Net asset value at beginning of period                                  $16.226        $15.822        $15.000
                                                                     ----------     ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                            .011          (.023)          .065
   Net realized and unrealized (loss) gain on investments                 3.069           .457           .799
                                                                     ----------     ----------     ----------
Total income from investment operations                                   3.080           .434           .864
                                                                     ----------     ----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS
   Dividends from net investment income                                      --             --          (.042)
   Distributions from realized capital gains                              (.172)         (.030)            --
                                                                     ----------     ----------     ----------
Total distributions to shareholders                                       (.172)         (.030)         (.042)
                                                                     ----------     ----------     ----------
Net asset value at end of period                                        $19.134        $16.226        $15.822
                                                                     ==========     ==========     ==========
Total return                                                              19.11%          2.78%          5.76%(1)
                                                                     ==========     ==========     ==========
RATIOS/SUPPLEMENTAL DATA:
   Net assets at end of period (in millions)                              $33.3          $24.8          $15.3
   Ratio of net expenses to average net assets (2)                         2.00%          2.00%          1.75%(3)
   Ratio of net investment income (loss) to average net assets (2)          .04%          (.13%)          .70%(3)
Portfolio turnover rate                                                      83%         92.36%         71.78%
Average commission paid per share traded                                 $.0036         $.0010             --
-----------------------------------------------------------------------------------------------------------------

(1) Total return represents the actual return over the period and has not been annualized.
(2) During each of the periods ended March 31, 1998, 1997, and 1996, the adviser absorbed expenses of the International Fund through waiver of certain expenses. Assuming no waiver of expenses, the ratio of net expenses to average net assets would have been 2.40%, 2.78% and 3.73% (annualized) and the ratio of net investment income (loss) to average net assets would have been -.35%, -.91% and -1.28% (annualized), respectively.
(3) Annualized.

*Date of public offering

INVESTMENT OBJECTIVES, POLICIES AND RISKS

The investment objective of the Gradison Established Value Fund ("Established Fund") and the Gradison Opportunity Value Fund ("Opportunity Fund") is long-term capital growth by investing primarily in common stocks. The investment objective of the Gradison Growth & Income Fund ("Growth & Income Fund") is long-term growth of capital, current income, and growth of income consistent with reasonable investment risk. The investment objective of the Gradison International Fund ("International Fund") is growth of capital. The Funds' investment objectives cannot be changed without shareholder approval.

There can be no assurance that the Funds will achieve their investment objectives. The value of the Funds' investments and the income they generate vary from day to day, generally reflecting changes in market conditions, interest rates, and other company, political, and economic news. Stocks are subject to greater price volatility than fixed income securities and money market investments. While stocks have historically shown greater growth potential than fixed income securities and money market securities, they may decline over short or even extended periods. The fixed income securities in which the Funds may invest have market values which tend to vary inversely with the level of interest rates - when interest rates rise, their value will tend to decline and vice versa. When you redeem your Fund shares, they may be worth more or less than what you paid for them.

INVESTMENT POLICIES - ESTABLISHED AND OPPORTUNITY FUNDS

The Established Fund invests primarily in common stocks of companies that are considered by Gradison to be undervalued, selected from those in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") and from among other companies generally with market capitalizations of $1 billion or more. The Opportunity Fund invests primarily in common stocks of smaller companies that are exhibiting high earnings growth in relation to their price-earnings ratio. These companies are limited to approximately 2,000 stocks (most of which are listed on the New York or American Stock Exchanges) and do not include companies in the S&P 500. These companies generally will have market capitalizations of less than $1 billion. Investment in smaller company stocks presents additional risks. See "Low Capitalization Stocks."

In the Established and Opportunity Funds, investments are made in companies that meet certain objective requirements with respect to earnings, price-earnings ratios, price-book ratios, rate of return on shareholders' equity, and other similar factors. A disciplined approach, using computer modeling methodology is used as the primary factor in making investment decisions with respect to these Funds. The methodology generates recommendations on a monthly basis. Gradison continuously monitors the recommendations and acts at any time during the month, if necessary, to better achieve the objective of the Funds. Additionally, Gradison continuously monitors the disciplined approach and will effect modifications to the methodology if such modifications could better achieve the objective of the Funds. Although investments in these Funds are made for the purpose of long-term capital growth rather than short-term profits, the Funds are not restricted with regard to portfolio turnover. (See "Portfolio Transactions" in the Funds' Statements of Additional Information.)


Mr. William J. Leugers, Jr. and Mr. Daniel R. Shick are primarily responsible for the day-to-day portfolio management of the Established and Opportunity Funds. Mr. Leugers has had such responsibility since the inception of the Funds and is Executive Vice President of the Trust and Managing Director of Gradison. Mr. Shick has had such responsibility during the past four years and is Vice President of the Trust and Senior Vice President of Gradison.

Under normal circumstances, at least 70% of each Fund's assets will be invested in common stocks. Each Fund may invest its remaining assets in U.S. Government obligations, certificates of deposit, commercial paper, other money market obligations, and repurchase agreements (collectively "Reserves"). The Funds' maintenance of Reserves is primarily to maintain liquidity for redemptions and to lower the volatility of net asset value. For temporary defensive purposes, the portion of the Funds' assets invested in Reserves may be increased without limitation.

The Established and Opportunity Funds will not purchase the securities of any issuer if, as a result either Fund: (i) would own more than 10% of the outstanding voting securities of such issuer; (ii) such holdings would amount to more than 5% of a Fund's total assets; or (iii) more than 25% of its assets would be concentrated in any one industry. The investment restrictions in the previous sentence may not be changed without shareholder approval.

INVESTMENT POLICIES - GROWTH & INCOME FUND

The Growth & Income Fund invests primarily in common stocks of companies considered by Gradison to be undervalued and which offer earnings growth potential while paying current dividends. Particular emphasis will be placed on the identification of dividend paying securities issued by companies which have, on average, records of historic growth in earnings that are higher than the growth in earnings of the S&P 500. The companies which will be sought will also have had higher returns on shareholder equity than the S&P 500. Gradison believes that above average dividend returns and below average price/earnings ratios are factors that generally tend to moderate risk and afford opportunity for appreciation of securities, while also providing current income. The selection process also utilizes research oriented to quality, predictability of operating growth, and financial strength. The equity securities invested in by the Growth & Income Fund will usually be dividend paying securities, although securities that are not paying dividends but offer prospects for growth of capital or future income may be purchased. In selecting equity securities for investment, no specific criteria regarding the length of time the company has paid dividends or the rate of growth of a company's dividend are utilized. The Growth & Income Fund will generally invest in securities of companies with capitalizations in excess of $500 million, the securities of which are traded on recognized securities exchanges or in the over-the-counter market.

The Growth & Income Fund ordinarily invests principally in common stocks and avoids market-timing or speculating on broad market conditions. It may also invest in securities convertible into common stocks, warrants, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investors Service, Inc. or determined to be of equivalent quality by Gradison), cash equivalents, U.S. Government securities, or non-convertible preferred stocks. The cash equivalents in which it may invest are short term U.S. Government obligations, certificates of deposit of domestic depository institutions, high grade commercial paper, and fully collateralized repurchase agreements with banks or securities dealers.

It is the policy of the Growth & Income Fund not to engage in trading for short-term profits. Nevertheless, changes in the portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the initial investment decision, and usually without reference to the length of time a security has been held. Accordingly, portfolio turnover rate will not be considered a limiting factor in the execution of investment decisions.

Julian C. Ball, Executive Vice President of the Trust and Portfolio Manager of the Growth & Income Fund, has been primarily responsible for the day-to-day management of its portfolio since its inception. Mr. Ball has been a Vice President of McDonald since July of 1994. Prior to that, he was Vice President and Portfolio Manager at Duff & Phelps Investment Management Company. Mr. Ball is a Chartered Financial Analyst.

With respect to 75% of its total assets, the Growth & Income Fund will not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, more than 5% of its assets would be invested in securities of that issuer or it would hold more than 10% of the voting securities of that issuer. The Growth & Income Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if, as a result, more than 25% of its total assets would be invested in the securities of companies whose principal business activities are in the same industry, and it may not borrow money, except from banks as a temporary measure or for extraordinary or emergency purposes, and then only in amounts not exceeding 10% of its total assets. While any borrowing of greater than 5% of its assets occurs, it will not purchase additional portfolio securities. The foregoing restrictions may not be changed without shareholder approval.

INVESTMENT POLICIES - INTERNATIONAL FUND

The International Fund invests primarily in a diversified portfolio of common stocks of non-United States companies in both "emerging market" countries and more developed countries. It generally will invest a maximum of 30% of its assets in the securities of issuers in emerging market countries and such investments will normally be in securities of more than three different countries. However, between monthly rebalancing of its portfolio between securities of emerging and developed countries, the percentage of the Fund's assets invested in emerging countries could temporarily exceed 30% of its assets as a result of market appreciation or purchase of such securities. Some of the countries considered to be emerging market countries and in which investments may be made are:


   Argentina               Colombia          Indonesia          Morocco            Portugal         Taiwan
   Brazil                  Egypt             Israel             Pakistan           Russia           Thailand
   Czech Republic          Greece            Jordan             Peru               South Africa     Turkey
   Chile                   Hungary           Malaysia           Philippines        South Korea      Venezuela
   China                   India             Mexico             Poland             Sri Lanka


For purposes of allocating investments, a company will be considered to be located in a country based on the following criteria: the country in which the company is domiciled, the country in which its securities are primarily traded, the country from which it derives a significant portion of its goods, or the country where its services are produced.

The Portfolio Manager applies two levels of screening in selecting investments. First, an active country selection model analyzes world markets and assigns a relative value ranking, or "favorability weighting," to various countries to determine markets which are considered to be relatively undervalued. Second, at the stock selection level, quality analysis and value analysis are applied to each security, assessing variables such as balance sheet strength and earnings growth (quality factors) and performance relative to the industry, price-to-earnings ratios and price-to-book ratios (value factors). This two-level screening method identifies what the Portfolio Manager believes are undervalued securities for purchasing as well as provides a sell discipline for securities the Portfolio Manager believes are fully valued. In selecting securities, the Portfolio Manager considers, to the extent practicable, and on the basis of information available to it for research, a company's environmental business practices.


In determining which developed countries' stock to invest in, the Portfolio Manager takes into consideration the country weightings of the Morgan Stanley Capital International and the Europe Australia Far East Index ("EAFE"). This may result in weightings of securities in the International Fund similar to the EAFE Index and a significant percentage of the Fund's portfolio being invested in Japanese securities. As of June 30, 1998, approximately 7% of the International Fund's assets were invested in securities of Japanese companies.

Most of the foreign securities in which the International Fund invests will be denominated in foreign currencies and the Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar or to increase yield. Such foreign currency transactions may include forward foreign currency contracts and currency exchange transactions on a spot (i.e., cash) basis. See "Forward Foreign Currency Transactions" in this Prospectus. The International Fund may purchase and sell stock index futures contracts. See "Futures Transactions" in this Prospectus and "Risk Factors and Investment Techniques - Futures and Currency Strategies" in the Fund's Statement of Additional Information for more information.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. For a description of these risks, see "Foreign Securities" in this Prospectus.

The International Fund will invest primarily (normally at least 65% of its assets) in common stock of non-United States companies. It may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, high-quality debt securities (the maturity or remaining maturity of which will not exceed five years), money market obligations (issued by U.S. and foreign issuers and that are denominated in U.S. dollars or foreign currency), and in cash to provide for payment of its expenses and to permit it to meet redemption requests. The International Fund may temporarily not be invested primarily in equity securities after receipt of significant new monies and may temporarily not contain the number of stocks in which it normally invests if it does not have sufficient assets to be fully invested, or pending the Portfolio Manager's ability to prudently invest new monies.

It is the policy of the International Fund to normally be as fully invested in common stock as practicable at all times and not to attempt to "time" the market. Accordingly, investors bear the risk of general declines in stock prices, and that exposure to such declines will not be lessened by investment in fixed income securities. However, for temporary defensive purposes, such as when the Portfolio Manager believes that the market for non-United States equity securities is extremely unfavorable, an unlimited portion of its assets may be invested in U.S. Government debt securities and money market obligations of U.S. issuers. The International Fund will be managed without restriction as to portfolio turnover, except as is imposed on its ability to engage in short-term trading by provisions of the federal tax laws.

For more detailed information on the investment techniques which the International Fund may utilize, as well as information on the types of securities in which it may invest, including information on U.S. Government securities, corporate debt securities, variable and floating rate securities, preferred stocks, convertible bonds, repurchase agreements, securities purchased on a when-issued or firm-commitment basis, warrants, and lending of portfolio securities, see the Fund's Statement of Additional Information.

The International Fund will not, with respect to 75% of its assets, invest more than 5% of its assets (taken at market value at the time of such investment) in securities of any one issuer, except that this restriction does not apply to U.S. Government securities. It will not, with respect to 75% of its assets, invest in more than 10% (taken at market value at the time of such investment) of any one issuer's outstanding voting securities, except that this restriction does not apply to U.S. Government securities. The International Fund will not concentrate more than 25% of its assets in any particular industry, except that this restriction does not apply to U.S. Government securities. It may borrow from banks as a temporary measure for extraordinary or emergency purposes, such as to facilitate redemptions, up to 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). This borrowing may be unsecured or secured. In connection with permissible borrowings, securities owned may be transferred as collateral. The foregoing restrictions may not be changed without shareholder approval.

The International Fund may invest in illiquid securities, but may not invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which are illiquid if, as a result of such investment, more than 15% of its net assets (taken at market value at the time of such investment) would be invested in such securities. These percentage restrictions set forth above do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees or by the Portfolio Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the holding of that security may be deemed to be illiquid.

James Smith of Blairlogie is primarily responsible for day-to-day portfolio management of the International Fund. Mr. Smith is the Chief Investment Officer of Blairlogie. Mr. Smith has been Director and Chief Investment Officer of Blairlogie since its inception in November 1992. He previously served as a senior portfolio manager at Murray Johnstone in Glasgow, Scotland (from October 1989 to November 1992), where he was responsible for international investment management for North American clients and at Schroder Investment Management in London. Mr. Smith received his bachelor's degree in Economics from London University and his M.B.A. from Edinburgh University. He is an Associate of the Institute of Investment Management and Research.

FOREIGN SECURITIES

The International Fund may invest directly in: foreign equity securities; U.S. dollar or foreign currency denominated foreign corporate debt securities; foreign preferred securities; certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities; and securities represented by American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), or Global Depository Receipts ("GDRs"). ADRs are U.S. dollar denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs and GDRs are receipts similar to ADRs. EDRs are issued and traded in Europe, and GDRs are issued and traded in several international financial markets.

The International Fund may invest in other investment companies which invest in foreign securities, including investment companies which invest in indices of foreign securities of a particular country, subject to the requirements of applicable law. Such investment will result in shareholders, in effect, paying multiple fees since such investment companies incur expenses similar to the Fund's.

Investing in the securities of issuers in any foreign country involves special risks and considerations not typically associated with investing in U.S. companies. These include: changes in foreign exchange rates affecting the value of securities denominated or quoted in currencies other than the U.S. dollar; differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); government interference, including government ownership of companies in certain sectors; wage and price controls, or imposition of trade barriers and other protectionist measures; political instability; potential restrictions on the flow of international capital; reduced levels of publicly available information concerning issuers; and reduced levels of governmental regulation of foreign securities markets. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Transactions in foreign securities may involve greater time from the trade date until the settlement date than for domestic securities transactions, and may involve the risk of possible losses through the holding of securities by custodians and in securities depositories in foreign countries. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher transaction costs and the cost of foreign currency conversions. The International Fund may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

Investment in emerging market countries presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the International Fund's investment.

FUTURES TRANSACTIONS

The International Fund may purchase and sell stock index futures contracts (1) in order to attempt to reduce the overall investment risk in its portfolio ("hedging") or (2) to enhance yield. Stock index futures contracts may also be purchased in lieu of investing in individual stocks in order to maintain liquidity, because the Portfolio Manager has not yet selected the individual securities in which to invest, or because the stock index future presents a more favorable investment than investment in individual securities. There can be no assurance that these techniques will succeed. For more information regarding stock index futures contracts, see "Risk Factors and Investment Techniques - Futures and Currency Strategies" in the Fund's Statement of Additional Information.

To the extent that futures contracts are entered into other than for bona fide hedging purposes (as defined by the Commodity Futures Trading Commission ("CFTC")), the aggregate initial margin required to establish those positions will not exceed 5% of the liquidation value of the International Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts entered into. This limitation does not limit the percentage of the International Fund's assets at risk to 5%. The International Fund may enter into futures contracts only to the extent that obligations under such contracts represent not more than 20% of its assets. These guidelines may be modified by the Trust's Board of Trustees without a shareholder vote.

The International Fund will only enter into stock index futures contracts which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. It may trade futures contracts not only on U.S. domestic markets, but also on exchanges located outside of the United States. Foreign markets may offer advantages such as trading in indices that are not currently traded in the United States. Foreign markets, however, may have greater risk potential than domestic markets. Unlike trading on domestic com-modity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risk than trading on domestic exchanges. For example, some foreign exchanges are principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. Trading in foreign futures contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations, the rules of the National Futures Association, or of any domestic futures exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. Margin deposits for foreign futures transactions may not be provided the same protections as deposits provided in respect of transactions on U.S. futures exchanges. In addition, any profits that might be realized in trading could be eliminated by adverse changes in the exchange rate of the currency in which the transaction is denominated, or losses could be incurred as a result of changes in the exchange rate.

FORWARD FOREIGN CURRENCY CONTRACTS

The International Fund may purchase and sell forward currency contracts to attempt to manage its foreign currency exchange rate exposure. For example, it may use forward contracts to shift its exposure to foreign currency exchange rate changes from one foreign currency to another. If securities denominated in a foreign currency are owned and the Portfolio Manager believes that this currency will decline relative to another currency, the International Fund might enter into a forward contract to sell the appropriate amount of the first foreign currency with payment to be made in the second foreign currency. It might also use two forward contracts (one exchanging the first foreign currency into U.S. dollars and the second exchanging U.S. dollars into the second foreign currency) to accomplish the same purpose. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the exposure to foreign currency exchange rate fluctuations.

OPTIONS ON FOREIGN CURRENCY

The International Fund may buy call and put options on foreign currencies. Buying a call gives the Fund the ability to buy the currency on which the call was written at the call price during the period in which the call may be exercised. Buying a put gives the Fund the ability to sell the currency on which the put was written at the put price during the period in which the put may be exercised. The International Fund may buy put or call options on a currency irrespective of the size of the position it may hold in securities of that currency, if any. The International Fund may not purchase options on currency to the extent that the total premium cost exceeds 5% of the Fund's total assets. The Fund may execute options transactions on recognized exchanges or in the over-the-counter markets. The Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options because of the possible lack of a secondary trading market and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. The use of options involves certain special risks. Options transactions involve costs and may result in losses. See, generally, "Risks of Futures and Forward Foreign Currency Contracts" in this Prospectus.

RISKS OF FUTURES AND FORWARD FOREIGN CURRENCY CONTRACTS

Although the International Fund might not employ any of these investment techniques, its use of futures and forward contracts would involve certain investment risks and transaction costs to which it might otherwise not be subject. These risks include: (1) dependence on the Portfolio Manager's ability to predict fluctuations in the general securities markets or appropriate market sector and movements in currency markets; (2) imperfect correlation, or even no correlation, between movements in the price of forward contracts or futures contracts and the movements in the price of the currency or security hedged or used for cover; (3) the fact that the skills and techniques used to trade futures contracts or to use forward currency contracts are different from those needed to select portfolio securities; (4) lack of assurance that a liquid secondary market will exist for any particular futures contract at any particular time; (5) the possible inability to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need to sell a security at a disadvantageous time, due to the need to maintain "cover" or to segregate securities in connection with its use of these instruments; and (6) the possible need to defer closing out of certain futures contracts and forward currency contracts in order to qualify or continue to qualify for the beneficial tax treatment afforded regulated investment companies under the Internal Revenue Code. See "Taxes" in the International Fund's Statement of Additional Information. If the Portfolio Manager incorrectly forecasts securities market movements or currency exchange rates in utilizing a strategy, the International Fund would be in a better position if it had not hedged at all. If it attempts to hedge securities it owns by sale of a futures contract which is not composed of the same securities as those owned, there is a greater risk that the hedge will not be successful. There can be no assurance that these strategies will succeed.

ADDITIONAL INFORMATION ABOUT INVESTMENT RESTRICTIONS OF ALL FUNDS

The Funds are subject to investment restrictions that are described more fully in the Statements of Additional Information. Those investment restrictions so designated and the investment objective of each Fund are "fundamental policies", which means that they may not be changed without a vote of a majority of the outstanding voting securities of that Fund. All other investment policies and practices described in this Prospectus and in the Statement of Additional Information are not fundamental, meaning that the Board of Trustees may change them without shareholder approval. Shareholders will be notified of material changes. The vote of a majority of the outstanding voting securities of a Fund means the vote, at a shareholders' meeting, of (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund, whichever is less.

LOW CAPITALIZATION STOCKS

The International Fund may invest in, and the Opportunity Fund's equity investments consist almost exclusively of, the common stock of companies with market capitalization of less than $1 billion. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth, but also may involve greater risks than are customarily associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group. Their securities may be traded only in the over-the-counter market or on a foreign securities exchange. As a result, the disposition by the Funds of securities to meet redemptions may require the Funds to sell these securities at a disadvantageous time, or at disadvantageous prices, or to make many small sales over a lengthy period of time.


REPURCHASE AGREEMENTS

All of the Funds may enter into repurchase agreement transactions. Repurchase agreements are transactions by which a Fund purchases obligations of the U.S. Government with the seller concurrently agreeing to repurchase the securities at the Fund's cost plus interest within a specified time (usually seven days or less) or upon demand by the Fund.

In these transactions, the security subject to repurchase is held by the Fund's custodian, and the Fund ensures on a daily basis that the market value of the security, including accrued interest, is no less than the price at which the seller is required to repurchase it. If a seller fails to repurchase the security, the Fund could incur costs to sell the security to another party and possibly a loss if the sale is at less than the repurchase price. Under certain circumstances, a Fund could also be delayed or limited in disposing of a security, which could result in a decline in its value or loss of interest. The Funds may engage in repurchase agreement transactions only with domestic banks and securities dealers which Gradison believes present minimal credit risk. These investment policies and procedures are not fundamental policies and may be changed by the Trustees without shareholder approval.


PURCHASES AND REDEMPTIONS

HOW TO PURCHASE SHARES

You may purchase shares of any Fund, without initial sales charge, by bringing or mailing funds to Gradison, McDonald, or the Fund. Checks should be made payable to the order of the Fund(s) in which you desire to invest and should be accompanied by your account name, and account number if you have one. A completed Account Information Form must accompany or precede the initial purchase. The minimum investment required to open an account in a Fund is $1,000 and additional investments must be at least $50. These minimums may be waived for certain group purchases. Purchase orders become effective when the Fund receives the necessary information about your account and provision for payment has been made.

HOW TO REDEEM SHARES

You may redeem Fund shares without charge by sending a signed redemption request to the Fund identifying the account name and number and the number of shares or dollar amount to be redeemed. You may redeem shares by telephone and have the proceeds of your redemption mailed to the address on the Fund's records. The Funds normally make payment for redeemed shares within one business day and, except in extraordinary circumstances, within seven days after receipt of a properly executed redemption request. The Funds may delay payment for the redemption of shares where the shares were purchased with a personal check (or any other method of payment subject to collection), but only until the purchase payment has cleared, which may be up to 15 days from the day the purchase payment is received by a Fund. If you need more immediate access to your investment, you should consider purchasing shares by wire, cash or other immediately available funds. Shareholders may make special arrangements for wire transfer of redemption proceeds by contacting a Fund in advance of a share redemption.


Contingent Deferred Sales Charge

A Contingent Deferred Sales Charge ("CDSC") will be imposed on shares redeemed within nine months of purchase. Shareholders who purchase through Gradison or McDonald will not be subject to this charge. The CDSC is in the following amount:

  --------------------------------------------------------------------------------------
     SHARES REDEEMED WITHIN NINE MONTHS OF PURCHASE:
          .5% (1/2 of 1%) of the lower of the purchase price or redemption proceeds
     SHARES REDEEMED AFTER NINE MONTHS OF PURCHASE:
          None
  --------------------------------------------------------------------------------------

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares subject to the charge held the longest period of time. Shares acquired by reinvestment of distributions may be redeemed without a CDSC at any time. The CDSC is paid to McDonald.

The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Shares will be sold without a CDSC to "wrap accounts" for the benefit of clients of broker-dealers, financial institutions, or financial planners adhering to certain standards established by Gradison Mutual Funds.

The CDSC will not be charged on the following transactions in IRA or other retirement plans:

(i) required minimum distributions to plan participants or beneficiaries who are age 701/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value;

(ii) in kind transfers of assets where the participant or beneficiary notifies Gradison of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in other Gradison mutual funds; and

(iv) tax-free returns of excess contributions or returns of excess deferral amounts.


TRANSACTIONS THROUGH GRADISON, MCDONALD, AND OTHER AGENTS

Investors who maintain brokerage accounts with Gradison or McDonald may purchase or redeem Fund shares without incurring any fees. Shares may also be purchased or redeemed through a broker-dealer (other than Gradison or McDonald), investment counselor or other agent or fiduciary, which may charge a fee for its services. The Funds may agree to modify or waive their purchase and redemption procedures or requirements in order to facilitate these transactions. For example, investors may purchase shares through broker-dealers who are members of the National Association of Securities Dealers, Inc. under terms that require payment within three business days of purchase. No such modification or waiver will result in an investor being assessed a fee by a Fund in connection with any purchase or redemption of shares.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

All purchase and redemption information and authorizations (except those effected by Gradison or McDonald) should be mailed or delivered to Gradison Mutual Funds, 580 Walnut Street, Cincinnati, Ohio 45202.


All purchases and redemptions are made at the net asset value per share next calculated after receipt of a purchase order (and provision for payment has been made) or a valid redemption request. Certain redemptions are subject to a contingent deferred sales charge. (See "Purchases and Redemptions" in this Prospectus.) If payment for a purchase of shares is not received from a broker-dealer within the time required as set forth above or if a purchaser's check is returned to a Fund as uncollectible, the purchase is subject to cancellation and the broker-dealer or purchaser, as the case may be, will be responsible for any loss incurred by a Fund. To redeem share certificates, the certificates must be presented to the Fund with proper endorsements and signature guarantees, a procedure that may result in delay. The Funds do not currently issue share certificates. Shareholders receive periodic statements of share ownership and transactions.

Under extraordinary circumstances, such as periods of drastic economic or market changes, it is possible that you might not be able to reach the Funds by telephone to effect a redemption. If such an occasion were ever to occur, you can make a redemption request in writing (by mail or personally delivered) to the Funds' offices. Shareholders who have brokerage accounts with Gradison or McDonald can request that their investment consultant arrange the redemption. The telephone redemption feature may be terminated or modified upon 30 days' notice to shareholders.

The Funds, Gradison, McDonald, and their officers and employees will not be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if they do not, in the view of the Securities and Exchange Commission, they may be liable for any losses resulting from unauthorized instructions. Telephone transactions are available to all shareholders as a standard service.


DIVIDENDS AND DISTRIBUTIONS

Substantially all of the net investment income of the Established and Growth & Income Funds is distributed to shareholders as quarterly dividends. Net investment income is distributed to shareholders of the Opportunity Fund semi-annually and, if any, to shareholders of the International Fund annually. Any net capital gains (net profits on the sale of portfolio securities, less any available capital loss carryovers) realized by the Funds are distributed to shareholders at least annually. Additional distributions are sometimes necessary to meet tax requirements. The record and distribution dates for income dividends and capital gain distributions will be as determined by the Board of Trustees. Unless you select the Distribution Plan, all income dividends and capital gain distributions from a Fund will be automatically paid in additional shares of the Fund at the net asset value for such shares on the date the distributions are payable. Shareholders will receive a statement confirming each dividend or distribution.


TAXES

Each Fund intends to operate as a "regulated investment company" under the Internal Revenue Code ("Code"). In any fiscal year in which a Fund so qualifies and distributes to shareholders all of its net investment income and net capital gains, the Fund itself will be relieved of federal income tax. All dividends and capital gains are taxable to shareholders whether they are paid in shares or received in cash - except as to shareholders who are exempt from taxation or entitled to tax deferral. Dividends derived from net investment income and any distributions of net realized short-term capital gains are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable as such regardless of how long shares of a Fund have been held. Each year, shareholders will be notified of the amount and federal tax status of all dividends and capital gains paid during the prior year.

Special rules may apply if the International Fund invests in certain foreign companies, the bulk of the gross income of which is derived from passive investment activity, or at least half of the assets of which are investment assets (such companies are classified under the Code as passive foreign investment companies ("PFICs")). Pursuant to these rules, among other things,
(i) the International Fund may be subject to federal income tax (and an interest charge) on distributions from, or on the gain from the sale of the stock of, such foreign companies, even though the International Fund distributes the corresponding income to shareholders and (ii) gain from the sale of the stock of such foreign companies may be treated as ordinary income. For a further discussion of these special rules, including certain tax elections that may be available, see the Statement of Additional Information of the International Fund under "Taxes."

Shareholders of the International Fund who are U.S. citizens or residents may be able to claim a foreign tax credit or deduction on their U.S. income tax returns with respect to foreign taxes paid by that Fund. If, at the end of the fiscal year of the International Fund, more than 50% of the value of its total assets is represented by stock or securities of foreign corporations, it may make an election permitted by the Code to treat certain foreign taxes it paid as having been paid by its shareholders. In that case, shareholders who are U.S. citizens or residents, or U.S. corporations may claim a foreign tax credit or deduction (but not both) on their U.S. income tax returns, subject to certain rules and limitations. If the International Fund does not make the election, shareholders may not claim the foreign tax credit or deduction, but the dividends they receive and report as income will be net of such foreign tax paid by the Fund. The International Fund has not made this election for previous fiscal years.

Unless a shareholder has provided the Funds with a certified taxpayer identification number and has certified that the shareholder is not subject to back-up withholding, the Funds are required to withhold 31% of distributions and other reportable payments. Amounts withheld are remitted to the U.S. Treasury.

The foregoing is only a summary of some important generally applicable federal income tax provisions in effect as of the date of this Prospectus; see the Statements of Additional Information for further information. There may be other federal, state, or local tax considerations applicable to a particular investor. Each year, shareholders will be notified of the amount and federal tax status of all distributions paid during the prior year.


NET ASSET VALUE

The net asset value of the shares of the Funds are calculated once daily, as of the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on each day that Exchange is open. The net asset value per share of the Funds, which is the price at which shares are purchased and redeemed, is computed by dividing the value of each Fund's net assets (assets minus liabilities) by the number of shares outstanding. Securities owned by the Funds are generally valued on the basis of market quotations, including prices provided by pricing services.

The value of portfolio securities in the International Fund that are traded on exchanges outside the United States is based upon the price on the exchange as of the close of business of the exchange immediately preceding the time of valuation (or as of the closing of trading on the New York Stock Exchange, if that is earlier). Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. When market quotations for futures positions held by the International Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available are valued at fair value determined pursuant to procedures approved by the Board of Trustees. It is possible that the calculation of the net asset value of the International Fund may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and 4:00 p.m. Eastern time, and at other times, may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value.

OPTIONAL SHAREHOLDER SERVICES

AUTOMATIC INVESTMENT PLAN

You may arrange for a fixed amount of money to be transferred on a regular automatic basis from your bank or other depository account to your Fund account. For additional information, obtain the Gradison Automatic Investment Plan form from the Funds.

DISTRIBUTION PLAN

You may elect (on the Account Information Form) to automatically receive cash payments of dividends and/or capital gains distributions. (For this purpose, short-term capital gains distributions are considered dividends.) You may change or terminate this election at any time by written notice to a Fund.

AUTOMATIC PAYMENT PLAN

If your account has a value of at least $10,000, you may elect (on the Account Information Form) to have monthly or quarterly payments of a specified amount (but not less than $50) mailed to you or anyone specified on the form. You may change or terminate this election at any time by written notice to a Fund. Because the Funds cannot guarantee that payments will be made on the exact date specified, the Plan should not be utilized for time-sensitive payments. Investors utilizing the Automatic Payment Plan should be aware that each payment constitutes a redemption for tax purposes.

EXCHANGES

Shares of the Funds may be exchanged, without administrative fees, for shares of any other Gradison fund and for shares of certain federal/Ohio tax-free money market funds. You may request exchanges by telephoning or writing the Funds. Before making an exchange, you should read the prospectus of the fund in which you are investing which is available upon request. An exchange may not be made from a Fund to the fund in which you are investing unless the shares of such fund are registered for sale in the state in which you reside. The terms of the exchange feature are subject to change and the exchange feature is subject to termination, both upon 60 days' written notice, except that no notice shall be required under certain circumstances provided for by rules of the Securities and Exchange Commission.


MANAGEMENT OF THE FUNDS

The Trust's Board of Trustees is responsible for the direction and supervision of the Funds' operations. Subject to the authority of the Board of Trustees, McDonald, through Gradison, manages the investment and reinvestment of the assets of the Funds (except for the International Fund), and provides its employees to act as the officers of the Trust who are responsible for the overall management of the Funds. McDonald, a wholly owned subsidiary of McDonald & Company Investments, Inc., McDonald Investment Center, 800 Superior Avenue, Cleveland, Ohio 44114, is an investment adviser and a securities broker-dealer. McDonald, including Gradison's predecessor, has served as an investment adviser to investment companies since 1976.

Blairlogie, the Portfolio Manager of the International Fund, is a Scottish investment management firm, organized as a limited partnership. Blairlogie is the successor investment adviser to Blairlogie Capital Management Ltd., an indirect subsidiary of Pacific Mutual Life Insurance Company ("PFAMCo"). Blairlogie is organized as a U.K. limited partnership with two general partners and one limited partner. The general partners are PIMCO Advisors ("PIMCO") which serves as the supervisory partner, and Blairlogie Holdings Limited, a wholly owned corporate subsidiary of PIMCO Advisors which serves as the managing partner. The limited partner is Blairlogie Partners L.P., a limited partnership, the general partner of which is PFAMCo, and the limited partners of which are the principal executive officers of Blairlogie Capital Management. Blairlogie Partners L.P. has agreed that PIMCO will acquire one-fifth of its 25% interest annually, beginning December 31, 1997. Blairlogie Capital Management Ltd., the predecessor investment adviser to Blairlogie, commenced operations in 1992. Accounts managed by Blairlogie had combined assets as of December 31, 1997, in excess of $600 million. Blairlogie's address is 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland. Blairlogie is registered as an investment adviser with the Securities and Exchange Commission of the United States and the Investment Management Regulatory Organization of the United Kingdom. PFAMCo and its affiliates own a substantial interest in PIMCO and indirectly hold a major interest in PIMCO Partners, G.P., the general partner of PIMCO.


For the year ending March 31, 1998, the Established Fund, the Opportunity Fund, the Growth & Income Fund and the International Fund, paid McDonald investment advisory fees, respectively of .51%, .62%, .65%, and .79% (1.0% without consideration of fee waiver by McDonald).


McDonald compensates Blairlogie as Portfolio Manager of the International Fund at the rate of .80% of the first $25 million of average daily net assets, .70% of the next $25 million, .60% of the next $50 million, .50% of the next $150 million, and .40% of assets in excess of $250 million. Under the Portfolio Management Agreement, the Portfolio Manager has full investment discretion and makes all determinations respecting the purchase and sale of the International Fund's investments.

McDonald provides services to the Funds pursuant to a Transfer Agency and Accounting Services Agreement. That Agreement provides for the payment by the Funds to McDonald of $18.50 per non-zero balance shareholder account per year ($5.00 per closed account per year) plus out-of-pocket costs for acting as transfer agent and an accounting services fee for the Funds, except the International Fund, based on each Fund's average daily net assets at an annual rate of .03% on the first $100 million, .02% of the next $100 million, and .01% on any amount in excess of $200 million, with a minimum annual fee of $40,000 per year for each Fund, and for payment by the International Fund of an accounting services fee based on that Fund's average daily net assets at an annual rate of .045% on the first $100 million, .030% of the next $100 million, and .015% on any amount in excess of $200 million, with a minimum annual fee of $60,000 per year.

Registered broker-dealers, third party administrators of tax-qualified retirement plans, and other entities which establish omnibus accounts with the Funds may provide sub-transfer agency, recordkeeping, or similar services to participants in the omnibus accounts which reduce or eliminate the need for identical services to be provided on behalf of the participants by the Funds' transfer agent. In such cases, the Funds may pay the entity a sub-transfer agency or recordkeeping fee. Entities receiving such fees may also receive 12b-1 and other fees described in the next paragraph.

Under the terms of a distribution expense/service plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Funds make service fee payments to the Distributor for providing personal services to shareholders of the Funds, including responding to shareholder inquiries and providing information to shareholders about their accounts, at an annual rate of up to
 .25% of the assets of the Funds. The Funds also annually pay the

Distributor a distribution fee in an additional amount of up to .25% of the Funds' assets. The distribution fee is paid to the Distributor for general distribution services and as compensation for selling shares of the Funds. These fees are calculated on a daily basis and paid to the Distributor monthly. The Distributor may make payments to financial intermediaries and securities dealers of those amounts. The Distributor, from its own resources, also pays a fee in the amount of .50% of the amount invested to securities dealers who sell Fund shares.

Gradison may, from time to time, agree to waive the receipt of management fees from a Fund and/or reimburse a Fund for other expenses in order to limit a Fund's expenses to a specified percentage of average net assets. Until at least August 1, 1999, Gradison has agreed to limit the expenses of the Growth & Income and International Funds to no more than 1.50% and 2.00%, respectively of their net assets, excluding extraordinary items. If Gradison discontinues a waiver or reimbursement arrangement, the Fund's expenses will increase and its return will be reduced. Gradison retains the ability to be repaid by a Fund for fees waived and expenses reimbursed if expense ratios fall below the specified limit prior to the end of the fiscal year. Gradison may waive or reimburse fees in a greater amount than is required by an applicable fee waiver arrangement.

Like other mutual funds, financial and business organizations, and individuals around the world, each Fund could be adversely affected if the computer systems used by its investment adviser, sub-advisers, and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." Gradison is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

On June 15, 1998, McDonald & Company Investments, Inc. announced that, subject to certain conditions that have not yet been satisfied, it will merge with KeyCorp. KeyCorp is a bank holding company and one of the nation's largest financial services companies, with assets of approximately $75 billion. Through four principal lines of business--Corporate Capital, Consumer Finance, Community Banking and Capital Partners, KeyCorp provides retail and wholesale banking, investment, financing and money management services to individuals and companies across the United States. The Funds currently anticipate that, subsequent to the merger, McDonald & Company Securities, Inc. ("McDonald") will become a subsidiary of KeyCorp and will continue to act as investment adviser, transfer agent, and accounting service provider for the Funds and that the sub-investment adviser of the International Fund will continue to act in that role. However, shareholder approval may be required in order for McDonald to continue serving as investment adviser (and for the International Fund's sub-investment adviser to continue in that role) after the merger. In additional, certain officers of the Trust who are employees of McDonald may be replaced by individuals who are not employees of McDonald or any other KeyCorp subsidiary in order to comply with certain banking laws and regulations. Because those laws and regulations also would prohibit McDonald from acting as the Fund's distributor subsequent to the merger, the Funds intend to obtain the services of a new distributor that is not affiliated with McDonald or KeyCorp.

PERFORMANCE CALCULATIONS

From time to time the Funds' "total return" may be presented in advertisements. The total return figure is an historical figure and is not intended to indicate future performance. The total return of a Fund may be presented in different ways. One way will show the average annual compounded rate of return over an indicated period that would equate an initial amount of money invested in a Fund at the beginning of a stated period to the ending value of the investment. Another calculation will show the aggregate total return over an indicated period by dividing the change in value during the period by the initial amount of the investment. Advertisements may also include figures (sometimes depicted in graphs) reflecting the value of a specified amount of money invested in a Fund over various time periods and comparison of a Fund's performance to the performance of stock indices such as the S& P 500. All calculations assume the reinvestment of all dividends and distributions. The Funds may also advertise performance rankings assigned to them by organizations which evaluate mutual fund performance such as Lipper Analytical Securities Corp. They may also advertise "ratings" assigned to them by organizations such as Morningstar, Inc. The Funds' Annual Reports to Shareholders contain additional performance information and will be made available without charge upon request by telephone to the phone number listed on the cover of this Prospectus.


INDIVIDUAL RETIREMENT ACCOUNTS

Shares of the Funds may be purchased in conjunction with an Individual Retirement Account ("IRA"), which permits exchange privileges with Gradison mutual funds (see "Exchanges") and which may also be used with a Gradison or McDonald self-directed brokerage account. Detailed information concerning IRA accounts is available by calling the phone numbers listed on the cover of this Prospectus.


GENERAL INFORMATION

Each Fund is a diversified series of the Gradison Growth Trust which is an Ohio business trust organized under the laws of the State of Ohio by a Declaration of Trust dated May 31, 1983. Each share of each Fund has one vote and represents an equal pro rata interest in the Fund. Shareholder inquiries should be directed to the phone numbers or address listed on the cover of this Prospectus.

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                                       23

                                TABLE OF CONTENTS


================================================================================
Expense Summary                                                                2

Financial Highlights                                                           3

Investment Objectives, Policies and Risks                                      7

Purchases and Redemptions                                                     15

Dividends and Distributions                                                   17

Taxes                                                                         17

Net Asset Value                                                               18

Optional Shareholder Services                                                 19

Management of the Funds                                                       19

Performance Calculations                                                      22

Individual Retirement Accounts                                                22

General Information                                                           22
--------------------------------------------------------------------------------



                          [GRADISON MUTUAL FUNDS LOGO]

                    580 Walnut Street, Cincinnati, Ohio 45202
                          (513) 579-5000 (800) 869-5999

                              GRADISON GROWTH TRUST



                         GRADISON ESTABLISHED VALUE FUND
                         GRADISON OPPORTUNITY VALUE FUND
   ---------------------------------------------------------------------------

                             STATEMENT OF ADDITIONAL

                                   INFORMATION

   ---------------------------------------------------------------------------
                             For information, call:
                         579-5700 from Cincinnati, Ohio

                Toll free (800) 869-5999 from outside Cincinnati

               Information may also be obtained from the Trust at:
                                580 Walnut Street
                             Cincinnati, Ohio 45202

---------------------------------------------------------------------------


        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Funds of the Trust, dated August 1, l998, which have been filed with the Securities and Exchange Commission. The Prospectuses are available upon request without charge from the Trust at the above address or by calling the phone numbers provided above.


The date of this Statement of Additional Information is August 1, l998.


CONTENTS                                      Page     LOCATION IN PROSPECTUSES

INVESTMENT RESTRICTIONS . . . . . . . . . . .  3    Investment Objectives, Policies and Risks

PURCHASE OF SHARES  . . . . . . . . . . . . .  4    Purchases and Redemptions

REDEMPTION OF SHARES  . . . . . . . . . . . .  5    Purchases and Redemptions

EXCHANGE PRIVILEGE  . . . . . . . . . . . . .  5    Optional Shareholder Services
     Telephone Exchanges  . . . . . . . . . .  5
     Written Exchanges  . . . . . . . . . . .  5
     General Exchange Information . . . . . .  5

TAXES . . . . . . . . . . . . . . . . . . . .  6    Taxes

NET ASSET VALUE . . . . . . . . . . . . . . .  7    Net Asset Value

PORTFOLIO TRANSACTIONS  . . . . . . . . . . .  7

INVESTMENT PERFORMANCE  . . . . . . . . . . .  9    Performance Calculations

INVESTMENT ADVISER  . . . . . . . . . . . . . 10    Management of the Funds
     Advisory Agreement . . . . . . . . . . . 10
     Distribution Plan. . . . . . . . . . . . 11
     Transfer Agency and Accounting
     Services Agreement   . . . . . . . . . . 13
TRUSTEES AND OFFICERS OF THE TRUST  . . . . . 13

DESCRIPTION OF THE TRUST  . . . . . . . . . . 15    General Information

CUSTODIAN . . . . . . . . . . . . . . . . . . 16

ACCOUNTANTS . . . . . . . . . . . . . . . . . 16

LEGAL COUNSEL . . . . . . . . . . . . . . . . 16

SALES BROCHURE INFORMATION  . . . . . . . . . 17

FINANCIAL STATEMENTS AND REPORT OF
INDEPENDENT PUBLIC ACCOUNTANT . . . .Following Page 40       Financial Highlights

INVESTMENT RESTRICTIONS

        In addition to the investment restrictions described in the Prospectus of each Fund, the Trust has adopted the following investment restrictions and limitations, which may not be changed with respect to either Fund without the approval of the holders of a majority of the outstanding shares of that Fund. (See "Description of the Trust".) Each Fund will not:

 (1) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 5% of the total assets of a Fund, taken at the lower of acquisition cost or market value;

 (2) Make loans, except (a) through the purchase of publicly distributed corporate securities, U.S. Government obligations, certificates of deposit, high-grade commercial paper and other money market instruments, and (b) loans of portfolio securities to persons unaffiliated with the Trust not in excess of 20% of the value of a Fund's total assets (taken at market value) made in accordance with the guidelines of the Securities and Exchange Commission and with any standards established from time to time by the Trust's Board of Trustees, including the maintenance of collateral from the borrower at all times in an amount at least equal to the current market value of the securities loaned;

 (3) Mortgage, pledge or hypothecate securities, except in connection with a permissible borrowing as set forth in investment restriction (1) above, and then only in amounts not exceeding 10% of the value of the assets of a Fund (taken at the lower of acquisition cost or market value);

 (4) Make short sales of securities or purchase securities on margin, except short-term credit necessary for the clearance of transactions;

 (5) Purchase or sell real estate, except it is permissible to purchase securities secured by real estate or real estate interests or issued by companies that invest in real estate or real estate interests;

 (6) Purchase the securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except by purchase in the open market of securities of closed-end investment companies involving only customary broker's commissions, and then only if immediately after such purchase, no more than 10% of the value of the total assets of a Fund would be invested in such securities;

 (7)    Invest in companies for the purpose of exercising control or management;

 (8) Purchase securities subject to restrictions on disposition under the Securities Act of 1933;

 (9) Purchase securities for which no readily available market quotation exists, if at the time of acquisition more than 5% of the total assets of a Fund would be invested in such securities (repurchase agreements maturing in more than seven days are included within this restriction);

(10) Underwrite the securities of other issuers, except insofar as the Trust may technically be deemed an underwriter under the Securities Act of 1933 in connection with the disposition of portfolio securities;

(11) Purchase or sell commodities, commodity contracts, or interests in oil, gas or other mineral exploration or development programs, except it is permissible to purchase securities issued by companies that hold interests in oil, gas or other mineral exploration or development programs;

(12) Participate on a joint, or a joint and several, basis in any securities trading account;

(13)    Write, purchase or sell puts, calls or combinations thereof;

(14) Purchase or retain the securities of any issuer if any Trustee or officer of the Trust is or becomes a director or officer of such issuer and owns beneficially more than 1/2 of 1% of the securities of such issuer, or if those directors, trustees and officers of the Trust and its investment adviser who are directors or officers of such issuer together own or acquire more than 5% of the securities of such issuer;

(15) Purchase any securities of companies which have (with their predecessors) a record of less than three years of continuous operation, if at the time of acquisition more than 5% of a Fund's total assets would be invested in such securities; or

(16) Purchase any securities (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of a Fund's total assets would be invested in securities of any one issuer or more than 10% of the outstanding securities of any one issuer would be owned by the Trust and held in that Fund.

        If a percentage restriction set forth above is met at the time of investment, a later movement above the restriction level resulting from a change in the value of securities held by the Fund will not be considered a violation of the investment restriction. For purposes of restriction number two above, repurchase agreements are not considered loans. For purposes of the restriction prohibiting the Fund from investing more than 25% of its assets in companies in the same industry ( see "Investment Policies - Established and Opportunity Funds" in the Prospectus), the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission (which utilizes the Standard Industrial Classification Codes promulgated by the Office of Management and Budget of the Executive Office of the President) is used to determine industry classifications.


PURCHASE OF SHARES

        The Trust reserves the right to impose a charge of $15 for any purchase check returned to the Trust as uncollectible and to collect such fee by redeeming shares of the Trust from such shareholder's account.

        Unless specifically requested in writing, share certificates will not be issued. Under no circumstances will certificates be issued for fractional shares or to investors who elect Automatic Payments. The Trust reserves the right to limit the amount of any purchase and to reject any purchase order. Shares of both Funds are offered continuously; however, the offering of shares of one or both Funds may be suspended at any time and resumed at any time thereafter. The Trust intends to waive the initial and subsequent purchase minimums for employees of McDonald & Company Securities, Inc. ("McDonald") which, through its Gradison Division ("Gradison"), acts as the investment adviser and distributor ("Adviser" and "Distributor").


REDEMPTION OF SHARES

        The Trust may suspend the right of redemption or may delay payment (a) during any period when the New York Stock Exchange is closed other than for customary weekend and holiday closings, (b) when trading in markets normally utilized by the Trust is restricted, or an emergency exists (determined in accordance with the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of a Fund is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Trust's shareholders.

        The Fund transmits redemption proceeds only to shareholder names and addresses on its records (or which it has otherwise verified), provides written confirmation of all transactions initiated by telephone (either immediately or by monthly statement, depending on the circumstances), and requires identification from individuals picking up checks at its offices.

        The Contingent Deferred Sales Charge is waived on purchases through McDonald and Gradison and on purchases in connection with "wrap accounts" because the Distributor is not paying a sales commission to dealers on such purchases; therefore, the CDSC is not needed to reimburse the Distributor for such commissions in the event of a redemption made during the CDSC period. (The Distributor compensates its own employees for Fund share sales, some of which compensation may be recouped in the event of redemption of shares on which compensation has been paid within certain time periods.) The CDSC is waived on the death or disability of shareholders because of the hardships involved in such situations. The CDSC is waived on certain redemptions in IRA and retirement accounts because the redemptions may not be voluntary and for competitive reasons.



EXCHANGE PRIVILEGE

        If a new account is established by an exchange, the dollar amount of the exchange must at least be equal to the minimum initial investment of the fund into which the exchange is made; if an exchange is made into an existing account, the minimum additional investment amount must be met.


TELEPHONE EXCHANGES

        You may request exchanges by telephoning the Trust at 579-5700 from Cincinnati, or toll free (800) 869-5999 from outside Cincinnati. Such request should include your name and account number and the number of shares or dollar amount of the fund to be exchanged. Telephone exchanges may be made only when the registration of the two accounts will be identical and may not be made by shareholders who have had share certificates issued for their shares.


WRITTEN EXCHANGES

        You may also exchange your shares of either Fund by written request directed to:

                             Gradison Mutual Funds
                             580 Walnut Street
                             Cincinnati, Ohio 45202

Such written request should include your name and account number and the number of shares or dollar amount of the Fund to be exchanged. If you have share certificates for the shares being exchanged, they must accompany or precede the exchange request and must be properly endorsed with signatures guaranteed by a domestic commercial bank or trust company or a member firm of a national securities exchange. Unless otherwise indicated, a new account established by written exchange will have the same registration and selected options as your present account.

GENERAL EXCHANGE INFORMATION

        An exchange involves a redemption of the shares of the fund being exchanged and the investment of the redemption proceeds into shares of the fund being purchased. Both the redemption and investment will occur at the respective net asset value per share (except in the case of purchases of mutual funds sold subject to a sales load) next determined after receipt by the Trust of a proper exchange request. For Federal income tax purposes, an exchange of shares is considered to be a sale and, depending upon the circumstances, a short or long-term gain or loss may be realized.

        The Gradison Mutual Funds and Gradison (with respect to any tax-free money market funds) each reserve the right to reject any exchange request. The exchange feature may be terminated at any time by the shareholder, the Gradison Mutual Funds or Gradison. In the case of excessive use of the exchange feature, the Trust, upon 30 days' written notice, may make reasonable service charges (as specified in the notice) by redeeming shares from such shareholder's account.


TAXES


        Each Fund has qualified, and intends to qualify in the future, for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). By so qualifying, the Funds will not be taxed on net investment income and net realized capital gains distributed to shareholders.

        Dividends from net investment income and distributions from net realized short-term capital gains are taxable to shareholders as ordinary income, whether paid in cash or in additional shares of a Fund. All or a part of the dividends distributed to shareholders will qualify for the deduction for dividends received by corporations. The specific amounts eligible for this deduction depend upon certain factors set forth in the Code, and the Trust will furnish shareholders annually with written advice as to the amounts of dividend distributions eligible for such deduction.

        Distributions of any net capital gains (the excess of net long-term capital gains over net short-term capital loss) is taxable to shareholders as long-term capital gains, whether paid in cash or in additional shares of a Fund and regardless of the length of time a shareholder has owned shares of a Fund. These capital gains distributions are not eligible for the dividends received deduction for corporations. The Trust will furnish shareholders with written notification as to the amount of any long-term capital gains concurrently with any distribution that includes long-term capital gains.

        Investors should be aware of the tax implications of purchasing shares shortly before a record date for a dividend or capital gain distribution. To the extent that the net asset value of a Fund at the time of purchase reflects undistributed income or capital gains, or net unrealized appreciation of securities held by the Fund, a subsequent distribution to the shareholder of such amounts, although in effect constituting a return of his or her investment, would be taxable as described above.

        In order to continue to qualify for treatment as a regulated investment company under the Code, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income plus net short-term capital gain, if any), and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S.
government securities) of any one issuer.

        A Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its net investment income for that year and any net realized capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

        Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in January of the following year, will be treated as having been received by shareholders on December 31 of the year in which the dividend was declared.

        Redemption or resale of shares of a Fund will be a taxable transaction for federal income tax purposes. Redeeming shareholders will recognize a gain or loss in an amount equal to the difference between their basis in such redeemed shares of the Fund and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will generally be long-term if such shareholders have held their shares for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares.



        The federal income tax matters summarized above are subject to change by legislation, administrative action and judicial decision. In addition, shareholders may be subject to state and local taxes with respect to their ownership of shares or distributions from the Trust. Shareholders should consult their tax adviser as to their personal tax situation.


NET ASSET VALUE


        The net asset value of each Fund is calculated once daily Monday through Friday except on the following holidays: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


        The assets and liabilities of each Fund are determined in accordance with generally accepted accounting principles and the applicable rules and regulations of the Securities and Exchange Commission. Assets and liabilities attributable to a specific Fund are allocated to that Fund. Assets and liabilities not readily attributable to a Fund are allocated to each Fund in a manner and on a basis determined in good faith by the Trustees to be fair and equitable.

        When calculating the net asset value of a Fund, a security listed or traded on an exchange is valued at its last sale price on that exchange, or if there were no sales that day, the security is valued at the closing bid price. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Portfolio securities and other assets for which market quotations are not readily available are valued at their fair value as determined by management of the Fund pursuant to procedures approved by the Board of Trustees and subject to oversight by the Board of Trustees. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost which approximates market value.



PORTFOLIO TRANSACTIONS

        The Adviser is responsible for making the Trust's portfolio decisions, including allocation of the Trust's brokerage business and negotiation of brokerage commissions, subject to policies established by the Trust's Board of Trustees. The Trust places orders for transactions with a number of brokers and dealers. For the fiscal year ended March 31, 1998, the aggregate brokerage commissions paid by the Established Value Fund were $200,205 and for the Opportunity Value Fund were $136,378. For the fiscal year ended March 31, 1997, the aggregate brokerage commissions paid by the Established Value Fund were $261,702 and for the Opportunity Value Fund were $92,853.

        The portfolio turnover rate for the Trust for the respective fiscal periods ended March 31, 1998 and l997 for the Established Value Fund was 20% and 31% and 18.48%, and for the Opportunity Value Fund was 42% and 35%.

        In purchasing and selling portfolio securities, brokers and dealers are selected to obtain the most favorable net results, taking into account various factors, including the price of the security, the commission rate, the size of the transaction, the difficulty of execution and other services offered by brokers or dealers which are of benefit to the Trust. The Adviser selects brokers and dealers to execute transactions on the basis of its judgment of their professional capability to provide the service at reasonably competitive rates. The Adviser's determination of what constitutes reasonably competitive rates is based upon its professional judgment and knowledge as to rates paid and charged for similar transactions throughout the securities industry. The Adviser may consider sales by brokers or dealers of shares of the Funds of the Trust when selecting brokers or dealers to execute portfolio transactions as long as the most favorable net results are obtained.

        The Adviser may receive commissions from the Funds for effecting transactions only in accordance with procedures adopted by the Board of Trustees. Any procedures adopted by the Trustees will incorporate the standard contained in Rule 17e-1 under the Investment Company Act of 1940 that the commissions paid must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time". The Adviser has assured the Trust that in all transactions placed with the Adviser, the Funds will be charged a commission that is at least as favorable as the rate the Adviser charges to its other customers in similar transactions. No commission charged to the Funds by the Adviser or any broker affiliated with the Adviser will include compensation for research services provided by the Adviser or any such affiliated broker. Since inception of the Funds neither the Adviser nor any broker affiliated with the Adviser received any commissions from the Funds.


        During the year ended March 31, l998, the Funds did not purchase any securities of any of the Funds' regular dealers. (Item 17).

        Brokers who provide supplemental investment research to the Adviser may receive orders for transactions in portfolio securities of the Trust. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Information so received is in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement with the Trust. If in the judgment of the Adviser the commission is reasonable in relation to the brokerage and research services provided, the Adviser is authorized to pay brokerage commissions in excess of commissions another broker would have received for effecting the same transaction, subject to the review of the Trust's Board of Trustees. Not all such research services may be used by the Adviser in connection with managing the Funds. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, and the Adviser may use such information in servicing its other accounts.

        Because of the affiliation of the Adviser with the Trust, the Trust is prohibited from engaging in certain transactions involving the Adviser except in compliance with the provisions of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Accordingly, the Trust will not purchase or sell portfolio securities from or to the Adviser in any transaction in which the Adviser acts as principal, including transactions in the over-the-counter market. The Trust may purchase securities from other members of an underwriting syndicate of which the Adviser is a participant, but only under the conditions set forth in applicable rules of the Securities and Exchange Commission.

        The Adviser also serves as the investment adviser to other investment companies and furnishes investment advice to other clients. Investment decisions for each Fund of the Trust are made independently from those for the other Fund and for other Gradison mutual funds although other clients advised by the Adviser may have similar objectives and investment programs as the Funds. Purchases and sales of particular securities may be effected simultaneously for such entities and clients. In such instances, the transactions will be allocated as to price and amount in a manner the Adviser considers equitable to each of the affected entities or clients, which could have a detrimental effect upon the price or amount of the securities purchased or sold for a Fund. On the other hand, in some cases the ability of the Trust to participate in volume transactions may produce better executions for the Trust.


INVESTMENT PERFORMANCE

Total Return
------------
Percentage Change:
------------------
              Since Inception                             Year Ending December 31
              (8/16/83-3/31/98)------------------------------------------------------------------------------
              (Not annualized)  1987   1988    1989     1990   1991   1992   1993   1994  1995   1996    l997
               --------------   ----   ----    ----     ----   ----   ----   ----   ----  ----   ----    ----

Established         699.4%     12.4%   15.1%   16.0%   (8.1%)  22.2%  10.2%  20.7%    .3%  26.4%  19.3%  22.65%
Value Fund

Standard            933.8%      5.2%   16.4%   31.7%   (3.1%)  30.5%   7.6%  10.0%   1.3%  37.6%  23.0%  33.36%
and Poor's 500
Stock Index
             --------------------------------------------------------------------------------------------------
Opportunity         459.4%    (5.4%)   23.6%   23.1%  (13.1%)  35.9%  14.3%  11.1%  (2.2%) 26.8%  19.5%  31.18%
Russell 2000        434.8%    (8.8%)   24.9%   16.2%  (19.5%)  46.0%  18.4%  18.9%  (1.8%) 28.4%  16.5%  22.36%
  Index


        The Average Annual Total Return of the Funds has been as follows:


                                                    Established            Standard   Opportunity   Russell
                                                    Value                  & Poor's   Value         2000
                                                    Fund                   500        Fund          Index
                                                    -----------            --------   -----------   -----

For 10 years ending 3/31/98                         14.21%                 18.93%     14.88%        14.85%
For 5 years ending 3/31/98                          17.35%                 22.39%     17.44%        17.67%
For 12 months ending 3/31/98                        29.67%                 47.99%     42.02%        42.01%


        The results of all of the Funds and Indices assume reinvestment of dividends and other distributions. Dividend income for the Standard & Poor's 500 Stock Index for the period from August 16, 1983 to August 31, 1983 is an estimate.


        During the quarter ended March 31, l998, the approximate cash position of the Established Value Fund ranged between 24.2% and 27.1% and stood at 26.3% on March 31, l998. For the Opportunity Value Fund, the range of the approximate cash position was between 24.7% and 28.4%. On March 31, l998, it stood at 27.5%.


        The performance of the Standard & Poor's 500 Composite Stock Price Index is included to compare the Established Value Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the stock market in general and because it generally represents the universe from which securities are selected for the Established Value Fund. The performance of the Russell 2000 Index has been included to compare the results of the Opportunity Value Fund with those of a universe of securities which is representative of small company stock performance.

        The performance quoted above represents past performance. The investment return and value of an investment in the Funds will fluctuate so that an investor's shares may be worth more or less than their cost, when redeemed.

INVESTMENT ADVISER

        The Adviser manages the investment and reinvestment of the assets of the Funds of the Trust in accordance with the Trust's investment objective, policies and restrictions, subject to the general supervision and control of the Trust's Board of Trustees and pursuant to the terms of the Investment Advisory Agreement between the Trust and Adviser.

        The Adviser provides to the Trust at its own expense the executive officers who are necessary for the management and operations of the Trust.


ADVISORY AGREEMENT

        The Investment Advisory Agreement provides that the Adviser will manage the investments of the Funds, subject to review by the Board of Trustees of the Trust. The Adviser also bears the cost of salaries and related expenses of executive officers of the Trust who are necessary for the management and operation of the Trust and compensates the Trustees who are affiliated with the Adviser. The Adviser pays a fee (at an annual rate of $20,000) to William Breen, a professor at Northwestern University, for the right to use the computer modeling methodology and the related data base employed for the Funds. In addition, except as borne by the Trust pursuant to an effective plan under Rule 12b-1 under the Investment Company Act of 1940, the Adviser bears the expenses related to distribution of shares of the Funds, such as costs of preparing, printing and mailing sales literature and other advertising materials, costs of furnishing prospectuses, annual and semiannual reports of the Trust and other materials regarding distributing shares of the Trust to potential investors, and service fee payments to brokers and dealers.

        All expenses not specifically assumed by the Adviser and incurred in the operation of the Trust are borne by the Trust pursuant to the Investment Advisory Agreement. Some of these expenses may be paid by the Adviser subject to reimbursement by the Trust. These expenses include expenses for office space, facilities and equipment and utilities; cost of preparing, printing and mailing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities; such distribution/service expenses as may be incurred pursuant to an effective plan under Rule 12b-1 under the Investment Company Act of 1940; registration, filing and similar fees; legal expenses (including reimbursement to the Adviser for legal services provided to the Trust, subject to review by the Trust's outside counsel); auditing and accounting expenses; taxes and other fees; brokers' commissions and issue or transfer taxes chargeable to the Trust in connection with securities transactions; expenses of issue, sale, redemption and repurchase of shares; cost of share certificates; expenses incurred by the Trust relating to shareholder services (such as responding to inquiries from shareholders and receiving purchase orders and redemption requests) provided by the Adviser or others; fees of Trustees who are not affiliated with the Adviser; charges and expenses of any transfer and dividend disbursing agent, registrar, custodian or depository appointed by the Trust; other expenses of the Trust, including expenses of shareholders' and Trustees' meetings; and fees and other expenses incurred by the Trust in connection with its membership in any organization. Expenses borne by the Trust and attributable to a specific Fund are allocated to that Fund; expenses that are not specifically attributable to a Fund are allocated to each Fund in a manner and on a basis determined in good faith by the Adviser to be fair and equitable (generally, on the basis of the respective net assets of the Funds), subject to review by the Trustees.


        As compensation for its services under the Investment Advisory Agreement, the Adviser receives from the Trust a monthly fee based upon the average value of the daily net assets for the month of each Fund at an annual rate of .65% on the first $100 million of each Fund, .55% on the next $100 million of each Fund and .45% on any amounts in excess of $200 million of each Fund. For fiscal periods ended March 31, l998, March 31, 1997, March 31, l996, and, the advisory fees paid by the Trust to the Adviser, respectively, amounted to $2,580,124,$2,093,562, and $1,890,225, for the Established Value Fund, and $881,658, $699,336, and $631,571, for the Opportunity Value Fund.


        The Investment Advisory Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or reckless disregard of its obligations thereunder, the Adviser is not liable to the Trust or any of its shareholders for any act or omission by the Adviser. The Agreement in no way restricts the Adviser from acting as an investment manager or adviser for others.

        The Investment Advisory Agreement grants to the Trust the right to use the name "Gradison" and "McDonald" as a part of its name, without charge, subject to withdrawal of such right by the Adviser upon not less than 30 days' written notice to the Trust and subject to the automatic termination of such right within 30 days after the termination of the Investment Advisory Agreement for any reason. The Investment Advisory Agreement does not impair the right of the Adviser to use the name Gradison or McDonald in the name of or in connection with any other business enterprise with which it is or may become associated.

        The Investment Advisory Agreement continues in effect as to each Fund from year to year if such continuance is specifically approved at least annually by the vote of the holders of a majority of the outstanding voting securities of that Fund or by the vote of a majority of the Trust's Board of Trustees, and in either event by the vote cast in person of a majority of the Trustees who are not "interested persons" of any party to the Investment Advisory Agreement.

        The Investment Advisory Agreement may be terminated at any time with respect to either Fund without penalty upon 60 days' written notice by (i) the Board of Trustees, (ii) the vote of the holders of a majority of the outstanding voting securities of that Fund or (iii) the Adviser. The Investment Advisory Agreement will terminate automatically in the event of its assignment by the Adviser. The Investment Advisory Agreement may be amended at any time by the mutual consent of the parties thereto, provided that such consent on the part of the Trust shall have been approved by the vote of the holders of a majority of the outstanding voting securities of the affected Fund and by the vote of a majority of the Board of Trustees, including the vote cast in person by a majority of the Trustees who are not "interested persons" of any party to the Investment Advisory Agreement.


DISTRIBUTION PLAN

        The Trust has in effect a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. Rule 12b-1 permits an investment company to finance, directly or indirectly, activities primarily intended to result in the sale of its shares in accordance with the provisions of such Rule. The purpose of the Plan is to increase sales of shares of the Funds to enable the Trust to acquire and retain a sufficient level of assets to enable it to operate at an efficient level. Higher levels of assets tend to result in operating efficiencies with respect to the Trust's fixed costs and portfolio management.

        The Plan permits the Trust to incur expenses related to the distribution of the shares of its Funds, but only as specifically contemplated by the Plan. Under the Plan, the Trust may incur distribution expenses up to an amount that does not exceed an annual rate of .50% of its average daily net assets of that Fund. Distribution expenses may be incurred by the Fund under the Plan within the limitation described above for any activity primarily intended to result in the sale of Fund shares. including but not limited to (a) payments to broker-dealers (including the Adviser) or other persons as compensation for personal services rendered to shareholders of the Funds including providing shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their accounts, and (b) expenses otherwise promoting the sale of the shares of a Fund, such as expenses of preparation, printing and mailing prospectuses, annual and semiannual reports, sales literature and other promotional material to potential investors and of purchasing radio, television, newspaper and other advertising. In the absence of exemptive relief from certain provisions of the Investment Company Act of 1940, as amended, the Trust may incur expenses relative to a Fund under the Plan only when such expenses are directly attributable to that Fund and may not incur expenses under the Plan on a joint basis with other Fund(s).

        The Plan also specifically authorizes the payment of those operational expenses enumerated as being incurred by the Trust pursuant to the Investment Advisory Agreement, as described under the caption "Advisory Agreement" above, to the extent that such payments might be considered to be primarily intended to result in the sale of shares of the Funds. It further specifically authorizes the payment of advisory fees pursuant to the Investment Advisory Agreement to the extent that the Trust might be deemed to be indirectly financing the Adviser's distribution activities through payment of advisory fees. The Board of Trustees does not believe that the payment of such operational expenses by the Trust or payment of the advisory fee constitute the direct or indirect financing of activities primarily intended to result in the sale of shares of the Funds. Thus, although such payments are authorized by the Plan as a protective measure, they are not restricted by the .50% limitation included in the Plan.

        In approving the Plan, the Board of Trustees concluded that there was a reasonable likelihood that the Plan will benefit the Trust and its shareholders. The Plan was approved by the holders of a majority of the outstanding shares of each Fund on August 24, 1984. The Plan (together with any agreements relating to implementation of the Plan) continues in effect as to each Fund for a period of more than one year only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board of Trustees, including the vote of a majority of the Independent Trustees, cast in person at a meeting called for such purpose. The Plan may not be amended to materially increase the amount of distribution expenses incurred by the Trust as to a Fund without the approval of a majority of the outstanding voting securities of that Fund, and all material amendments to the Plan must be approved by a majority of the Board of Trustees and a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such amendment. The Plan may be terminated as to a Fund at any time by a vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding voting securities of that Fund. Any agreement implementing the Plan may be terminated at any time, without the payment of any penalty, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the affected Fund, on not more than 60 days' written notice to the other party to the agreement, and any related agreement will terminate automatically in the event of its assignment. The Plan requires that the Board of Trustees receive at least quarterly written reports as to the amounts expended during each quarter pursuant to the Plan and the purposes for which such amounts were expended. While the Plan is in effect, the selection and nomination of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust shall be committed to the discretion of the disinterested Trustees then in office.

        Pursuant to the Plan, the Trust has entered into a distribution agreement ("Agreement") with the Adviser. This agreement provides that the Adviser will receive compensation for rendering personal services to shareholders of the Funds including providing shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their Fund accounts at an annual rate of .25% of the value of the assets of each Fund of the Trust and, additionally, a fee for other distribution services at an annual rate of .25% of the value of the assets of each Fund. The Agreement may be terminated at any time, without penalty, by a vote of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of either Fund. The Agreement is contingent on the continued effectiveness of the Trust's Distribution Expense Plan and automatically terminates in the event of its assignment.

        During the periods ended March 31, l998, March 31, 1997, and March 31, l996, $2,454,412, $1,928,903, and $1,460,779, respectively, were paid by the
Established Value Fund, and $710,599. $544,851, and $421,414, were paid by the Opportunity Value Fund to McDonald for its assistance in distributing shares of the Funds and for providing personnel services to shareholders. Of these amounts, one half were paid for assistance in distributing shares of the Funds, and one half were paid for providing personnel services to shareholders.



TRANSFER AGENT AND ACCOUNTING SERVICES AGREEMENT


        Pursuant to the Transfer Agent and Accounting Services Agreement, Gradison provides transfer agent, dividend disbursing, and accounting services for the Funds. Gradison responds to inquiries from shareholders, processes purchase and redemption requests, maintains shareholder account records and provides statements and confirmations to shareholders and maintains the Fund's books and accounting records. This Agreement became effective June 1, l995. For the year ending March 31, l998, the fees paid pursuant to the Transfer Agency and Accounting Services Agreement were $384,111, with respect to the Established Value Fund and $170,769, with respect to the Opportunity Value Fund. For the year ending March 31, l997, the fees paid pursuant to this Agreement were $336,673, with respect to the Established Value Fund and $154,756, with respect to the Opportunity Value Fund. For the period from June 1, l995 through March 31, l996, the fees paid by the Established Value Fund and the Opportunity Value Fund pursuant to this Agreement were $294,992 and $140,112, respectively.


TRUSTEES AND OFFICERS OF THE TRUST

        The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years and positions currently held with Gradison-McDonald Cash Reserves Trust ("GMCR"), Gradison Custodian Trust ("GCT"), and Gradison-McDonald Municipal Custodian Trust ("GMMCT"), Gradison, and McDonald, are listed below. All principal occupations have been held for at least five years unless otherwise indicated. Positions held with Gradison were formerly held with Gradison & Company Incorporated. Each Trustee is a Trustee of each of the four Gradison investment companies.


* DONALD E. WESTON (63), 580 Walnut Street, Cincinnati, Ohio. Trustee and Chairman of the Board; Chairman of Gradison; Director of McDonald & Company Investments, Inc. and Cincinnati Milacron Commercial Corp. (financing of capital goods); Chairman of all of the Gradison investment companies.

DANIEL J. CASTELLINI (58), 312 Walnut Street, Cincinnati, Ohio. Trustee; Senior Vice President/Finance and Administration and Chief Financial Officer of the E.
W. Scripps Company (communications).

THEODORE H. EMMERICH (71), 1201 Edgecliff Place, Cincinnati, Ohio. Trustee. Retired; Former managing partner (Cincinnati office) Ernst & Young (Public Accountants); Director of Carillon Fund, Inc., American Financial Group Inc., and Cincinnati Milacron Commercial Corp.; Trustee of Summit Investment Trust and Carillon Investment Trust.

JEROME E. SCHNEE (57), 14 Walt Whitman, Morristown, NJ 07960, Trustee. Senior Director, Health Economics, Johnson & Johnson (Pharmaceuticals) since August 1996; Professor of Management, College of Business Administration, University of Cincinnati.


--------
*Interested and affiliated trustee as defined by the Investment Company Act of l940, because of employment with and stock ownership of the investment adviser.

RICHARD A. RANKIN (56), 434 Scott Street, Covington, Kentucky 41011. Trustee. Partner, Rankin and Rankin (Public Accountants).

BRADLEY E. TURNER (39), 580 Walnut Street, Cincinnati, Ohio. President. Senior Managing Director and Director of McDonald; President of all of the Gradison investment companies.

WILLIAM J. LEUGERS, JR.(55), 580 Walnut Street, Cincinnati, Ohio. Executive Vice President and Portfolio Manager of the Gradison Established and Opportunity Value Funds. Managing Director of Gradison.

JULIAN BALL (46), 800 Superior Avenue, Cleveland, Ohio. Executive Vice President. Portfolio Manager of the Gradison Growth and Income Fund; First Vice President of McDonald since July l994; prior to that, Vice President of Duff & Phelps Investment Management Company.

DANIEL R. SHICK (49), 580 Walnut Street, Cincinnati, Ohio. Vice President and Portfolio Manager of Gradison Established and Opportunity Value Funds; Managing Director of Gradison.

PATRICIA JAMIESON (44), 800 Superior Avenue, Cleveland, Ohio 44114. Treasurer; Senior Managing Director and Chief Financial Officer McDonald; Treasurer of all of the Gradison investment companies.

RICHARD M. WACHTERMAN (51), 580 Walnut Street, Cincinnati, Ohio 45202. Secretary; Senior Vice President and General Counsel of Gradison. Secretary of all of the Gradison investment companies.

MARK A. FRIETCH (39), 580 Walnut Street, Cincinnati, Ohio. Assistant Treasurer. Assistant Treasurer of all of the Gradison investment companies.

GARY H. MILLER (35), 580 Walnut Street, Cincinnati, Ohio. Vice President (Gradison Established Value and Opportunity Value Funds); Associate Vice President of Gradison.

Trustees and officers of the Trust who are affiliated with the Adviser receive no remuneration from the Trust. Trustees who are not affiliated with the Adviser receive fees as determined by the Board of Trustees. As of June 30, l998, the Trustees and officers of the Trust owned an aggregate of less than 1% of the outstanding shares of the Established Value Fund and the Opportunity Value Fund and no person was known to own 5% or more of the shares of either Fund.

Trustee Compensation Table
--------------------------


Name of Trustee                                     Aggregate              Total Compensation
---------------                                     Compensation           From Trust and fund
                                                    From Trust*            complex (3 additional
                                                    for fiscal             Trusts) paid to
                                                    period ended           trustees for calendar
                                                    3/31/98                year ended 12/31/97


Donald E. Weston                                       0                       0
Theodore H. Emmerich                                $7,000                 $25,000
Richard A. Rankin                                   $7,000                 $25,000
Jerome E. Schnee                                    $7,000                 $25,000
Daniel J. Castellini                                $7,000                 $25,000

The Trust maintains a deferred compensation plan which allows trustees to defer receipt of trustee fees otherwise payable to them until a future date. Deferred amounts are credited with interest at a rate equal to the yield of the Gradison U.S. Government Reserves Fund. The Trust does not maintain any other pension or retirement plans. As of March 31, l998, $9,523 was payable by the Trust to the beneficiary of a former trustee who is deceased and as of December 31, 1997, $35,085 was payable to that beneficiary by the Trust and the Fund Complex.


DESCRIPTION OF THE TRUST

        The Trust is a diversified, open-end investment company organized under the laws of the State of Ohio by a Declaration of Trust dated May 31, 1983, which was amended on July 27, 1983. The Declaration of Trust provides for an unlimited number of full and fractional shares of beneficial interest, without par value, of any series authorized by the Board of Trustees. The Board of Trustees has authorized the issuance of shares of four series. Any additional series of shares must be issued in compliance with the Investment Company Act of 1940 and must not constitute a security that is senior to the shares offered pursuant to the Prospectuses. Each share of each series represents an equal, proportionate interest in the related Fund with each other share of that series. All shares are of the same class and are freely transferable. Upon issuance and sale in accordance with the terms of the offering, each share will be fully paid and nonassessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "How to Redeem Shares."

        Holders of shares of each series are entitled to one vote per share; however, separate votes are taken by each series on matters specifically affecting the related Fund. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting in any election of Trustees can elect all of the Trustees of the Trust if they choose to do so, in which event the holders of the remaining shares will be unable to elect a Trustee. Trustees were initially elected by the shareholders at the first annual meeting of shareholders, at special meetings of shareholders, and may be appointed by the remaining trustees under certain circumstances. Under the Declaration of Trust, no further meetings of shareholders are required to be held for the purpose of electing Trustees, unless less than a majority of Trustees holding office have been elected by the shareholders. Shareholders' meetings will be held only when required pursuant to the Declaration of Trust or the Investment Company Act of 1940, and when called by the Trust or shareholders pursuant to the Declaration of Trust. Pursuant to the Declaration of Trust, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by shareholders of record of not less than

10 percent of the Trust's outstanding shares. Whenever the approval of a majority of the outstanding shares of a Fund of the Trust is required in connection with shareholder approval of the Investment Advisory Agreement or the Distribution Plan, or changes in the investment objective or the investment restrictions, a "majority" shall mean the vote of (i) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of that Fund are present in person or by proxy, or
(ii) more than 50% of the outstanding shares of that Fund, whichever is the lesser.

        The assets of the Trust received upon the issuance of the shares of each Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to each such Fund and constitute the underlying assets of each such Fund. The underlying assets of each Fund are segregated on the books of account and are to be charged with the liabilities in respect to each such Fund and with a share of the general liabilities of the Trust. In the event of the termination and liquidation of the Trust, the holders of the shares of any series are entitled to receive, as a class, the underlying assets of the related Fund available for distribution to shareholders.

        The Trust is currently operating, and intends to continue to operate, in compliance with the Ohio law relating to business trusts. Under Ohio law, the shareholders of a complying business trust have no liability to third persons for obligations of the Trust, which are to be satisfied solely from the Trust's property. The Declaration of Trust provides that no Trustee, officer or agent of the Trust shall be personally liable to any person for any action or failure to act except (1) for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties, (2) with respect to any matters as to which he did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Trust, or (3) in the case of any criminal proceeding, with respect to any conduct which he had reasonable cause to believe was unlawful.


CUSTODIAN

        Star Bank, N.A. ("Star Bank"), Star Bank Center, Cincinnati, Ohio 45201 acts as the custodian of the portfolio securities and other assets of the Funds. Star Bank has no part in determining the investment policies of the Trust or the securities which are to be purchased, held or sold by the Trust. The Trust may purchase or sell securities from or to Star Bank.


ACCOUNTANTS

        Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio 45202, is the independent public accountant for the Trust.


LEGAL COUNSEL

        Kirkpatrick & Lockhart LLP acts as legal counsel to the Trust.

[Family of Funds Brochure]


COVER PAGE

YOUR FUTURE STARTS TODAY

[Graphic Photo of men, women, children and a dog]

Logo

Gradison

Mutual Funds

INSIDE COVER PAGE

YOUR FUTURE STARTS TODAY

Page 1

Whatever your goals or aspirations, whatever your objective. One thing is certain. An investment made today brings you that much closer to meeting that objective and reaching the goal. Whether it's starting a family, buying a house, saving for education, or planning for retirement. Time is critical. Hesitate and time will pass you by. Start today and the future is yours.

Page 2

THE MUTUAL FUND STORY

The first mutual fund company was established in 1924 as a private investment firm for its founders and is still in business today. By 1980, there were fewer than 600 mutual funds open to investors. Today, there are some 400 fund groups offering more than 6,000 mutual funds with investments totaling more than $3 trillion. Increasingly, mutual funds are the preferred vehicle for individual investors who are starting and building an investment program. And today, Gradison is a preferred name in mutual funds for a growing number of investors.

WHY MUTUAL FUNDS?

PROFESSIONAL MANAGEMENT

Mutual funds use investment professionals to manage the assets on a full-time basis. In addition to their dedicated time and experience, these investment advisers typically have access to extensive research and other analytical resources not available to most individual investors.

DIVERSIFICATION

Because a mutual fund has significantly more assets to invest than any individual participant, it can purchase and effectively manage a more diversified portfolio than can most individual investors.

FLEXIBILITY

A mutual fund is usually part of a family of funds. Fund families offer an exchange privilege that allow shareholders to reallocate assets quickly and easily among the various funds within that family of funds. Shares in any fund may be purchased or liquidated, often by a phone call, generally on any day that the New York Stock Exchange is open for business.


Page 3

WHY GRADISON MUTUAL FUNDS?

A RESPECTED NAME FOR SEVEN DECADES

A respected name for seven decades Gradison has been a recognized name in investment brokerage since 1925. The firm became a registered investment adviser in 1974 and established its first mutual fund in 1976.

Today, Gradison offers seven mutual funds in a growing family of funds and manages more than $4 billion in assets in both mutual funds and individually managed accounts.

EXPERIENCED PORTFOLIO MANAGERS

Gradison portfolio managers average nearly 15 years of experience as professional portfolio managers and more than 20 years of experience in the investment field. We believe that this depth of first-hand experience, in both favorable and unfavorable market environments, sets us apart from those other fund managers who have yet to manage assets through a full market cycle.

SERVICE

         Low Minimum Investment of $1,000

         Convenient Automatic Dividend Reinvestment

         Automatic Investment Plan

         Automatic Withdrawals and Payment Plans

         Access To Funds

         Free Exchange Privileges

         Check Writing

         Wire Transfers

         Toll-Free Customer Service

         24-Hour Account Information

         Account Statements

         Year-End summary

         Quarterly Newsletter

         Shareholder Reports

                Internet Access

Page 4

REACHING YOUR INVESTMENT GOALS

FIGHTING INFLATION

Inflation, the increase in the cost of living, has averaged 4% since 1926. While it has been lower in recent years, it has also been substantially higher--reaching 14% in the early 1980s. The surest way of beating inflation is to earn a rate of return on your investments that exceeds the rate of inflation.

Chart:          WHAT INFLATION REALLY MEANS

        1995  $139,000     Single Family Home

        2000  $177,403     [Graphic: Picture of a

        2010  $288,971     partially built home]

        2025  $600,750

                Automobile          1995   $18,359

       [Graphic Picture of an       2000   $23,431

                automobile]         2010   $38,167

                                    2025   $79,347

           Four Year Public University Education

           1995   $26,972    [Graphic  Picture of a

                             graduation cap and

           2000   $34,424    a diploma.]

           2010   $58,073

           2025   $116,571

     Sources: National Association of Realtors; Department of Commerce; College Board. Future prices are based on a hypothetical average annual inflation rate of 5%.

EDUCATION
The cost of four years at a private college, including tuition, fees, books and other miscellaneous expenses, now averages nearly $95,000. It is projected to reach $170,000 in a decade. The cost of a public college is expected to nearly double from an average of $45,000 to more than $80,000 over the next ten years. Most families realize that no matter when they start saving and investing for this purpose, it usually is not soon enough.

BUILDING WEALTH
Many investors overlook the potential of investing in their most productive years when their incomes are high enough to put aside investment assets and the demands on their income are less than they inevitably will be later. Such assets can be invaluable not only for retirement but as emergency assets for unforeseen occurrences in life.

RETIREMENT

Given the national debate on Social Security and Medicare, the need for investors to assure adequate retirement assets for both their active retirement years, and the possibility of their inactive care years, should be apparent. Many people look solely to their company retirement plans for such assurance and only realize the need for supplemental assets much later.

YOUR FAMILY'S FUTURE

Providing for the education of a child or grandchild may only be a part of an investor's concern for future generations. They may have achieved a sufficient level of personal success to be able to consider investing in order to pass along significant assets to provide these future generations with greater assurance for their financial well-being in an uncertain world.

[GRAPHIC  Photo of two women embracing.]


Page 5

INTELLIGENT INVESTING

Time is the essential ingredient
Experience has shown that there is no substitute for time in investing. Historically, the sooner money has been put to work, and the longer it has been invested, the more likely positive returns have resulted. Conversely, aggressive investors are more likely to have volatile results for shorter periods. Clearly, investing for the long-term is considered one of the keys to successfully creating investment wealth.

THE RULE OF 72:

HELPING YOU IN TAXING TIMES

Certain measurements are well known rules in everyone's daily life. Most people learn early in life, for example, that twelve inches equals a foot and that three feet make a year. With investments, similar, but not as well known, measurement rules apply. The Rule of 72 allows potential investors to find out how long it will take to double their money. All you have to do is divide 72 by the estimated interest rate of an investment, and the answer is roughly the number of years needed to double an investment.

Here's the formal equation:
Number of years to double the original investment = 72+ Interest Rate

Using the Rule

Check the table below to see some examples of how the Rule of 72 works.

Rate of        Rule of 72              Years to     Years to
Return     (72 + Interest Rate)         Double      Quadruple

   3%       72/3                           24         48

   6%       72/6                           12         24

   9%       72/9                            8         16

  12%       72 + 12                         6         12

The rates of return shown are for illustrative purposes only and are not historical results or projections of the returns of any Gradison Mutual Fund.

(Pie Charts)

THE LONGER YOUR TIME FRAME, THE GREATER THE CHANCE OF REWARD

Percent of time stocks had positive results for rolling periods beginning December 31, 1925, and ended December 31, 1995.

   71%              89%            97%           100%
  1 year            5 year        10 year       15 Year

 holding           holding        holding       holding

 periods           periods        periods       periods

Stocks will often rise and fall in value over the short term. When investing for growth, the longer your investment time frame, the greater the chance equity investments will produce positive results.

Source: Ibbotson Associates, Chicago. Based on the performance of the S & P 500, an unmanaged index of stocks. This information is historical and is not a guarantee of future performance of the S & P 500 or any Gradison Mutual Funds.

THE POWER OF COMPOUNDING

The term "compounding" is usually applied to investment income that is constantly reinvested to generate additional income. However, the concept of compounding applies equally well to investment profits that are constantly reinvested. The compounding of income and profits over long periods of time can have a meaningful impact on overall investment results.
Again, time invested is invaluable.

(CHART)      THE POWER OF COMPOUNDING IN A HYPOTHETICAL $10,000 INVESTMENT IN
                                     THE S&P 500

$170,000                   $168,820...................

$150,000            In the time frame illustrated here,

$130,000            reinvestment of all income and

$110,000            dividends resulted in $168,820,

$ 90,000            while not reinvesting income

$ 70,000            and dividends results in $59,304.

$ 50,000                   $ 59,304...................

$ 30,000

$ 10,000

    1/1/69                                 12/31/95

This chart is for illustrative purposes only. There is, of course, no correlation between the total return for the S&P 500 and past or future performance of any Gradison Mutual Fund. The S&P 500 is an unmanaged index compiled by Standard & Poor's Corporation.

Investors cannot invest in the S&P 500. Past performance cannot guarantee future results. Source: The American Funds Group


Page 6

DISCIPLINED PERIODIC INVESTMENTS

It is our experience that the most difficult decision for most investors is not whether to invest, but when to invest. It is this dilemma that causes many investors to stay on the investment sidelines.

Dollar cost averaging is a widely used investment concept in the purchase of mutual funds that allows investors to overcome this difficult decision by periodically investing(such as weekly, monthly, or quarterly) the same dollar amount over a long period of time. Gradison Mutual Funds offer a periodic investment plan to make the process easier and more systematic.

CHART      DOLLAR COST AVERAGING CAN REDUCE YOUR AVERAGE COST PER SHARE


            Investment          Share          Shares
             Amount             Price         Purchased

  March      $  500             $10.00           50

  June       $  500             $12.50           40

  September  $  500             $ 5.00          100

  December   $  500             $10.00           50

             $2,000             $37.50          240

                   Average Price Per Share
                   ($37.50 divided by 4)       $9.38

                   Average Cost Per Share
                   ($2,000 divided by 240)     $8.33

Dollar cost averaging will never result in better performance than picking the best times to invest, if you were able to do so. But dollar cost averaging allows you invest the same amount periodically as the Fund's share price fluctuates. You therefore will purchase more shares of the Fund in those months when the price per share is low and less shares when the price is high. Most importantly, dollar cost averaging can help investors make the commitment to invest.

Of course, dollar cost averaging does not assure a profit and does not protect against loss in declining markets. And since dollar cost averaging involves continuous, periodic investing, you should consider your ability to continue purchases over an extended period of time.

[Graphic  Photo of two men, two women, a boy, girl and a dog walking.]

                         CONSIDER GRADISON MUTUAL FUNDS

Equity Funds                      Fixed Income Fund                Money Market Funds
Established Value Fund            Government Income Fund           U. S. Government Reserves
Growth & Income                   Ohio Tax Free  Income Fund       Municipal Cash Series 2
Fund                              High Yield Fund 1                Ohio Municipal Cash Trust 2
Opportunity Value Fund                                             Michigan Municipal Cash Trust 2
International Fund



1. Planned for 1997-1998 and sold by prospectus only.

2. Federated Advisers acts as investment adviser for these funds and Federated Securities Corp. acts as distributor.

               PAGE 7

GRADISON EQUITY FUNDS

GRADISON ESTABLISHED VALUE FUND

The Established Value Fund invests for long-term capital growth using a disciplined stock selection process to identify investments from the large established companies that make up the Standard & Poor's 500 Composite Stock Price Index, and other similar sized companies, which the investment adviser considers to be undervalued. The stock selection process requires that companies meet a number of objectively measured criteria of value including the companies' relative book values, their price to earnings ratios, and other similar factors.

GRADISON GROWTH AND INCOME FUND

The Growth & Income Fund invests for long-term capital growth, as well as current income and growth of income. The Fund puts particular emphasis on identifying companies with higher than average growth rates, above average dividend returns, a history of paying increasing dividends, and which the investment adviser considers to be undervalued. We believe that stocks meeting this criteria provide the opportunity for price appreciation and current income while tending to moderate risk.

GRADISON OPPORTUNITY VALUE FUND

The Opportunity Value Fund uses a disciplined stock selection process to identify smaller companies, generally with market capitalization of less than $500 million that meet a number of objectively measured criteria of value including the companies' growth rates, relative book value, their price to earnings ratios, and other similar factors and which the investment adviser considers to be undervalued. The securities of smaller companies generally are more volatile than those of larger companies.

GRADISON INTERNATIONAL FUND

Blairlogie Capital Management of Edinburgh, Scotland, the subadviser to the International

Fund, employs a "hybrid strategy" that invests in both developed international markets and in emerging international markets.

Using a disciplined methodology, Blairlogie first identifies the countries that offer the most favorable investment environment, and then selects the individual investments in those countries. Generally the amount invested in emerging markets will not exceed 30% of the Fund's assets.

International investing, particularly in emerging markets, involves greater risks than U.S. investing, such as political instability and currency fluctuation.

THE CASE FOR COMMON STOCKS

Stocks, more than most other types of investments, have historically shown the ability to grow faster than inflation and to create wealth over long investment periods. An investor who has long-term goals of ten years or more should strongly consider equities as a significant part of his or her investment portfolio. Historically, the longer an investor has held a well diversified portfolio of stocks the better that investor has fared, as evidenced in the pie chart on page 5.

THE ADVANTAGES OF BONDS

Although bond portfolios have not provided returns as high as stocks over long periods of time (as illustrated in the graph on page 9), they have provided less volatility and more reliable income than stocks. Investors with a relatively short investment horizon, may need to avoid the volatility of stocks. For example when an investor because near retirement, at a time when assets are needed; or to add greater stability to a portfolio by combining both stocks and bonds. Importantly, bond mutual funds provide the ability to reinvest these cash flows immediately and completely to take full advantage of compounding.

Page 8

GRADISON FIXED INCOME FUNDS

GRADISON GOVERNMENT INCOME FUND

Designed to provide current monthly income from a portfolio of intermediate to long-term U.S. Government securities, the Fund's policy is to invest only in those Government securities that are guaranteed as to principal and interest by the full faith and credit of the United States Government and in repurchase agreements collateralized by such obligations.

The Fund is managed with an emphasis on total return, that is the combined effect of both income and changes in share value. Although the securities in the portfolio are guaranteed as to principal and interest by the U.S. Government, the market value of the Fund's shares will fluctuate with changes in interest rates and other market conditions. Mortgage backed securities may be subject to prepayment risk.

[Graphic:  Photo of two young girls each sitting on an adult's shoulder.]

GRADISON OHIO TAX-FREE INCOME FUND

Designed for Ohio investors who can benefit from a portfolio of long-term municipal bonds that are exempt from both federal and Ohio income taxes, the Fund provides monthly income by investing in Ohio municipal securities issued to finance public institutions and public works, and in private activity municipal bonds.

In order to gain favorable yields, the Fund invests up to 20% of its assets in securities that may be subject to the alternative minimum tax for some investors.

Page 9

INDICES OF INVESTMENTS

IN U. S. CAPITAL MARKETS

(Chart) Comparison of Investments in Small Company Stocks, Large Company Stocks, Long-Term Government Bonds, U. S. Treasury Bills to Inflation for the period beginning 1925 through 1995, $0 to $10,000. Ending values: Small Company Stocks $3,822; Large Company Stocks $1,113; Long-Term Government Bonds $34; U. S. Treasury Bills $13; Inflation $9. 1926-1995

(YEAR-END 1925 = $1.00)

This chart is intended to show the growth of one dollar invested in different types of investments and the Consumer Price Index. It assumes reinvestment of all dividend and interest payments.

Past performance does not ensure further results.

SMALL COMPANY STOCKS are represented by the fifth capitalization quintile of stocks on the NYSE for 1926-1981 and thereafter, the performance of the Dimensional Fund Advisors (DFA) Small Company Fund;

LARGE COMPANY STOCKS are represented by the Standard & Poor's 500 Stock Composite Index (S&P 500);

LONG-TERM GOVERNMENT BONDS are represented by a one-bond portfolio with a maturity near twenty years;

U. S. TREASURY BILLS are represented by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION is represented by the Consumer Price Index for All Urban Consumers (CPI-U), not seasonably adjusted.

Source: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1995, updated in Stocks, Bonds, Bills, and Inflation 1996(TM), Ibbotson Associates, Chicago. All rights reserved.

The indices and securities in the chart above do not reflect the actual portfolio composition, performance, or fees and expenses associated with investing in any Gradison Mutual Fund. The chart is not intended to imply future performance of any of these investments or any Gradison Mutual Fund. Performance figures of Gradison Mutual Funds are available by request from Gradison. The returns for stocks include reinvestment of dividends and interest. Government bonds and Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.


In existing disclaimer replace "Past performance does not ensure future results" with: "The performance shown in the above chart is historical and is not intended to imply future performance of any of these investments or of any Gradison fund.

GRADISON MONEY MARKET FUNDS

The money market funds offered by the Gradison Mutual Funds provide a full complement of services including checkwriting, high quality personalized checks, and the convenience of automatic sweeping of dividends from the Gradison Funds. The money market funds provide clear, monthly statements that include the name of the payees of any checks written against the account, as well as a highly useful year-end summary of all transactions.

[Graphic Photo of a man and woman seated next to one another going through documents.]

GRADISON U. S. GOVERNMENT RESERVES

A full service money market fund designed to provide current money market yields by investing exclusively in securities issued by the U.S. Government, its agencies or instrumentalities. The fund has tax benefits in that it invests, to the greatest extent reasonable, only in selected U. S. Government securities that are not taxable by the states or by local governments.

MUNICIPAL MONEY MARKET FUNDS

Gradison also makes available a general municipal money market fund that provides income exempt from federal taxation and separate Ohio and Michigan money market funds that provide income that is not taxable at the federal state or local levels in those states. A portion of the income of both funds could be subject to the Alternative Minimum Tax (AMT) for investors who are subject to AMT.

For more complete information about the Gradison Funds, including sales charges and expense, please obtain the appropriate prospectuses from your investment consultant or call 800-869-5999. Please read the prospectuses carefully before you invest or send money. Investment returns and principal of the funds will fluctuate so that you may have a gain or a loss when you sell your shares. Money market funds are neither insured nor guaranteed by the U.S. Government or any other entity. There can be no assurance that these funds will maintain a constant net asset value of $1.00 per share.

[Graphic   Man and woman sitting at a desk opposite each other.]

WORKING WITH YOUR PROFESSIONAL INVESTMENT CONSULTANT

We believe that your professional investment consultant is in the best position to provide you with investment advice.

Your consultant has the training and experience to provide you with guidance in making your investment decisions. We encourage you to share as much information as possible about your investment goals and your current personal and financial situation. Above all, we suggest you ask your investment consultant whatever you feel you need to know to help you fully understand the investments you are making.

SERVICE YOU CAN COUNT ON

LOW MINIMUM INVESTMENT OF $1,000 Low subsequent investment minimums of $50.

CONVENIENT AUTOMATIC DIVIDEND REINVESTMENT of income dividends and/or capital gain dividends into any Gradison fund.

AUTOMATIC INVESTMENT PLAN allows authorization of regular, systematic investments from bank accounts, money market funds and automated payroll into any Gradison fund.

AUTOMATIC WITHDRAWALS AND PAYMENT PLANS Can be set up to pay you or designated payees a specified amount monthly or quarterly.

ACCESS Shares can be redeemed at the then-current market value on any business day.

Page 12

EXCHANGE PRIVILEGES Including convenient telephone exchanges allows investors to move money from one Gradison Mutual Fund to another at any time.

CHECK WRITING For all money market funds includes high quality personalized checks, check payee names on account statements, and return of canceled checks. 4

WIRE TRANSFERS Specified amounts can be transferred to pre-authorized accounts at other financial institutions. 5

4. A fee applies to checks under $100.00
5. A fee applies to wires.

TOLL-FREE CUSTOMER SERVICE Knowledgeable shareholder service representatives are available during business hours at 800-869-5999.

24-HOUR ACCOUNT INFORMATION During non-business hours TeleFund 24 provides touch-tone access to the most recent prices of Gradison Mutual Funds, current money market yield, and balances on all Gradison Mutual Funds accounts.

ACCOUNT STATEMENTS Clear, concise and informative. YEAR-END SUMMARY A highly useful summary of all activity.

QUARTERLY NEWSLETTER Your Future provides Gradison shareholders with timely information about investing, mutual funds and the Gradison family of funds.

SHAREHOLDER REPORTS Semiannual updates on fund strategy, performance and portfolio holdings.

INTERNET World Wide Web site www.gradisonfunds.com provides quarterly updates on Gradison Mutual Funds, as well as other information of interest to mutual fund investors.

GETTING STARTED

Whatever your goals or aspirations, whatever your objective. One thing is certain. An investment made today brings you that much closer to meeting that objective and reaching that goal.

The most important thing is to get started. Call your Investment Consultant or contact

Gradison Mutual Funds at 800-869-5999.

START TODAY AND THE FUTURE IS YOURS.

[Graphic:   Photo of a baby smiling.]

Back Cover
Logo
Gradison
Mutual Funds
1997 Gradison Mutual Funds   580 Walnut Street   Cincinnati, Ohio 45202
800/869-5999  513/579-5000 htt;:/WWW.gradisonfunds.com

[Graphic: Logo]                     Symbol GETGX
Gradison
Mutual Funds


Established Value Fund


Gradison Established Value Fund seeks long-term capital growth by investing primarily in the common stocks of large, established U.S. companies selected from among the 500 stocks that make up the Standard & Poor's Stock Index. The Fund may also invest in other large companies with market capitalizations of $1 billion or more.

Gradison uses a disciplined stock selection process that requires that the companies selected for investment meet several objectively measured criteria including the companies' relative book values, their price-to-earnings ratios, and other similar factors.

Under normal circumstances, at least 70% of the Fund's assets will be invested in such common stocks and up to 30% may be maintained as liquid reserves to reduce fluctuations in the Fund's net asset value.


Ten Largest Stock Positions On March 31, l998

  1.  Household International  FINANCIAL SERVICES
  2.  Travelers  FINANCIAL SERVICES
  3.  Dayton-Hudson DEPARTMENT STORES
  4.  Intel  MICROPROCESSORS
  5.  Textron AEROSPACE & DEFENSE
  6.  Beneficial FINANCIAL SERVICES
  7.  Sun Microsystems COMPUTERS
  8.  Compaq COMPUTERS
  9.  Lockheed Martin  AEROSPACE DEFENSE
 10.  Coastal Corp. OIL REFINING

These are the top ten positions of 57 issues representing 20.2% of the portfolio and are subject to change.



Value of $1,000 Since Inception

Line chart stating "The value of a $1,000 investment made in the fund at inception with all dividends and capital gain distributions reinvested" with these plot points 8/83 -

$1,000, 12/83 - $1,074, 12/84 - $1,123, 12/85 - $1,446, 12/86 - $1,769, 12/87 -
$1,989, 12/88 - $2,289, 12/89 - $2,657, 12/90 - $2,441, 12/91 - $2,984, 12/92 -
$3,289, 12/93 - $3,972, 12/94 - $3,985, 12/95 - $5,038, 12/96 - $6,012, 12/97
$7,374, 3/31/98 - $7,994

The performance quoted on this document and any attachment represents past performance. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Total return includes changes in share value and reinvestment of all distributions. Past performance does not ensure future results.

Where the Fund is Invested

The chart below indicates distribution of the Fund's stock investments on March 31, l998. On that date, the Fund maintained 26% liquid cash reserves.

[Graphic of Pie Chart showing] Insurance 19%, Industrial Products Services 18%, Retail Services 16%, Computer Products 13%, Technology 10%, Energy 8%, Consumer Non-Durables 4%, Natural Resources 3%, Consumer Durables 3%, Financial Services 3%, Transportation 3%.


                                     March 31, 1998

                                     [Graphic: Photo of
                                      Man and Woman]


Portfolio Manager Profiles

William J. Leugers, Jr.     [graphic - photo of W.J. Leugers]
Managing Director/Portfolio Manager
Gradison-McDonald Asset Management

With more than 28 years of investment experience, the last 14 as portfolio manager of the Gradison Established Value and Opportunity Value Funds, Bill Leugers has worked closely with academicians at a leading university in the development of the quantitative models which are used extensively in the management of these funds. Bill's B.S. degree in Business and his M.B.A.
in Finance are from Xavier University.



Daniel R. Shick     [graphic - photo of D.R. Shick]
Managing Director/Portfolio Manager
Gradison-McDonald Asset Management

Dan Shick's entire 25 year investment career has been with the Asset Management Division. For most for those years, he has been responsible for managing the firm's largest individual and institutional accounts. In recent years, Dan has shared portfolio management responsibilities for the Established Value and Opportunity Value funds with Bill Leugers. Both his B.B.A. degree in Economics and his M.B.A. in Finance are from the University of Cincinnati.

Profile of Gradison Mutual Funds

Gradison Mutual Funds is a division of McDonald & Company, a leading regional investment firm which acquired Gradison in 1991. As a registered investment advisor since 1974 and mutual fund advisors since 1976, Gradison currently manages in excess of $5 billion in Gradison Mutual Funds and individually managed accounts.

A prospectus for the Established Value Fund or any other Gradison Mutual Fund may be obtained by calling 513/579-5700 or 800/869-5999. The prospectus contains more complete information. Read it carefully before you invest.

McDonald & Company Securities, Inc. - Distributor
GMFS 1059-EST 3/98

[Graphic: Photo of a man and two women]
Average Annual Total Return


Chart stating periods ended 3/31/98, Most Recent Quarter (not annualized) 8.42%, 1 year 29.67%, 3 years 23.07%, 5 years 17.35%, 10 years 14.21%, Since inception (8/16/83) 15.26%.


International Fund
Opportunity Value Fund
Growth & Income Fund
Established Value Fund
Ohio Tax-Free Income Fund
Government Income Fund
Money Market Funds

[Graphic: Logo
          Gradison
          Mutual Funds]
[Graphic: Logo]                               Symbol GOGFX
Gradison
Mutual Funds

Opportunity Value Fund


Gradison Opportunity Value Fund seeks long-term capital appreciation by investing in the common stocks of smaller companies that it considers to be relatively undervalued. While Gradison believes that smaller companies generally have greater earnings and growth potential than larger companies, investment in smaller companies may involve greater risks such as limited product lines and greater price volatility. The Fund generally invests in companies with capitalizations of less than $1 billion at the time of purchase.

Gradison uses a disciplined stock selection process that requires that the companies selected for investment meet a number of objectively measured criteria including rising earnings, earnings growth rates, price-to-earnings ratios, and other similar factors.

Under normal circumstances, at least 70% of the Fund's assets will be invested in such common stocks while up to 30% may be invested in short-term liquid reserves to reduce fluctuations in the Fund's net asset value.


Ten Largest Stock Positions On March 31, l998

1.  American Bankers Insurance INSURANCE
2.  Raymond James BROKERAGE FIRM
3.  Universal Health Services ACUTE CARE HOSPITALS
4.  Fremont General INSURANCE
5.  Keane COMPUTERS
6.  Mueller Industries METAL FABRICATION
7.  Norstan COMMUNICATIONS
8.  ABM Industries BUSINESS SERVICES
9.  TR Financial FINANCIAL SERVICES
10. Wynn's International AUTOMOTIVE PARTS & ACCESSORIES


These are the top ten positions of 101 issues representing 15.4% of the portfolio and are subject to change.





Value of $1,000 Since Inception

Line chart stating "The value of a $1,000 investment made in the fund at inception with all dividends and capital gains distributions reinvested" with these plot points 8/83 - $1,000, 12/83 - $889, 12/84 - $861, 12/85 -$ 1,103,
12/86 - $1,247, 12/87 - $1,180, 12/88 - $1,458, 12/89 - $1,795, 12/90 - $1,561,
12/91 - $2,122, 12/92 - $2,425, 12/93 - $2,694, 12/94 - $2,635, 12/95 - $3,341,
12/96 - $3,991, 12/97 - $5,235, 3/98 - $5,594.


The performance quoted on this document and any attachment represents past performance. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Total return includes changes in share value and reinvestment of all distributions. Past performance does not ensure future results.




Where the Fund is Invested

The chart at the right indicates distribution of the Fund's stock investments on March 31, l998. On that date, the Fund maintained 27% liquid cash reserves.

[Graphic of Pie Chart showing Financial 19%, Industrial Products/Services 18%, Computer Products 12%, Natural Resources 11%, Insurance 10%, Retail/Services 10%, Consumer Durables 9%, Technology 4%, Transportation 3%, Consumer Non-Durables 3%, Energy Services 1%


                                   March 31, 1997

                                  [Graphic: Photo of Baby]




Portfolio Manager Profiles

William J. Leugers, Jr.[Graphic:  Photo of W.J. Leugers]
Managing Director/Portfolio Manager
Gradison-McDonald Asset Management

With more than 28 years of investment experience, the last 14 as portfolio manager of the Gradison Established Value and Opportunity Value Funds, Bill Leugers has worked closely with academicians at a leading university in the development of the quantitative models which are used extensively in the management of these funds. Bill's B.S. degree in Business and his M.B.A.
in Finance are from Xavier University.


Daniel R. Shick [Graphic: Photo of D.R. Shick]
Managing Director/Portfolio Manager
Gradison-McDonald Asset Management

Dan Shick's entire 25 year investment career has been with the Asset Management Division. For most for those years, he has been responsible for managing the firm's largest individual and institutional accounts. In recent years, Dan has shared portfolio management responsibilities for the Established Value and Opportunity Value funds with Bill Leugers. Both the B.B.A. degree in Economics and his M.B.A. in Finance are from the University of Cincinnati.

Profile of Gradison Mutual Funds

Gradison Mutual Funds is a division of McDonald & Company, a leading regional investment firm which acquired Gradison in 1991. As a registered investment advisor since 1974 and mutual fund advisors since 1976, Gradison currently manages in excess of $5 billion in Gradison Mutual Funds and individually managed accounts.

A prospectus for the Opportunity Value Fund or any other Gradison Mutual Fund may be obtained by calling 513/579-5700 or 800/869-5999. The prospectus contains more complete information. Read it carefully before you invest.

McDonald & Company Securities, Inc. - Distributor

GMFS 1059 - OPP 3/98

[Graphic: Photo of a Man and two Women]


Average Annual
Total Return

Periods Ended 3/31/98



Quarter*              +6.86%

1 Year               +42.02%

3 Years              +26.92%

5 Years              +17.44%

10 Years             +14.88%

Since Inception      +12.49%
(8/16/83)


*Not annualized


International Fund

Opportunity Value Fund

Growth & Income Fund

Established Value Fund

Ohio Tax-Free Income Fund

Government Income Fund

Money Markets Funds

[Graphic: Logo]
         Gradison
         Mutual Funds

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
May 1, 1988  to March 31, 1998

                                         5/1/88               3/31/98
                                         ------               -------
  GRADISON ESTABLISHED VALUE FUND       $10,000               $37,296
  S & P 500                             $10,000               $57,221


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                                        10 YEARS    5 YEARS   3 YEARS   1 YEAR
                                        --------    -------   -------   ------
  Established Value Fund                 14.21%      17.35%    23.07%   29.67%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Performance figures are historical. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Standard & Poor's (S&P) 500 Composite Stock Price Index is an unmanaged group of common stocks widely recognized as an index of market performance the investment returns of which do not include any securities transaction expenses. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS - 73.88%                VALUE
  ------        -------------------------             -----
                AEROSPACE/DEFENSE COMPANIES - 6.44%
   84,616       Lockheed Martin Corporation       $ 9,519,300
   80,000       Northrop Grumman Corporation        8,595,000
  126,400       Raytheon Company Cl. B              7,378,600
  140,000       Textron, Inc.                      10,780,000
                                                  -----------
                                                   36,272,900
                                                  -----------
                CHEMICALS - 2.03%
  255,000       Engelhard Corporation               4,845,000
  134,000       Hercules, Inc.                      6,616,250
                                                  -----------
                                                   11,461,250
                                                  -----------
                COMPUTING PRODUCTS - 9.69%
  400,000       Compaq Computer Corporation        10,350,000
  300,000       Data General Corporation(1)         5,306,250
  180,000       Harris Corporation                  9,382,500
  160,000       Intel Corporation                  12,480,000
  250,000       Sun Microsystems, Inc.(1)          10,421,875
  150,000       Tektronix, Inc.                     6,693,750
                                                  -----------
                                                   54,634,375
                                                  -----------
                CONSUMER  NON-DURABLES - 1.96%
  190,000       Coors (Adolph) Company Cl. B        6,602,500
  142,000       RJR Nabisco Holdings Corporation    4,446,375
                                                  -----------
                                                   11,048,875
                                                  -----------
                CONSUMER DURABLES - 6.69%
  150,000       Agco Corporation                    4,453,125
  133,000       Black & Decker Corporation          7,057,312
  190,000       Brunswick Corporation               6,626,250
   97,000       Goodyear Tire & Rubber
                (The) Company                       7,347,750
  100,000       Pulte Corporation                   4,650,000
  166,500       Snap-on, Inc.                       7,596,563
                                                  -----------
                                                   37,731,000
                                                  -----------

--------------------------------------------------------------------------------


                See accompanying notes to financial statements.

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

   SHARES           COMMON STOCKS (CONTINUED)         VALUE
   ------           -------------------------         -----
                ENERGY - 6.21%
  109,000       Ashland, Inc.                     $ 6,172,125
  145,000       Coastal Corporation                 9,443,125
  100,000       Nicor, Inc.                         4,225,000
  250,000       Pride International, Inc.(1)        5,968,750
   50,000       Royal Dutch Petroleum Company       2,840,625
   82,000       Western Atlas, Inc.(1)              6,344,750
                                                  -----------
                                                   34,994,375
                                                  -----------
                FINANCIAL SERVICES - 9.07%
   85,000       Beneficial Corporation             10,566,562
  100,000       Household International, Inc.      13,775,000
  150,000       Provident Companies                 5,146,875
   70,000       Transamerica Corporation            8,155,000
  225,000       Travelers, Inc.                    13,500,000
                                                  -----------
                                                   51,143,437
                                                  -----------
                INDUSTRIAL PRODUCTS - 9.82%
  118,000       Cooper Industries, Inc.             7,013,625
  180,000       Goodrich (B.F.) Company             9,191,250
  165,000       Ingersoll-Rand Company              7,909,688
  148,000       Johnson Controls, Inc.              8,981,750
  175,950       Parker Hannifin Corporation         9,017,438
  185,000       Premark International               6,128,125
  210,000       Timken Company                      7,100,625
                                                  -----------
                                                   55,342,501
                                                  -----------
                INSURANCE - 7.11%
  142,500       Berkley (W.R.) Corporation          6,750,937
   42,000       Hartford Financial Services Group   4,557,000
   82,000       MBIA, Inc.                          6,355,000
  110,000       Providian Corporation               6,318,125
  143,000       SAFECO Corporation                  7,811,375
   93,000       St. Paul Companies, Inc.            8,288,625
                                                  -----------
                                                   40,081,062
                                                  -----------
                RETAIL TRADE - 8.90%
  320,000       American Stores Company             8,320,000
  150,000       Dayton-Hudson Corporation          13,200,000
  135,000       Dillard's, Inc.                     4,986,562
  110,000       Federated Department Stores,
                  Inc.(1)                           5,699,375
  400,000       K Mart Corporation(1)               6,675,000
   99,000       Mercantile Stores, Inc.             6,651,563
  100,000       Supervalu, Inc.                     4,662,500
                                                  -----------
                                                   50,195,000
                                                  -----------
                SERVICES - 2.75%
  150,000       Fingerhut Companies, Inc.           3,890,625
  156,000       Pittston Brink's Group              5,947,500
  254,000       Wendy's International, Inc.         5,667,375
                                                  -----------
                                                   15,505,500
                                                  -----------
                TELECOMMUNICATIONS - 1.05%
  300,000       Andrew Corporation(1)               5,925,000
                                                  -----------
                TRANSPORTATION - 2.16%
  213,000       America West Holdings Co.(1)        5,458,125
  180,000       Norfolk Southern Corporation        6,727,500
                                                  -----------
                                                   12,185,625
                                                  -----------
                TOTAL COMMON STOCKS
                  (COST $211,226,984)             416,520,900
                                                  -----------

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued

-----------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                                   INTEREST
    AMOUNT                             COMMERCIAL PAPER - 15.90%                  MATURITY     RATE(2)          VALUE
    ------                             -------------------------                  --------     --------         -----
  $10,000,000  Ameritech Corporation                                               4/08/98       5.44%      $ 9,989,422
   10,000,000  Eastman Kodak Co.                                                   4/09/98       5.51         9,987,756
   10,000,000  Tribune Co.                                                         4/17/98       5.48         9,975,644
   10,000,000  Goldman Sachs Group (The), L.P.                                     4/21/98       5.50         9,969,444
   10,000,000  American Express Company                                            4/29/98       5.48         9,957,378
   10,000,000  International Business Machines Credit Corporation                  5/05/98       5.48         9,948,245
   10,000,000  Avco Financial Services, Inc.                                       5/11/98       5.50         9,938,889
   10,000,000  Chevron Corporation                                                 5/13/98       5.47         9,936,183
   10,000,000  Equitable Resources, Inc.                                           5/20/98       5.51         9,925,071
                                                                                                            -----------
               TOTAL COMMERCIAL PAPER (COST $89,628,032)                                                     89,628,032
                                                                                                            -----------


----------------------------------------------------------------------------------------------------------------------
                                     REPURCHASE AGREEMENT - 10.22%
                                     -----------------------------
   57,610,000  First National Bank of Chicago, dated 3/31/98, collateral:
               U.S. Treasury Note 6.25%; due 5/31/00, market value $35,555,031 and U.S. Treasury 6.125%; due 12/31/01, market value $26,340,086
               (repurchase proceeds $57,619,362) (COST $57,610,000)                4/01/98      5.85        57,610,000
                                                                                                          ------------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1) (COST $358,465,016) - 100%                            $563,758,932
                                                                                                          ============

----------------------------------------------------------------------------------------------------------------------


  (1)  Non-income producing
  (2) For commercial paper, the interest rate is the discount rate at the time of purchase by the Fund. For the repurchase agreement, the rate shown reflects the actual rate of return to the Fund.

                 See accompanying notes to financial statements.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
February 28, 1995  to March 31, 1998

                                        2/28/95             3/31/98
                                        -------             -------
GRADISON GROWTH & INCOME FUND           $10,000             $20,355
S & P 500                               $10,000             $24,118


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                                          INCEPTION    3 YEARS   1 YEAR
                                          ---------    -------   ------
  Growth & Income Fund                      25.88%     26.20%    38.00%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Performance figures are historical. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Standard & Poor's (S&P) 500 Composite Stock Price Index is an unmanaged group of common stocks widely recognized as an index of market performance the investment returns of which do not include any securities transaction expenses. Expense reimbursement by the Fund's investment adviser increased return during the period shown. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS - 97.47%               VALUE
  ------        ----------------------               -----
                BANK SERVICES - 7.70%
   25,000       Huntington Bancshares, Inc.        $  909,375
   12,000       Morgan (J.P.) & Company, Inc.       1,611,750
   50,000       Norwest Corporation                 2,078,125
                                                   ----------
                                                    4,599,250
                                                   ----------
                CHEMICALS - 4.91%
   20,000       Avery-Dennison Corporation          1,067,500
   20,000       Du Pont (E.I.) de Nemours
                  & Company                         1,360,000
   20,000       Schulman, (A.), Inc.                  502,500
                                                   ----------
                                                    2,930,000
                                                   ----------
                CONSUMER DURABLES - 3.24%
   35,000       Cooper Tire & Rubber Company          831,250
   20,000       TRW, Inc.                           1,102,500
                                                   ----------
                                                    1,933,750
                                                   ----------
                CONSUMER NON-DURABLES - 14.66%
   30,000       Archer Daniels Midland Corporation    658,125
   10,000       Bestfoods                           1,168,750
   15,000       Heinz (H.J.) Company                  875,625
   40,000       International Flavors &
                  Fragrances, Inc.                  1,885,000
   20,000       Kellogg Company                       862,500
   20,000       Lancaster Colony Corporation          846,250
   20,000       Newell Company                        968,750
   15,000       Pepsico, Inc.                         640,312
   10,000       Procter & Gamble Company              843,750
                                                   ----------
                                                    8,749,062
                                                   ----------
                ENERGY - 9.27%
   15,000       Chevron Corporation                 1,204,687
   30,000       Exxon Corporation                   2,028,750
   30,000       Mobil Corporation                   2,298,750
                                                   ----------
                                                    5,532,187
                                                   ----------

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

   SHARES           COMMON STOCKS (CONTINUED)         VALUE
   ------           -------------------------         -----
                FINANCIAL SERVICES - 8.32%
   25,000       American General Corporation       $1,617,187
   10,000       Cincinnati Financial Corporation    1,240,000
   10,000       Excel Limited                         775,000
   15,000       St. Paul Companies                  1,336,875
                                                   ----------
                                                    4,969,062
                                                   ----------
                HEALTHCARE & PHARMACEUTICALS - 8.52%
   20,000       American Home Products Corporation  1,907,500
   12,000       Bristol-Myers Squibb Company        1,251,750
   15,000       Merck & Co., Inc.                   1,925,625
                                                   ----------
                                                    5,084,875
                                                   ----------
                INDUSTRIAL PRODUCTS - 8.01%
   10,000       AMP Inc.                              438,125
   15,000       General Electric Company            1,292,812
   20,000       Hubbell, Inc.                       1,007,500
   30,000       Pall Corporation                      645,000
   25,000       Waste Management, Inc.                770,313
   35,000       Worthington Industries, Inc.          627,813
                                                   ----------
                                                    4,781,563
                                                   ----------
                RETAIL TRADE & SERVICES - 6.12%
   10,000       J.C. Penney Company, Inc.             756,875
   10,000       May Department Stores Co.             635,000
    7,000       McDonald's Corporation                420,000
   60,000       Reynolds & Reynolds Company Cl. A   1,312,500
   15,000       Walgreen Co.                          527,813
                                                   ----------
                                                    3,652,188
                                                   ----------

                TECHNOLOGY - 16.44%
   10,000       Automatic Data Processing, Inc.       680,625
   25,000       Diebold, Inc.                       1,100,000
   40,000       Hewlett Packard Company             2,535,000
   15,000       Intel Corporation                   1,170,000
   10,000       Minnesota Mining & Manufacturing
                  Company                             911,875
   15,000       Motorola, Inc.                        909,375
   50,000       Pitney-Bowes, Inc.                  2,509,375
                                                   ----------
                                                    9,816,250
                                                   ----------
                TELECOMMUNICATIONS - 7.68%
   50,000       Ameritech Corporation               2,471,875
   10,000       Bell Atlantic Corporation           1,025,000
   25,000       SBC Communications, Inc.            1,090,625
                                                   ----------
                                                    4,587,500
                                                   ----------
                TRANSPORTATION - 0.44%
   10,000       Comair Holdings                       265,000
                                                   ----------
                UTILITIES - 2.16%
   10,000       Duke Energy Company                   595,625
   25,000       Southern Corporation                  692,188
                                                   ----------
                                                    1,287,813
                                                   ----------
                TOTAL COMMON STOCKS
                  (COST $42,477,806)               58,188,500
                                                   ----------

--------------------------------------------------------------------------------

    PRINCIPAL                                                                                INTEREST
     AMOUNT                 REPURCHASE AGREEMENT - 2.53%                          MATURITY   RATE(1)         VALUE
     ------                 ----------------------------                          --------   --------        -----
   $1,510,000  First National Bank of Chicago, dated 3/31/98, collateral:
               U.S. Treasury Note 6.75%; due 6/30/99, market value $1,545,798
               (repurchase proceeds $1,510,245) (COST $1,510,000)                  4/01/98     5.85%         1,510,000
                                                                                                           -----------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1) (COST $43,987,806) - 100.00%                           $59,698,500
                                                                                                           ===========

--------------------------------------------------------------------------------

  (1) For the repurchase agreement, the interest rate shown reflects the actual rate of return to the Fund.


                 See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
May 1, 1988 to March 31, 1998

                                        5/1/88              3/31/98
                                        ------              -------
GRADISON OPPORTUNITY VALUE FUND         $10,000             $39,369
S & P 500                               $10,000             $57,221
RUSSELL 2000                            $10,000             $34,111


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                           10 YEARS    5 YEARS   3 YEARS   1 YEAR
                           --------    -------   -------   ------
  Opportunity Value Fund    14.88%      17.44%    26.92%   42.02%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Performance figures are historical. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Russell 2000 Small Stock Index is an unmanaged group of stocks representative of small company stock performance; the Standard & Poor's (S&P) 500 Composite Stock Price Index is an unmanaged group of common stocks widely recognized as an index of market performance. The investment returns of these indices do not include any securities transaction expenses. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS - 72.85%               VALUE
  ------        ----------------------               -----
                AUTOMOTIVES - 4.60%
   25,000       Borg-Warner Auto, Inc.             $1,603,125
   30,000       Gleason Corporation                 1,051,875
   70,000       Intermet Corporation                1,557,500
   30,000       Motocar Parts & Acc.(1)               534,375
   30,000       Superior Industries International     995,625
  100,000       Wynn's International, Inc.          2,275,000
                                                  -----------
                                                    8,017,500
                                                  -----------
                BANKS - 10.12%
    4,000       First Empire State Corporation      1,999,500
   30,000       Firstar Corporation                 1,185,000
   39,000       Granite State Bankshares            1,057,875
   47,740       HUBCO, Inc.                         1,826,055
   46,125       Mercantile Bankshares Corporation   1,669,148
   12,000       National City Bankcorp(1)             406,500
   40,000       Old Kent Financial Corporation      1,535,000
   50,000       TCF Financial Corporation           1,696,875
   66,000       TR Financial Corporation            2,293,500
   20,000       Union Planters Corporation          1,243,750
   39,000       Westcorp, Inc.                        653,250
   40,000       Zions Bancorporation                2,090,000
                                                  -----------
                                                   17,656,453
                                                  -----------

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------
  SHARES        COMMON STOCKS (CONTINUED)            VALUE
  ------        -------------------------            -----
                BUILDING MATERIALS - 4.48%
   39,000       Butler Manufacturing Company      $ 1,404,000
   32,000       Cascade Corporation                   518,000
   25,000       Fibermark, Inc.(1)                    582,812
   45,000       Hughes Supply Company               1,628,438
   84,150       Republic Group, Inc.                1,714,556
   34,000       Texas Industries, Inc.              1,965,625
                                                  -----------
                                                    7,813,431
                                                  -----------
                BUSINESS SERVICES - 4.22%
   75,000       ABM Industries, Inc.                2,329,687
   38,000       Inacom Corporation(1)               1,049,750
   70,000       Merrill Corporation                 1,531,250
  100,000       Norstan, Inc.(1)                    2,450,000
                                                  -----------
                                                    7,360,687
                                                  -----------
                CHEMICALS - 1.94%
   30,000       Cambrex Corporation                 1,511,250
   45,000       Ferro Corporation                   1,321,875
   44,000       Stephan Company                       555,500
                                                  -----------
                                                    3,388,625
                                                  -----------
                COMPUTER PRODUCTS - 3.43%
   35,000       Adaptec, Inc.(1)                      686,875
   40,000       DRS Technologies, Inc.(1)             555,000
   70,000       Innovex, Inc.                       1,693,125
   45,000       Keane, Inc.(1)                      2,542,500
   30,000       Printronix, Inc.(1)                   498,750
                                                  -----------
                                                    5,976,250
                                                  -----------
                COMPUTER SERVICES - 1.77%
   60,000       Affiliated Computer
                  Services, Inc.(1)                 1,991,250
   19,000       Devon Group, Inc.(1)                1,099,625
                                                  -----------
                                                    3,090,875
                                                  -----------
                CONSUMER DURABLES - 1.47%
   46,000       Cannondale Corporation(1)             759,000
   42,000       Culp, Inc.                            861,000
   23,000       Thor Industries, Inc.                 941,563
                                                  -----------
                                                    2,561,563
                                                  -----------
                ELECTRONICS - 3.77%
   52,000       Coherent, Inc.(1)                   1,248,000
   40,500       CTS Corporation                     1,374,469
   54,000       EDO Corporation(1)                    486,000
   25,000       Electro Scientific Industries,
                  Inc.(1)                             962,500
   25,000       Esterline Technologies
                  Corporation(1)                    1,054,687
   34,000       Park Electrochemical Corporation      877,625
   20,000       Zero Corporation                      565,000
                                                  -----------
                                                    6,568,281
                                                  -----------
                ENERGY SERVICES - 1.70%
   20,000       Lone Star Technology, Inc.(1)         475,000
   20,000       SEACOR SMIT, Inc.(1)                1,163,750
   60,000       World Fuel Services Corporation     1,320,000
                                                  -----------
                                                    2,958,750
                                                  -----------
                FINANCIAL SERVICES - 2.88%
   18,000       AmeriCredit Corporation(1)            495,000
   20,000       D & N Financial Corporation(1)        555,000
   69,000       Raymond James Financial, Inc.       3,005,813
   35,000       Vermont Financial Services
                  Corporation                         966,875
                                                  -----------
                                                    5,022,688
                                                  -----------
                HEALTH CARE - 4.42%
   42,000       Genesis Health Ventures, Inc.(1)    1,181,250
   40,000       HealthSouth Corporation(1)          1,122,500
   35,000       Integrated Health Services, Inc.    1,375,937
   68,000       Mariner Health Group, Inc.(1)       1,147,500
   50,000       Universal Health Services, Inc.(1)  2,887,500
                                                  -----------
                                                    7,714,687
                                                  -----------
                HOTELS/CASINOS - 0.39%
   24,000       Harveys Casinos Resorts               681,000
                                                  -----------
                HOUSING - 4.68%
   50,000       D.R. Horton, Inc.                   1,062,500
   43,000       Lennar Corporation                  1,480,812
   43,000       LNR Property Corporation            1,150,250
   49,000       MDC Holdings, Inc.                    869,750
   60,000       Oakwood Homes Corporation           2,197,500
   50,000       Toll Brothers, Inc.(1)              1,406,250
                                                  -----------
                                                    8,167,062
                                                  -----------
                INDUSTRIAL PRODUCTS - 4.96%
   21,000       Carpenter Technology                1,134,000
   25,000       Chase Industries, Inc.(1)             773,437
   30,000       DT Industries, Inc.                 1,140,000
   35,000       Farr Company(1)                       665,000
   44,000       Gehl Company(1)                       935,000
   31,800       Met-Pro Corporation                   494,888
   55,000       MTS Systems Corporation               876,562
   10,000       Robbins & Meyers, Inc.                381,250
   22,000       Thomas Industries, Inc.               489,500
   32,000       Transtechnology Corporation           964,000
   25,000       United Dominion Industries, Inc.      810,938
                                                  -----------
                                                    8,664,575
                                                  -----------

--------------------------------------------------------------------------------



                See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                INSURANCE COMPANIES - 7.22%
   60,000       American Bankers Insurance
                  Group, Inc.                     $ 3,870,000
   45,000       Fremont General Corporation         2,646,562
   52,000       HCC Insurance Holdings, Inc.        1,196,000
   40,000       Orion Capital Corporation           2,187,500
   29,000       Protective Life Corporation         2,117,000
   22,000       Selective Insurance Group, Inc.       585,750
                                                  -----------
                                                   12,602,812
                                                  -----------
                MEDICAL EQUIPMENT - 1.16%
   35,000       EMPI, Inc.(1)                         564,375
   31,000       Thermedics, Inc.(1)                   552,188
   30,000       West Company, Inc.                    903,750
                                                  -----------
                                                    2,020,313
                                                  -----------
                NATURAL RESOURCES - 4.20%
   29,000       Atchison Casting Corporation          453,125
   24,000       Florida Rock Industries               685,500
   40,000       Mueller Industries, Inc.(1)         2,532,500
   37,000       Quanex Corporation                  1,112,313
    5,000       Scope Industries                      315,313
   32,000       Southdown, Inc.                     2,230,000
                                                  -----------
                                                    7,328,751
                                                  -----------
                RETAIL TRADE & SERVICES - 1.93%
   43,000       BJ's Wholesale Club, Inc.(1)        1,677,000
   40,000       O'Charleys, Inc.(1)                   847,500
   45,000       Play By Play Toys &
                  Novelties, Inc.(1)                  838,125
                                                  -----------
                                                    3,362,625
                                                  -----------
                SEMICONDUCTORS - 1.46%
   50,000       Dallas Semiconductor Corporation    1,681,250
   40,000       Kulicke and Soffa Industries,
                  Inc.(1)                             870,000
                                                  -----------
                                                    2,551,250
                                                  -----------
                TELECOMMUNICATIONS - 0.29%
   30,000       Communication Systems, Inc.           511,875
                                                  -----------
                TRANSPORTATION - 1.76%
   75,000       Comair Holdings, Inc.               1,987,500
   30,000       U.S. Freightways Corporation        1,080,000
                                                  -----------
                                                    3,067,500
                                                  -----------
                TOTAL COMMON STOCKS
                  (COST $68,035,162)              127,087,553
                                                  -----------

--------------------------------------------------------------------------------

   PRINCIPAL                                                                            INTEREST
    AMOUNT                             COMMERCIAL PAPER - 12.84%           MATURITY     RATE (2)         VALUE
    ------                             -------------------------           --------     --------         -----
   $2,500,000  Ameritech Corporation                                        4/08/98       5.44%        2,497,356
    2,500,000  Eastman Kodak Co.                                            4/09/98       5.51         2,496,939
    2,500,000  Tribune Co.                                                  4/17/98       5.48         2,493,911
    2,500,000  Goldman Sachs Group (The), L.P.                              4/21/98       5.50         2,492,361
    2,500,000  American Express Company                                     4/29/98       5.48         2,489,344
    2,500,000  International Business Machines Credit Corporation           5/05/98       5.48         2,487,061
    2,500,000  Avco Financial Services, Inc.                                5/11/98       5.50         2,484,722
    2,500,000  Chevron Corporation                                          5/13/98       5.47         2,484,046
    2,500,000  Equitable Resources, Inc.                                    5/20/98       5.51         2,481,268
                                                                                                     -----------
               TOTAL COMMERCIAL PAPER (COST $22,407,008)                                              22,407,008
                                                                                                     -----------

--------------------------------------------------------------------------------

                                     REPURCHASE AGREEMENT - 14.31%
                                     -----------------------------
   24,960,000  First National Bank of Chicago, dated 3/31/98, collateral:
               U.S. Treasury Note 6.75%; due 6/30/99, market value
               $25,474,745 (repurchase proceeds $24,964,057)
               (COST $24,960,000)                                           4/01/98       5.85        24,960,000
                                                                                                    ------------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1)
                 (COST $115,402,170) - 100%                                                         $174,454,561
                                                                                                    ============

--------------------------------------------------------------------------------

  (1)  Non-income producing
  (2) For commercial paper, the interest rate is the discount rate at the time of purchase by the Fund. For the repurchase agreement, the rate shown reflects the actual rate of return to the Fund.


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
May 31, 1995 to March 31, 1998

                                        5/31/95                   3/31/98
                                        -------                   -------
GRADISON INTERNATIONAL FUND             $10,000                   $12,948
EAFE/EMS                                $10,000                   $12,843


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                                      INCEPTION                  1 YEAR
                                      ---------                  ------
International Fund                      9.54%                    19.11%


Since the Fund's inception, its investment adviser has been waiving receipt of certain fees otherwise due to be paid by the Fund and paying certain Fund expenses which increased the Fund's return. Waiver and reimbursement arrangements may be terminated which would lower future performance. Performance figures are historical. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The EAFE/EMS Index is the Morgan Stanley Capital International Europe Australasia Far East plus Emerging Markets Index. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        PREFERRED STOCKS - 0.76%               VALUE
  ------        ------------------------               -----
                GERMANY - 0.76%
      450       Man Ag-vorzugsaktien                 $113,027
      270       Sap Preferred                         114,827
                                                     --------
                TOTAL PREFERRED STOCKS
                  (COST $203,457)                     227,854
                                                     --------
--------------------------------------------------------------------------------
                Common Stocks - 99.24%
                ----------------------
                ARGENTINA - 2.84%
   39,350       Astra Cia Argentina De Petroleum       74,385
    9,497       Banco De Galicia Bue 'B'               58,512
    7,196       Banco Frances Rio Plata                72,333
   38,364       Dalmine Siderca Sa                    102,450
      541       IRSA (Inversiones y Representaciones
                SA) 144A ADR                           20,727
    9,040       Molinos Rio Plata 'B'                  22,152
    9,750       Perez Companc SA ADR                  132,038
    5,512       Telefonica de Argentina ADR           209,801
    4,800       YPF SA ADR                            163,200
                                                   ----------
                                                      855,598
                                                   ----------
                CHILE - 2.76%
    6,500       Banco Santander Chile ADR              91,406
    3,524       Chilgener SA ADR                       84,796
    1,750       Cia Cerveceria Unidas ADR              52,937
    7,000       Cia Telecommunications Chile ADR      192,938
    6,600       Empresa Nacional de Electridad
                  SA ADS                              127,050
    5,150       Enersis SA ADR                        162,547
    1,600       Madeco SA ADR                          27,700
    3,400       Maderas Y Sinteticos ADR               35,063
    1,300       Quimica y Minera SA ADR                57,200
                                                   ----------
                                                      831,637
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                FINLAND - 5.61%
    5,000       Enso Oy                            $   46,147
    1,200       Hartwall Oy                           141,113
    9,740       Metsa Serla Oy B Ord                   86,770
    2,070       Neste Oy                               61,224
    8,165       Nokia  AB Oy                          876,506
    5,200       Okobank Osuspankk                     100,062
       55       Rauma Oy                                1,019
    7,100       Rautaruuki Oy                          59,077
    4,880       Upm-Kymmene Oy                        124,336
      550       Viking Line AB                         21,069
    3,000       Werner Soderstrom                     133,630
    3,200       Yit Yhtyma                             39,056
                                                   ----------
                                                    1,690,009
                                                   ----------
                FRANCE - 11.64%
    1,308       Alcatel Alst                          245,525
    1,616       AXA                                   166,407
    5,050       Banque Nationale de Paris             392,461
    1,290       Cie De St Gobain                      212,373
    1,230       Credit Commercial de France           101,049
      880       Danone                                212,482
    1,720       Eaux (Cie Generale)                   279,277
      550       Eaux (Cie Generale) Warrant               617
    1,482       Elf Aquitaine                         194,229
    1,840       France Telecom SA                      97,053
    2,100       Groupe GTM                            163,371
      490       L'Oreal                               227,770
    2,050       Lafarge                               174,371
    2,050       Lafarge Rights                          2,680
    1,550       Peugeot SA                            267,185
      290       Pinault-Printemps -- Redoute SA       224,203
      752       Schneider SA                           57,896
    1,240       Societe Generale                      248,172
    1,120       Total SA                              134,493
    1,160       Valeo                                 102,038
                                                   ----------
                                                    3,503,652
                                                   ----------
                GERMANY - 7.41%
       25       Allianz AG DEM (REGD)                   7,496
      860       Allianz AG Holdings                   259,720
    2,700       Basf AG                               120,083
    6,315       Bayer AG                              288,887
    2,400       Commerzbank AG                         86,690
    1,450       Daimler-Benz AG                       133,291
    1,010       Degussa AG                             57,509
    1,200       Deutsche Telekom Bank AG               90,292
    1,400       Dresdner Bank AG                       63,742
      462       Mannesmann AG                         338,255
      160       Munchener Ruckversicheru               69,214
    3,000       Rwe Ag                                161,409
    2,120       Siemens AG                            141,919
    4,232       Veba AG                               300,236
      138       Volkswagen AG                         108,052
      138       Volkswagen AG Rights                    2,507
                                                   ----------
                                                    2,229,302
                                                   ----------
                HUNGARY - 2.71%
    1,500       Danibius Hotels(1)                     39,379
      650       Graboplast Textiles Rt.                26,450
    6,900       Magyar Olaj Es Gazipari Rt.           211,550
   42,000       Matav                                 258,918
    2,900       OTP Bank Rt.                          147,508
    1,250       Richter Gedeon Rt.                    131,528
                                                   ----------
                                                      815,333
                                                   ----------
                IRELAND - 2.63%
   22,500       Allied Irish Banks Ord                276,077
   14,100       CRH Ord                               211,901
    8,800       Irish Life Ord                         80,355
    6,000       Kerry Group A Ord                      79,898
   49,900       Smurfit Jefferson Ord                 143,068
                                                   ----------
                                                      791,299
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                ISRAEL - 3.09%
    3,800       Agis Industries                    $   27,216
   33,000       Bank Leumi Le-Israel BM                62,385
   21,600       Bezeq Israel Telecommunications        58,283
   40,000       Bk Hapoalim BM                        109,485
    3,800       Blue Square Chain Stores(1)            41,879
    2,800       Eci Telecommunications ADR             86,100
    1,740       Elite Industries                       55,306
    2,000       Formula Systems(1)                     81,836
   63,000       ICl-Israel Chemical                    75,552
   37,000       Industrial Building                    63,065
      880       Koor Industries Ltd.                  109,441
   15,800       Supersol Ltd.                          51,098
    2,530       Teva Pharmaceutical Industries Ltd.   108,931
                                                   ----------
                                                      930,577
                                                   ----------
                ITALY - 10.52%
   13,500       Alleanza Assicuraz                    214,542
    8,120       Assicurazioni Generali SpA            250,076
   58,400       BCA Communicatios Italiana            291,069
    6,240       Benetton Group SpA                    130,968
   12,500       Danieli & Company                     121,587
   24,000       Edison SpA                            201,817
   61,500       Eni SpA                               418,579
   43,600       Fiat SpA                              181,705
   61,000       Istituto Nazionale delle
                  Assicurazioni                       197,559
   18,300       Instituto Mobiliare Italiano          296,841
   15,000       Italcementi SpA                       175,908
   52,110       Telecom Italia SpA                    410,211
   51,000       TIM SpA                               273,751
                                                   ----------
                                                    3,164,613
                                                   ----------
                JAPAN - 8.82%
    6,600       Aoyama Trading Company                158,379
    3,000       Bridgestone Corporation                67,941
    4,000       Canon                                  90,288
    6,200       Fanuc                                 213,871
    6,000       Fuji Photo Film Company               223,170
   19,000       Fujisawa Pharmaceutical Company       169,552
   28,000       Hitachi Ltd.                          203,673
    1,000       Ito-yokado Co Ltd.                     54,143
   17,000       Kirin Brewery Company                 151,705
    6,000       Matsushita Electric Works              96,287
   19,000       Mitsubishi Chemical Corporation        72,238
   65,000       Mitsui O.S.K. Lines Ltd.(1)           108,698
    6,000       Murata Manufacturing Company          165,578
    8,000       Nec Corporation                        80,389
       42       Nippon Telgraph & Telephone Company   174,802
   18,000       Sumitomo Bank                         183,576
   22,000       Sumitomo Trust & Banking              142,046
   10,000       Tokio Marine & Fire Insurance         111,735
    4,200       Tokyo Electric                         79,369
    4,000       Toyota Motor Corporation              106,486
                                                   ----------
                                                    2,653,926
                                                   ----------
                MEXICO - 1.81%
    5,250       Alfa SA de CV Ser A                    29,708
    6,450       Cemex SA                               29,229
   21,802       Cifra SA de Cv Servnpv                 39,776
    8,500       Controlodora Comercial
                  Mexicana SA de CV                    10,398
    1,850       Desc SA de CV Ser B                    13,531
      106       Desc SA de CV Ser C                       809
    4,700       Empresas La Modern A(1)                23,313
    2,800       Fomento Economico Mexico SA de CV      20,216
    5,050       Grupo Carso SA de CV Ser A1            31,304
   11,554       Grupo Financiero Banamex
                  Accival SA de CV(1)                  27,102
    7,172       Grupo Industrial Bimbo SA              18,945
    8,150       Grupo Mexico SA                        26,313
    4,850       Grupo Modelo Sa de Cv                  40,939
      780       Grupo Televisa GDS(1)                  28,567
    3,900       Industrias Penoles SA                  16,483
    5,950       Kimberly Clark de Mexico SA            30,736
    2,620       Telefonos de Mexico ADR               147,703
      500       Tv Azteca ADS(1)                        9,813
                                                   ----------
                                                      544,885
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                NETHERLANDS - 4.77%
    3,064       ABN-AMRO Holdings NV               $   70,696
      350       Akzo Nobel NV                          71,102
    4,000       Elsevier NV                            65,813
    1,500       Fortis Amev NV                         88,503
    2,200       Ing Groep NV                          124,844
    1,800       Koninklijke PTT Nederland NV           93,252
    1,300       Philips Electronic                     95,410
    7,280       Royal Dutch Petroleum                 412,073
    2,440       Unilever NV                           164,564
    1,500       Vendex International NV                94,979
    4,480       Ver Ned Uitgevers                     153,225
                                                   ----------
                                                    1,434,461
                                                   ----------
                POLAND - 1.38%
      900       Agros Holding SA(1)                    20,982
    1,900       Amica Wronki(1)                        35,491
      300       Bank Przemyslowo Handlowy SA           23,893
    1,900       Bank Rozwoju Eksportu SA               52,824
      800       Bank Slaski SA                         57,922
   35,100       BIG Bank Gdanski SA                    49,301
      700       Debica SA                              18,245
    9,300       Elektrim Spolka Akcyjna SA            115,814
    4,600       Polifarb Cieszyn-Wroclaw SA(1)         19,184
    2,800       Stomil Olsztyn SA                      21,894
                                                   ----------
                                                      415,550
                                                   ----------
                PORTUGAL - 4.86%
    3,400       Banco Comercial Portugues SA          109,776
    3,400       Banco Comercial Portugues SA Rights    11,005
    5,450       Banco Espirito Santo                  251,790
    1,200       Brisa-Auto Estradas de
                  Portugal SA(1)                       54,806
    3,460       Cimpor (Cimentos de Portugal)         121,926
    9,800       Electricidade de Portugal             227,415
    1,650       Investec Consultadoria
                  Internacional(1)                     66,647
    1,895       Jeronimo Martins                       77,944
    4,000       Mundial Confianca(1)                  129,360
    6,630       Portugal Telecom SA                   344,848
    1,440       Sonae Investimentos Socieda de Gestora
                  de Participacoes Sociais SA          67,782
                                                   ----------
                                                    1,463,299
                                                   ----------
                SPAIN - 5.53%
    2,000       Argentaria Corp Bc                    165,594
    6,800       Autopistas, Concesionari              112,604
    5,300       Banco Bilbao Vizcaya SA               248,780
      700       Banco Central Hispanoame               22,425
      700       Banco Central Hsp Rights                  553
    1,450       Banco Popular Espanol                 140,742
    2,200       Banco Santander SA                    109,572
    5,400       Empresa Nacional de Electricid SA     129,832
    1,600       Gas Natural                            99,866
      800       Gas Y Electricidad Sa                  64,709
   10,600       Iberdrola SA                          161,015
    1,700       Repsol SA                              86,727
    7,300       Telefonica de Espana                  321,736
                                                   ----------
                                                    1,664,155
                                                   ----------
                SWITZERLAND - 6.85%
       72       ABB AG                                107,588
      238       Ciba Specialty Chemical Nw             30,443
      125       Clariant AG                           134,881
      944       Credit Suisse Group                   188,864
       99       Holderbank Finance Glaris AG          103,904
       30       Kuoni Reisen Holdings                 150,543
      138       Nestle SA                             263,691
      253       Novartis AG                           447,754
       29       Roche Holdings AG                     313,876
      150       Schweiz Bankgesellschaft              245,001
      650       Tag Heuer                              73,976
                                                   ----------
                                                    2,060,521
                                                   ----------
                TURKEY - 4.03%
  632,700       Adana Cimento Sanayii                  41,606
  624,237       Akal Tekstil Sanayii                   15,650
  953,203       Akbank                                 69,539
1,770,000       Arcelik AS                            152,769
  323,000       Aygaz AS                               45,800
   57,000       Bagfas Bandirma Gubre AS               56,810
1,562,000       Brisa AS                               78,643
  687,000       Ege Biracilik Ve Malt SA               98,825
  851,000       Eregli Demir Celik                    106,677
   73,000       Ford Otomotiv Sanayi AS                45,005
   73,650       Migros Turk TAS                        65,081
  119,000       Netas Telekomunik AS(1)                37,660
  906,000       Sabanci Holding                        53,062
  794,240       T Sise Cam                             28,073
3,557,000       Turkiye Garanti Bankasi               140,345
  69,7000       Turkiye Is Bankasi                     74,481
 294,5000       Yapi Ve Kredi Bankasi                 101,673
                                                   ----------
                                                    1,211,699
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                UNITED KINGDOM - 7.87%
    6,640       Abbey National PLC                $   128,651
    7,600       Boots Co. PLC                         121,797
    4,600       British Petroleum                      66,401
    8,500       British Telecom PLC                    92,522
    5,900       Commercial Union PLC                  115,202
    3,550       Glaxo Wellcome                         95,533
    3,930       HSBC Holdings                         128,201
    9,500       IMI PLC                                72,385
   16,000       Lasmo PLC                              73,950
   17,059       Lloyds TSB Group PLC                  265,388
    6,200       National Power PLC                     63,541
    9,400       Prudential PLC                        138,208
   11,429       Scot Power                            107,561
    9,100       Scottish & Newcastle PLC              144,007
   10,050       Shell Transport & Trading PLC          73,883
   13,600       Smith Kline Beecham                   171,948
    8,300       Tesco                                  83,256
   15,200       Unilever PLC                          143,815
   11,580       Wolseley PLC                           89,009
    4,490       Zeneca Group PLC                      193,538
                                                  -----------
                                                    2,368,796
                                                  -----------
                VENEZUELA - 4.11%
  106,356       Banco Provincial                      192,478
   12,550       Compania Anonima Nacional
                  Telefonos De Venezuela              524,747
  259,750       Electricid Caracas                    244,938
    9,450       Mavesa SA 144A ADR                     49,613
  363,850       Sider Venezuela ADR                   100,504
   82,231       Venezolana De Cemento                 125,320
                                                  -----------
                                                    1,237,600
                                                  -----------
                TOTAL COMMON STOCKS
                  (COST $23,545,447)               29,866,912
                                                  -----------

                TOTAL INVESTMENTS,
                  AT VALUE (NOTE 1)
                  (COST $23,748,904) - 100%       $30,094,766
                                                  ===========

--------------------------------------------------------------------------------

  (1)  Non-income producing
       The following abbreviations are used in this portfolio:
       ADR - American Depository Receipts; ADS - American Depository Shares;
       GDS - Global Depository Shares
       144A - These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. See Note 1 of the Notes to Financial Statements for valuation policy. Rule 144A securities amounted to $70,339 as of March 31, 1998.

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY INDUSTRY

                                    % OF
                                   TOTAL
INDUSTRY                         INVESTMENTS
--------                         -----------
Automotive                          3.73%
Banking                            17.46
Beverages and Tobacco               2.24
Broadcasting and Publishing         1.52
Building Materials                  4.00
Business Services                   0.93
Chemicals                           4.50
Construction and Housing            1.21
Diversified Companies               4.08
Electronics                         6.77
Energy                              7.65
Financial Services                  1.96
Food and Household Products         3.78
Forest Products and  Paper          1.40
Health and Personal Care            4.30
Household Appliances and Durables   1.14
Insurance                           6.08
Machinery and Engineering           1.53
Materials and Commodities           0.60
Merchandising                       3.10
Metals and Mining                   0.39
Real Estate                         0.07
Steel                               0.89
Telecommunications                 13.86
Textiles and Apparel                0.58
Tourism                             0.50
Transportation                      0.76
Utilities                           4.97
                                  ------
                                  100.00%
                                  ======

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1998

                                                         ESTABLISHED       GROWTH &      OPPORTUNITY     INTERNATIONAL
                                                          VALUE FUND      INCOME FUND     VALUE FUND         FUND
                                                         -----------      -----------    -----------     -------------
ASSETS
   Investments in securities, at cost                    $358,465,016    $43,987,806    $115,402,170     $23,748,904
                                                         ============    ===========    ============     ===========
   Investments in securities, at value (Note 1)          $563,758,932    $59,698,500    $174,454,561     $30,094,766
   Cash                                                       187,719         10,468          30,931       2,043,534
   Foreign currency, at value (Note 1) (Cost $619,985)             --             --              --         584,859
   Receivable for securities sold                                  --             --         328,189         596,412
   Receivable for Fund shares sold                          3,687,669        339,549       1,127,047          21,075
   Dividends and interest receivable                          492,337        112,195          63,521          58,331
   Forward foreign exchange currency contracts,
     at value (Note 1)                                             --             --              --          66,315
   Prepaid expenses and other assets                           23,056          7,488          11,031           4,104
   Organization expenses, net (Note 1)                             --          2,526              --          10,356
                                                         ------------    -----------    ------------     -----------
     TOTAL ASSETS                                         568,149,713     60,170,726     176,015,280      33,479,752
                                                         ------------    -----------    ------------     -----------
LIABILITIES
   Payable for Fund shares redeemed                           388,782         16,537         153,105          27,625
   Payable for securities purchased                                --             --              --          91,553
   Accrued investment advisory fee (Note 2)                   231,912         29,639          85,196          20,568
   Other accrued expenses payable to adviser (Note 2)         257,653         31,373          85,878          37,518
   Other accrued expenses and liabilities                      16,814          2,025           6,852          20,850
   Futures variation margin payable                                --             --              --           3,462
                                                         ------------    -----------    ------------     -----------
     TOTAL LIABILITIES                                        895,161         79,574         331,031         201,576
                                                         ------------    -----------    ------------     -----------
NET ASSETS                                               $567,254,552    $60,091,152    $175,684,249     $33,278,176
                                                         ============    ===========    ============     ===========
NET ASSETS CONSIST OF:
   Aggregate paid-in capital                             $346,809,964    $44,250,538    $109,964,485     $27,448,501
   Accumulated undistributed net investment
     income (loss)                                            305,847          3,901         206,426          12,679
   Accumulated undistributed net realized
     gains (losses)                                        14,844,825        126,019       6,460,947        (540,694)
   Net unrealized appreciation of investments             205,293,916     15,710,694      59,052,391       6,345,862
   Net unrealized appreciation on translation
     of assets and liabilities in foreign currency                 --             --              --          11,828
                                                         ------------    -----------    ------------     -----------
NET ASSETS                                               $567,254,552    $60,091,152    $175,684,249     $33,278,176
                                                         ============    ===========    ============     ===========
SHARES OF CAPITAL STOCK OUTSTANDING
   (no par value - unlimited number of shares
      authorized)                                          16,713,114      2,072,968       6,298,471       1,739,146
                                                         ============    ===========    ============     ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (Note 1)        $33.94         $28.99          $27.89          $19.13
                                                         ============    ===========    ============     ===========

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                               For the year ended March 31, 1998

                                                  ESTABLISHED       GROWTH &      OPPORTUNITY     INTERNATIONAL
                                                   VALUE FUND      INCOME FUND     VALUE FUND         FUND
                                                  -----------      -----------    -----------     -------------
INVESTMENT INCOME:
   Dividends, net of foreign withholding taxes   $  5,183,890     $   890,955     $   940,214      $  432,272
   Interest                                         7,688,489         143,096       2,143,373         145,489
                                                 ------------     -----------     -----------      ----------
     TOTAL INVESTMENT INCOME                       12,872,379       1,034,051       3,083,587         577,761
                                                 ------------     -----------     -----------      ----------
EXPENSES:
   Investment advisory fee (Note 2)                 2,580,124         267,848         881,658         282,889
   Distribution (Note 2)                            2,454,412         206,037         710,599         141,445
   Transfer agency fees (Note 2)                      303,442          47,227         130,769          41,353
   Accounting services fees (Note 2)                   80,669          40,000          40,000          60,000
   Custodian fees (Note 1)                             23,598          12,002          19,263          79,583
   Registration fees                                   43,019          23,113          32,427          18,955
   Professional fees                                   14,022          12,937          12,758          32,716
   Printing                                            40,438           7,236          15,904           5,889
   Trustees' fees (Note 2)                              7,067           6,394           6,618           7,050
   Amortization of organization expense (Note 1)           --           1,153              --           4,746
   Other                                               27,303           3,321           8,356           3,285
                                                 ------------     -----------     -----------      ----------
     GROSS EXPENSES                                 5,574,094         627,268       1,858,352         677,911
     LESS FEES WAIVED BY THE ADVISER (Note 2)              --              --              --        (112,829)
     LESS EARNINGS CREDITS ON CASH BALANCES
       (Note 1)                                        (4,374)        (12,002)         (2,140)             --
                                                 ------------     -----------     -----------      ----------
     NET EXPENSES                                   5,569,720         615,266       1,856,212         565,082
                                                 ------------     -----------     -----------      ----------
NET INVESTMENT INCOME                               7,302,659         418,785       1,227,375          12,679
                                                 ------------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
   Net realized gain (loss) on investments         41,231,389         278,290      20,508,362        (254,868)
   Net realized loss on foreign currency
     transactions                                          --              --              --        (208,788)
   Net change in unrealized appreciation
     of investments                                79,580,611      12,198,030      26,917,903       5,495,316
   Net change in unrealized depreciation
     of foreign currency transactions                      --              --              --          13,438
                                                 ------------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED GAINS ON
  INVESTMENTS                                     120,812,000      12,476,320      47,426,265       5,045,098
                                                 ------------     -----------     -----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $128,114,659     $12,895,105     $48,653,640      $5,057,777
                                                 ============     ===========     ===========      ==========


--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                         ESTABLISHED VALUE FUND       GROWTH & INCOME FUND      OPPORTUNITY VALUE FUND
                                               YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                         ----------------------     -----------------------    ------------------------
                                          3/31/98       3/31/97       3/31/98       3/31/97       3/31/98       3/31/97
                                          -------       -------       -------       -------       -------       -------
FROM OPERATIONS:
   Net investment income (loss)     $   7,302,659  $  6,257,379  $    418,785  $    242,652  $  1,227,375  $    984,370
   Net realized gain (loss) on
     investments                       41,231,389    37,844,738       278,290       337,124    20,508,362     9,839,496
   Net realized loss on foreign
     currency transactions                     --            --            --            --            --            --
   Net change in unrealized
     appreciation of investments       79,580,611    11,774,353    12,198,030     2,325,455    26,917,903     1,731,084
   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                        --            --            --            --            --            --
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Net increase in net assets
       resulting from operations      128,114,659    55,876,470    12,895,105     2,905,231    48,653,640    12,554,950
                                    -------------  ------------  ------------  ------------  ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income               (7,488,999)   (6,248,864)     (483,144)     (190,392)   (1,400,935)     (780,766)
   Net realized capital gains         (39,693,896)  (32,341,951)     (376,650)     (112,745)  (18,567,761)   (9,624,857)
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Decrease in net assets from
       distributions to shareholders  (47,182,895)  (38,590,815)     (859,794)     (303,137)  (19,968,696)  (10,405,623)
                                    -------------  ------------  ------------  ------------  ------------  ------------
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold          177,661,831   150,040,288    28,457,239    13,724,115    97,738,720    74,520,949
   Net asset value of shares
     issued in reinvestment
     of distributions                  46,070,717    37,843,938       837,101       297,051    19,731,335    10,317,863
   Payments for shares redeemed      (167,135,296) (141,861,173)   (6,940,220)   (2,898,897)  (84,921,607)  (75,515,812)
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Net increase in net assets from
       Fund share transactions         56,597,252    46,023,053    22,354,120    11,122,269    32,548,448     9,323,000
                                    -------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE IN NET ASSETS          137,529,016    63,308,708    34,389,431    13,724,363    61,233,392    11,472,327
NET ASSETS:
   Beginning of year                  429,725,536   366,416,828    25,701,721    11,977,358   114,450,857   102,978,530
                                    -------------  ------------  ------------  ------------  ------------  ------------
   End of year                      $ 567,254,552  $429,725,536  $ 60,091,152  $ 25,701,721  $175,684,249  $114,450,857
                                    =============  ============  ============  ============  ============  ============
   Undistributed net investment
     income (Note 1)                $     305,847  $    753,874  $      3,901  $     63,881  $    206,426  $    379,986
                                    =============  ============  ============  ============  ============  ============
NUMBER OF FUND SHARES:
   Sold                                 5,536,829     5,266,990     1,118,081       674,493     3,748,080     3,262,371
   Issued in reinvestment of
     distributions to shareholders      1,493,854     1,334,128        33,607        14,650       796,600       454,117
   Redeemed                            (5,224,469)   (4,986,154)     (275,439)     (141,301)   (3,272,472)   (3,315,616)
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Net increase in shares
       outstanding                      1,806,214     1,614,964       876,249       547,842     1,272,208       400,872
   Outstanding at beginning of year    14,906,900    13,291,936     1,196,719       648,877     5,026,263     4,625,391
                                    -------------  ------------  ------------  ------------  ------------  ------------
   Outstanding at end of year          16,713,114    14,906,900     2,072,968     1,196,719     6,298,471     5,026,263
                                    =============  ============  ============  ============  ============  ============


--------------------------------------------------------------------------------



                                            INTERNATIONAL FUND
                                                 YEAR ENDED
                                         ------------------------
                                            3/31/98       3/31/97
                                            -------       -------
FROM OPERATIONS:
   Net investment income (loss)        $     12,679  $    (27,104)
   Net realized gain (loss) on
     investments                           (254,868)      690,706
   Net realized loss on foreign
     currency transactions                 (208,788)     (403,339)
   Net change in unrealized
     appreciation of investments          5,495,316       289,521
   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                      13,438       (31,683)
                                       ------------  ------------
     Net increase in net assets
       resulting from operations          5,057,777       518,101
                                       ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                         --            --
   Net realized capital gains              (289,530)      (41,790)
                                       ------------  ------------
     Decrease in net assets from
       distributions to shareholders       (289,530)      (41,790)
                                       ------------  ------------
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold              9,514,677    12,548,017
   Net asset value of shares issued
     in reinvestment of distribution        266,710        38,087
   Payments for shares redeemed          (6,087,530)   (3,551,439)
                                       ------------  ------------
     Net increase in net assets from
       Fund share transactions            3,693,857     9,034,665
                                       ------------  ------------
TOTAL INCREASE IN NET ASSETS              8,462,104     9,510,976
NET ASSETS:
   Beginning of year                     24,816,072    15,305,096
                                       ------------  ------------
   End of year                          $33,278,176  $ 24,816,072
                                       ============  ============
   Undistributed net investment
     income (Note 1)                    $    12,679            --
                                       ============  ============
NUMBER OF FUND SHARES:
   Sold                                     547,071       780,856
   Issued in reinvestment of
     distributions to shareholders           16,413         2,370
   Redeemed                                (353,559)     (221,365)
                                       ------------  ------------
     Net increase in shares
       outstanding                          209,925       561,861
   Outstanding at beginning of year       1,529,221       967,360
                                       ------------  ------------
   Outstanding at end of year             1,739,146     1,529,221
                                       ============  ============

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Gradison Growth Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was created under Ohio law on May 31, 1983. The Trust consists of four series, the Gradison Established Value Fund ("Established Fund"), the Gradison Growth &Income Fund ("Growth & Income Fund"), the Gradison Opportunity Value Fund ("Opportunity Fund") and the Gradison International Fund ("International Fund"), (collectively, the "Funds"), each of which represents a separate diversified fund with its own investment policies.

The public offering of shares of the Funds commenced as follows:

                                  DATE OF
                              PUBLIC OFFERING
                              ---------------
     Established Value Fund       8/16/83
     Growth & Income Fund         2/28/95
     Opportunity Value Fund       8/16/83
     International Fund           5/31/95


The investment objective of the Established Fund and the Opportunity Fund is long-term capital growth by investing primarily in common stocks. The investment objective of the Growth & Income Fund is long-term growth of capital, current income, and growth of income consistent with reasonable investment risk. The investment objective of the International Fund is growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION

Listed equity securities are valued at the last sale price reported on national securities exchanges, or if there were no sales that day, the security is valued at the closing bid price. Unlisted securities, 144A securities and short-term obligations (and private placement securities) are generally valued at the prices provided by an independent pricing service. Portfolio securities and other assets for which market quotations are not readily available or which are believed to not be valid are valued at their fair value as determined by management using procedures approved by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market value. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian. At the time the Funds enter into a repurchase agreement, the seller agrees that the value of the underlying security, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying security and losses. These losses would not exceed an amount equal to the difference between the liquidating value of the underlying securities and the face amount of the repurchase agreement and accrued interest. To minimize the possibility of loss, the Funds enter into repurchase agreements only with selected domestic banks and securities dealers which the Funds' investment adviser believes present minimal credit risk. Refer to the Funds' Portfolio of Investments for the face amount of repurchase agreements and repurchase proceeds as of March 31, 1998.

FUNDS SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS

The net asset value per share of each Fund is computed by dividing the net asset value of each Fund (total

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

assets less total liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share.

Distributions to shareholders are recorded on the ex-dividend date.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

TAXES

It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intention to declare as dividends in each calendar year, at least 98% of each Fund's net investment income (earned during the calendar year) and 98% of each Fund's net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments for each Fund is approximately equal to the cost as shown on the Statements of Assets and Liabilities. For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of securities of the Funds at March 31, 1998 was:

                            GROSS UNREALIZED      GROSS UNREALIZED
                              APPRECIATION          DEPRECIATION
                              OF SECURITIES        OF SECURITIES
                              -------------        -------------
     Established Value Fund   $205,878,885           $  584,969
     Growth & Income Fund       15,819,545              108,851
     Opportunity Value Fund     60,339,374            1,286,983
     International Fund          7,538,110            1,192,248




As of March 31, 1998 the International Fund had a capital loss carryforward for Federal income tax purposes of approximately $360,000 which may be utilized to offset future net realized capital gains through March 31, 2006 prior to distributing such gains to shareholders.

EXPENSES

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of the net assets or number of accounts, as appropriate. In all other respects, expenses are charged to the respective Fund as incurred on a specific identification basis.

EXPENSE OFFSET ARRANGEMENT

Each Fund, other than the International Fund, has an arrangement with its custodian bank whereby the custodian's fees are reduced by credits earned on each Fund's cash on deposit with the bank. This deposit arrangement is an alternative to overnight investments. The credits are shown as a reduction of expenses on the Statements of Operations.

ORGANIZATION EXPENSES

Expenses of organization of the Growth & Income Fund and the International Fund have been capitalized

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the respective Fund's shares.

INTERNATIONAL FUND FOREIGN CURRENCY TRANSLATION

The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INTERNATIONAL FUND FORWARD FOREIGN CURRENCY CONTRACTS

During the year ended March 31, 1998, the International Fund entered into forward foreign currency contracts under which it was obligated to exchange currencies at specified future dates. The International Fund's currency transactions were transaction hedges and portfolio hedges involving either specific transactions or portfolio positions.

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Fund had the following outstanding contracts at March 31, 1998:

PORTFOLIO HEDGES:

                                         U.S.
 BUY/                    FOREIGN        DOLLAR     SETTLEMENT      UNREALIZED
 SELL     AMOUNT         CURRENCY      PROCEEDS       DATE        APPRECIATION
 ----     ------         --------      --------    ----------     ------------
                          German
 Sell   4,900,000       Deutschemark  $2,680,525     4/15/98        $27,165

 Buy    1,200,000      British Pound   1,976,400     4/15/98         39,150
                                                                     ------
                                                                    $66,315
                                                                     ======


At March 31, 1998, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

INTERNATIONAL FUND FUTURES CONTRACTS

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the International

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

Fund records a realized gain or loss equal to the difference between the opening and closing value of the contract.

Currencies with an aggregate market value of $567,262 have been segregated with the custodian for the following open stock index futures contracts at March 31, 1998.


                                           OPEN
                                          MARKET      MARKET     UNREALIZED
 TYPE                       EXPIRATION    VALUE       VALUE    (DEPRECIATION)
 ----                       ----------    ------      ------   --------------
 Long     Nikkei 300(Yen)      6/98      $593,821    $582,326    $(11,495)


NOTE 2 -- TRANSACTIONS WITH AFFILIATES

The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement ("Agreement"). Under the terms of the Agreement, the Funds pay McDonald a fee computed and accrued daily and paid monthly based upon each Fund's daily net assets, other than the International Fund, at the annual rate of .65% on the first $100 million, .55% on the next $100 million and .45% on any amounts in excess of $200 million. The International Fund pays McDonald a fee computed and accrued daily and paid monthly based upon its daily net assets at the annual rate of 1.00% of the first $100 million of its average daily net assets, .90% of the next $150 million,
 .80% of the next $250 million and .75% of net assets in excess of $500 million for acting as its investment adviser. McDonald has engaged Blairlogie Capital Management ("Blairlogie") as Sub-Advisor for the International Fund pursuant to a Sub-Advisor Agreement, and McDonald compensates Blairlogie from its advisory fee at the rate of .80% of the first $25 million of average daily net assets,
 .70% of the next $25 million, .60% of the next $50 million, .50% of the next $150 million, and .40% of assets in excess of $250 million.

The Agreement provides that McDonald bears the costs of salaries and related expenses of executive officers of the Trust who are necessary for the management and operations of the Funds. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Funds.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Funds. Effective July 1, 1997, the Funds pay McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Prior to July 1, 1997 the Funds, other than the International Fund, paid McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Prior to July 1, 1997 the International Fund paid McDonald a monthly fee for transfer agency and administrative services at an annual rate of $19.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Funds, other than the International Fund, pay McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .03% on the first $100 million, .02% on the next $100 million and .01% on any amount in excess of $200 million, with a minimum annual fee of $40,000. The International Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .045% on the first $100 million, .03% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $60,000.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

Under the terms of an Expense Reimbursement Agreement, McDonald has agreed to forego fees owed to it under the Advisory Agreement or any other agreement with the Trust and to reimburse the Growth & Income Fund and the International Fund if, and to the extent that, expenses (excluding brokerage commissions, taxes, interest and extraordinary items) borne by the respective Fund in any fiscal year exceed 1.50% with respect to the Growth & Income Fund, and 2.00% with respect to the International Fund, of the average net assets of the respective Fund. This agreement is in effect until July 31, 1998 and is subject to termination by either party upon written notice subsequent to that date. In addition, McDonald may, at its discretion, agree to waive fees and/or reimburse a Fund for other expenses in order to limit the Fund's expenses to a specified percentage of average net assets lower than the amount subject to the agreement. For the year ended March 31, 1998, McDonald waived $59,867 of advisory fees and distribution expenses of $52,962 with respect to the International Fund.

In accordance with the terms of a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Funds pay McDonald a service fee for personal services to shareholders including shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of
 .25% of the Funds' average daily net assets. The Funds also pay McDonald a fee for its assistance in selling shares of the Fund including advising shareholders regarding purchase, sale and retention of Funds shares. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $5,000 payable in quarterly installments and (b) $500 for each Board of Trustees or committee meeting attended.

NOTE 3 -- SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

For the year ended March 31, 1998, cost of purchases, and proceeds from the sale of securities, excluding short-term securities, amounted to:


                                    COST OF       PROCEEDS
                                   PURCHASES     FROM SALES
                                   ---------     ----------
     Established Value Fund       $71,681,680    $82,965,939
     Growth & Income Fund          22,952,595      1,428,477
     Opportunity Value Fund        44,047,629     45,068,610
     International Fund            24,162,712     21,214,411

                                ARTHUR ANDERSEN



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of the Gradison Growth Trust:



We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Gradison Growth Trust (comprising, respectively, the Gradison Established Value Fund, Gradison Opportunity Value Fund, Gradison Growth & Income Fund and the Gradison International Fund) as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all the material respects, the financial position of each of the respective portfolios constituting the Gradison Growth Trust as of March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



[SIGNATURE, ARTHUR ANDERSEN LLP]



Cincinnati, Ohio,
May 6, 1998

                              GRADISON GROWTH TRUST

                          Gradison Growth & Income Fund
--------------------------------------------------------------------------------

                             STATEMENT OF ADDITIONAL

                                   INFORMATION


--------------------------------------------------------------------------------

                             For information, call:
                         579-5700 from Cincinnati, Ohio

                Toll free (800) 869-5999 from outside Cincinnati

               Information may also be obtained from the Trust at:
                                58O Walnut Street
                             Cincinnati, Ohio 45202


--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated August 1, 1998 which has been filed with the Securities and Exchange Commission. The Prospectus is available upon request without charge from the Trust at the above address or by calling the phone numbers provided above.

The date of this Statement of Additional Information is August 1, 1998.

CONTENTS                                               LOCATION IN PROSPECTUS

___________________________PAGE


INVESTMENT POLICIES                                    Investment objectives,
   AND RESTRICTIONS                          4         policies and risks.

PURCHASE OF SHARES                           5         Purchase and Redemptions

REDEMPTION OF SHARES                         6         Purchase and Redemptions

EXCHANGE PRIVILEGE                           7         Optional Shareholder Service

    Telephone Exchanges                      7

    Written Exchanges                        7

    General Exchange
      Information                            7

TAXES                                        8         Taxes

NET ASSET VALUE                             10         Net Asset Value

PORTFOLIO TRANSACTIONS                      10

INVESTMENT ADVISER                          12         Management of the Fund

         Advisory Agreement                 13

         Distribution                       15

         Transfer Agent and
     Accounting Services
     Agreement                              17

TRUSTEES AND OFFICERS
   OF THE TRUST                             18

DESCRIPTION OF THE TRUST                    20         General Information

INVESTMENT PERFORMANCE                      22         Performance Calculations

CUSTODIAN                                   22

ACCOUNTANTS                                 23

LEGAL COUNSEL                               23

SALES BROCHURE INFORMATION                  24

FINANCIAL STATEMENTS
     Following Sales Brochure Information              Financial Highlights

INVESTMENT POLICIES AND RESTRICTIONS

In addition to the investment restrictions described in the Prospectus, Gradison Growth & Income Fund (the "Fund") has adopted the following investment restrictions and limitations, which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended, (the "Act"). See "Description of the Trust." The Fund will not:

(1) Make loans, except that the purchase of debt securities as allowed by the Fund's investment objective and other investment restrictions, the loaning of portfolio securities pursuant to guidelines of the Securities and Exchange Commission, and the entering into of repurchase agreements shall not be prohibited by this restriction;

(2) Purchase or sell real estate, including real estate partnerships or trusts owning an equity interest in real estate, unless acquired as a result of ownership of securities or other instruments. The purchase of securities secured by real estate or securities of companies engaged in the real estate business which are otherwise allowed by the Fund's investment objective and other investment restrictions shall not be prohibited by this restriction;

(3) Underwrite the securities of other issuers, except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933 in connection with the acquisition or disposition of portfolio securities;

(4) Purchase or sell commodities or commodity contracts or interests in oil, gas or other mineral exploration or development programs or leases. The purchase or sale of financial futures contracts or options on financial futures contracts for the purposes and within the limits set forth in the Prospectus and this Statement of Additional Information shall not be prohibited by this restriction;

(5) Issue senior securities except as permitted under the Investment Company Act of 1940.

The following limitations are not fundamental and may be changed without shareholder approval: (1) With respect to the purchase of securities of other investment companies, the Fund will not (a) purchase more than 3% of the outstanding voting shares of an investment company; (b) invest more than 5% of its assets in securities of any one investment company; or (c) invest more than 10% of its assets in securities of all investment companies. (2)

The Fund will not make short sales of securities, or purchase securities on margin, except for short-term credit as is necessary for the clearance of transactions. The deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin. (3) The Fund will not mortgage, pledge or hypothecate securities in amounts exceeding 15% of the value of the assets of the Fund (taken at market value). The deposit of underlying securities and other assets in escrow or other collateral arrangements in connection with the writing of options or margin for futures contracts or options on futures contracts are not deemed to be pledges or hypothecations subject to this restriction. (4) The Fund may not invest more than 15% of its assets in securities that are not readily marketable.

The cash equivalents which the Fund may invest in are short-term U.S Government obligations, certificates of deposit of domestic depository institutions, high grade commercial paper, and bankers acceptances.

At the present time, the Fund does not intend to engage in the loaning of portfolio securities, the purchase or sale of financial futures contracts or options on financial futures contracts, the purchase or sale of options, or the purchase of foreign securities (other than American Deposit Receipts). The Fund does not intend to purchase warrants, if as a result more than 5% of the Fund's net assets, valued at lower or cost or market value would be invested in warrants or more than 2% of its net assets would be invested in warrants, valued aforesaid, which are not traded on the New York or American Stock Exchanges.

If a percentage restriction set forth above is met at the time of investment, a later movement above the restriction level resulting from a change in the value of securities held by the Fund will not be considered a violation of the investment restriction. For purposes of the restriction prohibiting the Fund from investing more than 25% of its assets in companies in the same industry (see "Investment Policies - Growth and Income Fund" in the Prospectus), the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission (which utilizes the Standard Industrial Classification Codes promulgated by the Office of Management and Budget of the Executive Office of the President) is used to determine industry classifications.


PURCHASE OF SHARES

The Trust reserves the right to impose a charge of $15 for any purchase check returned to the Trust as uncollectible and to collect such fee by redeeming shares of the Trust from such shareholder's account.

The Trust reserves the right to limit the amount of any purchase and to reject any purchase order. Shares of the Fund are offered continuously; however, the offering of shares of the Fund may be suspended at any time and resumed at any time thereafter. The Trust intends to waive the initial and subsequent purchase minimums for employees of McDonald & Company Securities, Inc. ("McDonald") which, through its Gradison Division ("Gradison"), acts as the investment adviser and distributor ("Adviser" and "Distributor").


REDEMPTION OF SHARES

The Trust may suspend the right of redemption or may delay payment (a) during any period when the New York Stock Exchange is closed other than for customary weekend and holiday closings, (b) when trading in markets normally utilized by the Trust is restricted, or an emergency exists (determined in accordance with the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of the Fund is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Trust's shareholders.

The Fund transmits redemption proceeds only to shareholder names and addresses on its records (or which it has otherwise verified), provides written confirmation of all transactions initiated by telephone (either immediately or by monthly statement, depending on the circumstances), and requires identification from individuals picking up checks at its offices.


The Contingent Deferred Sales Charge is waived on purchases through McDonald and Gradison and on purchases in connection with "wrap accounts" because the Distributor is not paying a sales commission to dealers on such purchases; therefore, the CDSC is not needed to reimburse the Distributor for such commissions in the event of a redemption made during the CDSC period. (The Distributor compensates its own employees for Fund share sales, some of which compensation may be recouped in the event of redemption of shares on which compensation has been paid within certain time periods.) The CDSC is waived on the death or disability of shareholders because of the hardships involved in such situations. The CDSC is waived on certain redemptions in IRA and retirement accounts because the redemptions may not be voluntary and for competitive reasons.

EXCHANGE PRIVILEGE

If a new account is established by an exchange, the dollar amount of the exchange must at least be equal to the minimum initial investment ($1,000 in the case of Gradison U.S. Government Reserves ("GMU"), Gradison Government Income Fund ("GIF"), Gradison Ohio Tax-Free Income Fund ("GMO"), Gradison Established Value Fund ("EST"), Gradison Opportunity Value Fund ("OPP") and the Gradison International Fund); and $2,500 in the case of any tax free money market funds for which the Distributor will effect exchanges; if an exchange is made into an existing account, the $50 minimum additional investment must be met.



TELEPHONE EXCHANGE

You may request exchanges by telephoning the Fund at 579-5700 from Cincinnati, or toll free (800) 869-5999 from outside Cincinnati. Such request should include your name and account number and the number of shares or dollar amount of the Fund to be exchanged. Telephone exchanges may be made only when the registration of the two accounts will be identical and may not be made by shareholders who have had share certificates issued for their shares.


WRITTEN EXCHANGES

You may also exchange your shares of either Fund by written request directed to:

Gradison Mutual Funds
580 Walnut Street
Cincinnati, Ohio 45202

Such written request should include your name and account number and the number of shares or dollar amount of the Fund to be exchanged. Unless otherwise indicated, a new account established by written exchange will have the same registration and selected options as your present account.


GENERAL EXCHANGE INFORMATION

An exchange involves a redemption of the shares of the fund being exchanged and the investment of the redemption proceeds into shares of the fund being purchased. Both the redemption and investment will occur at the respective net asset value per share (except in the case of purchases of mutual funds sold subject to a sales load) next determined after receipt by the Trust of a proper exchange request. For Federal income tax purposes, an exchange of shares is considered to be a sale and depending upon the circumstances, a short or long-term gain or loss may be realized.

The Gradison mutual funds, and Gradison (with respect to any tax-free money market funds) each reserve the right to reject any exchange request. The exchange feature may be terminated at any time by the shareholder, the Trust, the Gradison Mutual Funds, or Gradison. In the case of excessive use of the exchange feature, the Trust, upon 30 days' written notice, may make reasonable service charges (as specified in the notice) by redeeming shares from such shareholder's account.

TAXES

The Fund has qualified, and intends to qualify in the future, for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). By so qualifying, the Fund will not be taxed on net investment income and net realized capital gains distributed to shareholders.

Dividends from net investment income and distributions from net realized short-term capital gains are taxable to shareholders as ordinary income, whether paid in cash or in additional shares of a Fund. All or a part of the dividends distributed to shareholders will qualify for the deduction for dividends received by corporations. The specific amounts eligible for this deduction depend upon certain factors set forth in the Code, and the Trust will furnish shareholders annually with written advice as to the amounts of dividend distributions eligible for such deduction.

Distributions of any net capital gains (the excess of net long-term capital gains over net short-term capital loss) is taxable to shareholders as long-term capital gains, whether paid in cash or in additional shares of the Fund and regardless of the length of time a shareholder has owned shares of the Fund. These capital gains distributions are not eligible for the dividends received deduction for corporations. The Trust will furnish shareholders with written notification as to the amount of any long-term capital gains concurrently with any distribution that includes long-term capital gains.

Investors should be aware of the tax implications of purchasing shares shortly before a record date for a dividend or capital gain distribution. To the extent that the net asset value of the

Fund at the time of purchase reflects undistributed income or capital gains, or net unrealized appreciation of securities held by the Fund, a subsequent distribution to the shareholder of such amounts, although in effect constituting a return of his or her investment, would be taxable as described above.

In order to continue to qualify for treatment as a regulated investment company under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income plus net short-term capital gain, if any), and must meet several additional requirements. For the Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its net investment income for that year and any net realized capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in January of the following year, will be treated as having been received by shareholders on December 31 of the year in which the dividend was declared.

Redemption or resale of shares of the Fund will be a taxable transaction for federal income tax purposes. Redeeming shareholders will recognize a gain or loss in an amount equal to the difference between their basis in such redeemed shares of the Fund and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will generally be long-term if such shareholders have held their shares for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares.


The federal income tax matters summarized above are subject to change by legislation, administrative action and judicial decision. In addition, shareholders may be subject to state and local taxes with respect to their ownership of shares or distributions from the Trust. Shareholders should consult their tax adviser as to their personal tax situation.


NET ASSET VALUE


The net asset value of the Fund is calculated once daily Monday through Friday except on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The assets and liabilities of the Fund are determined in accordance with generally accepted accounting principles and the applicable rules and regulations of the Securities and Exchange Commission. Assets and liabilities attributable to the Fund are allocated to the Fund. Assets and liabilities not readily attributable to a fund are allocated to each fund in the Trust in a manner and on a basis determined in good faith by the Trustees to be fair and equitable.

When calculating the net asset value of the Fund, a security listed or traded on an exchange is valued at its last sale price on that exchange, or if there were no sales that day, the security is valued at the closing bid price. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Portfolio securities and other assets for which market quotations are not readily available are valued at their fair value as determined by management of the Fund pursuant to procedures approved by the Board of Trustees and subject to oversight by the Board of Trustees. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost which approximates market value.


PORTFOLIO TRANSACTIONS

The Adviser is responsible for making the Fund's portfolio decisions, including allocation of the Fund's brokerage business and negotiation of brokerage commissions, subject to policies established by the Trust's Board of Trustees. In purchasing and selling portfolio securities, brokers and dealers will be selected to obtain the most favorable net results, taking into account various factors, including the price of the security, the commission rate, the size of the transaction, the difficulty of execution and other services offered by brokers or dealers which are of benefit to the Fund. The Adviser will select brokers and dealers to execute transactions on the basis of its judgment of their professional capability to provide the service at reasonably competitive rates. The Adviser's determination of what constitutes reasonably competitive rates is based upon its professional judgment and knowledge as to rates paid and charged for similar transactions throughout the securities industry. The Adviser may consider sales by brokers or dealers of shares of the Fund when selecting brokers or dealers to execute portfolio transactions as long as the most favorable net results are obtained.

The Adviser may receive commissions from the Trust for effecting transactions only in accordance with procedures adopted by the Board of Trustees. Any procedures adopted by the Trustees will incorporate the standard contained in Rule 17e-l under the Act that the commissions paid must be "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time. The Adviser has assured the Trust that in all transactions placed with the Adviser, the Fund will be charged a commission that is at least as favorable as the rate the Adviser charges to its other customers in similar transactions. No commission charged to the Trust by the Adviser or any broker affiliated with the Adviser will include compensation for research services provided by the Adviser or any such affiliated broker.

Brokers who provide supplemental investment research to the Adviser may receive orders for transactions in portfolio securities of the Fund. Such supplemental research services ordinarily consist of assessments and analyses of the business or prospects of a company, industry, or economic sector. Information so received is in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement with the Trust. If in the judgment of the Adviser the commission is reasonable in relation to the brokerage and research services provided, the Adviser is authorized to pay brokerage commissions in excess of commissions another broker would have received for effecting the same transaction, subject to the review of the Trust's Board of Trustees. Not all such research services may be used by the Adviser in connection with managing the Fund. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, and the Adviser may use such information in servicing its other accounts.

Because of the affiliation of the Adviser with the Fund, the Fund is prohibited from engaging in certain transactions involving the Adviser except in compliance with the provisions of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder. Accordingly the Fund will not purchase or sell portfolio securities from or to the Adviser in any transaction in which the Adviser acts as principal, including transactions in the over-the-counter market. The Fund may purchase securities from other members of an underwriting syndicate of which the Adviser is a participant, but only under the conditions set forth in applicable rules of the Securities and Exchange Commission.

The Adviser also serves as the investment adviser to GMU, GMO, GIF and the Gradison International Fund ("INT"), for which Blairlogie Capital Management acts as sub-investment adviser (see "Exchange Privilege") and furnishes investment advice to other clients. Investment decisions for the Fund are made independently from those for EST, OPP, GMU, GMO, GIF, and INT although other clients advised by the Adviser may have similar objectives and investment programs as the Fund. Purchases and sales of particular securities may be effected simultaneously for such entities and clients. In such instances, the transactions will be allocated as to price and amount in a manner the Adviser considers equitable to each of the affected entities or clients, which could have a detrimental effect upon the price or amount of the securities purchased or sold for the Fund. On the other hand, in some cases the ability of the Fund to participate in volume transactions may produce better executions for the Fund. It is the opinion of the Board of Trustees that the benefits available to the Fund from retaining the Adviser outweigh any disadvantages that may arise from exposure to simultaneous transactions.


For the fiscal years ended March 31, 1996, March 31, 1997 and March 31,1998, the Fund's portfolio turnover rate (see page 4 of the prospectus) was respectively 3%, 16.0%, and 4%, the aggregate brokerage commissions paid by the Fund were $11,195, $17,405, and $30,261.




INVESTMENT ADVISER

The Adviser manages the investment and reinvestment of the assets of the Fund in accordance with the Fund's investment objective, policies and restrictions, subject to the general supervision and control of the Fund's Board of Trustees and pursuant to the terms of the Investment Advisory Agreement between the Trust and

Adviser.

The Adviser provides to the Fund at its own expense the executive officers who are necessary for the management and operations of the Fund.


ADVISORY AGREEMENT

The Investment Advisory Agreement provides that the Adviser will manage the investments of the Fund, subject to review by the Board of Trustees of the Trust. The Adviser also bears the cost of salaries and related expenses of executive officers of the Trust who are necessary for the management and operation of the Trust and compensates the Trustees who are affiliated with the Adviser. In addition, except as borne by the Trust pursuant to an effective plan under Rule 12b-l under the Act, the Adviser bears the expenses related to distribution of shares of the Fund, such as costs of preparing, printing and mailing sales literature and other advertising materials, costs of furnishing prospectuses, annual and semiannual reports of the Trust and other materials regarding distributing shares of the Trust to potential investors.

All expenses not specifically assumed by the Adviser, the Transfer Agent, or Distributor and incurred in the operation of the Trust are borne by the Trust pursuant to the Investment Advisory Agreement. Some of these expenses may be paid by the Adviser subject to reimbursement by the Trust. These expenses include expenses for the cost of preparing, printing and mailing registration statements, prospectuses periodic reports and other documents furnished to shareholders and regulatory authorities; such distribution/service expenses as may be incurred pursuant to an effective plan under Rule 12b-1 under the Investment Company Act of 1940; registration, filing and similar fees; legal expenses; auditing and accounting expenses; taxes and other fees; brokers' commissions and issue or transfer taxes chargeable to the Trust in connection with securities transactions; expenses of issue, sale, redemption and repurchase of shares; fees of Trustees who are not affiliated with the Adviser; charges and expenses of any transfer and dividend disbursing agent, registrar, custodian or depository appointed by the Trust; other expenses of the Trust, including expenses of shareholders' and Trustees' meetings; and fees and other expenses incurred by the Trust in connection with its membership in any organization. Expenses borne by the Trust and attributable to a specific fund are allocated to that fund; expenses that are not specifically attributable to a fund are allocated to each fund in a manner and on a basis determined in good faith by the Adviser to be fair and equitable (generally, on the basis of the respective net assets of the Fund), subject to review by the Trustees. The Fund reimburses the Adviser for all costs, direct and indirect, which are fairly allocable to services provided by the Adviser's employees for which the Fund is responsible.



As compensation for its services under the Investment Advisory Agreement, the Adviser receives from the Trust a monthly fee based upon the average value of the daily net assets for the month of the Fund at an annual rate of .65% on the first $100 million of the Fund, .55% on the next $100 million of the Fund and
 .45% on any amounts in excess of $200 million of the Fund. For the fiscal years ended March 31, 1996, March 31, 1997, and March 31, 1998, the Adviser received respectively $0, $72,378, and $267,948 as investment advisory fees and would have received $42,321, $ 117,370, and $267,948 as investment advisory fees if not for the waiver of fees.



The Investment Advisory Agreement also provides that the Adviser, as a registered broker-dealer, will distribute the shares of the Fund in states in which it may be qualified to do so, upon request of the Trust. The Adviser accepts orders for the purchase of such shares at net asset value only, and no sales commission, fee or other Charge is incurred by the investor other than charges specified in the Fund's 12b-1 plan. The Adviser receives no compensation for acting as the Trust's distributor except as may be provided pursuant to the Distribution Plan of the Trust.

The Investment Advisory Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or reckless disregard of its obligations thereunder, the Adviser is not liable to the Fund or any of its shareholders for any act or omission by the Adviser. The Agreement in no way restricts the Adviser from acting as an investment manager or adviser for others.

The Investment Advisory Agreement grants to the Trust the right to use the name "Gradison" and "McDonald" as a part of its name, without charge, subject to withdrawal of such right by the Adviser upon not less than 30 days' written notice to the Trust and subject to the automatic termination of such right within 30 days after the termination of the Investment Advisory Agreement for any reason. The Investment Advisory Agreement does not impair the right of the Adviser to use the name Gradison or McDonald in the name of or in connection with any other business enterprise with which it is or may become associated.

The Investment Advisory Agreement continues in effect as to the

Fund from year to year if such continuance is specifically approved at least annually by the vote of the holders of a majority of the outstanding voting securities of the Fund or by the vote of a majority of the Trust's Board of Trustees, and in either event by the vote cast in person of a majority of the Trustees who are not "interested persons" of any party to the Investment Advisory Agreement.

The Investment Advisory Agreement may be terminated at any time without penalty upon 60 days' written notice by (i) the Board of Trustees, (ii) the vote of the holders of a majority of the outstanding voting securities of the Fund or (iii) the Adviser. The Investment Advisory Agreement will terminate automatically in the event of its assignment by the Adviser. The Investment Advisory Agreement may be amended at any time by the mutual consent of the parties thereto, provided that such consent on the part of the Fund shall have been approved by the vote of the holders of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the Board of Trustees, including the vote cast in person by a majority of the Trustees who are not "interested persons" of any party to the Investment Advisory Agreement


DISTRIBUTION

The Fund has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. Rule 12b-1 permits an investment company to finance, directly or indirectly, activities primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of such Rule. The purpose of the Plan is to increase sales of shares of the Fund to enable the Fund to acquire and retain a sufficient level of assets to enable it to operate at an efficient level. Higher levels of assets tend to result in operating efficiencies with respect to the Fund's fixed costs and portfolio management.

The Plan permits the Fund to incur expenses related to the distribution of its shares, but only as specifically contemplated by the Plan. Under the Plan, the Trust may incur distribution expenses up to an amount that does not exceed an annual rate of .50 of 1% of its average daily net assets. Distribution expenses may be incurred by the Trust under the Plan within the limitation described above for any activity primarily intended to result in the sale of Fund shares including but not limited to (a) payments to broker-dealers (including the Adviser) or other persons as compensation for personal services rendered to shareholders of the Funds including providing shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their accounts, and (b) expenses otherwise promoting the sale of the shares of a Fund, such as expenses of preparation, printing and mailing prospectuses, annual and semiannual reports, sales literature and other promotional material to potential investors and of purchasing radio, television, newspaper and other advertising. In the absence of exemptive relief from certain provisions of the Investment Company Act of 1940, as amended, the Trust may incur expenses relative to a Fund under the Plan only when such expenses are directly attributable to that Fund and may not incur expenses under the Plan on a joint basis with other Fund(s).

The Plan also specifically authorizes the payment of those operational expenses enumerated as being incurred by the Trust pursuant to the investment Advisory Agreement, as described under the caption "Advisory Agreement" above, to the extent that such payments might be considered to be primarily intended to result in the sale of shares of the Fund. It further specifically authorizes the payment of advisory fees pursuant to the Investment Advisory Agreement to the extent that the Trust might be deemed to be indirectly financing the Adviser's distribution activities through payment of advisory fees. The Board of Trustees does not believe that the payment of such operational expenses by the Trust or payment of the advisory fee constitute the direct or indirect financing of activities primarily intended to result in the sale of shares of the Fund. Thus, although such payments are authorized by the Plan as a protective measure, they are not restricted by the .50% limitation included in the Plan.

In approving the Plan, the Board of Trustees concluded that there was a reasonable likelihood that the Plan would benefit the Trust and its shareholders. The Plan (together with any agreements relating to implementation of the Plan) continues in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board of Trustees, including the vote of a majority of the Independent Trustees, cast in person at a meeting called for such purpose. The Plan may not be amended to materially increase the amount of distribution expenses incurred by the Fund without the approval of a majority of the outstanding voting securities of the Fund, and all material amendments to the Plan must be approved by a majority of the Board of Trustees and a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such amendment. The Plan may be terminated as to the Fund at any time by a vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding voting securities of the Fund. Any agreement implementing the Plan may be terminated at any time, without the payment of any penalty, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund, on not more than 60 days' written notice to the other party to the agreement, and any related agreement will terminate automatically in the event of its assignment. The Plan requires that the Board of Trustees receive at least quarterly written reports as to the amounts expended during each quarter pursuant to the Plan and the purposes for which such amounts were expended. While the Plan is in effect, the selection and nomination of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust shall be committed to the discretion of the disinterested Trustees then in office.


Pursuant to the Plan, the Trust has entered into a distribution agreement ("Agreement") with McDonald. This agreement provides that the Distributor will receive Compensation for rendering personal services to shareholders of the Fund including providing shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their Fund accounts at an annual rate of .25% of the average daily net assets of the Fund and .25% of the value of the average daily net assets of the Fund for rendering other distribution services to the Fund. The Agreement may be terminated at any time, without penalty, by a vote of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement is contingent on the continued effectiveness of the Trust's Distribution Expense Plan and automatically terminates in the event of its assignment. For the fiscal years ended March 31, 1996, March 31, 1997, and March 31, 1998, the Fund paid $32,555, $90,284, and $206,037 respectively to McDonald pursuant to the Plan. Of these amounts, one half was paid for rendering distribution service, and one half for providing personnel services to shareholders of the Fund.



TRANSFER AGENT AND ACCOUNTING SERVICES AGREEMENT


Pursuant to the Transfer Agent and Accounting Services Agreement, Gradison provides transfer agent, dividend disbursing, and accounting services for the Fund. Gradison responds to inquiries from shareholders, processes purchase and redemption requests, maintains shareholder account records and provides statements and confirmations to shareholders and maintains the Fund's books and accounting records. For the fiscal years ended March 31, 1996, March 31, 1997, and March 31, 1998, the Fund paid $3,887, $63,835, and $87,227 respectively to McDonald pursuant to this Agreement and if not for the waiver of fees, McDonald would have received $50,901 pursuant to the Agreement for the fiscal year ended March 31, 1996.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years and positions currently held with the Gradison investment companies, Gradison, and McDonald, are listed below. All principal occupations have been held for at least five years unless otherwise indicated. Positions held with Gradison were formerly held with Gradison & Company Incorporated. Each trustee is a trustee of each of the four Gradison investment companies.


*DONALD E. WESTON (63), 580 Walnut Street, Cincinnati, Ohio. Trustee and Chairman of the Board; Chairman of Gradison; Director of McDonald & Company Investments, Inc. and Cincinnati Milacron Commercial Corp. (financing of capital goods); Chairman of all of the Gradison investment companies.

DANIEL J. CASTELLINI (58), 312 Walnut Street, Cincinnati, Ohio. Trustee; Senior Vice President/Finance and Administration and Chief Financial Officer of the E.
W. Scripps Company (communications).

THEODORE H. EMMERICH (71), 1201 Edgecliff Place, Cincinnati, Ohio. Trustee. Retired; Former managing partner (Cincinnati office) Ernst & Young (Public Accountants); Director of Carillon Fund, Inc., American Financial Group Inc., and Cincinnati Milacron Commercial Corp.; Trustee of Summit Investment Trust and Carillon Investment Trust.

JEROME E. SCHNEE (57), 14 Walt Whitman, Morristown, N. J. 07960 Trustee. Senior Director, Health, Economics, Johnson and Johnson (Pharmaceuticals), since August 1996. Prior to that, Professor of Management, College of Business
Administration, University of Cincinnati.

RICHARD A. RANKIN, (56) 1717 Dixie Highway, Suite 600, Fort Wright, Kentucky 41011. Trustee. Partner Rankin and Rankin (Public Accountants).

BRADLEY E. TURNER (39), 580 Walnut Street, Cincinnati, Ohio. President. Senior Managing Director and Director of McDonald; President of all of the Gradison investment companies.


--------
*Interested and affiliated trustee, as defined by the Investment Company Act of the Trust and the Investment Adviser as a result of being an officer of the Adviser and owning securities of the Adviser's parent.

WILLIAM J. LEUGERS, JR.(56), 580 Walnut Street, Cincinnati, Ohio. Managing Director and Portfolio Manager of the Gradison Established and Opportunity Value Funds.

JULIAN BALL (46), 800 Superior Avenue, Cleveland, Ohio. Executive Vice President. Portfolio Manager of the Gradison Growth & Income Fund; First Vice President of McDonald since July 1994; prior to that, Vice President of Duff & Phelps Investment Management Company.

DANIEL R. SHICK (49), 580 Walnut Street, Cincinnati, Ohio. Vice President; Managing Director of Gradison.

GARY H. MILLER (35), 580 Walnut Street, Cincinnati, Ohio. Vice President (Gradison Established Value and Opportunity Value Funds); Associate Vice President of Gradison.

PATRICIA JAMIESON (44), 1800 Superior Avenue, Cleveland, Ohio 44114. Treasurer; Senior Managing Director and Chief Financial Officer of McDonald; Treasurer of all of the Gradison investment companies.

RICHARD M. WACHTERMAN (51), 580 Walnut Street, Cincinnati, Ohio 45202. Secretary. Senior Vice President and General Counsel of Gradison. Secretary of all of the Gradison investment companies.

MARK A. FRIETCH (39), 580 Walnut Street, Cincinnati, Ohio Assistant Treasurer. Assistant Treasurer of all of the Gradison investment companies.

Trustees and officers of the Trust who are affiliated with the Adviser receive no remuneration from the Trust. Trustees who are not affiliated with the Adviser receive compensation as determined by the Board of Trustees.


As of June 30, 1998, the trustees and officers of the Fund owned, of record and beneficially, an aggregate of less than 1% of the outstanding shares of the Fund and no person owned 5% or more of the outstanding shares of the Fund.

                 TRUSTEE COMPENSATION TABLE

NAME OF TRUSTEE            Aggregate     Total Compensation
                           Compensation  From Trust and fund
                           From Trust    complex (3 additional
                           for fiscal    Trusts) paid to
                           period ended  trustee for calendar
                           3/31/98       year ended 12/31/97


Donald E. Weston           $   0            $  0
Theodore H. Emmerich       $7,000           $25,000
Richard A. Rankin          $7,000           $25,000
Jerome E. Schnee           $7,000           $25,000
Daniel J. Castellini       $7,000           $25,500

The Trust maintains a deferred compensation plan which allows trustees to defer receipt of trustee fees otherwise payable to them until a future date. Deferred amounts are credited with interest at a rate equal to the yield of the Gradison U.S. Government Reserves Fund. The Trust does not maintain any other pension or retirement plans. As of March 31, 1998, $9,523 was payable by the Trust to the beneficiary of a former trustee who is deceased, and as of December 31, 1997, $35,085 was payable to that beneficiary by the Trust and the Fund Complex.



DESCRIPTION OF THE TRUST

The Trust is a diversified, open-end investment company organized under the laws of the State of Ohio by a Declaration of Trust dated May 31, 1983 which was amended on July 27, 1983. The Declaration of Trust provides for an unlimited number of full and fractional shares of beneficial interest, without par value, of any series authorized by the Board of Trustees. The Board of Trustees has authorized the issuance of shares of four series, representing the Fund, the Gradison Established Value Fund, the Gradison Opportunity Value Fund, and the Gradison International Fund. Any additional series of shares must be issued in compliance with the Investment Company Act of 1940 and must not constitute a security that is senior to the shares offered pursuant to the Prospectuses. Each share of each series represents an equal, proportionate interest in the related Fund with each other share of that series. All shares are of the same class and are freely transferable.


Upon issuance and sale in accordance with the terms of the offering, each share will be fully paid and non-assessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "Redemption of Shares."

Holders of shares of each series are entitled to one vote per share; however, separate votes are taken by each series on matters specifically affecting the related Fund. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting in any election of Trustees can elect all of the Trustees of the Trust if they choose to do so, in which event the holders of the remaining shares will be unable to elect a Trustee. Trustees were initially elected by the shareholders at the first annual meeting of shareholders. Under the Declaration of Trust, no further meetings of shareholders are required to be held for the purpose of electing Trustees, unless less than a majority of Trustees holding office have been elected by the shareholders. Shareholders' meetings will be held only when required pursuant to the Declaration of Trust or the Investment Company Act of 1940, and when called by the Trust or shareholders pursuant to the Declaration of Trust. Pursuant to the Declaration of Trust, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by shareholders of record of not less than 10 percent of the Trust's outstanding shares. Whenever the approval of a majority of the outstanding shares of the Fund of the Trust is required in connection with shareholder approval of the Investment Advisory Agreement or the Distribution Plan, or changes in the investment objective or the investment restrictions, a "majority" shall mean the vote of {i) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund, whichever is the lesser.

The assets of the Trust received upon the issuance of the shares of the fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to each such fund and constitute the underlying assets of each such fund. The underlying assets of the fund are segregated on the books of account and are to be charged with the liabilities in respect to each such Fund and with a share of the general liabilities of the Trust. In the event of the termination and liquidation of the Trust, the holders of the shares of any series are entitled to receive, as a class, the underlying assets of the related Fund available for distribution to shareholders.

The Trust is currently operating, and intends to continue to operate, in compliance with the Ohio law relating to business trusts. Under Ohio law, the shareholders of a complying business trust have no liability to third persons for obligations of the Trust, which are to be satisfied solely from the Trust's property. The Declaration of Trust provides that no Trustee, officer or agent of the Trust shall be personally liable to any person for any action or failure to act except (1) for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties, (2) with respect to any matters as to which he did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Trust, or (3) in the case of any criminal proceeding, with respect to any conduct which he had reasonable cause to believe was unlawful.


INVESTMENT PERFORMANCE


 TOTAL RETURN PERCENTAGE CHANGE:


                           Since Inception               Year Ended
                           (annualized)                March 31, 1998
                           2/28/95-3/31/98)

Fund                                25.88%                    38.00%

Standard & Poor's
Composite Stock                     32.99%                    47.99%
Index

The results of the Fund and Index assume reinvestment of dividends and other distributions. The performance results reflect historical performance and do not ensure future results.


CUSTODIAN

Star Bank, NA. ("Star Bank"), Star Bank Center, Cincinnati, Ohio 45201, acts as the custodian of the portfolio securities and other assets of the Fund. Star Bank has no part in determining the investment policies of the Fund or the securities which are to be purchased, held or sold by the Trust. The Fund may purchase or sell securities from or to Star Bank. The Gradison Division of McDonald & Company Securities, Inc., 580 Walnut Street, Cincinnati, Ohio 45202, acts as the transfer agent and dividend disbursing agent.

ACCOUNTANTS

Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio 45202, is the independent public accountant for the Trust.


LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, acts as legal counsel to the Trust.

Fact Sheet GRI
(Graphic:  Logo)

Growth
& Income
Fund

Gradison Growth and Income Fund seeks long-term capital growth, current income and growth of income by investing in high quality common stocks of large U.S. corporations that are determined to be relatively undervalued and which generally have above average dividend returns.

Particular emphasis is placed on the identification of dividend paying common stocks of companies with higher historic growth rates and returns on shareholder equity than the average of companies that make up the Standard and Poor's 500 Stock Index. Gradison believes that a portfolio of quality common stocks with above average dividend yield and below average price-to-earnings ratio provides the opportunity for price appreciation and current income while generally tending to moderate risk.

It is generally the policy of the Gradison Growth & Income Fund to maintain as fully invested a position as practical at all times.

                                                                    Symbol GRINX


Ten Largest Stock Positions on March 31, 1998

 1. Hewlett Packard COMPUTER PRODUCTS
 2. Pitney-Bowes BUSINESS EQUIPMENT
 3. Ameritech TELECOMMUNICATIONS
 4. Mobil INTERNATIONAL OIL
 5. Norwest REGIONAL BANKS
 6. Exxon INTERNATIONAL OIL
 7. Merck & Company PHARMACEUTICALS
 8. American Home Products HEALTHCARE PRODUCTS
 9. International Flavors & Fragrances COSMETICS
10. American General FINANCIAL SERVICES


These are the top ten positions of 51 issues representing 35.6% of the portfolio and are subject to change.

Value of $1,000 Since Inception

Line chart stating "The value of a $1,000 investment made in the fund at inception with all dividends and capital gain distributions reinvested" with these plot points 2/95 - $1,000, 3/95 - $1,013, 6/95 - $1,061, 9/95 - $1,124,
12/95 - $1,200, 3/96 - $1,247, 9/96 $1,333, 12/96 $1,426, 3/97 $1,475, 12/97 -
$1,855, 3/98 - $2,036.

The performance quoted above on this document represents past performance. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Total return includes changes in share value and reinvestment of all distributions. Past performance does not ensure future results. Expense reimbursement by the Adviser increased performance during the period shown. Expense reimbursement may be terminated which would result in lower performance.


Where the Fund is Invested

The chart at right indicates distribution of the Fund's stock investments on March 31, 1998. On that date, the Fund maintained 3% liquid cash reserves.

[Graphic of Pie Chart showing Consumer Non-Durables 15%, Technology 11%, Energy Services 10%, Utilities 10%, Insurance 9%, Computer Products 9%, Financial Services 8%, Pharmaceuticals 8%, Natural Resources 8%, Industrial Products Services 6%, Retail Services 4%, Consumer Durables 3%, Transportation 1%.


                                        March 31, 1998
                                        (Graphic: Photo of two
                                        young girls)




Portfolio Manager Profile

Julian C. Ball, CFA, [Graphic: photo of Julian Ball]
First Vice President/Portfolio Manager
Gradison-McDonald Asset Management

Julian Ball is an Executive Vice President and Portfolio Manager of the Gradison Growth & Income Fund and has been portfolio manager since its inception over three years ago. Mr. Ball, a Chartered Financial Analyst, has over 10 years of mutual fund portfolio management experience and has managed portfolios for individuals and institutions for more than eighteen years. He joined Gradison McDonald Asset Management in 1994.

Julian holds both a Bachelor's of Business Administration degree in Accounting from Kent State University and a Juris Doctorate degree from Cleveland Marshall College of Law. He is a Certified Public Accountant, and maintains membership in the Cleveland Society of Security Analysts where he is a past president, the Association of Investment Management and Research, and the Cleveland Bar Association.


Profile of Gradison Mutual Funds

Gradison Mutual Funds is a division of McDonald & Company, a leading regional investment firm which acquired Gradison in 1991. As a registered investment advisor since 1974 and mutual fund advisors since 1976, Gradison currently manages in excess of $5 billion in Gradison Mutual Funds and individually managed accounts.

A prospectus for the Growth & Income Fund or any other Gradison Mutual Fund may be obtained by calling 513/579-5700 or 800/869-5999. The prospectus contains more complete information. Read it carefully before you invest.

McDonald & Company Securities, Inc. - Distributor

GMFS 1059 - GRI 3/98


Average Annual Total Return
Chart stating periods ended 3/31/98, Most recent quarter* - +9.71%, 1 year - +38.00%, 3 year - +26.20%, Since inception (2/28/95) - 25.88%.

*Not Annualized


International Fund
Opportunity Value Fund
Growth & Income Fund
Established Value Fund
Ohio Tax-Free Income Fund
Government Income Fund
Money Market Funds


(Graphic: Logo
Gradison/Mutual Funds

[Family of Funds Brochure]


COVER PAGE
YOUR FUTURE STARTS TODAY
Graphic     Photo of men, women, children and a dog
Logo
Gradison
Mutual Funds

INSIDE COVER PAGE
YOUR FUTURE STARTS TODAY
Page 1
Whatever your goals or aspirations, whatever your objective. One thing is certain. An investment made today brings you that much closer to meeting that objective and reaching the goal. Whether it's starting a family, buying a house, saving for education, or planning for retirement. Time is critical. Hesitate and time will pass you by. Start today and the future is yours.
Page 2
THE MUTUAL FUND STORY
The first mutual fund company was established in 1924 as a private investment firm for its founders and is still in business today. By 1980, there were fewer than 600 mutual funds open to investors. Today, there are some 400 fund groups offering more than 6,000 mutual funds with investments totaling more than $3 trillion.

Increasingly, mutual funds are the preferred vehicle for individual investors who are starting and building an investment program. And today, Gradison is a preferred name in mutual funds for a growing number of investors.

WHY MUTUAL FUNDS?
PROFESSIONAL MANAGEMENT
Mutual funds use investment professionals to manage the assets on a full-time basis. In addition to their dedicated time and experience, these investment advisers typically have access to extensive research and other analytical resources not available to most individual investors.

DIVERSIFICATION
Because a mutual fund has significantly more assets to invest than any individual participant, it can purchase and effectively manage a more diversified portfolio than can most individual investors.

FLEXIBILITY
A mutual fund is usually part of a family of funds. Fund families offer an exchange privilege that allow shareholders to reallocate assets quickly and easily among the various funds within that family of funds. Shares in any fund may be purchased or liquidated, often by a phone call, generally on any day that the New York Stock Exchange is open for business.

Page 3
WHY GRADISON MUTUAL FUNDS?
A RESPECTED NAME FOR SEVEN DECADES
A respected name for seven decades Gradison has been a recognized name in investment brokerage since 1925. The firm became a registered investment adviser in 1974 and established its first mutual fund in 1976.
Today, Gradison offers seven mutual funds in a growing family of funds and manages more than $4 billion in assets in both mutual funds and individually managed accounts.

EXPERIENCED PORTFOLIO MANAGERS
Gradison portfolio managers average nearly 15 years of experience as professional portfolio managers and more than 20 years of experience in the investment field. We believe that this depth of first-hand experience, in both favorable and unfavorable market environments, sets us apart from those other fund managers who have yet to manage assets through a full market cycle.

SERVICE
         Low Minimum Investment of $1,000
         Convenient Automatic Dividend Reinvestment
         Automatic Investment Plan

         Automatic Withdrawals and Payment Plans
         Access To Funds
         Free Exchange Privileges
         Check Writing
         Wire Transfers
         Toll-Free Customer Service
         24-Hour Account Information
         Account Statements
         Year-End summary
         Quarterly Newsletter
         Shareholder Reports
           Internet Access

Page 4
REACHING YOUR INVESTMENT GOALS
FIGHTING INFLATION
Inflation, the increase in the cost of living, has averaged 4% since 1926. While it has been lower in recent years, it has also been substantially higher--reaching 14% in the early 1980s. The surest way of beating inflation is to earn a rate of return on your investments that exceeds the rate of inflation.

Chart:          WHAT INFLATION REALLY MEANS
        1995  $139,000  Single Family Home

        2000  $177,403    Graphic:  Picture of a
        2010  $288,971       partially built home
        2025  $600,750
                Automobile          1995   $18,359
       Graphic  Picture of an       2000   $23,431
                automobile          2010   $38,167
                                    2025   $79,347

           Four Year Public University Education
           1995   $26,972    Graphic  Picture of a
                             graduation cap and
           2000   $34,424    a diploma.
           2010   $58,073
           2025   $116,571
  Sources: National Association of Realtors; Department of Commerce; College Board. Future prices are based on a hypothetical average annual inflation rate of 5%.

EDUCATION
The cost of four years at a private college, including tuition, fees, books and other miscellaneous expenses, now averages nearly $95,000. It is projected to reach $170,000 in a decade. The cost of a public college is expected to nearly double from an average of $45,000 to more than $80,000 over the next ten years.

Most families realize that no matter when they start saving and investing for this purpose, it usually is not soon enough.

BUILDING WEALTH
Many investors overlook the potential of investing in their most productive years when their incomes are high enough to put aside investment assets and the demands on their income are less than they inevitably will be later. Such assets can be invaluable not only for retirement but as emergency assets for unforeseen occurrences in life.

RETIREMENT
Given the national debate on Social Security and Medicare, the need for investors to assure adequate retirement assets for both their active retirement years, and the possibility of their inactive care years, should be apparent. Many people look solely to their company retirement plans for such assurance and only realize the need for supplemental assets much later.

YOUR FAMILY'S FUTURE
Providing for the education of a child or grandchild may only be a part of an investor's concern for future generations. They may have achieved a sufficient level of personal success to be able to consider investing in order to pass along significant assets to provide these future generations with greater assurance for their financial well-being in an uncertain world.

GRAPHIC Photo of two women embracing.


Page 5
INTELLIGENT INVESTING
Time is the essential ingredient
Experience has shown that there is no substitute for time in investing. Historically, the sooner money has been put to work, and the longer it has been invested, the more likely positive returns have resulted. Conversely, aggressive investors are more likely to have volatile results for shorter periods. Clearly, investing for the long-term is considered one of the keys to successfully creating investment wealth.

THE RULE OF 72:
HELPING YOU IN TAXING TIMES
Certain measurements are well known rules in everyone's daily life. Most people learn early in life, for example, that twelve inches equals a foot and that three feet make a year. With investments, similar, but not as well known, measurement rules apply.
The Rule of 72 allows potential investors to find out how long it will take to double their money. All you have to do is divide 72 by the estimated interest rate of an investment, and the answer is roughly the number of years needed to double an investment.
Here's the formal equation: Number of years to double the original investment
= 72/ Interest Rate

Using the Rule
Check the table below to see some examples of how the Rule of 72 works.

Rate of       Rule of 72         Years to     Years to
 Return     (72/Interest Rate)    Double      Quadruple
   3%              72/3                24         48
   6%              72/6                12         24
   9%              72/9                 8         16
  12%              72/12                6         12
The rates of return shown are for illustrative purposes only and are not historical results or projections of the returns of any Gradison Mutual Fund. (Pie Charts)
THE LONGER YOUR TIME FRAME, THE GREATER THE CHANCE OF REWARD
Percent of time stocks had positive results for rolling periods beginning December 31, 1925, and ended December 31, 1995.

   71%              89%            97%           100%

  1 year            5 year        10 year       15 Year
 holding           holding        holding       holding
 periods           periods        periods       periods
Stocks will often rise and fall in value over the short term. When investing for growth, the longer your investment time frame, the greater the chance equity investments will produce positive results.

Source: Ibbotson Associates, Chicago. Based on the performance of the S & P 500, an unmanaged index of stocks. This information is historical and is not a guarantee of future performance of the S & P 500 or any Gradison Mutual Funds.

THE POWER OF COMPOUNDING
The term "compounding" is usually applied to investment income that is constantly reinvested to generate additional income. However, the concept of compounding applies equally well to investment profits that are constantly reinvested. The compounding of income and profits over long periods of time can have a meaningful impact on overall investment results. Again, time invested is invaluable.

(CHART) THE POWER OF COMPOUNDING IN A HYPOTHETICAL $10,000
INVESTMENT IN THE S&P 500

$170,000                   $168,820...................
$150,000            In the time frame illustrated here,
$130,000            reinvestment of all income and
$110,000            dividends resulted in $168,820,
$ 90,000            while not reinvesting income
$ 70,000            and dividends results in $59,304.
$ 50,000                   $ 59,304...................
$ 30,000
$ 10,000
    1/1/69                                 12/31/95

This chart is for illustrative purposes only. There is, of course, no correlation between the total return for the S&P 500 and past or future performance of any Gradison Mutual Fund. The S&P 500 is an unmanaged index compiled by Standard & Poor's Corporation. Investors cannot invest in the S&P
500. Past performance cannot guarantee future results.
Source: The American Funds Group


Page 6
DISCIPLINED PERIODIC INVESTMENTS
It is our experience that the most difficult decision for most investors is not whether to invest, but when to invest. It is this dilemma that causes many investors to stay on the investment sidelines.

Dollar cost averaging is a widely used investment concept in the purchase of mutual funds that allows investors to overcome this difficult decision by periodically investing(such as weekly, monthly, or quarterly) the same dollar amount over a long period of time. Gradison Mutual Funds offer a periodic investment plan to make the process easier and more systematic.

CHART DOLLAR COST AVERAGING CAN REDUCE YOUR AVERAGE COST PER SHARE

            Investment          Share          Shares
             Amount             Price         Purchased
  March      $  500             $10.00           50
  June       $  500             $12.50           40
  September  $  500             $ 5.00          100
  December   $  500             $10.00           50
             $2,000             $37.50          240
                   Average Price Per Share
                   ($37.50 divided by 4)       $9.38
                   Average Cost Per Share
                   ($2,000 divided by 240)     $8.33
Dollar cost averaging will never result in better performance than picking the best times to invest, if you were able to do so. But dollar cost averaging allows you invest the same amount periodically as the Fund's share price fluctuates. You therefore will purchase more shares of the Fund in those months when the price per share is low and less shares when the price is high. Most importantly, dollar cost averaging can help investors make the commitment to invest.
Of course, dollar cost averaging does not assure a profit and does not protect against loss in declining markets. And since dollar cost averaging involves continuous, periodic investing, you should consider your ability to continue purchases over an extended period of time.

(Graphic) Photo of two men, two women, a boy, girl and a dog walking.
          CONSIDER GRADISON MUTUAL FUNDS

Equity Funds                      Fixed Income Fund                Money Market Funds
Established Value                 Fund Government Income Fund      U. S. Government Reserves
Growth & Income                   Ohio Tax Free  Income Fund       Municipal Cash Series 2
Fund                              High Yield Fund 1                Ohio Municipal Cash Trust 2
Opportunity Value Fund                                             Michigan Municipal Cash Trust 2
International Fund

               1. Planned for 1997-1998 and sold by prospectus only.
               2. Federated Advisers acts as investment adviser for
                  these funds and Federated Securities Corp. acts as distributor.
PAGE 7
GRADISON EQUITY FUNDS
GRADISON ESTABLISHED VALUE FUND
The Established Value Fund invests for long-term capital growth using a disciplined stock selection process to identify investments from the large established companies that make up the Standard & Poor's 500 Composite Stock Price Index, and other similar sized companies, which the investment adviser considers to be undervalued. The stock selection process requires that companies meet a number of objectively measured criteria of value including the companies' relative book values, their price to earnings ratios, and other similar factors.

GRADISON GROWTH AND INCOME FUND
The Growth & Income Fund invests for long-term capital growth, as well as current income and growth of income. The Fund puts particular emphasis on identifying companies with higher than average growth rates, above average dividend returns, a history of paying increasing dividends, and which the investment adviser considers to be undervalued. We believe that stocks meeting this criteria provide the opportunity for price appreciation and current income while tending to moderate risk.

GRADISON OPPORTUNITY VALUE FUND
The Opportunity Value Fund uses a disciplined stock selection process to identify smaller companies, generally with market capitalization of less than $500 million that meet a number of objectively measured criteria of value including the companies' growth rates, relative book value, their price to earnings ratios, and other similar factors and which the investment adviser considers to be undervalued. The securities of smaller companies generally are more volatile than those of larger companies.

GRADISON INTERNATIONAL FUND
Blairlogie Capital Management of Edinburgh, Scotland, the subadviser to the International Fund, employs a "hybrid strategy" that invests in both developed international markets and in emerging international markets.
Using a disciplined methodology, Blairlogie first identifies the countries that offer the most favorable investment environment, and then selects the individual investments in those countries. Generally the amount invested in emerging markets will not exceed 30% of the Fund's assets. International investing, particularly in emerging markets, involves greater risks than U.S. investing, such as political instability and currency fluctuation.

THE CASE FOR COMMON STOCKS
Stocks, more than most other types of investments, have historically shown the ability to grow faster than inflation and to create wealth over long investment periods. An investor who has long-term goals of ten years or more should strongly consider equities as a significant part of his or her investment portfolio. Historically, the longer an investor has held a well diversified portfolio of stocks the better that investor has fared, as evidenced in the pie chart on page 5.

THE ADVANTAGES OF BONDS
Although bond portfolios have not provided returns as high as stocks over long periods of time (as illustrated in the graph on page 9), they have provided less volatility and more reliable income than stocks. Investors with a relatively short investment horizon, may need to avoid the volatility of stocks. For example when an investor nears retirement, at a time when assets are needed; or to add greater stability to a portfolio by combining both stocks and bonds. Importantly, bond mutual funds provide the ability to reinvest these cash flows immediately and completely to take full advantage of compounding.

Page 8
GRADISON FIXED INCOME FUNDS
GRADISON GOVERNMENT INCOME FUND
Designed to provide current monthly income from a portfolio of intermediate to long-term U.S. Government securities, the Fund's policy is to invest only in those Government securities that are guaranteed as to principal and interest by the full faith and credit of the United States Government and in repurchase agreements collateralized by such obligations. The Fund is managed with an emphasis on total return, that is the combined effect of both income and changes in share value. Although the securities in the portfolio are guaranteed as to principal and interest by the U.S. Government, the market value of the Fund's shares will fluctuate with changes in interest rates and other market conditions. Mortgage backed securities may be subject to prepayment risk.

Graphic:  Photo of two young girls each sitting on an adult's shoulder.

GRADISON OHIO TAX-FREE INCOME FUND

Designed for Ohio investors who can benefit from a portfolio of long-term municipal bonds that are exempt from both federal and Ohio income taxes, the Fund provides monthly income by investing in Ohio municipal securities issued to finance public institutions and public works, and in private activity municipal bonds. In order to gain favorable yields, the Fund invests up to 20% of its assets in securities that may be subject to the alternative minimum tax for some investors.

Page 9
INDICES OF INVESTMENTS
IN U. S. CAPITAL MARKETS
(Chart) Comparison of Investments in Small Company Stocks, Large Company Stocks, Long-Term Government Bonds, U. S. Treasury Bills to Inflation for the period beginning 1925 through 1995, $0 to $10,000. Ending values: Small Company Stocks $3,822; Large Company Stocks $1,113; Long-Term Government Bonds $34; U. S. Treasury Bills $13; Inflation $9. 1926-1995
(YEAR-END 1925 = $1.00)
This chart is intended to show the growth of one dollar invested in different types of investments and the Consumer Price Index. It assumes reinvestment of all dividend and interest payments. Past performance does not ensure further results.

SMALL COMPANY STOCKS are represented by the fifth capitalization quintile of stocks on the NYSE for 1926-1981 and thereafter, the performance of the Dimensional Fund Advisors (DFA) Small Company Fund;
LARGE COMPANY STOCKS are represented by the Standard & Poor's 500 Stock Composite Index (S&P 500);
LONG-TERM GOVERNMENT BONDS are represented by a one-bond portfolio with a maturity near twenty years;
U. S. TREASURY BILLS are represented by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month. INFLATION is represented by the Consumer Price Index for All Urban Consumers (CPI-U), not seasonably adjusted.
Source: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1995, updated in Stocks, Bonds, Bills, and Inflation 1996(TM), Ibbotson Associates, Chicago. All rights reserved.
The indices and securities in the chart above do not reflect the actual portfolio composition, performance, or fees and expenses associated with investing in any Gradison Mutual Fund. The chart is not intended to imply future performance of any of these investments or any Gradison Mutual Fund. Performance figures of Gradison Mutual Funds are available by request from Gradison. The returns for stocks include reinvestment of dividends and interest. Government bonds and Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.

In existing disclaimer replace "Past performance does not ensure future results" with: "The performance shown in the above chart is historical and is not intended to imply future performance of any of these investments or of any Gradison fund.

Page 10
GRADISON MONEY MARKET FUNDS
The money market funds offered by the Gradison Mutual Funds provide a full complement of services including checkwriting, high quality personalized checks, and the convenience of automatic sweeping of dividends from the Gradison Funds. The money market funds provide clear, monthly statements that include the name of the payees of any checks written against the account, as well as a highly useful year-end summary of all transactions. Graphic Photo of a man and woman seated next to one another going through documents.

GRADISON U. S. GOVERNMENT RESERVES
A full service money market fund designed to provide current money market yields by investing exclusively in securities issued by the U.S. Government, its agencies or instrumentalities. The fund has tax benefits in that it invests, to the greatest extent reasonable, only in selected U. S. Government securities that are not taxable by the states or by local governments.

MUNICIPAL MONEY MARKET FUNDS
Gradison also makes available a general municipal money market fund that provides income exempt from federal taxation and separate Ohio and Michigan money market funds that provide income that is not taxable at the federal state or local levels in those states. A portion of the income of both funds could be subject to the Alternative Minimum Tax (AMT) for investors who are subject to AMT.

For more complete information about the Gradison Funds, including sales charges and expense, please obtain the appropriate prospectuses from your investment consultant or call 800-869-5999. Please read the prospectuses carefully before you invest or send money. Investment returns and principal of the funds will fluctuate so that you may have a gain or a loss when you sell your shares. Money market funds are neither insured nor guaranteed by the U.S. Government or any other entity. There can be no assurance that these funds will maintain a constant net asset value of $1.00 per share.

(Graphic) Man and woman sitting at a desk opposite each other.

Page 11
WORKING WITH YOUR PROFESSIONAL INVESTMENT CONSULTANT
We believe that your professional investment consultant is in the best position to provide you with investment advice. Your consultant has the training and experience to provide you with guidance in making your investment decisions. We encourage you to share as much information as possible about your investment goals and your current personal and financial situation.

Above all, we suggest you ask your investment consultant whatever you feel you need to know to help you fully understand the investments you are making.

SERVICE YOU CAN COUNT ON
LOW MINIMUM INVESTMENT OF $1,000 Low subsequent investment minimums of $50.

CONVENIENT AUTOMATIC DIVIDEND REINVESTMENT of income dividends and/or capital gain dividends into any Gradison fund.

AUTOMATIC INVESTMENT PLAN allows authorization of regular, systematic investments from bank accounts, money market funds and automated payroll into any Gradison fund.

AUTOMATIC WITHDRAWALS AND PAYMENT PLANS Can be set up to pay you or designated payees a specified amount monthly or quarterly.

ACCESS Shares can be redeemed at the then-current market value on any business day.

Page 12
EXCHANGE PRIVILEGES Including convenient telephone exchanges allows investors to move money from one Gradison Mutual Fund to another at any time.

CHECK WRITING
For all money market funds includes high quality personalized checks, check payee names on account statements, and return of canceled checks. 4

WIRE TRANSFERS Specified amounts can be transferred to pre-authorized accounts at other financial institutions. 5
4. A fee applies to checks under $100.00
5. A fee applies to wires.

TOLL-FREE CUSTOMER SERVICE Knowledgeable shareholder service representatives are available during business hours at 800-869-5999.

24-HOUR ACCOUNT INFORMATION During non-business hours TeleFund 24 provides touch-tone access to the most recent prices of Gradison Mutual Funds, current money market yield, and balances on all Gradison Mutual Funds accounts.

ACCOUNT STATEMENTS Clear, concise and informative.

YEAR-END SUMMARY A highly useful summary of all activity.

QUARTERLY NEWSLETTER Your Future provides Gradison shareholders with timely information about investing, mutual funds and the Gradison family of funds.

SHAREHOLDER REPORTS Semiannual updates on fund strategy, performance and portfolio holdings.
INTERNET World Wide Web site www.gradisonfunds.com provides quarterly updates on Gradison Mutual Funds, as well as other information of interest to mutual fund investors.

GETTING STARTED
Whatever your goals or aspirations, whatever your objective. One thing is certain. An investment made today brings you that much closer to meeting that objective and reaching that goal. The most important thing is to get started. Call your Investment Consultant or contact Gradison Mutual Funds at 800-869-5999.
START TODAY AND THE FUTURE IS YOURS.
Graphic:   Photo of a baby smiling.
Back Cover
Logo
Gradison
Mutual Funds
1997 Gradison Mutual Funds 580 Walnut Street Cincinnati, Ohio 45202 800/869-5999 513/579-5000 htt;:/WWW.gradisonfunds.com

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
May 1, 1988  to March 31, 1998

                                         5/1/88               3/31/98
                                         ------               -------
  GRADISON ESTABLISHED VALUE FUND       $10,000               $37,296
  S & P 500                             $10,000               $57,221


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                                        10 YEARS    5 YEARS   3 YEARS   1 YEAR
                                        --------    -------   -------   ------
  Established Value Fund                 14.21%      17.35%    23.07%   29.67%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Performance figures are historical. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Standard & Poor's (S&P) 500 Composite Stock Price Index is an unmanaged group of common stocks widely recognized as an index of market performance the investment returns of which do not include any securities transaction expenses. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS - 73.88%                VALUE
  ------        -------------------------             -----
                AEROSPACE/DEFENSE COMPANIES - 6.44%
   84,616       Lockheed Martin Corporation       $ 9,519,300
   80,000       Northrop Grumman Corporation        8,595,000
  126,400       Raytheon Company Cl. B              7,378,600
  140,000       Textron, Inc.                      10,780,000
                                                  -----------
                                                   36,272,900
                                                  -----------
                CHEMICALS - 2.03%
  255,000       Engelhard Corporation               4,845,000
  134,000       Hercules, Inc.                      6,616,250
                                                  -----------
                                                   11,461,250
                                                  -----------
                COMPUTING PRODUCTS - 9.69%
  400,000       Compaq Computer Corporation        10,350,000
  300,000       Data General Corporation(1)         5,306,250
  180,000       Harris Corporation                  9,382,500
  160,000       Intel Corporation                  12,480,000
  250,000       Sun Microsystems, Inc.(1)          10,421,875
  150,000       Tektronix, Inc.                     6,693,750
                                                  -----------
                                                   54,634,375
                                                  -----------
                CONSUMER  NON-DURABLES - 1.96%
  190,000       Coors (Adolph) Company Cl. B        6,602,500
  142,000       RJR Nabisco Holdings Corporation    4,446,375
                                                  -----------
                                                   11,048,875
                                                  -----------
                CONSUMER DURABLES - 6.69%
  150,000       Agco Corporation                    4,453,125
  133,000       Black & Decker Corporation          7,057,312
  190,000       Brunswick Corporation               6,626,250
   97,000       Goodyear Tire & Rubber
                (The) Company                       7,347,750
  100,000       Pulte Corporation                   4,650,000
  166,500       Snap-on, Inc.                       7,596,563
                                                  -----------
                                                   37,731,000
                                                  -----------

--------------------------------------------------------------------------------


                See accompanying notes to financial statements.

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

   SHARES           COMMON STOCKS (CONTINUED)         VALUE
   ------           -------------------------         -----
                ENERGY - 6.21%
  109,000       Ashland, Inc.                     $ 6,172,125
  145,000       Coastal Corporation                 9,443,125
  100,000       Nicor, Inc.                         4,225,000
  250,000       Pride International, Inc.(1)        5,968,750
   50,000       Royal Dutch Petroleum Company       2,840,625
   82,000       Western Atlas, Inc.(1)              6,344,750
                                                  -----------
                                                   34,994,375
                                                  -----------
                FINANCIAL SERVICES - 9.07%
   85,000       Beneficial Corporation             10,566,562
  100,000       Household International, Inc.      13,775,000
  150,000       Provident Companies                 5,146,875
   70,000       Transamerica Corporation            8,155,000
  225,000       Travelers, Inc.                    13,500,000
                                                  -----------
                                                   51,143,437
                                                  -----------
                INDUSTRIAL PRODUCTS - 9.82%
  118,000       Cooper Industries, Inc.             7,013,625
  180,000       Goodrich (B.F.) Company             9,191,250
  165,000       Ingersoll-Rand Company              7,909,688
  148,000       Johnson Controls, Inc.              8,981,750
  175,950       Parker Hannifin Corporation         9,017,438
  185,000       Premark International               6,128,125
  210,000       Timken Company                      7,100,625
                                                  -----------
                                                   55,342,501
                                                  -----------
                INSURANCE - 7.11%
  142,500       Berkley (W.R.) Corporation          6,750,937
   42,000       Hartford Financial Services Group   4,557,000
   82,000       MBIA, Inc.                          6,355,000
  110,000       Providian Corporation               6,318,125
  143,000       SAFECO Corporation                  7,811,375
   93,000       St. Paul Companies, Inc.            8,288,625
                                                  -----------
                                                   40,081,062
                                                  -----------
                RETAIL TRADE - 8.90%
  320,000       American Stores Company             8,320,000
  150,000       Dayton-Hudson Corporation          13,200,000
  135,000       Dillard's, Inc.                     4,986,562
  110,000       Federated Department Stores,
                  Inc.(1)                           5,699,375
  400,000       K Mart Corporation(1)               6,675,000
   99,000       Mercantile Stores, Inc.             6,651,563
  100,000       Supervalu, Inc.                     4,662,500
                                                  -----------
                                                   50,195,000
                                                  -----------
                SERVICES - 2.75%
  150,000       Fingerhut Companies, Inc.           3,890,625
  156,000       Pittston Brink's Group              5,947,500
  254,000       Wendy's International, Inc.         5,667,375
                                                  -----------
                                                   15,505,500
                                                  -----------
                TELECOMMUNICATIONS - 1.05%
  300,000       Andrew Corporation(1)               5,925,000
                                                  -----------
                TRANSPORTATION - 2.16%
  213,000       America West Holdings Co.(1)        5,458,125
  180,000       Norfolk Southern Corporation        6,727,500
                                                  -----------
                                                   12,185,625
                                                  -----------
                TOTAL COMMON STOCKS
                  (COST $211,226,984)             416,520,900
                                                  -----------

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued

-----------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                                   INTEREST
    AMOUNT                             COMMERCIAL PAPER - 15.90%                  MATURITY     RATE(2)          VALUE
    ------                             -------------------------                  --------     --------         -----
  $10,000,000  Ameritech Corporation                                               4/08/98       5.44%      $ 9,989,422
   10,000,000  Eastman Kodak Co.                                                   4/09/98       5.51         9,987,756
   10,000,000  Tribune Co.                                                         4/17/98       5.48         9,975,644
   10,000,000  Goldman Sachs Group (The), L.P.                                     4/21/98       5.50         9,969,444
   10,000,000  American Express Company                                            4/29/98       5.48         9,957,378
   10,000,000  International Business Machines Credit Corporation                  5/05/98       5.48         9,948,245
   10,000,000  Avco Financial Services, Inc.                                       5/11/98       5.50         9,938,889
   10,000,000  Chevron Corporation                                                 5/13/98       5.47         9,936,183
   10,000,000  Equitable Resources, Inc.                                           5/20/98       5.51         9,925,071
                                                                                                            -----------
               TOTAL COMMERCIAL PAPER (COST $89,628,032)                                                     89,628,032
                                                                                                            -----------


----------------------------------------------------------------------------------------------------------------------
                                     REPURCHASE AGREEMENT - 10.22%
                                     -----------------------------
   57,610,000  First National Bank of Chicago, dated 3/31/98, collateral:
               U.S. Treasury Note 6.25%; due 5/31/00, market value $35,555,031 and U.S. Treasury 6.125%; due 12/31/01, market value $26,340,086
               (repurchase proceeds $57,619,362) (COST $57,610,000)                4/01/98      5.85        57,610,000
                                                                                                          ------------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1) (COST $358,465,016) - 100%                            $563,758,932
                                                                                                          ============

----------------------------------------------------------------------------------------------------------------------


  (1)  Non-income producing
  (2) For commercial paper, the interest rate is the discount rate at the time of purchase by the Fund. For the repurchase agreement, the rate shown reflects the actual rate of return to the Fund.

                 See accompanying notes to financial statements.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
February 28, 1995  to March 31, 1998

                                        2/28/95             3/31/98
                                        -------             -------
GRADISON GROWTH & INCOME FUND           $10,000             $20,355
S & P 500                               $10,000             $24,118


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                                          INCEPTION    3 YEARS   1 YEAR
                                          ---------    -------   ------
  Growth & Income Fund                      25.88%     26.20%    38.00%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Performance figures are historical. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Standard & Poor's (S&P) 500 Composite Stock Price Index is an unmanaged group of common stocks widely recognized as an index of market performance the investment returns of which do not include any securities transaction expenses. Expense reimbursement by the Fund's investment adviser increased return during the period shown. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS - 97.47%               VALUE
  ------        ----------------------               -----
                BANK SERVICES - 7.70%
   25,000       Huntington Bancshares, Inc.        $  909,375
   12,000       Morgan (J.P.) & Company, Inc.       1,611,750
   50,000       Norwest Corporation                 2,078,125
                                                   ----------
                                                    4,599,250
                                                   ----------
                CHEMICALS - 4.91%
   20,000       Avery-Dennison Corporation          1,067,500
   20,000       Du Pont (E.I.) de Nemours
                  & Company                         1,360,000
   20,000       Schulman, (A.), Inc.                  502,500
                                                   ----------
                                                    2,930,000
                                                   ----------
                CONSUMER DURABLES - 3.24%
   35,000       Cooper Tire & Rubber Company          831,250
   20,000       TRW, Inc.                           1,102,500
                                                   ----------
                                                    1,933,750
                                                   ----------
                CONSUMER NON-DURABLES - 14.66%
   30,000       Archer Daniels Midland Corporation    658,125
   10,000       Bestfoods                           1,168,750
   15,000       Heinz (H.J.) Company                  875,625
   40,000       International Flavors &
                  Fragrances, Inc.                  1,885,000
   20,000       Kellogg Company                       862,500
   20,000       Lancaster Colony Corporation          846,250
   20,000       Newell Company                        968,750
   15,000       Pepsico, Inc.                         640,312
   10,000       Procter & Gamble Company              843,750
                                                   ----------
                                                    8,749,062
                                                   ----------
                ENERGY - 9.27%
   15,000       Chevron Corporation                 1,204,687
   30,000       Exxon Corporation                   2,028,750
   30,000       Mobil Corporation                   2,298,750
                                                   ----------
                                                    5,532,187
                                                   ----------

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

   SHARES           COMMON STOCKS (CONTINUED)         VALUE
   ------           -------------------------         -----
                FINANCIAL SERVICES - 8.32%
   25,000       American General Corporation       $1,617,187
   10,000       Cincinnati Financial Corporation    1,240,000
   10,000       Excel Limited                         775,000
   15,000       St. Paul Companies                  1,336,875
                                                   ----------
                                                    4,969,062
                                                   ----------
                HEALTHCARE & PHARMACEUTICALS - 8.52%
   20,000       American Home Products Corporation  1,907,500
   12,000       Bristol-Myers Squibb Company        1,251,750
   15,000       Merck & Co., Inc.                   1,925,625
                                                   ----------
                                                    5,084,875
                                                   ----------
                INDUSTRIAL PRODUCTS - 8.01%
   10,000       AMP Inc.                              438,125
   15,000       General Electric Company            1,292,812
   20,000       Hubbell, Inc.                       1,007,500
   30,000       Pall Corporation                      645,000
   25,000       Waste Management, Inc.                770,313
   35,000       Worthington Industries, Inc.          627,813
                                                   ----------
                                                    4,781,563
                                                   ----------
                RETAIL TRADE & SERVICES - 6.12%
   10,000       J.C. Penney Company, Inc.             756,875
   10,000       May Department Stores Co.             635,000
    7,000       McDonald's Corporation                420,000
   60,000       Reynolds & Reynolds Company Cl. A   1,312,500
   15,000       Walgreen Co.                          527,813
                                                   ----------
                                                    3,652,188
                                                   ----------

                TECHNOLOGY - 16.44%
   10,000       Automatic Data Processing, Inc.       680,625
   25,000       Diebold, Inc.                       1,100,000
   40,000       Hewlett Packard Company             2,535,000
   15,000       Intel Corporation                   1,170,000
   10,000       Minnesota Mining & Manufacturing
                  Company                             911,875
   15,000       Motorola, Inc.                        909,375
   50,000       Pitney-Bowes, Inc.                  2,509,375
                                                   ----------
                                                    9,816,250
                                                   ----------
                TELECOMMUNICATIONS - 7.68%
   50,000       Ameritech Corporation               2,471,875
   10,000       Bell Atlantic Corporation           1,025,000
   25,000       SBC Communications, Inc.            1,090,625
                                                   ----------
                                                    4,587,500
                                                   ----------
                TRANSPORTATION - 0.44%
   10,000       Comair Holdings                       265,000
                                                   ----------
                UTILITIES - 2.16%
   10,000       Duke Energy Company                   595,625
   25,000       Southern Corporation                  692,188
                                                   ----------
                                                    1,287,813
                                                   ----------
                TOTAL COMMON STOCKS
                  (COST $42,477,806)               58,188,500
                                                   ----------

--------------------------------------------------------------------------------

    PRINCIPAL                                                                                INTEREST
     AMOUNT                 REPURCHASE AGREEMENT - 2.53%                          MATURITY   RATE(1)         VALUE
     ------                 ----------------------------                          --------   --------        -----
   $1,510,000  First National Bank of Chicago, dated 3/31/98, collateral:
               U.S. Treasury Note 6.75%; due 6/30/99, market value $1,545,798
               (repurchase proceeds $1,510,245) (COST $1,510,000)                  4/01/98     5.85%         1,510,000
                                                                                                           -----------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1) (COST $43,987,806) - 100.00%                           $59,698,500
                                                                                                           ===========

--------------------------------------------------------------------------------

  (1) For the repurchase agreement, the interest rate shown reflects the actual rate of return to the Fund.


                 See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
May 1, 1988 to March 31, 1998

                                        5/1/88              3/31/98
                                        ------              -------
GRADISON OPPORTUNITY VALUE FUND         $10,000             $39,369
S & P 500                               $10,000             $57,221
RUSSELL 2000                            $10,000             $34,111


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                           10 YEARS    5 YEARS   3 YEARS   1 YEAR
                           --------    -------   -------   ------
  Opportunity Value Fund    14.88%      17.44%    26.92%   42.02%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Performance figures are historical. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Russell 2000 Small Stock Index is an unmanaged group of stocks representative of small company stock performance; the Standard & Poor's (S&P) 500 Composite Stock Price Index is an unmanaged group of common stocks widely recognized as an index of market performance. The investment returns of these indices do not include any securities transaction expenses. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS - 72.85%               VALUE
  ------        ----------------------               -----
                AUTOMOTIVES - 4.60%
   25,000       Borg-Warner Auto, Inc.             $1,603,125
   30,000       Gleason Corporation                 1,051,875
   70,000       Intermet Corporation                1,557,500
   30,000       Motocar Parts & Acc.(1)               534,375
   30,000       Superior Industries International     995,625
  100,000       Wynn's International, Inc.          2,275,000
                                                  -----------
                                                    8,017,500
                                                  -----------
                BANKS - 10.12%
    4,000       First Empire State Corporation      1,999,500
   30,000       Firstar Corporation                 1,185,000
   39,000       Granite State Bankshares            1,057,875
   47,740       HUBCO, Inc.                         1,826,055
   46,125       Mercantile Bankshares Corporation   1,669,148
   12,000       National City Bankcorp(1)             406,500
   40,000       Old Kent Financial Corporation      1,535,000
   50,000       TCF Financial Corporation           1,696,875
   66,000       TR Financial Corporation            2,293,500
   20,000       Union Planters Corporation          1,243,750
   39,000       Westcorp, Inc.                        653,250
   40,000       Zions Bancorporation                2,090,000
                                                  -----------
                                                   17,656,453
                                                  -----------

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------
  SHARES        COMMON STOCKS (CONTINUED)            VALUE
  ------        -------------------------            -----
                BUILDING MATERIALS - 4.48%
   39,000       Butler Manufacturing Company      $ 1,404,000
   32,000       Cascade Corporation                   518,000
   25,000       Fibermark, Inc.(1)                    582,812
   45,000       Hughes Supply Company               1,628,438
   84,150       Republic Group, Inc.                1,714,556
   34,000       Texas Industries, Inc.              1,965,625
                                                  -----------
                                                    7,813,431
                                                  -----------
                BUSINESS SERVICES - 4.22%
   75,000       ABM Industries, Inc.                2,329,687
   38,000       Inacom Corporation(1)               1,049,750
   70,000       Merrill Corporation                 1,531,250
  100,000       Norstan, Inc.(1)                    2,450,000
                                                  -----------
                                                    7,360,687
                                                  -----------
                CHEMICALS - 1.94%
   30,000       Cambrex Corporation                 1,511,250
   45,000       Ferro Corporation                   1,321,875
   44,000       Stephan Company                       555,500
                                                  -----------
                                                    3,388,625
                                                  -----------
                COMPUTER PRODUCTS - 3.43%
   35,000       Adaptec, Inc.(1)                      686,875
   40,000       DRS Technologies, Inc.(1)             555,000
   70,000       Innovex, Inc.                       1,693,125
   45,000       Keane, Inc.(1)                      2,542,500
   30,000       Printronix, Inc.(1)                   498,750
                                                  -----------
                                                    5,976,250
                                                  -----------
                COMPUTER SERVICES - 1.77%
   60,000       Affiliated Computer
                  Services, Inc.(1)                 1,991,250
   19,000       Devon Group, Inc.(1)                1,099,625
                                                  -----------
                                                    3,090,875
                                                  -----------
                CONSUMER DURABLES - 1.47%
   46,000       Cannondale Corporation(1)             759,000
   42,000       Culp, Inc.                            861,000
   23,000       Thor Industries, Inc.                 941,563
                                                  -----------
                                                    2,561,563
                                                  -----------
                ELECTRONICS - 3.77%
   52,000       Coherent, Inc.(1)                   1,248,000
   40,500       CTS Corporation                     1,374,469
   54,000       EDO Corporation(1)                    486,000
   25,000       Electro Scientific Industries,
                  Inc.(1)                             962,500
   25,000       Esterline Technologies
                  Corporation(1)                    1,054,687
   34,000       Park Electrochemical Corporation      877,625
   20,000       Zero Corporation                      565,000
                                                  -----------
                                                    6,568,281
                                                  -----------
                ENERGY SERVICES - 1.70%
   20,000       Lone Star Technology, Inc.(1)         475,000
   20,000       SEACOR SMIT, Inc.(1)                1,163,750
   60,000       World Fuel Services Corporation     1,320,000
                                                  -----------
                                                    2,958,750
                                                  -----------
                FINANCIAL SERVICES - 2.88%
   18,000       AmeriCredit Corporation(1)            495,000
   20,000       D & N Financial Corporation(1)        555,000
   69,000       Raymond James Financial, Inc.       3,005,813
   35,000       Vermont Financial Services
                  Corporation                         966,875
                                                  -----------
                                                    5,022,688
                                                  -----------
                HEALTH CARE - 4.42%
   42,000       Genesis Health Ventures, Inc.(1)    1,181,250
   40,000       HealthSouth Corporation(1)          1,122,500
   35,000       Integrated Health Services, Inc.    1,375,937
   68,000       Mariner Health Group, Inc.(1)       1,147,500
   50,000       Universal Health Services, Inc.(1)  2,887,500
                                                  -----------
                                                    7,714,687
                                                  -----------
                HOTELS/CASINOS - 0.39%
   24,000       Harveys Casinos Resorts               681,000
                                                  -----------
                HOUSING - 4.68%
   50,000       D.R. Horton, Inc.                   1,062,500
   43,000       Lennar Corporation                  1,480,812
   43,000       LNR Property Corporation            1,150,250
   49,000       MDC Holdings, Inc.                    869,750
   60,000       Oakwood Homes Corporation           2,197,500
   50,000       Toll Brothers, Inc.(1)              1,406,250
                                                  -----------
                                                    8,167,062
                                                  -----------
                INDUSTRIAL PRODUCTS - 4.96%
   21,000       Carpenter Technology                1,134,000
   25,000       Chase Industries, Inc.(1)             773,437
   30,000       DT Industries, Inc.                 1,140,000
   35,000       Farr Company(1)                       665,000
   44,000       Gehl Company(1)                       935,000
   31,800       Met-Pro Corporation                   494,888
   55,000       MTS Systems Corporation               876,562
   10,000       Robbins & Meyers, Inc.                381,250
   22,000       Thomas Industries, Inc.               489,500
   32,000       Transtechnology Corporation           964,000
   25,000       United Dominion Industries, Inc.      810,938
                                                  -----------
                                                    8,664,575
                                                  -----------

--------------------------------------------------------------------------------



                See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                INSURANCE COMPANIES - 7.22%
   60,000       American Bankers Insurance
                  Group, Inc.                     $ 3,870,000
   45,000       Fremont General Corporation         2,646,562
   52,000       HCC Insurance Holdings, Inc.        1,196,000
   40,000       Orion Capital Corporation           2,187,500
   29,000       Protective Life Corporation         2,117,000
   22,000       Selective Insurance Group, Inc.       585,750
                                                  -----------
                                                   12,602,812
                                                  -----------
                MEDICAL EQUIPMENT - 1.16%
   35,000       EMPI, Inc.(1)                         564,375
   31,000       Thermedics, Inc.(1)                   552,188
   30,000       West Company, Inc.                    903,750
                                                  -----------
                                                    2,020,313
                                                  -----------
                NATURAL RESOURCES - 4.20%
   29,000       Atchison Casting Corporation          453,125
   24,000       Florida Rock Industries               685,500
   40,000       Mueller Industries, Inc.(1)         2,532,500
   37,000       Quanex Corporation                  1,112,313
    5,000       Scope Industries                      315,313
   32,000       Southdown, Inc.                     2,230,000
                                                  -----------
                                                    7,328,751
                                                  -----------
                RETAIL TRADE & SERVICES - 1.93%
   43,000       BJ's Wholesale Club, Inc.(1)        1,677,000
   40,000       O'Charleys, Inc.(1)                   847,500
   45,000       Play By Play Toys &
                  Novelties, Inc.(1)                  838,125
                                                  -----------
                                                    3,362,625
                                                  -----------
                SEMICONDUCTORS - 1.46%
   50,000       Dallas Semiconductor Corporation    1,681,250
   40,000       Kulicke and Soffa Industries,
                  Inc.(1)                             870,000
                                                  -----------
                                                    2,551,250
                                                  -----------
                TELECOMMUNICATIONS - 0.29%
   30,000       Communication Systems, Inc.           511,875
                                                  -----------
                TRANSPORTATION - 1.76%
   75,000       Comair Holdings, Inc.               1,987,500
   30,000       U.S. Freightways Corporation        1,080,000
                                                  -----------
                                                    3,067,500
                                                  -----------
                TOTAL COMMON STOCKS
                  (COST $68,035,162)              127,087,553
                                                  -----------

--------------------------------------------------------------------------------

   PRINCIPAL                                                                            INTEREST
    AMOUNT                             COMMERCIAL PAPER - 12.84%           MATURITY     RATE (2)         VALUE
    ------                             -------------------------           --------     --------         -----
   $2,500,000  Ameritech Corporation                                        4/08/98       5.44%        2,497,356
    2,500,000  Eastman Kodak Co.                                            4/09/98       5.51         2,496,939
    2,500,000  Tribune Co.                                                  4/17/98       5.48         2,493,911
    2,500,000  Goldman Sachs Group (The), L.P.                              4/21/98       5.50         2,492,361
    2,500,000  American Express Company                                     4/29/98       5.48         2,489,344
    2,500,000  International Business Machines Credit Corporation           5/05/98       5.48         2,487,061
    2,500,000  Avco Financial Services, Inc.                                5/11/98       5.50         2,484,722
    2,500,000  Chevron Corporation                                          5/13/98       5.47         2,484,046
    2,500,000  Equitable Resources, Inc.                                    5/20/98       5.51         2,481,268
                                                                                                     -----------
               TOTAL COMMERCIAL PAPER (COST $22,407,008)                                              22,407,008
                                                                                                     -----------

--------------------------------------------------------------------------------

                                     REPURCHASE AGREEMENT - 14.31%
                                     -----------------------------
   24,960,000  First National Bank of Chicago, dated 3/31/98, collateral:
               U.S. Treasury Note 6.75%; due 6/30/99, market value
               $25,474,745 (repurchase proceeds $24,964,057)
               (COST $24,960,000)                                           4/01/98       5.85        24,960,000
                                                                                                    ------------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1)
                 (COST $115,402,170) - 100%                                                         $174,454,561
                                                                                                    ============

--------------------------------------------------------------------------------

  (1)  Non-income producing
  (2) For commercial paper, the interest rate is the discount rate at the time of purchase by the Fund. For the repurchase agreement, the rate shown reflects the actual rate of return to the Fund.


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
May 31, 1995 to March 31, 1998

                                        5/31/95                   3/31/98
                                        -------                   -------
GRADISON INTERNATIONAL FUND             $10,000                   $12,948
EAFE/EMS                                $10,000                   $12,843


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                                      INCEPTION                  1 YEAR
                                      ---------                  ------
International Fund                      9.54%                    19.11%


Since the Fund's inception, its investment adviser has been waiving receipt of certain fees otherwise due to be paid by the Fund and paying certain Fund expenses which increased the Fund's return. Waiver and reimbursement arrangements may be terminated which would lower future performance. Performance figures are historical. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The EAFE/EMS Index is the Morgan Stanley Capital International Europe Australasia Far East plus Emerging Markets Index. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        PREFERRED STOCKS - 0.76%               VALUE
  ------        ------------------------               -----
                GERMANY - 0.76%
      450       Man Ag-vorzugsaktien                 $113,027
      270       Sap Preferred                         114,827
                                                     --------
                TOTAL PREFERRED STOCKS
                  (COST $203,457)                     227,854
                                                     --------
--------------------------------------------------------------------------------
                Common Stocks - 99.24%
                ----------------------
                ARGENTINA - 2.84%
   39,350       Astra Cia Argentina De Petroleum       74,385
    9,497       Banco De Galicia Bue 'B'               58,512
    7,196       Banco Frances Rio Plata                72,333
   38,364       Dalmine Siderca Sa                    102,450
      541       IRSA (Inversiones y Representaciones
                SA) 144A ADR                           20,727
    9,040       Molinos Rio Plata 'B'                  22,152
    9,750       Perez Companc SA ADR                  132,038
    5,512       Telefonica de Argentina ADR           209,801
    4,800       YPF SA ADR                            163,200
                                                   ----------
                                                      855,598
                                                   ----------
                CHILE - 2.76%
    6,500       Banco Santander Chile ADR              91,406
    3,524       Chilgener SA ADR                       84,796
    1,750       Cia Cerveceria Unidas ADR              52,937
    7,000       Cia Telecommunications Chile ADR      192,938
    6,600       Empresa Nacional de Electridad
                  SA ADS                              127,050
    5,150       Enersis SA ADR                        162,547
    1,600       Madeco SA ADR                          27,700
    3,400       Maderas Y Sinteticos ADR               35,063
    1,300       Quimica y Minera SA ADR                57,200
                                                   ----------
                                                      831,637
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                FINLAND - 5.61%
    5,000       Enso Oy                            $   46,147
    1,200       Hartwall Oy                           141,113
    9,740       Metsa Serla Oy B Ord                   86,770
    2,070       Neste Oy                               61,224
    8,165       Nokia  AB Oy                          876,506
    5,200       Okobank Osuspankk                     100,062
       55       Rauma Oy                                1,019
    7,100       Rautaruuki Oy                          59,077
    4,880       Upm-Kymmene Oy                        124,336
      550       Viking Line AB                         21,069
    3,000       Werner Soderstrom                     133,630
    3,200       Yit Yhtyma                             39,056
                                                   ----------
                                                    1,690,009
                                                   ----------
                FRANCE - 11.64%
    1,308       Alcatel Alst                          245,525
    1,616       AXA                                   166,407
    5,050       Banque Nationale de Paris             392,461
    1,290       Cie De St Gobain                      212,373
    1,230       Credit Commercial de France           101,049
      880       Danone                                212,482
    1,720       Eaux (Cie Generale)                   279,277
      550       Eaux (Cie Generale) Warrant               617
    1,482       Elf Aquitaine                         194,229
    1,840       France Telecom SA                      97,053
    2,100       Groupe GTM                            163,371
      490       L'Oreal                               227,770
    2,050       Lafarge                               174,371
    2,050       Lafarge Rights                          2,680
    1,550       Peugeot SA                            267,185
      290       Pinault-Printemps -- Redoute SA       224,203
      752       Schneider SA                           57,896
    1,240       Societe Generale                      248,172
    1,120       Total SA                              134,493
    1,160       Valeo                                 102,038
                                                   ----------
                                                    3,503,652
                                                   ----------
                GERMANY - 7.41%
       25       Allianz AG DEM (REGD)                   7,496
      860       Allianz AG Holdings                   259,720
    2,700       Basf AG                               120,083
    6,315       Bayer AG                              288,887
    2,400       Commerzbank AG                         86,690
    1,450       Daimler-Benz AG                       133,291
    1,010       Degussa AG                             57,509
    1,200       Deutsche Telekom Bank AG               90,292
    1,400       Dresdner Bank AG                       63,742
      462       Mannesmann AG                         338,255
      160       Munchener Ruckversicheru               69,214
    3,000       Rwe Ag                                161,409
    2,120       Siemens AG                            141,919
    4,232       Veba AG                               300,236
      138       Volkswagen AG                         108,052
      138       Volkswagen AG Rights                    2,507
                                                   ----------
                                                    2,229,302
                                                   ----------
                HUNGARY - 2.71%
    1,500       Danibius Hotels(1)                     39,379
      650       Graboplast Textiles Rt.                26,450
    6,900       Magyar Olaj Es Gazipari Rt.           211,550
   42,000       Matav                                 258,918
    2,900       OTP Bank Rt.                          147,508
    1,250       Richter Gedeon Rt.                    131,528
                                                   ----------
                                                      815,333
                                                   ----------
                IRELAND - 2.63%
   22,500       Allied Irish Banks Ord                276,077
   14,100       CRH Ord                               211,901
    8,800       Irish Life Ord                         80,355
    6,000       Kerry Group A Ord                      79,898
   49,900       Smurfit Jefferson Ord                 143,068
                                                   ----------
                                                      791,299
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                ISRAEL - 3.09%
    3,800       Agis Industries                    $   27,216
   33,000       Bank Leumi Le-Israel BM                62,385
   21,600       Bezeq Israel Telecommunications        58,283
   40,000       Bk Hapoalim BM                        109,485
    3,800       Blue Square Chain Stores(1)            41,879
    2,800       Eci Telecommunications ADR             86,100
    1,740       Elite Industries                       55,306
    2,000       Formula Systems(1)                     81,836
   63,000       ICl-Israel Chemical                    75,552
   37,000       Industrial Building                    63,065
      880       Koor Industries Ltd.                  109,441
   15,800       Supersol Ltd.                          51,098
    2,530       Teva Pharmaceutical Industries Ltd.   108,931
                                                   ----------
                                                      930,577
                                                   ----------
                ITALY - 10.52%
   13,500       Alleanza Assicuraz                    214,542
    8,120       Assicurazioni Generali SpA            250,076
   58,400       BCA Communicatios Italiana            291,069
    6,240       Benetton Group SpA                    130,968
   12,500       Danieli & Company                     121,587
   24,000       Edison SpA                            201,817
   61,500       Eni SpA                               418,579
   43,600       Fiat SpA                              181,705
   61,000       Istituto Nazionale delle
                  Assicurazioni                       197,559
   18,300       Instituto Mobiliare Italiano          296,841
   15,000       Italcementi SpA                       175,908
   52,110       Telecom Italia SpA                    410,211
   51,000       TIM SpA                               273,751
                                                   ----------
                                                    3,164,613
                                                   ----------
                JAPAN - 8.82%
    6,600       Aoyama Trading Company                158,379
    3,000       Bridgestone Corporation                67,941
    4,000       Canon                                  90,288
    6,200       Fanuc                                 213,871
    6,000       Fuji Photo Film Company               223,170
   19,000       Fujisawa Pharmaceutical Company       169,552
   28,000       Hitachi Ltd.                          203,673
    1,000       Ito-yokado Co Ltd.                     54,143
   17,000       Kirin Brewery Company                 151,705
    6,000       Matsushita Electric Works              96,287
   19,000       Mitsubishi Chemical Corporation        72,238
   65,000       Mitsui O.S.K. Lines Ltd.(1)           108,698
    6,000       Murata Manufacturing Company          165,578
    8,000       Nec Corporation                        80,389
       42       Nippon Telgraph & Telephone Company   174,802
   18,000       Sumitomo Bank                         183,576
   22,000       Sumitomo Trust & Banking              142,046
   10,000       Tokio Marine & Fire Insurance         111,735
    4,200       Tokyo Electric                         79,369
    4,000       Toyota Motor Corporation              106,486
                                                   ----------
                                                    2,653,926
                                                   ----------
                MEXICO - 1.81%
    5,250       Alfa SA de CV Ser A                    29,708
    6,450       Cemex SA                               29,229
   21,802       Cifra SA de Cv Servnpv                 39,776
    8,500       Controlodora Comercial
                  Mexicana SA de CV                    10,398
    1,850       Desc SA de CV Ser B                    13,531
      106       Desc SA de CV Ser C                       809
    4,700       Empresas La Modern A(1)                23,313
    2,800       Fomento Economico Mexico SA de CV      20,216
    5,050       Grupo Carso SA de CV Ser A1            31,304
   11,554       Grupo Financiero Banamex
                  Accival SA de CV(1)                  27,102
    7,172       Grupo Industrial Bimbo SA              18,945
    8,150       Grupo Mexico SA                        26,313
    4,850       Grupo Modelo Sa de Cv                  40,939
      780       Grupo Televisa GDS(1)                  28,567
    3,900       Industrias Penoles SA                  16,483
    5,950       Kimberly Clark de Mexico SA            30,736
    2,620       Telefonos de Mexico ADR               147,703
      500       Tv Azteca ADS(1)                        9,813
                                                   ----------
                                                      544,885
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                NETHERLANDS - 4.77%
    3,064       ABN-AMRO Holdings NV               $   70,696
      350       Akzo Nobel NV                          71,102
    4,000       Elsevier NV                            65,813
    1,500       Fortis Amev NV                         88,503
    2,200       Ing Groep NV                          124,844
    1,800       Koninklijke PTT Nederland NV           93,252
    1,300       Philips Electronic                     95,410
    7,280       Royal Dutch Petroleum                 412,073
    2,440       Unilever NV                           164,564
    1,500       Vendex International NV                94,979
    4,480       Ver Ned Uitgevers                     153,225
                                                   ----------
                                                    1,434,461
                                                   ----------
                POLAND - 1.38%
      900       Agros Holding SA(1)                    20,982
    1,900       Amica Wronki(1)                        35,491
      300       Bank Przemyslowo Handlowy SA           23,893
    1,900       Bank Rozwoju Eksportu SA               52,824
      800       Bank Slaski SA                         57,922
   35,100       BIG Bank Gdanski SA                    49,301
      700       Debica SA                              18,245
    9,300       Elektrim Spolka Akcyjna SA            115,814
    4,600       Polifarb Cieszyn-Wroclaw SA(1)         19,184
    2,800       Stomil Olsztyn SA                      21,894
                                                   ----------
                                                      415,550
                                                   ----------
                PORTUGAL - 4.86%
    3,400       Banco Comercial Portugues SA          109,776
    3,400       Banco Comercial Portugues SA Rights    11,005
    5,450       Banco Espirito Santo                  251,790
    1,200       Brisa-Auto Estradas de
                  Portugal SA(1)                       54,806
    3,460       Cimpor (Cimentos de Portugal)         121,926
    9,800       Electricidade de Portugal             227,415
    1,650       Investec Consultadoria
                  Internacional(1)                     66,647
    1,895       Jeronimo Martins                       77,944
    4,000       Mundial Confianca(1)                  129,360
    6,630       Portugal Telecom SA                   344,848
    1,440       Sonae Investimentos Socieda de Gestora
                  de Participacoes Sociais SA          67,782
                                                   ----------
                                                    1,463,299
                                                   ----------
                SPAIN - 5.53%
    2,000       Argentaria Corp Bc                    165,594
    6,800       Autopistas, Concesionari              112,604
    5,300       Banco Bilbao Vizcaya SA               248,780
      700       Banco Central Hispanoame               22,425
      700       Banco Central Hsp Rights                  553
    1,450       Banco Popular Espanol                 140,742
    2,200       Banco Santander SA                    109,572
    5,400       Empresa Nacional de Electricid SA     129,832
    1,600       Gas Natural                            99,866
      800       Gas Y Electricidad Sa                  64,709
   10,600       Iberdrola SA                          161,015
    1,700       Repsol SA                              86,727
    7,300       Telefonica de Espana                  321,736
                                                   ----------
                                                    1,664,155
                                                   ----------
                SWITZERLAND - 6.85%
       72       ABB AG                                107,588
      238       Ciba Specialty Chemical Nw             30,443
      125       Clariant AG                           134,881
      944       Credit Suisse Group                   188,864
       99       Holderbank Finance Glaris AG          103,904
       30       Kuoni Reisen Holdings                 150,543
      138       Nestle SA                             263,691
      253       Novartis AG                           447,754
       29       Roche Holdings AG                     313,876
      150       Schweiz Bankgesellschaft              245,001
      650       Tag Heuer                              73,976
                                                   ----------
                                                    2,060,521
                                                   ----------
                TURKEY - 4.03%
  632,700       Adana Cimento Sanayii                  41,606
  624,237       Akal Tekstil Sanayii                   15,650
  953,203       Akbank                                 69,539
1,770,000       Arcelik AS                            152,769
  323,000       Aygaz AS                               45,800
   57,000       Bagfas Bandirma Gubre AS               56,810
1,562,000       Brisa AS                               78,643
  687,000       Ege Biracilik Ve Malt SA               98,825
  851,000       Eregli Demir Celik                    106,677
   73,000       Ford Otomotiv Sanayi AS                45,005
   73,650       Migros Turk TAS                        65,081
  119,000       Netas Telekomunik AS(1)                37,660
  906,000       Sabanci Holding                        53,062
  794,240       T Sise Cam                             28,073
3,557,000       Turkiye Garanti Bankasi               140,345
  69,7000       Turkiye Is Bankasi                     74,481
 294,5000       Yapi Ve Kredi Bankasi                 101,673
                                                   ----------
                                                    1,211,699
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                UNITED KINGDOM - 7.87%
    6,640       Abbey National PLC                $   128,651
    7,600       Boots Co. PLC                         121,797
    4,600       British Petroleum                      66,401
    8,500       British Telecom PLC                    92,522
    5,900       Commercial Union PLC                  115,202
    3,550       Glaxo Wellcome                         95,533
    3,930       HSBC Holdings                         128,201
    9,500       IMI PLC                                72,385
   16,000       Lasmo PLC                              73,950
   17,059       Lloyds TSB Group PLC                  265,388
    6,200       National Power PLC                     63,541
    9,400       Prudential PLC                        138,208
   11,429       Scot Power                            107,561
    9,100       Scottish & Newcastle PLC              144,007
   10,050       Shell Transport & Trading PLC          73,883
   13,600       Smith Kline Beecham                   171,948
    8,300       Tesco                                  83,256
   15,200       Unilever PLC                          143,815
   11,580       Wolseley PLC                           89,009
    4,490       Zeneca Group PLC                      193,538
                                                  -----------
                                                    2,368,796
                                                  -----------
                VENEZUELA - 4.11%
  106,356       Banco Provincial                      192,478
   12,550       Compania Anonima Nacional
                  Telefonos De Venezuela              524,747
  259,750       Electricid Caracas                    244,938
    9,450       Mavesa SA 144A ADR                     49,613
  363,850       Sider Venezuela ADR                   100,504
   82,231       Venezolana De Cemento                 125,320
                                                  -----------
                                                    1,237,600
                                                  -----------
                TOTAL COMMON STOCKS
                  (COST $23,545,447)               29,866,912
                                                  -----------

                TOTAL INVESTMENTS,
                  AT VALUE (NOTE 1)
                  (COST $23,748,904) - 100%       $30,094,766
                                                  ===========

--------------------------------------------------------------------------------

  (1)  Non-income producing
       The following abbreviations are used in this portfolio:
       ADR - American Depository Receipts; ADS - American Depository Shares;
       GDS - Global Depository Shares
       144A - These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. See Note 1 of the Notes to Financial Statements for valuation policy. Rule 144A securities amounted to $70,339 as of March 31, 1998.

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY INDUSTRY

                                    % OF
                                   TOTAL
INDUSTRY                         INVESTMENTS
--------                         -----------
Automotive                          3.73%
Banking                            17.46
Beverages and Tobacco               2.24
Broadcasting and Publishing         1.52
Building Materials                  4.00
Business Services                   0.93
Chemicals                           4.50
Construction and Housing            1.21
Diversified Companies               4.08
Electronics                         6.77
Energy                              7.65
Financial Services                  1.96
Food and Household Products         3.78
Forest Products and  Paper          1.40
Health and Personal Care            4.30
Household Appliances and Durables   1.14
Insurance                           6.08
Machinery and Engineering           1.53
Materials and Commodities           0.60
Merchandising                       3.10
Metals and Mining                   0.39
Real Estate                         0.07
Steel                               0.89
Telecommunications                 13.86
Textiles and Apparel                0.58
Tourism                             0.50
Transportation                      0.76
Utilities                           4.97
                                  ------
                                  100.00%
                                  ======

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1998

                                                         ESTABLISHED       GROWTH &      OPPORTUNITY     INTERNATIONAL
                                                          VALUE FUND      INCOME FUND     VALUE FUND         FUND
                                                         -----------      -----------    -----------     -------------
ASSETS
   Investments in securities, at cost                    $358,465,016    $43,987,806    $115,402,170     $23,748,904
                                                         ============    ===========    ============     ===========
   Investments in securities, at value (Note 1)          $563,758,932    $59,698,500    $174,454,561     $30,094,766
   Cash                                                       187,719         10,468          30,931       2,043,534
   Foreign currency, at value (Note 1) (Cost $619,985)             --             --              --         584,859
   Receivable for securities sold                                  --             --         328,189         596,412
   Receivable for Fund shares sold                          3,687,669        339,549       1,127,047          21,075
   Dividends and interest receivable                          492,337        112,195          63,521          58,331
   Forward foreign exchange currency contracts,
     at value (Note 1)                                             --             --              --          66,315
   Prepaid expenses and other assets                           23,056          7,488          11,031           4,104
   Organization expenses, net (Note 1)                             --          2,526              --          10,356
                                                         ------------    -----------    ------------     -----------
     TOTAL ASSETS                                         568,149,713     60,170,726     176,015,280      33,479,752
                                                         ------------    -----------    ------------     -----------
LIABILITIES
   Payable for Fund shares redeemed                           388,782         16,537         153,105          27,625
   Payable for securities purchased                                --             --              --          91,553
   Accrued investment advisory fee (Note 2)                   231,912         29,639          85,196          20,568
   Other accrued expenses payable to adviser (Note 2)         257,653         31,373          85,878          37,518
   Other accrued expenses and liabilities                      16,814          2,025           6,852          20,850
   Futures variation margin payable                                --             --              --           3,462
                                                         ------------    -----------    ------------     -----------
     TOTAL LIABILITIES                                        895,161         79,574         331,031         201,576
                                                         ------------    -----------    ------------     -----------
NET ASSETS                                               $567,254,552    $60,091,152    $175,684,249     $33,278,176
                                                         ============    ===========    ============     ===========
NET ASSETS CONSIST OF:
   Aggregate paid-in capital                             $346,809,964    $44,250,538    $109,964,485     $27,448,501
   Accumulated undistributed net investment
     income (loss)                                            305,847          3,901         206,426          12,679
   Accumulated undistributed net realized
     gains (losses)                                        14,844,825        126,019       6,460,947        (540,694)
   Net unrealized appreciation of investments             205,293,916     15,710,694      59,052,391       6,345,862
   Net unrealized appreciation on translation
     of assets and liabilities in foreign currency                 --             --              --          11,828
                                                         ------------    -----------    ------------     -----------
NET ASSETS                                               $567,254,552    $60,091,152    $175,684,249     $33,278,176
                                                         ============    ===========    ============     ===========
SHARES OF CAPITAL STOCK OUTSTANDING
   (no par value - unlimited number of shares
      authorized)                                          16,713,114      2,072,968       6,298,471       1,739,146
                                                         ============    ===========    ============     ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (Note 1)        $33.94         $28.99          $27.89          $19.13
                                                         ============    ===========    ============     ===========

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                               For the year ended March 31, 1998

                                                  ESTABLISHED       GROWTH &      OPPORTUNITY     INTERNATIONAL
                                                   VALUE FUND      INCOME FUND     VALUE FUND         FUND
                                                  -----------      -----------    -----------     -------------
INVESTMENT INCOME:
   Dividends, net of foreign withholding taxes   $  5,183,890     $   890,955     $   940,214      $  432,272
   Interest                                         7,688,489         143,096       2,143,373         145,489
                                                 ------------     -----------     -----------      ----------
     TOTAL INVESTMENT INCOME                       12,872,379       1,034,051       3,083,587         577,761
                                                 ------------     -----------     -----------      ----------
EXPENSES:
   Investment advisory fee (Note 2)                 2,580,124         267,848         881,658         282,889
   Distribution (Note 2)                            2,454,412         206,037         710,599         141,445
   Transfer agency fees (Note 2)                      303,442          47,227         130,769          41,353
   Accounting services fees (Note 2)                   80,669          40,000          40,000          60,000
   Custodian fees (Note 1)                             23,598          12,002          19,263          79,583
   Registration fees                                   43,019          23,113          32,427          18,955
   Professional fees                                   14,022          12,937          12,758          32,716
   Printing                                            40,438           7,236          15,904           5,889
   Trustees' fees (Note 2)                              7,067           6,394           6,618           7,050
   Amortization of organization expense (Note 1)           --           1,153              --           4,746
   Other                                               27,303           3,321           8,356           3,285
                                                 ------------     -----------     -----------      ----------
     GROSS EXPENSES                                 5,574,094         627,268       1,858,352         677,911
     LESS FEES WAIVED BY THE ADVISER (Note 2)              --              --              --        (112,829)
     LESS EARNINGS CREDITS ON CASH BALANCES
       (Note 1)                                        (4,374)        (12,002)         (2,140)             --
                                                 ------------     -----------     -----------      ----------
     NET EXPENSES                                   5,569,720         615,266       1,856,212         565,082
                                                 ------------     -----------     -----------      ----------
NET INVESTMENT INCOME                               7,302,659         418,785       1,227,375          12,679
                                                 ------------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
   Net realized gain (loss) on investments         41,231,389         278,290      20,508,362        (254,868)
   Net realized loss on foreign currency
     transactions                                          --              --              --        (208,788)
   Net change in unrealized appreciation
     of investments                                79,580,611      12,198,030      26,917,903       5,495,316
   Net change in unrealized depreciation
     of foreign currency transactions                      --              --              --          13,438
                                                 ------------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED GAINS ON
  INVESTMENTS                                     120,812,000      12,476,320      47,426,265       5,045,098
                                                 ------------     -----------     -----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $128,114,659     $12,895,105     $48,653,640      $5,057,777
                                                 ============     ===========     ===========      ==========


--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                         ESTABLISHED VALUE FUND       GROWTH & INCOME FUND      OPPORTUNITY VALUE FUND
                                               YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                         ----------------------     -----------------------    ------------------------
                                          3/31/98       3/31/97       3/31/98       3/31/97       3/31/98       3/31/97
                                          -------       -------       -------       -------       -------       -------
FROM OPERATIONS:
   Net investment income (loss)     $   7,302,659  $  6,257,379  $    418,785  $    242,652  $  1,227,375  $    984,370
   Net realized gain (loss) on
     investments                       41,231,389    37,844,738       278,290       337,124    20,508,362     9,839,496
   Net realized loss on foreign
     currency transactions                     --            --            --            --            --            --
   Net change in unrealized
     appreciation of investments       79,580,611    11,774,353    12,198,030     2,325,455    26,917,903     1,731,084
   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                        --            --            --            --            --            --
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Net increase in net assets
       resulting from operations      128,114,659    55,876,470    12,895,105     2,905,231    48,653,640    12,554,950
                                    -------------  ------------  ------------  ------------  ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income               (7,488,999)   (6,248,864)     (483,144)     (190,392)   (1,400,935)     (780,766)
   Net realized capital gains         (39,693,896)  (32,341,951)     (376,650)     (112,745)  (18,567,761)   (9,624,857)
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Decrease in net assets from
       distributions to shareholders  (47,182,895)  (38,590,815)     (859,794)     (303,137)  (19,968,696)  (10,405,623)
                                    -------------  ------------  ------------  ------------  ------------  ------------
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold          177,661,831   150,040,288    28,457,239    13,724,115    97,738,720    74,520,949
   Net asset value of shares
     issued in reinvestment
     of distributions                  46,070,717    37,843,938       837,101       297,051    19,731,335    10,317,863
   Payments for shares redeemed      (167,135,296) (141,861,173)   (6,940,220)   (2,898,897)  (84,921,607)  (75,515,812)
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Net increase in net assets from
       Fund share transactions         56,597,252    46,023,053    22,354,120    11,122,269    32,548,448     9,323,000
                                    -------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE IN NET ASSETS          137,529,016    63,308,708    34,389,431    13,724,363    61,233,392    11,472,327
NET ASSETS:
   Beginning of year                  429,725,536   366,416,828    25,701,721    11,977,358   114,450,857   102,978,530
                                    -------------  ------------  ------------  ------------  ------------  ------------
   End of year                      $ 567,254,552  $429,725,536  $ 60,091,152  $ 25,701,721  $175,684,249  $114,450,857
                                    =============  ============  ============  ============  ============  ============
   Undistributed net investment
     income (Note 1)                $     305,847  $    753,874  $      3,901  $     63,881  $    206,426  $    379,986
                                    =============  ============  ============  ============  ============  ============
NUMBER OF FUND SHARES:
   Sold                                 5,536,829     5,266,990     1,118,081       674,493     3,748,080     3,262,371
   Issued in reinvestment of
     distributions to shareholders      1,493,854     1,334,128        33,607        14,650       796,600       454,117
   Redeemed                            (5,224,469)   (4,986,154)     (275,439)     (141,301)   (3,272,472)   (3,315,616)
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Net increase in shares
       outstanding                      1,806,214     1,614,964       876,249       547,842     1,272,208       400,872
   Outstanding at beginning of year    14,906,900    13,291,936     1,196,719       648,877     5,026,263     4,625,391
                                    -------------  ------------  ------------  ------------  ------------  ------------
   Outstanding at end of year          16,713,114    14,906,900     2,072,968     1,196,719     6,298,471     5,026,263
                                    =============  ============  ============  ============  ============  ============


--------------------------------------------------------------------------------



                                            INTERNATIONAL FUND
                                                 YEAR ENDED
                                         ------------------------
                                            3/31/98       3/31/97
                                            -------       -------
FROM OPERATIONS:
   Net investment income (loss)        $     12,679  $    (27,104)
   Net realized gain (loss) on
     investments                           (254,868)      690,706
   Net realized loss on foreign
     currency transactions                 (208,788)     (403,339)
   Net change in unrealized
     appreciation of investments          5,495,316       289,521
   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                      13,438       (31,683)
                                       ------------  ------------
     Net increase in net assets
       resulting from operations          5,057,777       518,101
                                       ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                         --            --
   Net realized capital gains              (289,530)      (41,790)
                                       ------------  ------------
     Decrease in net assets from
       distributions to shareholders       (289,530)      (41,790)
                                       ------------  ------------
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold              9,514,677    12,548,017
   Net asset value of shares issued
     in reinvestment of distribution        266,710        38,087
   Payments for shares redeemed          (6,087,530)   (3,551,439)
                                       ------------  ------------
     Net increase in net assets from
       Fund share transactions            3,693,857     9,034,665
                                       ------------  ------------
TOTAL INCREASE IN NET ASSETS              8,462,104     9,510,976
NET ASSETS:
   Beginning of year                     24,816,072    15,305,096
                                       ------------  ------------
   End of year                          $33,278,176  $ 24,816,072
                                       ============  ============
   Undistributed net investment
     income (Note 1)                    $    12,679            --
                                       ============  ============
NUMBER OF FUND SHARES:
   Sold                                     547,071       780,856
   Issued in reinvestment of
     distributions to shareholders           16,413         2,370
   Redeemed                                (353,559)     (221,365)
                                       ------------  ------------
     Net increase in shares
       outstanding                          209,925       561,861
   Outstanding at beginning of year       1,529,221       967,360
                                       ------------  ------------
   Outstanding at end of year             1,739,146     1,529,221
                                       ============  ============

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Gradison Growth Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was created under Ohio law on May 31, 1983. The Trust consists of four series, the Gradison Established Value Fund ("Established Fund"), the Gradison Growth &Income Fund ("Growth & Income Fund"), the Gradison Opportunity Value Fund ("Opportunity Fund") and the Gradison International Fund ("International Fund"), (collectively, the "Funds"), each of which represents a separate diversified fund with its own investment policies.

The public offering of shares of the Funds commenced as follows:

                                  DATE OF
                              PUBLIC OFFERING
                              ---------------
     Established Value Fund       8/16/83
     Growth & Income Fund         2/28/95
     Opportunity Value Fund       8/16/83
     International Fund           5/31/95


The investment objective of the Established Fund and the Opportunity Fund is long-term capital growth by investing primarily in common stocks. The investment objective of the Growth & Income Fund is long-term growth of capital, current income, and growth of income consistent with reasonable investment risk. The investment objective of the International Fund is growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION

Listed equity securities are valued at the last sale price reported on national securities exchanges, or if there were no sales that day, the security is valued at the closing bid price. Unlisted securities, 144A securities and short-term obligations (and private placement securities) are generally valued at the prices provided by an independent pricing service. Portfolio securities and other assets for which market quotations are not readily available or which are believed to not be valid are valued at their fair value as determined by management using procedures approved by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market value. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian. At the time the Funds enter into a repurchase agreement, the seller agrees that the value of the underlying security, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying security and losses. These losses would not exceed an amount equal to the difference between the liquidating value of the underlying securities and the face amount of the repurchase agreement and accrued interest. To minimize the possibility of loss, the Funds enter into repurchase agreements only with selected domestic banks and securities dealers which the Funds' investment adviser believes present minimal credit risk. Refer to the Funds' Portfolio of Investments for the face amount of repurchase agreements and repurchase proceeds as of March 31, 1998.

FUNDS SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS

The net asset value per share of each Fund is computed by dividing the net asset value of each Fund (total

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

assets less total liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share.

Distributions to shareholders are recorded on the ex-dividend date.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

TAXES

It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intention to declare as dividends in each calendar year, at least 98% of each Fund's net investment income (earned during the calendar year) and 98% of each Fund's net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments for each Fund is approximately equal to the cost as shown on the Statements of Assets and Liabilities. For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of securities of the Funds at March 31, 1998 was:

                            GROSS UNREALIZED      GROSS UNREALIZED
                              APPRECIATION          DEPRECIATION
                              OF SECURITIES        OF SECURITIES
                              -------------        -------------
     Established Value Fund   $205,878,885           $  584,969
     Growth & Income Fund       15,819,545              108,851
     Opportunity Value Fund     60,339,374            1,286,983
     International Fund          7,538,110            1,192,248




As of March 31, 1998 the International Fund had a capital loss carryforward for Federal income tax purposes of approximately $360,000 which may be utilized to offset future net realized capital gains through March 31, 2006 prior to distributing such gains to shareholders.

EXPENSES

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of the net assets or number of accounts, as appropriate. In all other respects, expenses are charged to the respective Fund as incurred on a specific identification basis.

EXPENSE OFFSET ARRANGEMENT

Each Fund, other than the International Fund, has an arrangement with its custodian bank whereby the custodian's fees are reduced by credits earned on each Fund's cash on deposit with the bank. This deposit arrangement is an alternative to overnight investments. The credits are shown as a reduction of expenses on the Statements of Operations.

ORGANIZATION EXPENSES

Expenses of organization of the Growth & Income Fund and the International Fund have been capitalized

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the respective Fund's shares.

INTERNATIONAL FUND FOREIGN CURRENCY TRANSLATION

The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INTERNATIONAL FUND FORWARD FOREIGN CURRENCY CONTRACTS

During the year ended March 31, 1998, the International Fund entered into forward foreign currency contracts under which it was obligated to exchange currencies at specified future dates. The International Fund's currency transactions were transaction hedges and portfolio hedges involving either specific transactions or portfolio positions.

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Fund had the following outstanding contracts at March 31, 1998:

PORTFOLIO HEDGES:

                                         U.S.
 BUY/                    FOREIGN        DOLLAR     SETTLEMENT      UNREALIZED
 SELL     AMOUNT         CURRENCY      PROCEEDS       DATE        APPRECIATION
 ----     ------         --------      --------    ----------     ------------
                          German
 Sell   4,900,000       Deutschemark  $2,680,525     4/15/98        $27,165

 Buy    1,200,000      British Pound   1,976,400     4/15/98         39,150
                                                                     ------
                                                                    $66,315
                                                                     ======


At March 31, 1998, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

INTERNATIONAL FUND FUTURES CONTRACTS

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the International

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

Fund records a realized gain or loss equal to the difference between the opening and closing value of the contract.

Currencies with an aggregate market value of $567,262 have been segregated with the custodian for the following open stock index futures contracts at March 31, 1998.


                                           OPEN
                                          MARKET      MARKET     UNREALIZED
 TYPE                       EXPIRATION    VALUE       VALUE    (DEPRECIATION)
 ----                       ----------    ------      ------   --------------
 Long     Nikkei 300(Yen)      6/98      $593,821    $582,326    $(11,495)


NOTE 2 -- TRANSACTIONS WITH AFFILIATES

The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement ("Agreement"). Under the terms of the Agreement, the Funds pay McDonald a fee computed and accrued daily and paid monthly based upon each Fund's daily net assets, other than the International Fund, at the annual rate of .65% on the first $100 million, .55% on the next $100 million and .45% on any amounts in excess of $200 million. The International Fund pays McDonald a fee computed and accrued daily and paid monthly based upon its daily net assets at the annual rate of 1.00% of the first $100 million of its average daily net assets, .90% of the next $150 million,
 .80% of the next $250 million and .75% of net assets in excess of $500 million for acting as its investment adviser. McDonald has engaged Blairlogie Capital Management ("Blairlogie") as Sub-Advisor for the International Fund pursuant to a Sub-Advisor Agreement, and McDonald compensates Blairlogie from its advisory fee at the rate of .80% of the first $25 million of average daily net assets,
 .70% of the next $25 million, .60% of the next $50 million, .50% of the next $150 million, and .40% of assets in excess of $250 million.

The Agreement provides that McDonald bears the costs of salaries and related expenses of executive officers of the Trust who are necessary for the management and operations of the Funds. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Funds.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Funds. Effective July 1, 1997, the Funds pay McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Prior to July 1, 1997 the Funds, other than the International Fund, paid McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Prior to July 1, 1997 the International Fund paid McDonald a monthly fee for transfer agency and administrative services at an annual rate of $19.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Funds, other than the International Fund, pay McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .03% on the first $100 million, .02% on the next $100 million and .01% on any amount in excess of $200 million, with a minimum annual fee of $40,000. The International Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .045% on the first $100 million, .03% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $60,000.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

Under the terms of an Expense Reimbursement Agreement, McDonald has agreed to forego fees owed to it under the Advisory Agreement or any other agreement with the Trust and to reimburse the Growth & Income Fund and the International Fund if, and to the extent that, expenses (excluding brokerage commissions, taxes, interest and extraordinary items) borne by the respective Fund in any fiscal year exceed 1.50% with respect to the Growth & Income Fund, and 2.00% with respect to the International Fund, of the average net assets of the respective Fund. This agreement is in effect until July 31, 1998 and is subject to termination by either party upon written notice subsequent to that date. In addition, McDonald may, at its discretion, agree to waive fees and/or reimburse a Fund for other expenses in order to limit the Fund's expenses to a specified percentage of average net assets lower than the amount subject to the agreement. For the year ended March 31, 1998, McDonald waived $59,867 of advisory fees and distribution expenses of $52,962 with respect to the International Fund.

In accordance with the terms of a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Funds pay McDonald a service fee for personal services to shareholders including shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of
 .25% of the Funds' average daily net assets. The Funds also pay McDonald a fee for its assistance in selling shares of the Fund including advising shareholders regarding purchase, sale and retention of Funds shares. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $5,000 payable in quarterly installments and (b) $500 for each Board of Trustees or committee meeting attended.

NOTE 3 -- SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

For the year ended March 31, 1998, cost of purchases, and proceeds from the sale of securities, excluding short-term securities, amounted to:


                                    COST OF       PROCEEDS
                                   PURCHASES     FROM SALES
                                   ---------     ----------
     Established Value Fund       $71,681,680    $82,965,939
     Growth & Income Fund          22,952,595      1,428,477
     Opportunity Value Fund        44,047,629     45,068,610
     International Fund            24,162,712     21,214,411

                                ARTHUR ANDERSEN



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of the Gradison Growth Trust:



We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Gradison Growth Trust (comprising, respectively, the Gradison Established Value Fund, Gradison Opportunity Value Fund, Gradison Growth & Income Fund and the Gradison International Fund) as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all the material respects, the financial position of each of the respective portfolios constituting the Gradison Growth Trust as of March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



[SIGNATURE, ARTHUR ANDERSEN LLP]



Cincinnati, Ohio,
May 6, 1998

GRADISON GROWTH TRUST

Gradison International Fund (the "Fund")

--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL

INFORMATION

--------------------------------------------------------------------------------

For information, call:
579-5700 from Cincinnati, Ohio

Toll free (800) 869-5999 from outside Cincinnati

Information may also be obtained from the Trust at:
580 Walnut Street
Cincinnati, Ohio  45202


--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Fund, dated August 1, 1998 which has been filed with the Securities and Exchange Commission. The Prospectus is available upon request without charge from the Trust at the above address or by calling the phone numbers provided above.

The date of this Statement of Additional Information is August 1, 1998.

CONTENTS

==============================
INTRODUCTION ...............3

RISK FACTORS AND INVESTMENT
TECHNIQUES..................3



INVESTMENT RESTRICTIONS....18

PURCHASE OF SHARES.........20

REDEMPTIONS OF SHARES......21

EXCHANGES..................21

TAXES......................22

NET ASSET VALUE............28

PORTFOLIO TRANSACTIONS AND
BROKERAGE..................28

INVESTMENT ADVISER.........31

TRUSTEES AND OFFICERS
OF THE TRUST...............36

DESCRIPTION OF THE TRUST...38

INVESTMENT PERFORMANCE.....40

CUSTODIAN..................41

ACCOUNTANTS................41

LEGAL COUNSEL..............41

MISCELLANEOUS .............41

SALES BROCHURE MATERIAL ...42

FINANCIAL STATEMENTS......After Page 66



Location in Prospectus

Investment Objectives, Policies and Risks; Foreign Securities; Forward Foreign Currency Contracts; Risks of Futures and Forward Currency Transactions; Low Capitalization Stocks

Purchases and Redemptions

Purchases and Redemptions

Optional Shareholder Services

Taxes

Net Asset Value

Management of the Fund

General Information

Performance Calculation

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                              INTRODUCTION

This Statement of Additional Information is designed to elaborate upon the discussion in the Prospectus. The investment objective and policies of the Fund are described in the Prospectus. The more detailed information contained herein is intended for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund.

                  RISK FACTORS AND INVESTMENT TECHNIQUES

U. S. GOVERNMENT SECURITIES

The Fund may invest in U.S. Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies, or instrumentalities. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury, and they differ with respect to certain items such as coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to ten years and Treasury bonds generally have a maturity of greater than ten years. Securities guaranteed by the U.S. Government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates (described below) and Federal Housing Administration ("FHA") debentures). With respect to these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such direct obligations or guaranteed securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, the U.S. Government is obligated to or guarantees to pay them in full.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the U.S. Treasury; some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to Federal National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, and the Tennessee Valley Authority.

CORPORATE DEBT SECURITIES

The Fund may invest in short-term corporate debt securities. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may also be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

PREFERRED STOCKS

The Fund may invest in preferred stocks. Preferred stock is a form of equity ownership in a publicly held corporation. The dividend on a preferred stock is a fixed payment. In these securities, the firm is not legally bound to pay the dividend. Certain classes of preferred stock are convertible, meaning the preferred stock is convertible into shares of common stock of the issuing company. By holding convertible preferred stock, the Fund can receive a steady stream of dividends and still have the option to convert it to common stock.

CONVERTIBLE BONDS

The Fund may invest in convertible bonds. A convertible bond can be exchanged for a specified amount of common stock in the issuing firm. The amount of common stock that can be acquired is determined by the conversion ratio of the convertible bond. Convertible bonds offer the relatively safe income of a bond as well as the opportunity for capital gains should the price of the stock increase. The risk associated with convertible bonds is that they tend to be subordinated debentures, which have a somewhat residual claim on the firm's income and assets in the case of liquidation.

VARIABLE AND FLOATING RATE SECURITIES

The Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon some appropriate interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

COMMERCIAL PAPER

The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of U.S. dollar-denominated obligations of domestic issuers, or, foreign currency-denominated obligations of domestic or foreign issuers which, at the time of investment, are (i) rated "P-1" or "P-2" by Moody's Investor's Services, Inc. ("Moody's") or "A-1" or "A-2" or better by Standard & Poor's Corporation ("S&P"), (ii) issued or guaranteed as to principal and interest by issuers or guarantors having an existing debt security rating of "A" or better by Moody's or "A" or better by S&P, or (iii) securities which, if not rated, are, in the opinion of the Blairlogie Capital Management (the "Portfolio Manager"), of an investment quality comparable to rated commercial paper in which the Fund may invest. The rate of return on commercial paper may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

REPURCHASE AGREEMENTS

If the Fund acquires securities from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the seller wherein the seller agrees at the time of sale to repurchase the security at a mutually agreed-upon time and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed-upon market rate of return, effective for the period of time the Fund is invested in the security. This results in a fixed rate of return protected from market fluctuations during the period of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement.

Under the Investment Company Act of 1940, as amended ("1940 Act"), repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The Portfolio Manager to the Fund monitors the value of the underlying securities at the time the repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. The Portfolio Manager, in accordance with procedures established by the Board of Trustees, also evaluates the creditworthiness and financial responsibility of the banks and brokers or dealers with which the Fund enters into repurchase agreements.

The Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements, together with any other securities which are not readily marketable, would exceed 15% of the net assets of the Fund. If the seller should become bankrupt or default on its obligations to repurchase the securities, the Fund may experience delay or difficulties in exercising its rights to the securities held as collateral and might incur a loss if the value of the securities should decline. The Fund also might incur disposition costs in connection with liquidating the securities.

BORROWING

The Fund may borrow for temporary extraordinary or emergency purposes subject to the limits described in the Prospectus. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.

FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

The Fund may enter firm commitment agreements for the purchase of securities at an agreed-upon price on a specified future date. The Fund may purchase new issues of securities on a "when-issued" basis. Such transactions may be entered into, for example, when the Portfolio Manager anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

The Fund will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price and all the rights and risks of ownership of the securities accrue to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities it will maintain in a segregated account U.S. Government securities, high-grade debt obligations, or cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.

ILLIQUID SECURITIES

The Fund may invest in illiquid securities. However, the Fund may not invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which are illiquid if, as a result of such investment, more than 15% of the net assets of the Fund (taken at market value at the time of such investment) would be invested in such securities.

With respect to private placements, which are generally subject to legal or contractual restrictions on resale, if an exemption from registration under the Securities Act of 1933 is not available, registration may be required to dispose of the security. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

These percentage restrictions set forth above do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Fund or by the Portfolio Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

BANK OBLIGATIONS

The Fund may invest in bank obligations including certificates of deposit, bankers' acceptances, and fixed time deposits. The Fund may also hold funds on deposit with its custodian or sub-custodian bank in an interest-bearing account for temporary purposes.

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. The Fund will not invest in fixed time deposits which are (i) not subject to prepayment or (ii) which provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its assets would be invested in such deposits, repurchase agreements maturing in more than seven days and other illiquid assets.

The Fund limits its investments in United States bank obligations to obligations of United States banks (including foreign branches) which have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. The Fund may also invest in certificates of deposit and other obligations of savings and loan associations (federally or state chartered and federally insured) having total assets in excess of $1 billion.

The Fund limits its investments in foreign bank obligations to United States dollar- or additionally, foreign currency-denominated obligations of foreign banks (including United States branches of foreign banks) which at the time of investment (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) in terms of assets are among the 75 largest foreign banks in the world; (iii) have branches, or agencies (limited purpose offices which do not offer all banking services) in the United States; and (iv) in the opinion of the Portfolio Manager, are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest. Subject to the Fund's limitation on concentration of no more than 25% of its assets in the securities of issuers in a particular industry, there is no limitation on the amount of the Fund's assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments; that their obligations may be less marketable than comparable obligations of U.S. banks; that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; that foreign deposits may be seized or nationalized; that foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

FUTURES AND CURRENCY STRATEGIES

GENERAL

The Fund is permitted by its investment restrictions to purchase and sell interest rate futures contracts, stock index futures contracts, other financial futures contracts, and options thereon, and forward currency contracts. The Fund is also permitted by its investment restrictions to purchase and sell options on securities, indices and currencies. However, the Fund has no present intention of purchasing or selling any of these instruments other than stock index futures contracts, forward currency contracts, and options on foreign currency. The Fund will supplement its Prospectus or this Statement of Additional Information if the Fund intends to purchase or sell any of these other instruments.

SPECIAL RISKS OF FUTURES AND CURRENCY STRATEGIES

The use of futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon the Portfolio Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Portfolio Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

(3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the Fund entered into a short hedge because the Portfolio Manager projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Fund could suffer a loss. In either such case, the Fund would have been in a better position had it not hedged at all.

(4) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in futures and forward contracts. If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) Stock index futures contracts may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (a) other complex foreign political, legal and economic factors, (b) lesser availability than in the United States of data on which to make trading decisions, (c) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (d) the imposition of different exercise and settlement terms and procedures on margin requirements than in the United States and (e) lesser trading volume.

STOCK INDEX FUTURES CONTRACTS

The Fund may purchase and sell stock index futures contracts (1) in order to attempt to reduce the overall investment risk in its portfolio or (2) to enhance yield. For example, the Fund may purchase stock index futures contracts, in lieu of investing in individual stocks, in order to maintain liquidity, because the Portfolio Manager has not yet selected the individual securities in which to invest, or because the stock index futures contract presents a more favorable investment than investment in individual securities. The Fund only will enter into futures contracts that are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity.

An index futures contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading on the contract and the price at which the futures contract is originally struck; no physical delivery of the securities comprising the index is made. Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times the futures contract is outstanding.

Futures contracts usually are closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less the Fund realizes a loss. The transaction costs also must be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

"Margin" is the amount of funds that must be deposited by the Fund in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit made when the futures contract is entered into ("initial margin") is intended to assure the Fund's performance under the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded, and may be modified significantly from time to time by the exchange during the term of the futures contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Fund entered into the futures contract will be made on a periodic basis as the price of the underlying index fluctuates making the futures contract more or less valuable, a process known as marking-to-market.

The prices of futures contracts are volatile and are influenced by, among other things, actual, and anticipated changes in individual security prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

Most U.S. futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices occasionally have moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If the Fund were unable to liquidate a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the futures contract or to maintain cash or securities in a segregated account.

Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures markets are subject to daily variation margin calls and might be compelled to liquidate futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

FORWARD CURRENCY CONTRACTS

A forward contract is an obligation, generally arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. The Fund either may accept or make delivery of the currency at the maturity of the forward contract. The Fund may also, if its contra party agrees, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

The Fund may engage in forward currency transactions in anticipation of or to protect itself against fluctuations in exchange rates. The Fund might sell a particular foreign currency forward, for example, when it holds securities denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the Fund might sell the U.S. dollar forward when it holds securities denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the Fund might purchase or sell a currency forward to "lock in" the price of the currency to be used or received in connection with securities denominated in that currency that it anticipates purchasing or selling.

Forward contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Fund will enter into such forward contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Trust's Board of Trustees.

The Fund may enter into forward contracts either with respect to specific transactions or with respect to the Fund's portfolio positions. The precise matching of the forward contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be predicted accurately, causing the Fund to sustain losses on these contracts and transaction costs.

At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund either may sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by, if its contra party agrees, entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts usually are entered into on a principal basis, no fees or commissions are involved. The use of forward contracts does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward contracts limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

The Fund may use forward contracts to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated. Such currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

The Fund might seek to hedge against changes in the value of a particular currency when no forward contract involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Fund may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Portfolio Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of forward contracts depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of forward contracts, the Fund could be disadvantaged by dealing in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the U.S. markets until they reopen.

Settlement of forward contracts might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER

Transactions using forward contracts and futures contracts expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other forward contracts or futures contracts, or (2) cash, or other liquid assets with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or other liquid assets, in a segregated account with its custodian in the prescribed amount.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding forward contract or futures contract is open, unless they are replaced with other appropriate assets. If a large portion of the Fund's assets are used for cover or segregated accounts, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

ADDITIONAL INFORMATION ABOUT FOREIGN SECURITIES

There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards, practices, and requirements comparable to those applicable to U.S. companies.

It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The Fund will not invest in securities sold in foreign over-the-counter markets unless the dealers effecting such transactions have a minimum net worth of $20 million or more. Stock markets in many foreign countries are not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, nationalization, expropriation, or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

The investment by the Fund in emerging market countries presents risks in addition to those presented by investment in foreign issuers in general. A number of emerging market countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging market countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years and devaluation may occur subsequent to investments in these currencies by the Fund. Many emerging market countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

Many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in emerging market countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investment.

The income and gains from certain foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount available for distribution.

The U.S. Government has, from time to time in the past, imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Fund. If such restrictions should be reinstituted, it might become necessary for the Fund to invest all, or substantially all, of its assets in U.S. short-term securities. In such event, the Fund would review its investment objective and investment policies to determine whether changes are appropriate.

WARRANTS

The Fund may invest in warrants; however, the Fund's investment in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase), valued to the lower of cost or market, may not exceed 5% of the value of the Fund's net assets, of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized U.S. or foreign stock exchange. Warrants may be considered speculative in that they have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security and may be purchased on their exercise, whereas, call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

INVESTMENT RESTRICTIONS

The Fund's investment objective as set forth under "Investment Objectives, Policies and Risks" in the Prospectus together with the investment restrictions set forth below, unless otherwise indicated, are fundamental policies of the Fund and may not be changed with respect to the Fund without the approval of a majority of the outstanding voting shares of the Fund. Under these restrictions, the Fund may not:

(i) invest in a security if, as a result of such investment, more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto);

(ii) invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(iii) invest in a security if, with respect to 75% of its total assets, the Fund would own more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(iv) purchase or sell real estate, except that the Fund may purchase securities secured by real estate or interests therein, or securities issued by companies in the real estate industry or which invest in real estate or interests therein;

(v) purchase or sell commodities or commodities contracts, (which, for the purpose of this restriction, shall not include foreign currency or forward foreign currency contracts), except that the Fund may purchase and sell interest rate futures contracts, stock index futures contracts, futures contracts based on other financial instruments or one or more groups of instruments, and on options on such futures contracts, and options on securities indices and currencies;

(vi) borrow money, or pledge, mortgage or hypothecate its assets, except that the Fund may (a) as a temporary measure for extraordinary or emergency purposes borrow from banks or enter into reverse repurchase agreements, but only if immediately after each borrowing and continuing thereafter there is asset coverage of 300% (while any borrowing of greater than 5% of its assets occurs, the Fund will not purchase additional securities); (b) make deposits of initial and variation margin and pledge its assets in connection with its purchases and sales of options, futures, options on futures contracts and forward foreign currency contracts and (c) purchase securities on a when-issued or delayed delivery basis and pledge its assets in connection therewith;

(vii) issue senior securities, except as permitted under the Investment Company Act of 1940;

(viii) lend funds or other assets, except that the Fund may, consistent with its investment objective and policies: (a) invest in debt obligations, including bonds, debentures, or other debt securities, bankers' acceptances and commercial paper, (b) enter into repurchase agreements and reverse repurchase agreements; and (c) lend its portfolio securities in an amount not to exceed 1/3 of the value of its total assets;

(ix) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(x) invest in oil, gas or other mineral exploration or development programs (including oil, gas, or other mineral leases), except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

The Fund is also subject to the following restrictions and policies that are not fundamental and may, therefore, be changed by the Board of Trustees (without shareholder approval) relating to the investment of its assets and activities.

Unless otherwise indicated, the Fund may not:

(i) invest for the purpose of exercising control or management;

(ii) sell securities or property short, except short sales against the box;

(iii) purchase securities on margin, except for use of short-term credit necessary for clearance or purchases and sales of Fund securities, and except that the Fund may make certain deposits in connection with transactions in options, futures and options on futures, and except that effecting short sales will be deemed not to constitute a margin purchase for purposes of this restriction;

(iv) invest in securities that are illiquid including repurchase agreements maturing in more than seven days, if, as a result of such investment, more than 15% of the net assets of the Fund would be invested in such securities;

(v) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investment in warrants (valued to the lower of cost or market) would exceed 5% of the value of the Fund's net assets, of which not more than 2% of the Fund's net assets may be invested in warrants not listed on a recognized U.S. or foreign stock exchange;

(vi) invest in puts, calls, straddles, spreads, and any combination thereof, if by reason thereof the premium cost of its aggregate investment in such options will exceed 5% of its total assets.

Unless otherwise indicated, as in the restriction for borrowing or hypothecating assets of the Fund, for example, all percentage limitations listed above apply to the Fund only at the time into which a transaction is entered. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's net assets will not be considered a violation. For purposes of the restriction prohibiting the Fund from investing more than 25% of its assets in companies in the same industry, the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission (which utilizes the Standard Industrial Classification Codes promulgated by the Office of Management and Budget of the Executive Office of the President) is used to determine industry classifications.

The Fund does not presently intend to engage in options transactions, options on futures transactions, securities lending activities, or reverse repurchase agreements.

PURCHASE OF SHARES

The Fund reserves the right to impose a charge of $15 for any purchase check returned to the Trust as uncollectible and to collect such fee by redeeming shares of the Fund from such shareholder's account.

The Fund reserves the right to limit the amount of any purchase and to reject any purchase order. Shares of the Fund are offered continuously; however, the offering of shares of the Fund may be suspended at any time and resumed at any time thereafter. The Trust intends to waive the initial and subsequent purchase minimums for employees of McDonald & Company Securities, Inc. ("McDonald") which, through its Gradison Division ("Gradison"), acts as the investment adviser and distributor ("Adviser" and "Distributor").

REDEMPTION OF SHARES

The Trust may suspend the right of redemption or may delay payment (a) during any period when the New York Stock Exchange is closed other than for customary weekend and holiday closings, (b) when trading in markets normally utilized by the Trust is restricted, or an emergency exists (determined in accordance with the rules and regulations of the Securities and Exchange Commission) so that disposal of the securities held in the Fund or determination of the net asset value of the Fund is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for the protection of the Trust's shareholders.

The Fund transmits redemption proceeds only to shareholder names and addresses on its records (or which it has otherwise verified), provides written confirmation of all transactions initiated by telephone (either immediately or by monthly statement, depending on the circumstances), and requires identification from individuals picking up checks at its offices and may take other steps to verify the identity of persons giving telephone instructions.


CDSC DISCLOSURE

The Contingent Deferred Sales Charge ("CDSC") is waived on purchases through McDonald and Gradison and on purchases in connection with "wrap accounts" because the Distributor is not paying a sales commission to dealers on such purchases; therefore, the CDSC is not needed to reimburse the Distributor for such commissions in the event of a redemption made during the CDSC period. (The Distributor compensates its own employees for Fund share sales, some of which compensation may be recouped in the event of redemption of shares on which compensation has been paid within certain time periods.) The CDSC is waived on the death or disability of shareholders because of the hardships involved in such situations. The CDSC is waived on certain sales in IRA and retirement account plans because such sales may not be voluntary.


EXCHANGES

TELEPHONE EXCHANGES

You may request exchanges by telephoning the Fund at 579-5700 from Cincinnati, or toll free (800) 869-5999 from outside Cincinnati. Such request should include your name and account number and the number of shares or dollar amount of the Fund to be exchanged. Telephone exchanges may be made only when the registration of the two accounts will be identical.

WRITTEN EXCHANGES

You may also exchange your shares of either Fund by written request directed to:

                           Gradison Mutual Funds
                           580 Walnut Street
                           Cincinnati, Ohio  45202

Such written request should include your name and account number and the number of shares or dollar amount of the Fund to be exchanged. Unless otherwise indicated, a new account established by written exchange will have the same registration and selected options as your present account.

GENERAL EXCHANGE INFORMATION

An exchange involves a redemption of the shares of the Fund being exchanged and the investment of the redemption proceeds into shares of the fund being purchased. Both the redemption and investment will occur at the respective net asset value per share (except in the case of purchases of mutual funds sold subject to a sales load) next determined after receipt by the Fund of a proper exchange request. For Federal income tax purposes, an exchange of shares is considered to be a sale and, depending upon the circumstances, a short or long-term gain or loss may be realized.

The Fund reserves the right to reject any exchange request. The exchange feature may be terminated at any time upon 60 days' written notice. In the case of excessive use of the exchange feature, the Fund, upon 30 days' written notice, may make reasonable service charges (as specified in the notice) by redeeming shares from such shareholder's account.

TAXES


The Fund has qualified and intends to qualify in the future for treatment, as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Fund will not be taxed on that part of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. In order to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement"), and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer.

Distributions of any net long term capital gain are taxable to shareholders as long-term capital gains, whether paid in cash or in additional shares of the Fund and regardless of the length of time a shareholder has owned shares of the Fund. These capital gain distributions are not eligible for the dividends-received deduction for corporations.

Investors should be aware of the tax implications of purchasing shares shortly before a record date for a dividend or capital gain distribution. To the extent that the net asset value of the Fund at the time of purchase reflects undistributed income or capital gains, or net unrealized appreciation of securities held by the Fund, a subsequent distribution to the shareholder of such amounts, although in effect constituting a return of his or her investment, would be taxable as described above.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and any net realized capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

Although dividends generally will be treated as distributed when paid, dividends declared in October, November or December, payable to shareholders of record on a specified date in such a month and paid in January of the following year, will be treated as having been received by shareholders on December 31 of the year in which the dividend was declared.

Redemption of shares of the Fund will be a taxable transaction for federal income tax purposes. Redeeming shareholders will recognize a gain or loss in an amount equal to the difference between their basis in such redeemed shares and the amount received. If such shares are held as a capital asset, the gain or loss will be a capital gain or loss and will generally be long-term if such shareholders have held their shares for more than one year. Any loss realized upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain distributions received with respect to such shares. An exchange of Fund shares for shares of any Gradison fund or certain other funds (see "Optional Shareholder Services - Exchanges") generally will have similar tax consequences. In addition, if a shareholder purchases Fund shares within 30 days after redeeming other Fund shares at a loss, all or part of that loss may not be deductible and instead will increase the basis of the newly purchased shares.


HEDGING TRANSACTIONS


Gains from disposition of foreign currencies, and gains from transactions in options, futures and forward contracts derived by the Fund with respect to its business of investing in stock, securities or foreign currencies, will qualify as permissible income under the Income Requirement. Many of the futures contracts and forward contracts used by the Fund are "section 1256 contracts." Gains or losses on section 1256 contracts (other than section 1256 contracts that are part of a "mixed straddle" with respect to which the Fund has made an election not to have the following rules apply) are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the Excise Tax, on certain other dates prescribed by the Code) are "marked to market", with the result that unrealized gains or losses are treated as though they were realized, and the resulting gain or loss is treated as 60/40.


Generally, the hedging transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to the Fund of transactions in options, futures and forward contracts are not entirely clear. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. The transactions may increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the elections made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.

OTHER TAX INFORMATION

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary gain or loss. Similarly, on disposition of foreign currencies and debt securities denominated in a foreign currency, and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, may increase, decrease, or eliminate the Fund's investment company taxable income to be distributed to its shareholders. If "Section 988" losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions for that year or distributions during that year made before the losses were realized would be characterized in whole or in part as a return of capital or as a capital gain to shareholders, rather than as an ordinary dividend.


The Fund may invest in the stock of foreign corporations which may be classified as passive foreign investment companies ("PFICs"). In general, a foreign corporation --other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U. S. persons that individually owned directly, indirectly, or constructively, a least 10% of that voting power) as to which the Fund is a U. S. Shareholder -- is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is passive income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been received ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings and net capital gain of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply.


The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market", in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income by the Fund for prior taxable years. The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. The Fund's intention to qualify annually as a RIC may limit its elections with respect to PFIC stock. Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a mutual fund that did not invest in PFIC stock.


Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In addition, the Adviser may manage the Fund with the intention of minimizing foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund and will be entitled either to deduct (as an itemized deduction) his or her pro rata share of the foreign taxes in computing his or her taxable income or to use it (subject to limitations) as a foreign tax credit against his or her federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, and foreign taxes generally are not deductible in computing alternative minimum taxable income. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass-through" for that year.


Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income will flow through to its shareholders. With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign-currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. The foregoing is only a general description of the foreign tax credit. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year top be exempt from the foreign tax credit limitations and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

If the Fund has an "appreciated financial position" --generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

The Federal income tax matters summarized above are subject to change by legislation, administrative action and judicial decision. In addition, shareholders may be subject to state and local taxes with respect to their ownership of shares or distributions from the Trust. Foreign shareholders may be subject to U.S. tax rules that differ significantly from those described above. Shareholders should consult their tax adviser as to their personal tax situation.

NET ASSET VALUE


The net asset value of the Fund is calculated once daily Monday through Friday except on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The assets and liabilities of the Fund are determined in accordance with generally accepted accounting principles and the applicable rules and regulations of the Securities and Exchange Commission. Assets and liabilities attributable to the Fund are allocated to the Fund. Assets and liabilities not readily attributable to the Fund are allocated to the Fund in the Trust in a manner and on a basis determined in good faith by the Trustees to be fair and equitable.

When calculating the net asset value of the Fund, a security listed or traded on an exchange is valued at its last sale price on that exchange, or if there were no sales that day, the security is valued at the closing bid price. All other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price. When price quotations of futures held by the Fund are readily available, those positions will be valued based upon such quotations. Portfolio securities and other assets for which market quotations are not readily available are valued at their fair value as determined by management of the Fund pursuant to procedures approved by by the Board of Trustees and subject to oversight by the Board of Trustees. Short-term securities with remaining maturities of less than 60 days are valued at amortized cost which approximates market value.

PORTFOLIO TRANSACTIONS AND BROKERAGE

INVESTMENT DECISIONS

Investment decisions for the Fund and for the other investment advisory clients of the Adviser and Portfolio Manager are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event transactions that are close in time in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's or Portfolio Manager's opinion is equitable to each and in accordance with the amount being purchased or sold by each. The various allocation methods used by the Adviser and Portfolio Manager, and the results of such allocations, are subject to periodic review by the Fund's Adviser and Board of Trustees. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES

There is generally no stated commission in the case of fixed-income markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular brokerage firm may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States.


For the fiscal years ended March 31, 1996, March 31, 1997, and March 31, 1998, the total commissions paid by the Fund were, respectively, $$84,498, $166,179 and $158,655.


The Portfolio Manager for the Fund places all orders for the purchase and sale of portfolio securities, options and futures contracts for the Fund and buys and sells such securities, options and futures for the Fund through a number of brokers and dealers and futures commission merchants ("FCMs"). In so doing, the Portfolio Manager uses its best efforts to obtain for the Fund the best execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the best execution, the Adviser or Portfolio Manager, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price (including the applicable brokerage commission or dollar spread), the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker, dealer, or FCM involved and the quality of service rendered by the broker, dealer, or FCM in other transactions.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from brokers or dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Portfolio Manager may receive research services from brokers or dealers with which the Adviser or Portfolio Manager places the Fund's transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Portfolio Manager in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fee paid by the Fund is not reduced because the Adviser or Portfolio Manager and its affiliates receive such services.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Adviser or the Portfolio Manager may cause the Fund to pay a broker or dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser or Portfolio Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker or dealer would have charged for effecting that transaction.

PORTFOLIO TURNOVER

The Adviser or the Portfolio Manager may manage the Fund without regard generally to restrictions on portfolio turnover, except those imposed on its ability to engage in short-term trading by provisions of the Federal tax laws (see "Taxation"). Trading in fixed-income securities does not generally involve the payment of brokerage commissions, but does involve indirect transaction costs. The higher the rate of portfolio turnover of the Fund, the higher these transaction costs borne by the Fund generally will be.


The portfolio turnover rate of the Fund is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, long-term U.S. Government securities are included. Short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for the Fund will vary from year to year, depending on market conditions. For the fiscal years ended March 31, 1997 and March 31, 1998, the Fund's portfolio turnover rates were respectively 92% and 83%. It is anticipated that the annual rate of portfolio turnover will not exceed 150%.

INVESTMENT ADVISER

The Adviser will manage the investment and reinvestment of the assets of the Fund in accordance with the Fund's investment objective, policies and restrictions, subject to the general supervision and control of the Fund's Board of Trustees and pursuant to the terms of the Investment Advisory Agreement between the Trust and Adviser. The Adviser may, and has, delegated this function to the Portfolio Manager. In addition, the Adviser provides to the Fund, at its own expense, the executive officers who are necessary for the management and operations of the Fund.

ADVISORY AGREEMENT

The Investment Advisory Agreement dated February 28, 1995, effective as to the Fund on June 1, 1995, provides that the Adviser will manage the investments of the Fund, subject to review by the Board of Trustees of the Trust. The Adviser also bears the cost of salaries and related expenses of executive officers of the Trust who are necessary for the management and operation of the Trust and compensates the Trustees who are affiliated with the Adviser. In addition, except as borne by the Trust pursuant to an effective plan under Rule 12b-1 under the 1940 Act, the Adviser bears the expenses related to distribution of shares of the Fund, such as costs of preparing, printing and mailing sales literature and other advertising materials, costs of furnishing prospectuses, annual and semiannual reports of the Fund and other materials regarding distributing shares of the Trust to potential investors.

All expenses not specifically assumed by the Adviser, the Transfer Agent, or the Distributor and incurred in the operation of the Fund are borne by the Fund pursuant to the Investment Advisory Agreement. Some of these expenses may be paid by the Adviser subject to reimbursement by the Trust. These expenses include expenses for the cost of preparing and printing registration statements, prospectuses, periodic reports and other documents furnished to shareholders and regulatory authorities; such distribution/service expenses as may be incurred pursuant to an effective plan under Rule 12b-1 under the Investment Company Act of 1940; registration, filing and similar fees; legal expenses; auditing and accounting expenses; taxes and other fees; brokers' commissions and issue or transfer taxes chargeable to the Trust in connection with securities transactions; expenses of issue, sale, redemption and repurchase of shares; the cost of share certificates, if any; fees of Trustees who are not affiliated with the Adviser; charges and expenses of any transfer and dividend disbursing agent, registrar, custodian or depository appointed by the Fund; other expenses of the Fund, including expenses of shareholders' and Trustees' meetings; and fees and other expenses incurred by the Fund in connection with its membership in any organization. Expenses borne by the Trust and attributable to a specific fund are allocated to that fund; expenses that are not specifically attributable to the Fund are allocated to the Fund in a manner and on a basis determined in good faith by the Adviser to be fair and equitable (generally, on the basis of the respective net assets of the Fund), subject to review by the Trustees. The Fund reimburses the Adviser for all costs, direct and indirect, which are fairly allocable to services provided by the Adviser's employees for which the Fund is responsible.


As compensation for its services under the Investment Advisory Agreement, the Adviser receives from the Fund a monthly fee based upon the average value of the daily net assets for the month of the Fund at an annual rate of 1.00% on the first $100 million of assets, of .90% on the next $150 million of assets and
 .80% on the next $250 million and .75% on any amounts in excess of $500 million of assets. From the inception of the Fund, May 31, 1995, through March 31, 1996, the Fund paid the Adviser $49,838 as investment advisory fees and would have paid $74,223 if not for the Adviser's waiver of advisory fees. During that time period, McDonald paid Blairlogie $49,838 as investment subadviser fees. For the fiscal year ending March 31, 1997 the Fund paid the Adviser $166,508 as investment advisory fees and would have paid it $208,135 if not for the Adviser's waiver of expenses. The Adviser paid Blairlogie $166,508 as investment adviser fees during the fiscal year ended March 31, 1997. For the fiscal year ended March 31, 1998, the Fund paid the Adviser $223,032 as investment advisory fees and would have paid it $282,889 if not for the Adviser's waiver of expenses, and during that period the Adviser paid Blairlogie $223,022 as investment adviser fees.


The Investment Advisory Agreement also provides that the Adviser, as a registered broker-dealer, will distribute the shares of the Fund in states in which it may be qualified to do so, upon request of the Trust. The Adviser accepts orders for the purchase of such shares at net asset value only, and no sales commission, fee or other charge is incurred by the investor other than charges specified in the Fund's 12b-1 plan. The Adviser receives no compensation for acting as the Trust's distributor except as may be provided pursuant to the Distribution Plan of the Trust.

The Investment Advisory Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or reckless disregard of its obligations thereunder, the Adviser is not liable to the Fund or any of its shareholders for any act or omission by the Adviser. The Agreement in no way restricts the Adviser from acting as an investment manager or adviser for others.

The Investment Advisory Agreement grants to the Trust the right to use the name "Gradison" and "McDonald" as a part of its name, without charge, subject to withdrawal of such right by the Adviser upon not less than 30 days' written notice to the Trust and subject to the automatic termination of such right within 30 days after the termination of the Investment Advisory Agreement for any reason. The Investment Advisory Agreement does not impair the right of the Adviser to use the name Gradison or McDonald in the name of or in connection with any other business enterprise with which it is or may become associated.

The Investment Advisory Agreement continues in effect as to the Fund, from year to year if such continuance is specifically approved at least annually by the vote of the holders of a majority of the outstanding voting securities of the Fund or by the vote of a majority of the Trust's Board of Trustees, and in either event by the vote cast in person of a majority of the Trustees who are not "interested persons" of any party to the Investment Advisory Agreement.

The Investment Advisory Agreement may be terminated at any time without penalty upon 60 days' written notice by (i) the Board of Trustees, (ii) the vote of the holders of a majority of the outstanding voting securities of the Fund or (iii) the Adviser. The Investment Advisory Agreement will terminate automatically in the event of its assignment by the Adviser. The Investment Advisory Agreement may be amended at any time by the mutual consent of the parties thereto, provided that such consent on the part of the Fund shall have been approved by the vote of the holders of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the Board of Trustees, including the vote cast in person by a majority of the Trustees who are not "interested persons" of any party to the Investment Advisory Agreement.

INVESTMENT SUB-ADVISORY AGREEMENT

Pursuant to an agreement dated June 1, 1995, between the Adviser and Blairlogie, Blairlogie will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities and all other investments related to those investment decisions. Blairlogie will furnish all necessary investment and management facilities required for it to execute its duties as well as administrative facilities, including bookkeeping, clerical personnel and equipment necessary for performance of its duties including verification and oversight of he pricing of the Fund's portfolio. The agreement provides that it: automatically terminates in the event of its assignment or in the event that the Advisory Agreement between the Fund and the Adviser terminates; and continues in effect for a period more than two years from the date of its execution only so long as such continuance is approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and may be terminated without penalty by the Board of Trustees, the Investment Adviser, or by a vote of a majority of the outstanding voting securities of the Fund on sixty days written notice to Blairlogie.

DISTRIBUTION

The Fund has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. Rule 12b-1 permits an investment company to finance, directly or indirectly, activities primarily intended to result in the sale of its shares only if it does so in accordance with the provisions of such Rule. The purpose of the Plan is to increase sales of shares of the Fund to enable the Fund to acquire and retain a sufficient level of assets to enable it to operate at an efficient level. Higher levels of assets tend to result in operating efficiencies with respect to the Fund's fixed costs and portfolio management.

The Plan permits the Fund to incur expenses related to the distribution of its shares, but only as specifically contemplated by the Plan. Under the Plan, the Trust may incur distribution expenses up to an amount that does not exceed an annual rate of .50 of 1% of its average daily net assets. Distribution expenses may be incurred by the Trust under the Plan within the limitation described above for any activity primarily intended to result in the sale of Fund shares including but not limited to (a) payments to broker-dealers (including the Adviser) or other persons as compensation for personal services rendered to shareholders of the Funds including providing shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their accounts, and (b) expenses otherwise promoting the sale of the shares of a Fund, such as expenses of preparation, printing and mailing prospectuses, annual and semiannual reports, sales literature and other promotional material to potential investors and of purchasing radio, television, newspaper and other advertising. In the absence of exemptive relief from certain provisions of the Investment Company Act of 1940, as amended, the Trust may incur expenses relative to a Fund under the Plan only when such expenses are directly attributable to that Fund and may not incur expenses under the Plan on a joint basis with other Fund(s).

The Plan also specifically authorizes the payment of those operational expenses enumerated as being incurred by the Trust pursuant to the investment Advisory Agreement, as described under the caption "Advisory Agreement" above, to the extent that such payments might be considered to be primarily intended to result in the sale of shares of the Fund. It further specifically authorizes the payment of advisory fees pursuant to the Investment Advisory Agreement to the extent that the Trust might be deemed to be indirectly financing the Adviser's distribution activities through payment of advisory fees. The Board of Trustees does not believe that the payment of such operational expenses by the Trust or payment of the advisory fee constitute the direct or indirect financing of activities primarily intended to result in the sale of shares of the Fund. Thus, although such payments are authorized by the Plan as a protective measure, they are not restricted by the .50% limitation included in the Plan.

The Plan (together with any agreements relating to implementation of the Plan} continues in effect for a period of more than one year only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board of Trustees, including the vote of a majority of the Independent Trustees, cast in person at a meeting called for such purpose. The Plan may not be amended to materially increase the amount of distribution expenses incurred by the Fund without the approval of a majority of the outstanding voting securities of the Fund, and all material amendments to the Plan must be approved by a majority of the Board of Trustees and a majority of the Independent Trustees by votes cast in person at a meeting called for the purpose of voting on such amendment. The Plan may be terminated as to the Fund at any time by a vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding voting securities of the Fund. Any agreement implementing the Plan may be terminated at any time, without the payment of any penalty, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund, on not more than 60 days' written notice to the other party to the agreement, and any related agreement will terminate automatically in the event of its assignment. The Plan requires that the Board of Trustees receive at least quarterly written reports as to the amounts expended during each quarter pursuant to the Plan and the purposes for which such amounts were expended. While the Plan is in effect, the selection and nomination of those Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust shall be committed to the discretion of the disinterested Trustees then in office.


Pursuant to the Plan, the Trust has entered into a distribution agreement ("Agreement") with McDonald. This agreement provides that the Distributor will receive compensation for rendering personal services to shareholders of the Fund including providing shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their Fund accounts at an annual rate of .25% of the average daily net assets of the Fund and .25% of the value of the average daily net assets of the Fund for rendering other distribution services to the Fund. The Agreement may be terminated at any time, without penalty, by a vote of a majority of the Independent Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement is contingent on the continued effectiveness of the Trust's Distribution Expense Plan and automatically terminates in the event of its assignment. From the inception of the Fund through March 31, 1996, the Fund paid McDonald $0 as distribution fees and would have paid $37,112 if not for McDonald's waiver of fees. For the fiscal year ended March 31, 1997 the Fund paid McDonald $0 as distribution fees and would have paid $104,067 if not for McDonald's waiver of fees. For the fiscal year ended March 31, 1998, the Fund paid McDonald $88,483 as distribution fees and would have paid $141,445 if not for McDonald's waiver of fees. Of these amounts, one half was paid for rendering distribution services and one half for providing personnel services to shareholders of the Fund.


TRANSFER AGENT AND ACCOUNTING SERVICES AGREEMENT


Pursuant to the Transfer Agent and Accounting Services Agreement, Gradison provides transfer agent, dividend disbursing, and accounting services for the Fund. Gradison responds to inquiries from shareholders, processes purchase and redemption requests, maintains shareholder account records and provides statements and confirmations to shareholders and maintains the Fund's books and accounting records. From the inception of the Fund through March 31, 1996 the Fund paid McDonald $0 as transfer agent and accounting service fees and would have paid $61,601 if not for McDonald's waiver of fees. For the fiscal year ending March 31, 1997, the Fund paid McDonald $73,963 as transfer agent and accounting services fees and would have paid $91,507 if not for McDonald's waiver of fees. For the fiscal year ended March 31, 1998, the Fund paid McDonald $101,353 as transfer agent and accounting services fees. McDonald did not waive any of these fees for the fiscal year.


TRUSTEES AND OFFICERS OF THE TRUST

The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years and positions currently held with Gradison-McDonald Cash Reserves Trust ("GMCR"), Gradison Custodian Trust ("GCT"), and Gradison-McDonald Municipal Custodian Trust ("GMMCT"), Gradison, and McDonald, are listed below. All principal occupations have been held for at least five years unless otherwise indicated. Positions held with Gradison were formerly held with Gradison & Company Incorporated. Each trustee is a trustee of each of the four Gradison-McDonald investment companies.


* DONALD E. WESTON, (63) 580 Walnut Street, Cincinnati, Ohio. Trustee and Chairman of the Board; Chairman of Gradison and Director of McDonald & Company Investments, Inc. Director of Cincinnati Milacron Commercial Corp.

----------------
* Trustee who is interested and affiliated person, as defined by the Investment Company Act of 1940, of the Trust and the Adviser by virtue of stock ownership of the parent of the Adviser and employment by the Adviser.

(financing arm of capital goods manufacturer) (since January 1993); Chairman of the Board of GMCR, GCT, and GMMCT.


DANIEL J. CASTELLINI, (58) 312 Walnut Street, Cincinnati, Ohio. Trustee; Senior Vice President/Finance and Administration and Chief Financial Officer of the E.W. Scripps Company (communications).

THEODORE H. EMMERICH, (71) 1201 Edgecliff Place, Cincinnati, Ohio 45206. Trustee. Retired; Until 1986, managing partner (Cincinnati office) Ernst & Young (Public Accountants); Director of Carillon Fund, Inc.(investment company), American Financial Group, Inc.(insurance), Cincinnati Milacron Commercial Corp.; Trustee of Carillon Investment Trust and Summit Investment Trust (investment companies).

RICHARD A. RANKIN, (56) 1717 Dixie Highway, Suite 600, Fort Wright, Kentucky 41011. Trustee. Partner, Rankin and Rankin (Public Accountants).

JEROME E. SCHNEE, (57) 14 Walt Whitman, Morristown, NJ 07960, Trustee; Senior Director, Health Economics, Johnson & Johnson (Pharmaceuticals) since August 1996; Prior to that, Professor of Management, College of Business
Administration, University of Cincinnati (currently on leave of absence).

BRADLEY E. TURNER, (39) 580 Walnut Street, Cincinnati, Ohio 45202. President. Senior Managing Director and Director of McDonald; President of GMCR, GCT, and GMMCT.

WILLIAM J. LEUGERS, JR., (55) 580 Walnut Street, Cincinnati, Ohio. Managing Director. Portfolio Manager of the Gradison Established and Opportunity Value Funds.

JULIAN BALL, (46) 800 Superior Avenue, Cleveland, Ohio. Executive Vice President. Portfolio Manager of the Gradison Growth and Income Fund; First Vice President of McDonald since July 1994; prior to that, Vice President of Duff & Phelps Investment Management Company.

DANIEL R. SHICK, (49) 580 Walnut Street, Cincinnati, Ohio. Vice President (Gradison Established Value and Opportunity Value Funds); Managing Director of Gradison.

GARY H. MILLER, (35) 580 Walnut Street, Cincinnati, Ohio. Vice President (Gradison Established Value and Opportunity Value Funds); Associate Vice President of Gradison.

PATRICIA J. JAMIESON, (44) 800 Superior Avenue, Cleveland, Ohio 44114. Treasurer. Senior Managing Director and Chief Financial Officer of McDonald; Treasurer of GMCR, GCT, and GMMCT.

MARK A. FRIETCH, (39) 580 Walnut Street, Cincinnati, Ohio. Assistant Treasurer. Assistant Treasurer of GMCR, GCT, and GMMCT.

RICHARD M. WACHTERMAN, (51) 580 Walnut Street, Cincinnati, Ohio 45202. Secretary. Senior Vice President and General Counsel of Gradison; Secretary of GMCR, GCT, and GMMCT.


Trustees and officers of the Trust who are affiliated with the Adviser receive no remuneration from the Trust. Trustees who are not affiliated with the Adviser receive compensation as determined by the Board of Trustees. As of June 30, 8, the Trustees and Officers of the Trust owned an aggregate of less than 1% of the outstanding shares of the Fund. As of that date, no person was known to own 5% or more of the outstanding shares of the Fund.

Trustee Compensation Table

Name of Trustee    Aggregate Compensation            Total Compensation
                   From Trust for fiscal period      From Trust and fund
                   ending 3/31/98                    complex (3 Trusts)
                                                     paid to trustee for
                                                     calendar year
                                                     ending 12/31/97
                                                     ---------------
Donald E. Weston       0                               0

Theodore H. Emmerich   $7,000                        $ 25,000

Richard A. Rankin      $7,000                        $ 25,000

Jerome E. Schnee       $7,000                        $ 25,000

Daniel J. Castellini   $7,000                        $ 25,000


The Trust's deferred compensation plans allow trustees to defer receipt of trustees fees otherwise payable to them until a future date. Deferred amounts are credited with interest at a rate of equal to the yield of the Gradison U. S. Government Reserves Fund. The Trust does not maintain any other pension or retirement plans.


There are currently no amounts owing to any current trustee pursuant to the deferred compensation plan. As of March 31, 8, the amount of $9,523 was payable by the Trust to the beneficiary of a former trustee who is deceased and, as of March 31, 8, the amount of $35,085 was payable to that beneficiary by the Trust and the fund complex.


DESCRIPTION OF THE TRUST

The Trust is a diversified, open-end investment company organized under the laws of the State of Ohio by a Declaration of Trust dated May 31,

1983 which was amended on July 27, 1983. The Declaration of Trust provides for an unlimited number of full and fractional shares of beneficial interest, without par value, of any series authorized by the Board of Trustees. The Board of Trustees has authorized the issuance of shares of four series, representing the Fund, the Gradison Established Value Fund, the Gradison Opportunity Value Fund, and the Gradison Growth and Income Fund. Any additional series of shares must be issued in compliance with the Investment Company Act of 1940 and must not constitute a security that is senior to the shares offered pursuant to the Prospectuses. Each share of each series represents an equal, proportionate interest in the related Fund with each other share of that series. All shares are of the same class and are freely transferable. Upon issuance and sale in accordance with the terms of the offering, each share will be fully paid and nonassessable. Shares have no preemptive, subscription or conversion rights and are redeemable as set forth under "Redemption of Shares."

Holders of shares of each series are entitled to one vote per share; however, separate votes are taken by each series on matters specifically affecting the related fund. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting in any election of Trustees can elect all of the Trustees of the Trust if they choose to do so, in which event the holders of the remaining shares will be unable to elect a Trustee. Trustees were initially elected by the shareholders at the first annual meeting of shareholders and at a subsequent meeting of shareholders. Under the Declaration of Trust, no further meetings of shareholders are required to be held for the purpose of electing Trustees, unless less than a majority of Trustees holding office have been elected by the shareholders. Shareholders' meetings will be held only when required pursuant to the Declaration of Trust or the Investment Company Act of 1940, and when called by the Trust or shareholders pursuant to the Declaration of Trust. Pursuant to the Declaration of Trust, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by shareholders of record of not less than 10 percent of the Trust's outstanding shares. Whenever the approval of a majority of the outstanding shares of the Fund is required in connection with shareholder approval of the Investment Advisory Agreement or the Distribution Plan, or changes in the investment objective or the investment restrictions, a "majority" shall mean the vote of (i) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund, whichever is the lesser.

The assets of the Trust received upon the issuance of the shares of a fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to each such fund and constitute the underlying assets of each such fund. The underlying assets of the fund are segregated on the books of account and are to be charged with the liabilities in respect to each such fund and with a share of the general liabilities of the Trust. In the event of the termination and liquidation of the Trust, the holders of the shares of any series are entitled to receive, as a class, the underlying assets of the related fund available for distribution to shareholders.

The Trust is currently operating, and intends to continue to operate, in compliance with the Ohio law relating to business trusts. Under Ohio law, the shareholders of a complying business trust have no liability to third persons for obligations of the Trust, which are to be satisfied solely from the Trust's property. The Declaration of Trust provides that no Trustee, officer or agent of the Trust shall be personally liable to any person for any action or failure to act except (1) for his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties, (2) with respect to any matters as to which he or she did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Trust, or (3) in the case of any criminal proceeding, with respect to any conduct which he or she had reasonable cause to believe was unlawful.

INVESTMENT PERFORMANCE

                               Total Return

                             Percentage Change

           Since Inception                       Year Ending 3/31/98
             (annualized)
         (5/31/95 - 3/31/98)
Fund              9.54%                                 19.11%
Morgan Stanley                                          15.11%
EAFE/EMS Index*   9.98%


The results of the Fund assume reinvestment of dividends and other distributions. The performance results reflect historical performance and do not ensure future results. During the time period, the Fund's investment adviser waived the receipt of certain fees from the Fund and paid certain other expenses otherwise payable by the Fund which increased the return of the Fund. The termination of such expense waiver would reduce the future return of the Fund.

*The EAFE/EMS Index is the Morgan Stanley Capital International Europe Australia Far East plus Emerging Markets Index.

CUSTODIAN

Chase Manhattan Bank N.A. ("Chase") serves as Custodian for assets of the Fund. Pursuant to rules or other exemptions under the 1940 Act, the Trust may maintain foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. There is a risk of possible losses through holding securities in custodians and securities depositories in foreign countries. Chase, together with certain of its foreign branches and agencies and foreign banks and securities depositories acting as subcustodian to Chase will maintain custody of the securities and other assets of foreign issuers. Under these agreements, Chase has agreed to use reasonable care in the safekeeping of these securities and to indemnify and hold harmless the Trust from and against any loss which shall occur as a result of the failure of a foreign bank or securities depository holding such securities to exercise reasonable care in the safekeeping of such securities to the same extent as if the securities were held in New York. Pursuant to requirements of the Securities and Exchange Commission, Chase is required to use reasonable care in the selection of foreign subcustodians, and to consider the financial strength of the foreign subcustodian, its general reputation and standing in the country in which it is located, its ability to provide efficiently the custodial services required, and the relative costs for the services to be rendered by it. Each of the contracts with foreign subcustodians to be used for the Fund has been approved by the Board of Trustees, and the Board of Trustees will review annually the continuance of foreign custodial arrangements. No assurance can be given that expropriation, nationalization, freezes, or confiscation of assets that would impact assets of the Trust will not occur, and shareholders bear the risk of losses arising from these or other events.

ACCOUNTANTS

Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio 45202, is the independent public accountant for the Trust.

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP acts as legal counsel to the Trust.

MISCELLANEOUS

Blairlogie currently manages in excess of $600 million of international assets.

[Fact Sheet]
(GRAPHIC: Gradison Logo)
GRADISON
MUTUAL FUNDS

International Fund

Gradison International Fund seeks growth by investing in common stocks of companies based outside of the United States. The Fund generally invests at least 70% of its assets in developed markets and a maximum of 30% in emerging markets. Gradison believes that this hybrid strategy offers risk/reward trade-offs favorable to investors. Of course, international investing, particularly in emerging markets, involves greater risks as compared to U.S. investing, such as political instability and currency fluctuation.

Gradison has chosen Blairlogie Capital Management located in Edinburgh, Scotland, as subadviser to the Fund. Based on its research, Blairlogie has determined that the most important factor in international investing is the country decision. Blairlogie, therefore, follows a highly disciplined methodology that first identifies the countries that it believes offer the most favorable investment potential and then selects the individual investments in those countries.

It is generally the policy of Gradison International Fund to maintain as fully invested a position as practicable at all times.

Symbol: INTFX


         [Graphic of world map with the countries invested by the Fund highlighted. The following text reads over the map:

DEVELOPED MARKETS 77.26%, France 11.64%, Italy 10.52%, Japan 8.81%, Germany 8.16%, Great Britain 7.87%, Switzerland 6.85%, Finland 5.62%, Spain 5.53%, Portugal 4.86%, Netherlands 4.77%, Ireland 2.63%, EMERGING MARKETS 22.74%, Venezuela 4.12%, Turkey 4.02%, Israel 3.09%, Argentina 2.84%, Chile 2.77%, Hungary 2.71%, Mexico 1.81%, Poland 1.38%

The table above, showing the percentage of assets of the Fund invested in securities of each country indicated as of March 31, 1998, is subject to change.


Value of $1,000 Since Inception

Line chart stating "The value of a $1,000 investment made in the fund at inception with all dividends and capital gain distributions reinvested" with these plot points 6/95 - $1,003, 9/95 - $999, 12/95 - $1,015, 3/96 - $1,057,
6/96 - $1,090.00, 9/96 - $1,064.00, 12/96 - $1,074.00, 12/97 - $1,129.00, 3/98 -
1,295.

The performance quoted on this document and any attachment represents past performance. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Total return includes changes in share value and reinvestment of all distributions. Past performance does not ensure future results. Expense reimbursement increased return. See next page.

March 31, 1998
Graphic:  Photo of Two People Embracing


PORTFOLIO MANAGER PROFILES

(graphic: Photo Gavin Dobson)

Gavin Dobson
Chief Executive Officer
Blairlogie Capital Management

A Scottish lawyer by training, Gavin Dobson has twenty years of international investment experience that includes international corporate finance with Kleinwort Benson in London and President and Chief Operating Officer of Murray Johnstone International in Chicago. In 1992, Mr. Dobson was approached by Pacific Financial Asset Management to form an advisory firm dedicated exclusively to international investments. An author of numerous articles and a book on international investing, Gavin has degrees in Economics from Dundee University and Law from Edinburgh University.

(graphic: Photo James Smith)

James Smith
Chief Investment Officer
Blairlogie Capital Management

James Smith became a founding officer of Blairlogie Capital Management in 1992 following five years with Murray Johnstone International in Glasgow, Scotland, where he was Senior Portfolio Manager with responsibility for international asset allocation for North American clients as Vice Chairman of the company's Emerging Markets Group. Prior to that, Mr. Smith was an equity portfolio manager with Schroders in London. James has an Economics BSc. degree from London University and an MBA degree from Edinburgh University, and is an Associate of the Institute of Investment Research.

Profile of Gradison Mutual Funds

Gradison Mutual Funds is a division of McDonald & Company, a leading regional investment firm which acquired Gradison in 1991. As a registered investment advisor since 1974 and mutual fund advisors since 1976, Gradison currently manages in excess of $5 billion in Gradison Mutual Funds and individually managed accounts.

A prospectus for the International Fund or any other Gradison Fund may be obtained by calling 513/579-5700 or 800/869-5999. The prospectus contains more complete information. Read it carefully before you invest.


McDonald & Company Securities, Inc. - Distributor

GMFS 1059 INT 3/98

Average Annual Total Return
Chart stating periods ended 3/31/98, Quarter* +14.61%, 1 Year +19.11%, Since Inception (5/31/95) +9.54%

From the inception of the Fund (5/31/95) the investment adviser has paid certain Fund expenses which has had the effect of increasing the Fund's return. Expense reimbursement arrangements may be terminated at any time which would result in lower returns.

*Not annualized

International Fund
Opportunity Value Fund
Growth & Income Fund
Established Value Fund
Ohio Tax-Free Income Fund
Government Income Fund
Money Market Funds

(graphic: Logo
          Gradison Mutual Funds)

COVER PAGE
YOUR FUTURE STARTS TODAY

[Graphic  Photo of men, women, children and a dog]

Logo
Gradison

Mutual Funds
[Family of Funds brochure]

INSIDE COVER PAGE
YOUR FUTURE STARTS TODAY

Page 1

Whatever your goals or aspirations, whatever your objective. One thing is certain. An investment made today brings you that much closer to meeting that objective and reaching the goal. Whether it's starting a family, buying a house, saving for education, or planning for retirement. Time is critical. Hesitate and time will pass you by. Start today and the future is yours.

Page 2

THE MUTUAL FUND STORY
The first mutual fund company was established in 1924 as a private investment firm for its founders and is still in business today. By 1980, there were fewer than 600 mutual funds open to investors. Today, there are some 400 fund groups offering more than 6,000 mutual funds with investments totaling more than $3 trillion.

Increasingly, mutual funds are the preferred vehicle for individual investors who are starting and building an investment program. And today,

Gradison is a preferred name in mutual funds for a growing number of investors.

WHY MUTUAL FUNDS?

PROFESSIONAL MANAGEMENT

Mutual funds use investment professionals to manage the assets on a full-time basis. In addition to their dedicated time and experience, these investment advisers typically have access to extensive research and other analytical resources not available to most individual investors.

DIVERSIFICATION

Because a mutual fund has significantly more assets to invest than any individual participant, it can purchase and effectively manage a more diversified portfolio than can most individual investors.

FLEXIBILITY

A mutual fund is usually part of a family of funds. Fund families offer an exchange privilege that allow shareholders to reallocate assets quickly and easily among the various funds within that family of funds. Shares in any fund may be purchased or liquidated, often by a phone call, generally on any day that the New York Stock Exchange is open for business.

Page 3 WHY GRADISON MUTUAL FUNDS?

A RESPECTED NAME FOR SEVEN DECADES

A respected name for seven decades Gradison has been a recognized name in investment brokerage since 1925. The firm became a registered investment adviser in 1974 and established its first mutual fund in 1976. Today, Gradison offers seven mutual funds in a growing family of funds and manages more than $4 billion in assets in both mutual funds and individually managed accounts.

EXPERIENCED PORTFOLIO MANAGERS

Gradison portfolio managers average nearly 15 years of experience as professional portfolio managers and more than 20 years of experience in the investment field. We believe that this depth of first-hand experience, in both favorable and unfavorable market environments, sets us apart from those other fund managers who have yet to manage assets through a full market cycle.

SERVICE

         Low Minimum Investment of $1,000

         Convenient Automatic Dividend Reinvestment

         Automatic Investment Plan

         Automatic Withdrawals and Payment Plans

         Access To Funds

         Free Exchange Privileges

         Check Writing

         Wire Transfers

         Toll-Free Customer Service

         24-Hour Account Information

         Account Statements

         Year-End summary

         Quarterly Newsletter Shareholder

         Reports

                  Internet Access

Page 4

REACHING YOUR INVESTMENT GOALS

FIGHTING INFLATION

Inflation, the increase in the cost of living, has averaged 4% since 1926. While it has been lower in recent years, it has also been substantially higher--reaching 14% in the early 1980s. The surest way of beating inflation is to earn a rate of return on your investments that exceeds the rate of inflation.

Chart:          WHAT INFLATION REALLY MEANS

        1995  $139,000    Single Family Home

        2000  $177,403    [Graphic:  Picture of a

        2010  $288,971    partially built home]

        2025  $600,750

                Automobile          1995   $18,359
       Graphic  Picture of an       2000   $23,431

                automobile          2010   $38,167
                                    2025   $79,347

           Four Year Public University Education
           1995   $26,972    [Graphic  Picture of a

                             graduation cap and

           2000   $34,424    a diploma.]

           2010   $58,073

           2025   $116,571

         Sources: National Association of Realtors; Department of Commerce; College Board. Future prices are based on a hypothetical average annual inflation rate of 5%.

EDUCATION

The cost of four years at a private college, including tuition, fees, books and other miscellaneous expenses, now averages nearly $95,000. It is projected to reach $170,000 in a decade. The cost of a public college is expected to nearly double from an average of $45,000 to more than $80,000 over the next ten years. Most families realize that no matter when they start saving and investing for this purpose, it usually is not soon enough.

BUILDING WEALTH

Many investors overlook the potential of investing in their most productive years when their incomes are high enough to put aside investment assets and the demands on their income are less than they inevitably will be later. Such assets can be invaluable not only for retirement but as emergency assets for unforeseen occurrences in life.

RETIREMENT

Given the national debate on Social Security and Medicare, the need for investors to assure adequate retirement assets for both their active retirement years, and the possibility of their inactive care years, should be apparent. Many people look solely to their company retirement plans for such assurance and only realize the need for supplemental assets much later.

YOUR FAMILY'S FUTURE

Providing for the education of a child or grandchild may only be a part of an investor's concern for future generations. They may have achieved a sufficient level of personal success to be able to consider investing in order to pass along significant assets to provide these future generations with greater assurance for their financial well-being in an uncertain world.

[GRAPHIC Photo of two women embracing.]

Page 5

INTELLIGENT INVESTING

Time is the essential ingredient
Experience has shown that there is no substitute for time in investing. Historically, the sooner money has been put to work, and the longer it has been invested, the more likely positive returns have resulted. Conversely, aggressive investors are more likely to have volatile results for shorter periods. Clearly, investing for the long-term is considered one of the keys to successfully creating investment wealth.

THE RULE OF 72:

HELPING YOU IN TAXING TIMES

Certain measurements are well known rules in everyone's daily life. Most people learn early in life, for example, that twelve inches equals a foot and that three feet make a year. With investments, similar, but not as well known, measurement rules apply. The Rule of 72 allows potential investors to find out how long it will take to double their money. All you have to do is divide 72 by the estimated interest rate of an investment, and the answer is roughly the number of years needed to double an investment. Here's the formal equation:
Number of years to double the original investment = 72/ Interest Rate

Using the Rule

Check the table below to see some examples of how the Rule of 72 works.

                Rule of 72
 Rate of     (72 (divided by)      Years to     Years to
 Return       Interest Rate)        Double      Quadruple

   3%              72/3                24         48
   6%              72/6                12         24
   9%              72/9                 8         16


  12%              72+12                6         12

The rates of return shown are for illustrative purposes only and are not historical results or projections of the returns of any Gradison Mutual Fund.

(Pie Charts)

THE LONGER YOUR TIME FRAME, THE GREATER THE CHANCE OF REWARD

Percent of time stocks had positive results for rolling periods beginning December 31, 1925, and ended December 31, 1995.

   71%              89%            97%           100%
  1 year            5 year        10 year       15 Year
 holding           holding        holding       holding
 periods           periods        periods       periods

Stocks will often rise and fall in value over the short term. When investing for growth, the longer your investment time frame, the greater the chance equity investments will produce positive results.

Source: Ibbotson Associates, Chicago. Based on the performance of the S & P 500, an unmanaged index of stocks. This information is historical and is not a guarantee of future performance of the S & P 500 or any Gradison Mutual Funds.

THE POWER OF COMPOUNDING

The term "compounding" is usually applied to investment income that is constantly reinvested to generate additional income. However, the concept of compounding applies equally well to investment profits that are constantly reinvested. The compounding of income and profits over long periods of time can have a meaningful impact on overall investment results.

Again, time invested is invaluable.

(CHART)  THE POWER OF COMPOUNDING IN A HYPOTHETICAL $10,000 INVESTMENT IN THE
                                    S&P 500

$170,000                   $168,820...................
$150,000            In the time frame illustrated here,
$130,000            reinvestment of all income and
$110,000            dividends resulted in $168,820,
$ 90,000            while not reinvesting income
$ 70,000            and dividends results in $59,304.
$ 50,000                   $ 59,304...................
$ 30,000
$ 10,000

    1/1/69                                 12/31/95

This chart is for illustrative purposes only. There is, of course, no correlation between the total return for the S&P 500 and past or future performance of any Gradison Mutual Fund. The S&P 500 is an unmanaged index compiled by Standard & Poor's Corporation. Investors cannot invest in the S&P
500. Past performance cannot guarantee future results. Source: The American Funds Group

DISCIPLINED PERIODIC INVESTMENTS

It is our experience that the most difficult decision for most investors is not whether to invest, but when to invest. It is this dilemma that causes many investors to stay on the investment sidelines. Dollar cost averaging is a widely used investment concept in the purchase of mutual funds that allows investors to overcome this difficult decision by periodically investing(such as weekly, monthly, or quarterly) the same dollar amount over a long period of time. Gradison Mutual Funds offer a periodic investment plan to make the process easier and more systematic.

[CHART   DOLLAR COST AVERAGING CAN REDUCE YOUR AVERAGE COST PER SHARE]


            Investment          Share          Shares
             Amount             Price         Purchased

  March      $  500             $10.00           50
  June       $  500             $12.50           40
  September  $  500             $ 5.00          100
  December   $  500             $10.00           50
             $2,000             $37.50          240

                   Average Price Per Share
                   ($37.50 divided by 4)       $9.38
                   Average Cost Per Share
                   ($2,000 divided by 240)     $8.33

Dollar cost averaging will never result in better performance than picking the best times to invest, if you were able to do so. But dollar cost averaging allows you invest the same amount periodically as the Fund's share price fluctuates. You therefore will purchase more shares of the Fund in those months when the price per share is low and less shares when the price is high. Most importantly, dollar cost averaging can help investors make the commitment to invest.

Of course, dollar cost averaging does not assure a profit and does not protect against loss in declining markets. And since dollar cost averaging involves continuous, periodic investing, you should consider your ability to continue purchases over an extended period of time.

[(Graphic) Photo of two men, two women, a boy, girl and a dog walking.]

                         CONSIDER GRADISON MUTUAL FUNDS

Equity Funds                      Fixed Income Fund                Money Market Funds

Established Value Fund            Government Income Fund           U. S. Government Reserves
Growth & Income                   Ohio Tax Free  Income Fund       Municipal Cash Series 2
Fund                              High Yield Fund 1                Ohio Municipal Cash Trust 2
Opportunity Value Fund                                             Michigan Municipal Cash Trust 2
International Fund

1. Planned for 1997-1998 and sold by prospectus only.
2. Federated Advisers acts as investment adviser for these funds and Federated Securities Corp. acts as distributor.

PAGE 7

GRADISON EQUITY FUNDS

GRADISON ESTABLISHED VALUE FUND

The Established Value Fund invests for long-term capital growth using a disciplined stock selection process to identify investments from the large established companies that make up the Standard & Poor's 500 Composite Stock Price Index, and other similar sized companies, which the investment adviser considers to be undervalued. The stock selection process requires that companies meet a number of objectively measured criteria of value including the companies' relative book values, their price to earnings ratios, and other similar factors.

GRADISON GROWTH AND INCOME FUND

The Growth & Income Fund invests for long-term capital growth, as well as current income and growth of income. The Fund puts particular emphasis on identifying companies with higher than average growth rates, above average dividend returns, a history of paying increasing dividends, and which the investment adviser considers to be undervalued.

We believe that stocks meeting this criteria provide the opportunity for price appreciation and current income while tending to moderate risk.

GRADISON OPPORTUNITY VALUE FUND

The Opportunity Value Fund uses a disciplined stock selection process to identify smaller companies, generally with market capitalization of less than $500 million that meet a number of objectively measured criteria of value including the companies' growth rates, relative book value, their price to earnings ratios, and other similar factors and which the investment adviser considers to be undervalued. The securities of smaller companies generally are more volatile than those of larger companies.

GRADISON INTERNATIONAL FUND

Blairlogie Capital Management of Edinburgh, Scotland, the subadviser to the International Fund, employs a "hybrid strategy" that invests in both developed international markets and in emerging international markets. Using a disciplined methodology, Blairlogie first identifies the countries that offer the most favorable investment environment, and then selects the individual investments in those countries. Generally the amount invested in emerging markets will not exceed 30% of the Fund's assets. International investing, particularly in emerging markets, involves greater risks than U.S. investing, such as political instability and currency fluctuation.

THE CASE FOR COMMON STOCKS

Stocks, more than most other types of investments, have historically shown the ability to grow faster than inflation and to create wealth over long investment periods. An investor who has long-term goals of ten years or more should strongly consider equities as a significant part of his or her investment portfolio. Historically, the longer an investor has held a well diversified portfolio of stocks the better that investor has fared, as evidenced in the pie chart on page 5.

THE ADVANTAGES OF BONDS

Although bond portfolios have not provided returns as high as stocks over long periods of time (as illustrated in the graph on page 9), they have provided less volatility and more reliable income than stocks. Investors with a relatively short investment horizon, may need to avoid the volatility of stocks. For example when an investor because near retirement, at a time when assets are needed; or to add greater stability to a portfolio by combining both stocks and bonds. Importantly, bond mutual funds provide the ability to reinvest these cash flows immediately and completely to take full advantage of compounding.

Page 8

GRADISON FIXED INCOME FUNDS

GRADISON GOVERNMENT INCOME FUND

Designed to provide current monthly income from a portfolio of intermediate to long-term U.S. Government securities, the Fund's policy is to invest only in those Government securities that are guaranteed as to principal and interest by the full faith and credit of the United States Government and in repurchase agreements collateralized by such obligations. The Fund is managed with an emphasis on total return, that is the combined effect of both income and changes in share value. Although the securities in the portfolio are guaranteed as to principal and interest by the U.S. Government, the market value of the Fund's shares will fluctuate with changes in interest rates and other market conditions. Mortgage backed securities may be subject to prepayment risk.

[Graphic:  Photo of two young girls each sitting on an adult's shoulder.]

GRADISON OHIO TAX-FREE INCOME FUND

Designed for Ohio investors who can benefit from a portfolio of long-term municipal bonds that are exempt from both federal and Ohio income taxes, the Fund provides monthly income by investing in Ohio municipal securities issued to finance public institutions and public works, and in private activity municipal bonds. In order to gain favorable yields, the Fund invests up to 20% of its assets in securities that may be subject to the alternative minimum tax for some investors.

Page 9

INDICES OF INVESTMENTS

IN U. S. CAPITAL MARKETS

(Chart) Comparison of Investments in Small Company Stocks, Large Company Stocks, Long-Term Government Bonds, U. S. Treasury Bills to Inflation for the period beginning 1925 through 1995, $0 to $10,000. Ending values: Small

Company Stocks $3,822; Large Company Stocks $1,113; Long-Term Government Bonds $34; U. S. Treasury Bills $13; Inflation $9.

1926-1995

(YEAR-END 1925 = $1.00)

This chart is intended to show the growth of one dollar invested in different types of investments and the Consumer Price Index. It assumes reinvestment of all dividend and interest payments.

Past performance does not ensure further results.

SMALL COMPANY STOCKS are represented by the fifth capitalization quintile of stocks on the NYSE for 1926-1981 and thereafter, the performance of the Dimensional Fund Advisors (DFA) Small Company Fund;

LARGE COMPANY STOCKS are represented by the Standard & Poor's 500 Stock Composite Index (S&P 500);


LONG-TERM GOVERNMENT BONDS are represented by a one-bond portfolio with a maturity near twenty years;

U. S. TREASURY BILLS are represented by rolling over each month a one-bill portfolio containing, at the beginning of each month, the bill having the shortest maturity not less than one month.

INFLATION is represented by the Consumer Price Index for All Urban Consumers (CPI-U), not seasonably adjusted.

Source: Ibbotson, Roger G., and Rex A. Sinquefield, Stocks, Bonds, Bills, and Inflation (SBBI), 1995, updated in Stocks, Bonds, Bills, and Inflation 1996(TM), Ibbotson Associates, Chicago. All rights reserved. The indices and securities in the chart above do not reflect the actual portfolio composition, performance, or fees and expenses associated with investing in any Gradison Mutual Fund. The chart is not intended to imply future performance of any of these investments or any Gradison Mutual Fund. Performance figures of Gradison Mutual Funds are available by request from Gradison. The returns for stocks include reinvestment of dividends and interest. Government bonds and Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and fixed principal value.

In existing disclaimer replace "Past performance does not ensure future results" with: "The performance shown in the above chart is historical and is not intended to imply future performance of any of these investments or of any Gradison fund.

Page 10

GRADISON MONEY MARKET FUNDS

The money market funds offered by the Gradison Mutual Funds provide a full complement of services including checkwriting, high quality personalized checks, and the convenience of automatic sweeping of dividends from the Gradison Funds. The money market funds provide clear, monthly statements that include the name of the payees of any checks written against the account, as well as a highly useful year-end summary of all transactions. Graphic Photo of a man and woman seated next to one another going through documents.

GRADISON U. S. GOVERNMENT RESERVES

A full service money market fund designed to provide current money market yields by investing exclusively in securities issued by the U.S. Government, its agencies or instrumentalities. The fund has tax benefits in that it invests, to the greatest extent reasonable, only in selected U. S. Government securities that are not taxable by the states or by local governments.

MUNICIPAL MONEY MARKET FUNDS

Gradison also makes available a general municipal money market fund that provides income exempt from federal taxation and separate Ohio and Michigan money market funds that provide income that is not taxable at the federal state or local levels in those states. A portion of the income of both funds could be subject to the Alternative Minimum Tax (AMT) for investors who are subject to AMT.

For more complete information about the Gradison Funds, including sales charges and expense, please obtain the appropriate prospectuses from your investment consultant or call 800-869-5999. Please read the prospectuses carefully before you invest or send money. Investment returns and principal of the funds will fluctuate so that you may have a gain or a loss when you sell your shares. Money market funds are neither insured nor guaranteed by the U.S. Government or any other entity. There can be no assurance that these funds will maintain a constant net asset value of $1.00 per share.

(Graphic) Man and woman sitting at a desk opposite each other.

Page 11

WORKING WITH YOUR PROFESSIONAL INVESTMENT CONSULTANT

We believe that your professional investment consultant is in the best position to provide you with investment advice. Your consultant has the training and experience to provide you with guidance in making your investment decisions. We encourage you to share as much information as possible about your investment goals and your current personal and financial situation.

Above all, we suggest you ask your investment consultant whatever you feel you need to know to help you fully understand the investments you are making.

SERVICE YOU CAN COUNT ON

LOW MINIMUN INVESTMENT OF $1,000 Low subsequent investment minimums of $50.

CONVENIENT AUTOMATIC DIVIDEND REINVESTMENT of income dividends and/or capital gain dividends into any Gradison fund.

AUTOMATIC INVESTMENT PLAN allows authorization of regular, systematic investments from bank accounts, money market funds and automated payroll into any Gradison fund.

AUTOMATIC WITHDRAWALS AND PAYMENT PLANS Can be set up to pay you or designated payees a specified amount monthly or quarterly.

ACCESS Shares can be redeemed at the then-current market value on any business day.

EXCHANGE PRIVILEGES Including convenient telephone exchanges allows investors to move money from one Gradison Mutual Fund to another at any time.

CHECK WRITING For all money market funds includes high quality personalized checks, check payee names on account statements, and return of canceled checks. 4

WIRE TRANSFERS Specified amounts can be transferred to pre-authorized accounts at other financial institutions. 5

4. A fee applies to checks under $100.00
5. A fee applies to wires.

TOLL-FREE CUSTOMER SERVICE Knowledgeable shareholder service representatives are available during business hours at 800-869-5999.

24-HOUR ACCOUNT INFORMATION During non-business hours TeleFund 24 provides touch-tone access to the most recent prices of Gradison Mutual Funds, current money market yield, and balances on all Gradison Mutual Funds accounts.

ACCOUNT STATEMENTS Clear, concise and informative.

YEAR-END SUMMARY A highly useful summary of all activity.

QUARTERLY NEWSLETTER Your Future provides Gradison shareholders with timely information about investing, mutual funds and the Gradison family of funds.

SHAREHOLDER REPORTS Semiannual updates on fund strategy, performance and portfolio holdings.

INTERNET World Wide Web site www.gradisonfunds.com provides quarterly updates on Gradison Mutual Funds, as well as other information of interest to mutual fund investors.

GETTING STARTED

Whatever your goals or aspirations, whatever your objective. One thing is certain. An investment made today brings you that much closer to meeting that objective and reaching that goal. The most important thing is to get started. Call your Investment Consultant or contact Gradison Mutual Funds at 800-869-5999.

START TODAY AND THE FUTURE IS YOURS.

[Graphic:   Photo of a baby smiling.]
Back Cover
Logo
Gradison
Mutual Funds
1997 Gradison Mutual Funds   580 Walnut Street   Cincinnati, Ohio 45202
800/869-5999  513/579-5000   http:/WWW.gradisonfunds.com

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
May 1, 1988  to March 31, 1998

                                         5/1/88               3/31/98
                                         ------               -------
  GRADISON ESTABLISHED VALUE FUND       $10,000               $37,296
  S & P 500                             $10,000               $57,221


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                                        10 YEARS    5 YEARS   3 YEARS   1 YEAR
                                        --------    -------   -------   ------
  Established Value Fund                 14.21%      17.35%    23.07%   29.67%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Performance figures are historical. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Standard & Poor's (S&P) 500 Composite Stock Price Index is an unmanaged group of common stocks widely recognized as an index of market performance the investment returns of which do not include any securities transaction expenses. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS - 73.88%                VALUE
  ------        -------------------------             -----
                AEROSPACE/DEFENSE COMPANIES - 6.44%
   84,616       Lockheed Martin Corporation       $ 9,519,300
   80,000       Northrop Grumman Corporation        8,595,000
  126,400       Raytheon Company Cl. B              7,378,600
  140,000       Textron, Inc.                      10,780,000
                                                  -----------
                                                   36,272,900
                                                  -----------
                CHEMICALS - 2.03%
  255,000       Engelhard Corporation               4,845,000
  134,000       Hercules, Inc.                      6,616,250
                                                  -----------
                                                   11,461,250
                                                  -----------
                COMPUTING PRODUCTS - 9.69%
  400,000       Compaq Computer Corporation        10,350,000
  300,000       Data General Corporation(1)         5,306,250
  180,000       Harris Corporation                  9,382,500
  160,000       Intel Corporation                  12,480,000
  250,000       Sun Microsystems, Inc.(1)          10,421,875
  150,000       Tektronix, Inc.                     6,693,750
                                                  -----------
                                                   54,634,375
                                                  -----------
                CONSUMER  NON-DURABLES - 1.96%
  190,000       Coors (Adolph) Company Cl. B        6,602,500
  142,000       RJR Nabisco Holdings Corporation    4,446,375
                                                  -----------
                                                   11,048,875
                                                  -----------
                CONSUMER DURABLES - 6.69%
  150,000       Agco Corporation                    4,453,125
  133,000       Black & Decker Corporation          7,057,312
  190,000       Brunswick Corporation               6,626,250
   97,000       Goodyear Tire & Rubber
                (The) Company                       7,347,750
  100,000       Pulte Corporation                   4,650,000
  166,500       Snap-on, Inc.                       7,596,563
                                                  -----------
                                                   37,731,000
                                                  -----------

--------------------------------------------------------------------------------


                See accompanying notes to financial statements.

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

   SHARES           COMMON STOCKS (CONTINUED)         VALUE
   ------           -------------------------         -----
                ENERGY - 6.21%
  109,000       Ashland, Inc.                     $ 6,172,125
  145,000       Coastal Corporation                 9,443,125
  100,000       Nicor, Inc.                         4,225,000
  250,000       Pride International, Inc.(1)        5,968,750
   50,000       Royal Dutch Petroleum Company       2,840,625
   82,000       Western Atlas, Inc.(1)              6,344,750
                                                  -----------
                                                   34,994,375
                                                  -----------
                FINANCIAL SERVICES - 9.07%
   85,000       Beneficial Corporation             10,566,562
  100,000       Household International, Inc.      13,775,000
  150,000       Provident Companies                 5,146,875
   70,000       Transamerica Corporation            8,155,000
  225,000       Travelers, Inc.                    13,500,000
                                                  -----------
                                                   51,143,437
                                                  -----------
                INDUSTRIAL PRODUCTS - 9.82%
  118,000       Cooper Industries, Inc.             7,013,625
  180,000       Goodrich (B.F.) Company             9,191,250
  165,000       Ingersoll-Rand Company              7,909,688
  148,000       Johnson Controls, Inc.              8,981,750
  175,950       Parker Hannifin Corporation         9,017,438
  185,000       Premark International               6,128,125
  210,000       Timken Company                      7,100,625
                                                  -----------
                                                   55,342,501
                                                  -----------
                INSURANCE - 7.11%
  142,500       Berkley (W.R.) Corporation          6,750,937
   42,000       Hartford Financial Services Group   4,557,000
   82,000       MBIA, Inc.                          6,355,000
  110,000       Providian Corporation               6,318,125
  143,000       SAFECO Corporation                  7,811,375
   93,000       St. Paul Companies, Inc.            8,288,625
                                                  -----------
                                                   40,081,062
                                                  -----------
                RETAIL TRADE - 8.90%
  320,000       American Stores Company             8,320,000
  150,000       Dayton-Hudson Corporation          13,200,000
  135,000       Dillard's, Inc.                     4,986,562
  110,000       Federated Department Stores,
                  Inc.(1)                           5,699,375
  400,000       K Mart Corporation(1)               6,675,000
   99,000       Mercantile Stores, Inc.             6,651,563
  100,000       Supervalu, Inc.                     4,662,500
                                                  -----------
                                                   50,195,000
                                                  -----------
                SERVICES - 2.75%
  150,000       Fingerhut Companies, Inc.           3,890,625
  156,000       Pittston Brink's Group              5,947,500
  254,000       Wendy's International, Inc.         5,667,375
                                                  -----------
                                                   15,505,500
                                                  -----------
                TELECOMMUNICATIONS - 1.05%
  300,000       Andrew Corporation(1)               5,925,000
                                                  -----------
                TRANSPORTATION - 2.16%
  213,000       America West Holdings Co.(1)        5,458,125
  180,000       Norfolk Southern Corporation        6,727,500
                                                  -----------
                                                   12,185,625
                                                  -----------
                TOTAL COMMON STOCKS
                  (COST $211,226,984)             416,520,900
                                                  -----------

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

ESTABLISHED VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued

-----------------------------------------------------------------------------------------------------------------------
   PRINCIPAL                                                                                   INTEREST
    AMOUNT                             COMMERCIAL PAPER - 15.90%                  MATURITY     RATE(2)          VALUE
    ------                             -------------------------                  --------     --------         -----
  $10,000,000  Ameritech Corporation                                               4/08/98       5.44%      $ 9,989,422
   10,000,000  Eastman Kodak Co.                                                   4/09/98       5.51         9,987,756
   10,000,000  Tribune Co.                                                         4/17/98       5.48         9,975,644
   10,000,000  Goldman Sachs Group (The), L.P.                                     4/21/98       5.50         9,969,444
   10,000,000  American Express Company                                            4/29/98       5.48         9,957,378
   10,000,000  International Business Machines Credit Corporation                  5/05/98       5.48         9,948,245
   10,000,000  Avco Financial Services, Inc.                                       5/11/98       5.50         9,938,889
   10,000,000  Chevron Corporation                                                 5/13/98       5.47         9,936,183
   10,000,000  Equitable Resources, Inc.                                           5/20/98       5.51         9,925,071
                                                                                                            -----------
               TOTAL COMMERCIAL PAPER (COST $89,628,032)                                                     89,628,032
                                                                                                            -----------


----------------------------------------------------------------------------------------------------------------------
                                     REPURCHASE AGREEMENT - 10.22%
                                     -----------------------------
   57,610,000  First National Bank of Chicago, dated 3/31/98, collateral:
               U.S. Treasury Note 6.25%; due 5/31/00, market value $35,555,031 and U.S. Treasury 6.125%; due 12/31/01, market value $26,340,086
               (repurchase proceeds $57,619,362) (COST $57,610,000)                4/01/98      5.85        57,610,000
                                                                                                          ------------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1) (COST $358,465,016) - 100%                            $563,758,932
                                                                                                          ============

----------------------------------------------------------------------------------------------------------------------


  (1)  Non-income producing
  (2) For commercial paper, the interest rate is the discount rate at the time of purchase by the Fund. For the repurchase agreement, the rate shown reflects the actual rate of return to the Fund.

                 See accompanying notes to financial statements.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
February 28, 1995  to March 31, 1998

                                        2/28/95             3/31/98
                                        -------             -------
GRADISON GROWTH & INCOME FUND           $10,000             $20,355
S & P 500                               $10,000             $24,118


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                                          INCEPTION    3 YEARS   1 YEAR
                                          ---------    -------   ------
  Growth & Income Fund                      25.88%     26.20%    38.00%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Performance figures are historical. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Standard & Poor's (S&P) 500 Composite Stock Price Index is an unmanaged group of common stocks widely recognized as an index of market performance the investment returns of which do not include any securities transaction expenses. Expense reimbursement by the Fund's investment adviser increased return during the period shown. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS - 97.47%               VALUE
  ------        ----------------------               -----
                BANK SERVICES - 7.70%
   25,000       Huntington Bancshares, Inc.        $  909,375
   12,000       Morgan (J.P.) & Company, Inc.       1,611,750
   50,000       Norwest Corporation                 2,078,125
                                                   ----------
                                                    4,599,250
                                                   ----------
                CHEMICALS - 4.91%
   20,000       Avery-Dennison Corporation          1,067,500
   20,000       Du Pont (E.I.) de Nemours
                  & Company                         1,360,000
   20,000       Schulman, (A.), Inc.                  502,500
                                                   ----------
                                                    2,930,000
                                                   ----------
                CONSUMER DURABLES - 3.24%
   35,000       Cooper Tire & Rubber Company          831,250
   20,000       TRW, Inc.                           1,102,500
                                                   ----------
                                                    1,933,750
                                                   ----------
                CONSUMER NON-DURABLES - 14.66%
   30,000       Archer Daniels Midland Corporation    658,125
   10,000       Bestfoods                           1,168,750
   15,000       Heinz (H.J.) Company                  875,625
   40,000       International Flavors &
                  Fragrances, Inc.                  1,885,000
   20,000       Kellogg Company                       862,500
   20,000       Lancaster Colony Corporation          846,250
   20,000       Newell Company                        968,750
   15,000       Pepsico, Inc.                         640,312
   10,000       Procter & Gamble Company              843,750
                                                   ----------
                                                    8,749,062
                                                   ----------
                ENERGY - 9.27%
   15,000       Chevron Corporation                 1,204,687
   30,000       Exxon Corporation                   2,028,750
   30,000       Mobil Corporation                   2,298,750
                                                   ----------
                                                    5,532,187
                                                   ----------

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

GROWTH & INCOME FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

   SHARES           COMMON STOCKS (CONTINUED)         VALUE
   ------           -------------------------         -----
                FINANCIAL SERVICES - 8.32%
   25,000       American General Corporation       $1,617,187
   10,000       Cincinnati Financial Corporation    1,240,000
   10,000       Excel Limited                         775,000
   15,000       St. Paul Companies                  1,336,875
                                                   ----------
                                                    4,969,062
                                                   ----------
                HEALTHCARE & PHARMACEUTICALS - 8.52%
   20,000       American Home Products Corporation  1,907,500
   12,000       Bristol-Myers Squibb Company        1,251,750
   15,000       Merck & Co., Inc.                   1,925,625
                                                   ----------
                                                    5,084,875
                                                   ----------
                INDUSTRIAL PRODUCTS - 8.01%
   10,000       AMP Inc.                              438,125
   15,000       General Electric Company            1,292,812
   20,000       Hubbell, Inc.                       1,007,500
   30,000       Pall Corporation                      645,000
   25,000       Waste Management, Inc.                770,313
   35,000       Worthington Industries, Inc.          627,813
                                                   ----------
                                                    4,781,563
                                                   ----------
                RETAIL TRADE & SERVICES - 6.12%
   10,000       J.C. Penney Company, Inc.             756,875
   10,000       May Department Stores Co.             635,000
    7,000       McDonald's Corporation                420,000
   60,000       Reynolds & Reynolds Company Cl. A   1,312,500
   15,000       Walgreen Co.                          527,813
                                                   ----------
                                                    3,652,188
                                                   ----------

                TECHNOLOGY - 16.44%
   10,000       Automatic Data Processing, Inc.       680,625
   25,000       Diebold, Inc.                       1,100,000
   40,000       Hewlett Packard Company             2,535,000
   15,000       Intel Corporation                   1,170,000
   10,000       Minnesota Mining & Manufacturing
                  Company                             911,875
   15,000       Motorola, Inc.                        909,375
   50,000       Pitney-Bowes, Inc.                  2,509,375
                                                   ----------
                                                    9,816,250
                                                   ----------
                TELECOMMUNICATIONS - 7.68%
   50,000       Ameritech Corporation               2,471,875
   10,000       Bell Atlantic Corporation           1,025,000
   25,000       SBC Communications, Inc.            1,090,625
                                                   ----------
                                                    4,587,500
                                                   ----------
                TRANSPORTATION - 0.44%
   10,000       Comair Holdings                       265,000
                                                   ----------
                UTILITIES - 2.16%
   10,000       Duke Energy Company                   595,625
   25,000       Southern Corporation                  692,188
                                                   ----------
                                                    1,287,813
                                                   ----------
                TOTAL COMMON STOCKS
                  (COST $42,477,806)               58,188,500
                                                   ----------

--------------------------------------------------------------------------------

    PRINCIPAL                                                                                INTEREST
     AMOUNT                 REPURCHASE AGREEMENT - 2.53%                          MATURITY   RATE(1)         VALUE
     ------                 ----------------------------                          --------   --------        -----
   $1,510,000  First National Bank of Chicago, dated 3/31/98, collateral:
               U.S. Treasury Note 6.75%; due 6/30/99, market value $1,545,798
               (repurchase proceeds $1,510,245) (COST $1,510,000)                  4/01/98     5.85%         1,510,000
                                                                                                           -----------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1) (COST $43,987,806) - 100.00%                           $59,698,500
                                                                                                           ===========

--------------------------------------------------------------------------------

  (1) For the repurchase agreement, the interest rate shown reflects the actual rate of return to the Fund.


                 See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
May 1, 1988 to March 31, 1998

                                        5/1/88              3/31/98
                                        ------              -------
GRADISON OPPORTUNITY VALUE FUND         $10,000             $39,369
S & P 500                               $10,000             $57,221
RUSSELL 2000                            $10,000             $34,111


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                           10 YEARS    5 YEARS   3 YEARS   1 YEAR
                           --------    -------   -------   ------
  Opportunity Value Fund    14.88%      17.44%    26.92%   42.02%


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. Performance figures are historical. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The Russell 2000 Small Stock Index is an unmanaged group of stocks representative of small company stock performance; the Standard & Poor's (S&P) 500 Composite Stock Price Index is an unmanaged group of common stocks widely recognized as an index of market performance. The investment returns of these indices do not include any securities transaction expenses. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS - 72.85%               VALUE
  ------        ----------------------               -----
                AUTOMOTIVES - 4.60%
   25,000       Borg-Warner Auto, Inc.             $1,603,125
   30,000       Gleason Corporation                 1,051,875
   70,000       Intermet Corporation                1,557,500
   30,000       Motocar Parts & Acc.(1)               534,375
   30,000       Superior Industries International     995,625
  100,000       Wynn's International, Inc.          2,275,000
                                                  -----------
                                                    8,017,500
                                                  -----------
                BANKS - 10.12%
    4,000       First Empire State Corporation      1,999,500
   30,000       Firstar Corporation                 1,185,000
   39,000       Granite State Bankshares            1,057,875
   47,740       HUBCO, Inc.                         1,826,055
   46,125       Mercantile Bankshares Corporation   1,669,148
   12,000       National City Bankcorp(1)             406,500
   40,000       Old Kent Financial Corporation      1,535,000
   50,000       TCF Financial Corporation           1,696,875
   66,000       TR Financial Corporation            2,293,500
   20,000       Union Planters Corporation          1,243,750
   39,000       Westcorp, Inc.                        653,250
   40,000       Zions Bancorporation                2,090,000
                                                  -----------
                                                   17,656,453
                                                  -----------

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------
  SHARES        COMMON STOCKS (CONTINUED)            VALUE
  ------        -------------------------            -----
                BUILDING MATERIALS - 4.48%
   39,000       Butler Manufacturing Company      $ 1,404,000
   32,000       Cascade Corporation                   518,000
   25,000       Fibermark, Inc.(1)                    582,812
   45,000       Hughes Supply Company               1,628,438
   84,150       Republic Group, Inc.                1,714,556
   34,000       Texas Industries, Inc.              1,965,625
                                                  -----------
                                                    7,813,431
                                                  -----------
                BUSINESS SERVICES - 4.22%
   75,000       ABM Industries, Inc.                2,329,687
   38,000       Inacom Corporation(1)               1,049,750
   70,000       Merrill Corporation                 1,531,250
  100,000       Norstan, Inc.(1)                    2,450,000
                                                  -----------
                                                    7,360,687
                                                  -----------
                CHEMICALS - 1.94%
   30,000       Cambrex Corporation                 1,511,250
   45,000       Ferro Corporation                   1,321,875
   44,000       Stephan Company                       555,500
                                                  -----------
                                                    3,388,625
                                                  -----------
                COMPUTER PRODUCTS - 3.43%
   35,000       Adaptec, Inc.(1)                      686,875
   40,000       DRS Technologies, Inc.(1)             555,000
   70,000       Innovex, Inc.                       1,693,125
   45,000       Keane, Inc.(1)                      2,542,500
   30,000       Printronix, Inc.(1)                   498,750
                                                  -----------
                                                    5,976,250
                                                  -----------
                COMPUTER SERVICES - 1.77%
   60,000       Affiliated Computer
                  Services, Inc.(1)                 1,991,250
   19,000       Devon Group, Inc.(1)                1,099,625
                                                  -----------
                                                    3,090,875
                                                  -----------
                CONSUMER DURABLES - 1.47%
   46,000       Cannondale Corporation(1)             759,000
   42,000       Culp, Inc.                            861,000
   23,000       Thor Industries, Inc.                 941,563
                                                  -----------
                                                    2,561,563
                                                  -----------
                ELECTRONICS - 3.77%
   52,000       Coherent, Inc.(1)                   1,248,000
   40,500       CTS Corporation                     1,374,469
   54,000       EDO Corporation(1)                    486,000
   25,000       Electro Scientific Industries,
                  Inc.(1)                             962,500
   25,000       Esterline Technologies
                  Corporation(1)                    1,054,687
   34,000       Park Electrochemical Corporation      877,625
   20,000       Zero Corporation                      565,000
                                                  -----------
                                                    6,568,281
                                                  -----------
                ENERGY SERVICES - 1.70%
   20,000       Lone Star Technology, Inc.(1)         475,000
   20,000       SEACOR SMIT, Inc.(1)                1,163,750
   60,000       World Fuel Services Corporation     1,320,000
                                                  -----------
                                                    2,958,750
                                                  -----------
                FINANCIAL SERVICES - 2.88%
   18,000       AmeriCredit Corporation(1)            495,000
   20,000       D & N Financial Corporation(1)        555,000
   69,000       Raymond James Financial, Inc.       3,005,813
   35,000       Vermont Financial Services
                  Corporation                         966,875
                                                  -----------
                                                    5,022,688
                                                  -----------
                HEALTH CARE - 4.42%
   42,000       Genesis Health Ventures, Inc.(1)    1,181,250
   40,000       HealthSouth Corporation(1)          1,122,500
   35,000       Integrated Health Services, Inc.    1,375,937
   68,000       Mariner Health Group, Inc.(1)       1,147,500
   50,000       Universal Health Services, Inc.(1)  2,887,500
                                                  -----------
                                                    7,714,687
                                                  -----------
                HOTELS/CASINOS - 0.39%
   24,000       Harveys Casinos Resorts               681,000
                                                  -----------
                HOUSING - 4.68%
   50,000       D.R. Horton, Inc.                   1,062,500
   43,000       Lennar Corporation                  1,480,812
   43,000       LNR Property Corporation            1,150,250
   49,000       MDC Holdings, Inc.                    869,750
   60,000       Oakwood Homes Corporation           2,197,500
   50,000       Toll Brothers, Inc.(1)              1,406,250
                                                  -----------
                                                    8,167,062
                                                  -----------
                INDUSTRIAL PRODUCTS - 4.96%
   21,000       Carpenter Technology                1,134,000
   25,000       Chase Industries, Inc.(1)             773,437
   30,000       DT Industries, Inc.                 1,140,000
   35,000       Farr Company(1)                       665,000
   44,000       Gehl Company(1)                       935,000
   31,800       Met-Pro Corporation                   494,888
   55,000       MTS Systems Corporation               876,562
   10,000       Robbins & Meyers, Inc.                381,250
   22,000       Thomas Industries, Inc.               489,500
   32,000       Transtechnology Corporation           964,000
   25,000       United Dominion Industries, Inc.      810,938
                                                  -----------
                                                    8,664,575
                                                  -----------

--------------------------------------------------------------------------------



                See accompanying notes to financial statements.

OPPORTUNITY VALUE FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                INSURANCE COMPANIES - 7.22%
   60,000       American Bankers Insurance
                  Group, Inc.                     $ 3,870,000
   45,000       Fremont General Corporation         2,646,562
   52,000       HCC Insurance Holdings, Inc.        1,196,000
   40,000       Orion Capital Corporation           2,187,500
   29,000       Protective Life Corporation         2,117,000
   22,000       Selective Insurance Group, Inc.       585,750
                                                  -----------
                                                   12,602,812
                                                  -----------
                MEDICAL EQUIPMENT - 1.16%
   35,000       EMPI, Inc.(1)                         564,375
   31,000       Thermedics, Inc.(1)                   552,188
   30,000       West Company, Inc.                    903,750
                                                  -----------
                                                    2,020,313
                                                  -----------
                NATURAL RESOURCES - 4.20%
   29,000       Atchison Casting Corporation          453,125
   24,000       Florida Rock Industries               685,500
   40,000       Mueller Industries, Inc.(1)         2,532,500
   37,000       Quanex Corporation                  1,112,313
    5,000       Scope Industries                      315,313
   32,000       Southdown, Inc.                     2,230,000
                                                  -----------
                                                    7,328,751
                                                  -----------
                RETAIL TRADE & SERVICES - 1.93%
   43,000       BJ's Wholesale Club, Inc.(1)        1,677,000
   40,000       O'Charleys, Inc.(1)                   847,500
   45,000       Play By Play Toys &
                  Novelties, Inc.(1)                  838,125
                                                  -----------
                                                    3,362,625
                                                  -----------
                SEMICONDUCTORS - 1.46%
   50,000       Dallas Semiconductor Corporation    1,681,250
   40,000       Kulicke and Soffa Industries,
                  Inc.(1)                             870,000
                                                  -----------
                                                    2,551,250
                                                  -----------
                TELECOMMUNICATIONS - 0.29%
   30,000       Communication Systems, Inc.           511,875
                                                  -----------
                TRANSPORTATION - 1.76%
   75,000       Comair Holdings, Inc.               1,987,500
   30,000       U.S. Freightways Corporation        1,080,000
                                                  -----------
                                                    3,067,500
                                                  -----------
                TOTAL COMMON STOCKS
                  (COST $68,035,162)              127,087,553
                                                  -----------

--------------------------------------------------------------------------------

   PRINCIPAL                                                                            INTEREST
    AMOUNT                             COMMERCIAL PAPER - 12.84%           MATURITY     RATE (2)         VALUE
    ------                             -------------------------           --------     --------         -----
   $2,500,000  Ameritech Corporation                                        4/08/98       5.44%        2,497,356
    2,500,000  Eastman Kodak Co.                                            4/09/98       5.51         2,496,939
    2,500,000  Tribune Co.                                                  4/17/98       5.48         2,493,911
    2,500,000  Goldman Sachs Group (The), L.P.                              4/21/98       5.50         2,492,361
    2,500,000  American Express Company                                     4/29/98       5.48         2,489,344
    2,500,000  International Business Machines Credit Corporation           5/05/98       5.48         2,487,061
    2,500,000  Avco Financial Services, Inc.                                5/11/98       5.50         2,484,722
    2,500,000  Chevron Corporation                                          5/13/98       5.47         2,484,046
    2,500,000  Equitable Resources, Inc.                                    5/20/98       5.51         2,481,268
                                                                                                     -----------
               TOTAL COMMERCIAL PAPER (COST $22,407,008)                                              22,407,008
                                                                                                     -----------

--------------------------------------------------------------------------------

                                     REPURCHASE AGREEMENT - 14.31%
                                     -----------------------------
   24,960,000  First National Bank of Chicago, dated 3/31/98, collateral:
               U.S. Treasury Note 6.75%; due 6/30/99, market value
               $25,474,745 (repurchase proceeds $24,964,057)
               (COST $24,960,000)                                           4/01/98       5.85        24,960,000
                                                                                                    ------------
               TOTAL INVESTMENTS, AT VALUE (NOTE 1)
                 (COST $115,402,170) - 100%                                                         $174,454,561
                                                                                                    ============

--------------------------------------------------------------------------------

  (1)  Non-income producing
  (2) For commercial paper, the interest rate is the discount rate at the time of purchase by the Fund. For the repurchase agreement, the rate shown reflects the actual rate of return to the Fund.


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT
May 31, 1995 to March 31, 1998

                                        5/31/95                   3/31/98
                                        -------                   -------
GRADISON INTERNATIONAL FUND             $10,000                   $12,948
EAFE/EMS                                $10,000                   $12,843


AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MARCH 31, 1998

                                      INCEPTION                  1 YEAR
                                      ---------                  ------
International Fund                      9.54%                    19.11%


Since the Fund's inception, its investment adviser has been waiving receipt of certain fees otherwise due to be paid by the Fund and paying certain Fund expenses which increased the Fund's return. Waiver and reimbursement arrangements may be terminated which would lower future performance. Performance figures are historical. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. The EAFE/EMS Index is the Morgan Stanley Capital International Europe Australasia Far East plus Emerging Markets Index. Total returns shown include changes in share value and reinvestment of distributions.


PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

  SHARES        PREFERRED STOCKS - 0.76%               VALUE
  ------        ------------------------               -----
                GERMANY - 0.76%
      450       Man Ag-vorzugsaktien                 $113,027
      270       Sap Preferred                         114,827
                                                     --------
                TOTAL PREFERRED STOCKS
                  (COST $203,457)                     227,854
                                                     --------
--------------------------------------------------------------------------------
                Common Stocks - 99.24%
                ----------------------
                ARGENTINA - 2.84%
   39,350       Astra Cia Argentina De Petroleum       74,385
    9,497       Banco De Galicia Bue 'B'               58,512
    7,196       Banco Frances Rio Plata                72,333
   38,364       Dalmine Siderca Sa                    102,450
      541       IRSA (Inversiones y Representaciones
                SA) 144A ADR                           20,727
    9,040       Molinos Rio Plata 'B'                  22,152
    9,750       Perez Companc SA ADR                  132,038
    5,512       Telefonica de Argentina ADR           209,801
    4,800       YPF SA ADR                            163,200
                                                   ----------
                                                      855,598
                                                   ----------
                CHILE - 2.76%
    6,500       Banco Santander Chile ADR              91,406
    3,524       Chilgener SA ADR                       84,796
    1,750       Cia Cerveceria Unidas ADR              52,937
    7,000       Cia Telecommunications Chile ADR      192,938
    6,600       Empresa Nacional de Electridad
                  SA ADS                              127,050
    5,150       Enersis SA ADR                        162,547
    1,600       Madeco SA ADR                          27,700
    3,400       Maderas Y Sinteticos ADR               35,063
    1,300       Quimica y Minera SA ADR                57,200
                                                   ----------
                                                      831,637
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                FINLAND - 5.61%
    5,000       Enso Oy                            $   46,147
    1,200       Hartwall Oy                           141,113
    9,740       Metsa Serla Oy B Ord                   86,770
    2,070       Neste Oy                               61,224
    8,165       Nokia  AB Oy                          876,506
    5,200       Okobank Osuspankk                     100,062
       55       Rauma Oy                                1,019
    7,100       Rautaruuki Oy                          59,077
    4,880       Upm-Kymmene Oy                        124,336
      550       Viking Line AB                         21,069
    3,000       Werner Soderstrom                     133,630
    3,200       Yit Yhtyma                             39,056
                                                   ----------
                                                    1,690,009
                                                   ----------
                FRANCE - 11.64%
    1,308       Alcatel Alst                          245,525
    1,616       AXA                                   166,407
    5,050       Banque Nationale de Paris             392,461
    1,290       Cie De St Gobain                      212,373
    1,230       Credit Commercial de France           101,049
      880       Danone                                212,482
    1,720       Eaux (Cie Generale)                   279,277
      550       Eaux (Cie Generale) Warrant               617
    1,482       Elf Aquitaine                         194,229
    1,840       France Telecom SA                      97,053
    2,100       Groupe GTM                            163,371
      490       L'Oreal                               227,770
    2,050       Lafarge                               174,371
    2,050       Lafarge Rights                          2,680
    1,550       Peugeot SA                            267,185
      290       Pinault-Printemps -- Redoute SA       224,203
      752       Schneider SA                           57,896
    1,240       Societe Generale                      248,172
    1,120       Total SA                              134,493
    1,160       Valeo                                 102,038
                                                   ----------
                                                    3,503,652
                                                   ----------
                GERMANY - 7.41%
       25       Allianz AG DEM (REGD)                   7,496
      860       Allianz AG Holdings                   259,720
    2,700       Basf AG                               120,083
    6,315       Bayer AG                              288,887
    2,400       Commerzbank AG                         86,690
    1,450       Daimler-Benz AG                       133,291
    1,010       Degussa AG                             57,509
    1,200       Deutsche Telekom Bank AG               90,292
    1,400       Dresdner Bank AG                       63,742
      462       Mannesmann AG                         338,255
      160       Munchener Ruckversicheru               69,214
    3,000       Rwe Ag                                161,409
    2,120       Siemens AG                            141,919
    4,232       Veba AG                               300,236
      138       Volkswagen AG                         108,052
      138       Volkswagen AG Rights                    2,507
                                                   ----------
                                                    2,229,302
                                                   ----------
                HUNGARY - 2.71%
    1,500       Danibius Hotels(1)                     39,379
      650       Graboplast Textiles Rt.                26,450
    6,900       Magyar Olaj Es Gazipari Rt.           211,550
   42,000       Matav                                 258,918
    2,900       OTP Bank Rt.                          147,508
    1,250       Richter Gedeon Rt.                    131,528
                                                   ----------
                                                      815,333
                                                   ----------
                IRELAND - 2.63%
   22,500       Allied Irish Banks Ord                276,077
   14,100       CRH Ord                               211,901
    8,800       Irish Life Ord                         80,355
    6,000       Kerry Group A Ord                      79,898
   49,900       Smurfit Jefferson Ord                 143,068
                                                   ----------
                                                      791,299
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                ISRAEL - 3.09%
    3,800       Agis Industries                    $   27,216
   33,000       Bank Leumi Le-Israel BM                62,385
   21,600       Bezeq Israel Telecommunications        58,283
   40,000       Bk Hapoalim BM                        109,485
    3,800       Blue Square Chain Stores(1)            41,879
    2,800       Eci Telecommunications ADR             86,100
    1,740       Elite Industries                       55,306
    2,000       Formula Systems(1)                     81,836
   63,000       ICl-Israel Chemical                    75,552
   37,000       Industrial Building                    63,065
      880       Koor Industries Ltd.                  109,441
   15,800       Supersol Ltd.                          51,098
    2,530       Teva Pharmaceutical Industries Ltd.   108,931
                                                   ----------
                                                      930,577
                                                   ----------
                ITALY - 10.52%
   13,500       Alleanza Assicuraz                    214,542
    8,120       Assicurazioni Generali SpA            250,076
   58,400       BCA Communicatios Italiana            291,069
    6,240       Benetton Group SpA                    130,968
   12,500       Danieli & Company                     121,587
   24,000       Edison SpA                            201,817
   61,500       Eni SpA                               418,579
   43,600       Fiat SpA                              181,705
   61,000       Istituto Nazionale delle
                  Assicurazioni                       197,559
   18,300       Instituto Mobiliare Italiano          296,841
   15,000       Italcementi SpA                       175,908
   52,110       Telecom Italia SpA                    410,211
   51,000       TIM SpA                               273,751
                                                   ----------
                                                    3,164,613
                                                   ----------
                JAPAN - 8.82%
    6,600       Aoyama Trading Company                158,379
    3,000       Bridgestone Corporation                67,941
    4,000       Canon                                  90,288
    6,200       Fanuc                                 213,871
    6,000       Fuji Photo Film Company               223,170
   19,000       Fujisawa Pharmaceutical Company       169,552
   28,000       Hitachi Ltd.                          203,673
    1,000       Ito-yokado Co Ltd.                     54,143
   17,000       Kirin Brewery Company                 151,705
    6,000       Matsushita Electric Works              96,287
   19,000       Mitsubishi Chemical Corporation        72,238
   65,000       Mitsui O.S.K. Lines Ltd.(1)           108,698
    6,000       Murata Manufacturing Company          165,578
    8,000       Nec Corporation                        80,389
       42       Nippon Telgraph & Telephone Company   174,802
   18,000       Sumitomo Bank                         183,576
   22,000       Sumitomo Trust & Banking              142,046
   10,000       Tokio Marine & Fire Insurance         111,735
    4,200       Tokyo Electric                         79,369
    4,000       Toyota Motor Corporation              106,486
                                                   ----------
                                                    2,653,926
                                                   ----------
                MEXICO - 1.81%
    5,250       Alfa SA de CV Ser A                    29,708
    6,450       Cemex SA                               29,229
   21,802       Cifra SA de Cv Servnpv                 39,776
    8,500       Controlodora Comercial
                  Mexicana SA de CV                    10,398
    1,850       Desc SA de CV Ser B                    13,531
      106       Desc SA de CV Ser C                       809
    4,700       Empresas La Modern A(1)                23,313
    2,800       Fomento Economico Mexico SA de CV      20,216
    5,050       Grupo Carso SA de CV Ser A1            31,304
   11,554       Grupo Financiero Banamex
                  Accival SA de CV(1)                  27,102
    7,172       Grupo Industrial Bimbo SA              18,945
    8,150       Grupo Mexico SA                        26,313
    4,850       Grupo Modelo Sa de Cv                  40,939
      780       Grupo Televisa GDS(1)                  28,567
    3,900       Industrias Penoles SA                  16,483
    5,950       Kimberly Clark de Mexico SA            30,736
    2,620       Telefonos de Mexico ADR               147,703
      500       Tv Azteca ADS(1)                        9,813
                                                   ----------
                                                      544,885
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                NETHERLANDS - 4.77%
    3,064       ABN-AMRO Holdings NV               $   70,696
      350       Akzo Nobel NV                          71,102
    4,000       Elsevier NV                            65,813
    1,500       Fortis Amev NV                         88,503
    2,200       Ing Groep NV                          124,844
    1,800       Koninklijke PTT Nederland NV           93,252
    1,300       Philips Electronic                     95,410
    7,280       Royal Dutch Petroleum                 412,073
    2,440       Unilever NV                           164,564
    1,500       Vendex International NV                94,979
    4,480       Ver Ned Uitgevers                     153,225
                                                   ----------
                                                    1,434,461
                                                   ----------
                POLAND - 1.38%
      900       Agros Holding SA(1)                    20,982
    1,900       Amica Wronki(1)                        35,491
      300       Bank Przemyslowo Handlowy SA           23,893
    1,900       Bank Rozwoju Eksportu SA               52,824
      800       Bank Slaski SA                         57,922
   35,100       BIG Bank Gdanski SA                    49,301
      700       Debica SA                              18,245
    9,300       Elektrim Spolka Akcyjna SA            115,814
    4,600       Polifarb Cieszyn-Wroclaw SA(1)         19,184
    2,800       Stomil Olsztyn SA                      21,894
                                                   ----------
                                                      415,550
                                                   ----------
                PORTUGAL - 4.86%
    3,400       Banco Comercial Portugues SA          109,776
    3,400       Banco Comercial Portugues SA Rights    11,005
    5,450       Banco Espirito Santo                  251,790
    1,200       Brisa-Auto Estradas de
                  Portugal SA(1)                       54,806
    3,460       Cimpor (Cimentos de Portugal)         121,926
    9,800       Electricidade de Portugal             227,415
    1,650       Investec Consultadoria
                  Internacional(1)                     66,647
    1,895       Jeronimo Martins                       77,944
    4,000       Mundial Confianca(1)                  129,360
    6,630       Portugal Telecom SA                   344,848
    1,440       Sonae Investimentos Socieda de Gestora
                  de Participacoes Sociais SA          67,782
                                                   ----------
                                                    1,463,299
                                                   ----------
                SPAIN - 5.53%
    2,000       Argentaria Corp Bc                    165,594
    6,800       Autopistas, Concesionari              112,604
    5,300       Banco Bilbao Vizcaya SA               248,780
      700       Banco Central Hispanoame               22,425
      700       Banco Central Hsp Rights                  553
    1,450       Banco Popular Espanol                 140,742
    2,200       Banco Santander SA                    109,572
    5,400       Empresa Nacional de Electricid SA     129,832
    1,600       Gas Natural                            99,866
      800       Gas Y Electricidad Sa                  64,709
   10,600       Iberdrola SA                          161,015
    1,700       Repsol SA                              86,727
    7,300       Telefonica de Espana                  321,736
                                                   ----------
                                                    1,664,155
                                                   ----------
                SWITZERLAND - 6.85%
       72       ABB AG                                107,588
      238       Ciba Specialty Chemical Nw             30,443
      125       Clariant AG                           134,881
      944       Credit Suisse Group                   188,864
       99       Holderbank Finance Glaris AG          103,904
       30       Kuoni Reisen Holdings                 150,543
      138       Nestle SA                             263,691
      253       Novartis AG                           447,754
       29       Roche Holdings AG                     313,876
      150       Schweiz Bankgesellschaft              245,001
      650       Tag Heuer                              73,976
                                                   ----------
                                                    2,060,521
                                                   ----------
                TURKEY - 4.03%
  632,700       Adana Cimento Sanayii                  41,606
  624,237       Akal Tekstil Sanayii                   15,650
  953,203       Akbank                                 69,539
1,770,000       Arcelik AS                            152,769
  323,000       Aygaz AS                               45,800
   57,000       Bagfas Bandirma Gubre AS               56,810
1,562,000       Brisa AS                               78,643
  687,000       Ege Biracilik Ve Malt SA               98,825
  851,000       Eregli Demir Celik                    106,677
   73,000       Ford Otomotiv Sanayi AS                45,005
   73,650       Migros Turk TAS                        65,081
  119,000       Netas Telekomunik AS(1)                37,660
  906,000       Sabanci Holding                        53,062
  794,240       T Sise Cam                             28,073
3,557,000       Turkiye Garanti Bankasi               140,345
  69,7000       Turkiye Is Bankasi                     74,481
 294,5000       Yapi Ve Kredi Bankasi                 101,673
                                                   ----------
                                                    1,211,699
                                                   ----------
--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

INTERNATIONAL FUND
--------------------------------------------------------------------------------
                                                                  March 31, 1998

PORTFOLIO OF INVESTMENTS Continued
--------------------------------------------------------------------------------

  SHARES        COMMON STOCKS (CONTINUED)             VALUE
  ------        -------------------------             -----
                UNITED KINGDOM - 7.87%
    6,640       Abbey National PLC                $   128,651
    7,600       Boots Co. PLC                         121,797
    4,600       British Petroleum                      66,401
    8,500       British Telecom PLC                    92,522
    5,900       Commercial Union PLC                  115,202
    3,550       Glaxo Wellcome                         95,533
    3,930       HSBC Holdings                         128,201
    9,500       IMI PLC                                72,385
   16,000       Lasmo PLC                              73,950
   17,059       Lloyds TSB Group PLC                  265,388
    6,200       National Power PLC                     63,541
    9,400       Prudential PLC                        138,208
   11,429       Scot Power                            107,561
    9,100       Scottish & Newcastle PLC              144,007
   10,050       Shell Transport & Trading PLC          73,883
   13,600       Smith Kline Beecham                   171,948
    8,300       Tesco                                  83,256
   15,200       Unilever PLC                          143,815
   11,580       Wolseley PLC                           89,009
    4,490       Zeneca Group PLC                      193,538
                                                  -----------
                                                    2,368,796
                                                  -----------
                VENEZUELA - 4.11%
  106,356       Banco Provincial                      192,478
   12,550       Compania Anonima Nacional
                  Telefonos De Venezuela              524,747
  259,750       Electricid Caracas                    244,938
    9,450       Mavesa SA 144A ADR                     49,613
  363,850       Sider Venezuela ADR                   100,504
   82,231       Venezolana De Cemento                 125,320
                                                  -----------
                                                    1,237,600
                                                  -----------
                TOTAL COMMON STOCKS
                  (COST $23,545,447)               29,866,912
                                                  -----------

                TOTAL INVESTMENTS,
                  AT VALUE (NOTE 1)
                  (COST $23,748,904) - 100%       $30,094,766
                                                  ===========

--------------------------------------------------------------------------------

  (1)  Non-income producing
       The following abbreviations are used in this portfolio:
       ADR - American Depository Receipts; ADS - American Depository Shares;
       GDS - Global Depository Shares
       144A - These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. See Note 1 of the Notes to Financial Statements for valuation policy. Rule 144A securities amounted to $70,339 as of March 31, 1998.

--------------------------------------------------------------------------------
SUMMARY OF INVESTMENTS BY INDUSTRY

                                    % OF
                                   TOTAL
INDUSTRY                         INVESTMENTS
--------                         -----------
Automotive                          3.73%
Banking                            17.46
Beverages and Tobacco               2.24
Broadcasting and Publishing         1.52
Building Materials                  4.00
Business Services                   0.93
Chemicals                           4.50
Construction and Housing            1.21
Diversified Companies               4.08
Electronics                         6.77
Energy                              7.65
Financial Services                  1.96
Food and Household Products         3.78
Forest Products and  Paper          1.40
Health and Personal Care            4.30
Household Appliances and Durables   1.14
Insurance                           6.08
Machinery and Engineering           1.53
Materials and Commodities           0.60
Merchandising                       3.10
Metals and Mining                   0.39
Real Estate                         0.07
Steel                               0.89
Telecommunications                 13.86
Textiles and Apparel                0.58
Tourism                             0.50
Transportation                      0.76
Utilities                           4.97
                                  ------
                                  100.00%
                                  ======

--------------------------------------------------------------------------------

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                                  March 31, 1998

                                                         ESTABLISHED       GROWTH &      OPPORTUNITY     INTERNATIONAL
                                                          VALUE FUND      INCOME FUND     VALUE FUND         FUND
                                                         -----------      -----------    -----------     -------------
ASSETS
   Investments in securities, at cost                    $358,465,016    $43,987,806    $115,402,170     $23,748,904
                                                         ============    ===========    ============     ===========
   Investments in securities, at value (Note 1)          $563,758,932    $59,698,500    $174,454,561     $30,094,766
   Cash                                                       187,719         10,468          30,931       2,043,534
   Foreign currency, at value (Note 1) (Cost $619,985)             --             --              --         584,859
   Receivable for securities sold                                  --             --         328,189         596,412
   Receivable for Fund shares sold                          3,687,669        339,549       1,127,047          21,075
   Dividends and interest receivable                          492,337        112,195          63,521          58,331
   Forward foreign exchange currency contracts,
     at value (Note 1)                                             --             --              --          66,315
   Prepaid expenses and other assets                           23,056          7,488          11,031           4,104
   Organization expenses, net (Note 1)                             --          2,526              --          10,356
                                                         ------------    -----------    ------------     -----------
     TOTAL ASSETS                                         568,149,713     60,170,726     176,015,280      33,479,752
                                                         ------------    -----------    ------------     -----------
LIABILITIES
   Payable for Fund shares redeemed                           388,782         16,537         153,105          27,625
   Payable for securities purchased                                --             --              --          91,553
   Accrued investment advisory fee (Note 2)                   231,912         29,639          85,196          20,568
   Other accrued expenses payable to adviser (Note 2)         257,653         31,373          85,878          37,518
   Other accrued expenses and liabilities                      16,814          2,025           6,852          20,850
   Futures variation margin payable                                --             --              --           3,462
                                                         ------------    -----------    ------------     -----------
     TOTAL LIABILITIES                                        895,161         79,574         331,031         201,576
                                                         ------------    -----------    ------------     -----------
NET ASSETS                                               $567,254,552    $60,091,152    $175,684,249     $33,278,176
                                                         ============    ===========    ============     ===========
NET ASSETS CONSIST OF:
   Aggregate paid-in capital                             $346,809,964    $44,250,538    $109,964,485     $27,448,501
   Accumulated undistributed net investment
     income (loss)                                            305,847          3,901         206,426          12,679
   Accumulated undistributed net realized
     gains (losses)                                        14,844,825        126,019       6,460,947        (540,694)
   Net unrealized appreciation of investments             205,293,916     15,710,694      59,052,391       6,345,862
   Net unrealized appreciation on translation
     of assets and liabilities in foreign currency                 --             --              --          11,828
                                                         ------------    -----------    ------------     -----------
NET ASSETS                                               $567,254,552    $60,091,152    $175,684,249     $33,278,176
                                                         ============    ===========    ============     ===========
SHARES OF CAPITAL STOCK OUTSTANDING
   (no par value - unlimited number of shares
      authorized)                                          16,713,114      2,072,968       6,298,471       1,739,146
                                                         ============    ===========    ============     ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (Note 1)        $33.94         $28.99          $27.89          $19.13
                                                         ============    ===========    ============     ===========

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                                               For the year ended March 31, 1998

                                                  ESTABLISHED       GROWTH &      OPPORTUNITY     INTERNATIONAL
                                                   VALUE FUND      INCOME FUND     VALUE FUND         FUND
                                                  -----------      -----------    -----------     -------------
INVESTMENT INCOME:
   Dividends, net of foreign withholding taxes   $  5,183,890     $   890,955     $   940,214      $  432,272
   Interest                                         7,688,489         143,096       2,143,373         145,489
                                                 ------------     -----------     -----------      ----------
     TOTAL INVESTMENT INCOME                       12,872,379       1,034,051       3,083,587         577,761
                                                 ------------     -----------     -----------      ----------
EXPENSES:
   Investment advisory fee (Note 2)                 2,580,124         267,848         881,658         282,889
   Distribution (Note 2)                            2,454,412         206,037         710,599         141,445
   Transfer agency fees (Note 2)                      303,442          47,227         130,769          41,353
   Accounting services fees (Note 2)                   80,669          40,000          40,000          60,000
   Custodian fees (Note 1)                             23,598          12,002          19,263          79,583
   Registration fees                                   43,019          23,113          32,427          18,955
   Professional fees                                   14,022          12,937          12,758          32,716
   Printing                                            40,438           7,236          15,904           5,889
   Trustees' fees (Note 2)                              7,067           6,394           6,618           7,050
   Amortization of organization expense (Note 1)           --           1,153              --           4,746
   Other                                               27,303           3,321           8,356           3,285
                                                 ------------     -----------     -----------      ----------
     GROSS EXPENSES                                 5,574,094         627,268       1,858,352         677,911
     LESS FEES WAIVED BY THE ADVISER (Note 2)              --              --              --        (112,829)
     LESS EARNINGS CREDITS ON CASH BALANCES
       (Note 1)                                        (4,374)        (12,002)         (2,140)             --
                                                 ------------     -----------     -----------      ----------
     NET EXPENSES                                   5,569,720         615,266       1,856,212         565,082
                                                 ------------     -----------     -----------      ----------
NET INVESTMENT INCOME                               7,302,659         418,785       1,227,375          12,679
                                                 ------------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
   Net realized gain (loss) on investments         41,231,389         278,290      20,508,362        (254,868)
   Net realized loss on foreign currency
     transactions                                          --              --              --        (208,788)
   Net change in unrealized appreciation
     of investments                                79,580,611      12,198,030      26,917,903       5,495,316
   Net change in unrealized depreciation
     of foreign currency transactions                      --              --              --          13,438
                                                 ------------     -----------     -----------      ----------
NET REALIZED AND UNREALIZED GAINS ON
  INVESTMENTS                                     120,812,000      12,476,320      47,426,265       5,045,098
                                                 ------------     -----------     -----------      ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $128,114,659     $12,895,105     $48,653,640      $5,057,777
                                                 ============     ===========     ===========      ==========


--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                         ESTABLISHED VALUE FUND       GROWTH & INCOME FUND      OPPORTUNITY VALUE FUND
                                               YEAR ENDED                  YEAR ENDED                  YEAR ENDED
                                         ----------------------     -----------------------    ------------------------
                                          3/31/98       3/31/97       3/31/98       3/31/97       3/31/98       3/31/97
                                          -------       -------       -------       -------       -------       -------
FROM OPERATIONS:
   Net investment income (loss)     $   7,302,659  $  6,257,379  $    418,785  $    242,652  $  1,227,375  $    984,370
   Net realized gain (loss) on
     investments                       41,231,389    37,844,738       278,290       337,124    20,508,362     9,839,496
   Net realized loss on foreign
     currency transactions                     --            --            --            --            --            --
   Net change in unrealized
     appreciation of investments       79,580,611    11,774,353    12,198,030     2,325,455    26,917,903     1,731,084
   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                        --            --            --            --            --            --
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Net increase in net assets
       resulting from operations      128,114,659    55,876,470    12,895,105     2,905,231    48,653,640    12,554,950
                                    -------------  ------------  ------------  ------------  ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income               (7,488,999)   (6,248,864)     (483,144)     (190,392)   (1,400,935)     (780,766)
   Net realized capital gains         (39,693,896)  (32,341,951)     (376,650)     (112,745)  (18,567,761)   (9,624,857)
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Decrease in net assets from
       distributions to shareholders  (47,182,895)  (38,590,815)     (859,794)     (303,137)  (19,968,696)  (10,405,623)
                                    -------------  ------------  ------------  ------------  ------------  ------------
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold          177,661,831   150,040,288    28,457,239    13,724,115    97,738,720    74,520,949
   Net asset value of shares
     issued in reinvestment
     of distributions                  46,070,717    37,843,938       837,101       297,051    19,731,335    10,317,863
   Payments for shares redeemed      (167,135,296) (141,861,173)   (6,940,220)   (2,898,897)  (84,921,607)  (75,515,812)
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Net increase in net assets from
       Fund share transactions         56,597,252    46,023,053    22,354,120    11,122,269    32,548,448     9,323,000
                                    -------------  ------------  ------------  ------------  ------------  ------------
TOTAL INCREASE IN NET ASSETS          137,529,016    63,308,708    34,389,431    13,724,363    61,233,392    11,472,327
NET ASSETS:
   Beginning of year                  429,725,536   366,416,828    25,701,721    11,977,358   114,450,857   102,978,530
                                    -------------  ------------  ------------  ------------  ------------  ------------
   End of year                      $ 567,254,552  $429,725,536  $ 60,091,152  $ 25,701,721  $175,684,249  $114,450,857
                                    =============  ============  ============  ============  ============  ============
   Undistributed net investment
     income (Note 1)                $     305,847  $    753,874  $      3,901  $     63,881  $    206,426  $    379,986
                                    =============  ============  ============  ============  ============  ============
NUMBER OF FUND SHARES:
   Sold                                 5,536,829     5,266,990     1,118,081       674,493     3,748,080     3,262,371
   Issued in reinvestment of
     distributions to shareholders      1,493,854     1,334,128        33,607        14,650       796,600       454,117
   Redeemed                            (5,224,469)   (4,986,154)     (275,439)     (141,301)   (3,272,472)   (3,315,616)
                                    -------------  ------------  ------------  ------------  ------------  ------------
     Net increase in shares
       outstanding                      1,806,214     1,614,964       876,249       547,842     1,272,208       400,872
   Outstanding at beginning of year    14,906,900    13,291,936     1,196,719       648,877     5,026,263     4,625,391
                                    -------------  ------------  ------------  ------------  ------------  ------------
   Outstanding at end of year          16,713,114    14,906,900     2,072,968     1,196,719     6,298,471     5,026,263
                                    =============  ============  ============  ============  ============  ============


--------------------------------------------------------------------------------



                                            INTERNATIONAL FUND
                                                 YEAR ENDED
                                         ------------------------
                                            3/31/98       3/31/97
                                            -------       -------
FROM OPERATIONS:
   Net investment income (loss)        $     12,679  $    (27,104)
   Net realized gain (loss) on
     investments                           (254,868)      690,706
   Net realized loss on foreign
     currency transactions                 (208,788)     (403,339)
   Net change in unrealized
     appreciation of investments          5,495,316       289,521
   Net change in unrealized
     depreciation on translation
     of assets and liabilities in
     foreign currencies                      13,438       (31,683)
                                       ------------  ------------
     Net increase in net assets
       resulting from operations          5,057,777       518,101
                                       ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                         --            --
   Net realized capital gains              (289,530)      (41,790)
                                       ------------  ------------
     Decrease in net assets from
       distributions to shareholders       (289,530)      (41,790)
                                       ------------  ------------
FROM FUND SHARE TRANSACTIONS:
   Proceeds from shares sold              9,514,677    12,548,017
   Net asset value of shares issued
     in reinvestment of distribution        266,710        38,087
   Payments for shares redeemed          (6,087,530)   (3,551,439)
                                       ------------  ------------
     Net increase in net assets from
       Fund share transactions            3,693,857     9,034,665
                                       ------------  ------------
TOTAL INCREASE IN NET ASSETS              8,462,104     9,510,976
NET ASSETS:
   Beginning of year                     24,816,072    15,305,096
                                       ------------  ------------
   End of year                          $33,278,176  $ 24,816,072
                                       ============  ============
   Undistributed net investment
     income (Note 1)                    $    12,679            --
                                       ============  ============
NUMBER OF FUND SHARES:
   Sold                                     547,071       780,856
   Issued in reinvestment of
     distributions to shareholders           16,413         2,370
   Redeemed                                (353,559)     (221,365)
                                       ------------  ------------
     Net increase in shares
       outstanding                          209,925       561,861
   Outstanding at beginning of year       1,529,221       967,360
                                       ------------  ------------
   Outstanding at end of year             1,739,146     1,529,221
                                       ============  ============

--------------------------------------------------------------------------------


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                  March 31, 1998


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Gradison Growth Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was created under Ohio law on May 31, 1983. The Trust consists of four series, the Gradison Established Value Fund ("Established Fund"), the Gradison Growth &Income Fund ("Growth & Income Fund"), the Gradison Opportunity Value Fund ("Opportunity Fund") and the Gradison International Fund ("International Fund"), (collectively, the "Funds"), each of which represents a separate diversified fund with its own investment policies.

The public offering of shares of the Funds commenced as follows:

                                  DATE OF
                              PUBLIC OFFERING
                              ---------------
     Established Value Fund       8/16/83
     Growth & Income Fund         2/28/95
     Opportunity Value Fund       8/16/83
     International Fund           5/31/95


The investment objective of the Established Fund and the Opportunity Fund is long-term capital growth by investing primarily in common stocks. The investment objective of the Growth & Income Fund is long-term growth of capital, current income, and growth of income consistent with reasonable investment risk. The investment objective of the International Fund is growth of capital.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION

Listed equity securities are valued at the last sale price reported on national securities exchanges, or if there were no sales that day, the security is valued at the closing bid price. Unlisted securities, 144A securities and short-term obligations (and private placement securities) are generally valued at the prices provided by an independent pricing service. Portfolio securities and other assets for which market quotations are not readily available or which are believed to not be valid are valued at their fair value as determined by management using procedures approved by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market value. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian. At the time the Funds enter into a repurchase agreement, the seller agrees that the value of the underlying security, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Funds could experience both delays in liquidating the underlying security and losses. These losses would not exceed an amount equal to the difference between the liquidating value of the underlying securities and the face amount of the repurchase agreement and accrued interest. To minimize the possibility of loss, the Funds enter into repurchase agreements only with selected domestic banks and securities dealers which the Funds' investment adviser believes present minimal credit risk. Refer to the Funds' Portfolio of Investments for the face amount of repurchase agreements and repurchase proceeds as of March 31, 1998.

FUNDS SHARE VALUATION AND DISTRIBUTIONS TO SHAREHOLDERS

The net asset value per share of each Fund is computed by dividing the net asset value of each Fund (total

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

assets less total liabilities) by the number of shares outstanding. The redemption price per share is equal to the net asset value per share.

Distributions to shareholders are recorded on the ex-dividend date.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

TAXES

It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intention to declare as dividends in each calendar year, at least 98% of each Fund's net investment income (earned during the calendar year) and 98% of each Fund's net realized capital gains, if any (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The tax basis of investments for each Fund is approximately equal to the cost as shown on the Statements of Assets and Liabilities. For both financial reporting and tax purposes, gross unrealized appreciation and gross unrealized depreciation of securities of the Funds at March 31, 1998 was:

                            GROSS UNREALIZED      GROSS UNREALIZED
                              APPRECIATION          DEPRECIATION
                              OF SECURITIES        OF SECURITIES
                              -------------        -------------
     Established Value Fund   $205,878,885           $  584,969
     Growth & Income Fund       15,819,545              108,851
     Opportunity Value Fund     60,339,374            1,286,983
     International Fund          7,538,110            1,192,248




As of March 31, 1998 the International Fund had a capital loss carryforward for Federal income tax purposes of approximately $360,000 which may be utilized to offset future net realized capital gains through March 31, 2006 prior to distributing such gains to shareholders.

EXPENSES

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of the net assets or number of accounts, as appropriate. In all other respects, expenses are charged to the respective Fund as incurred on a specific identification basis.

EXPENSE OFFSET ARRANGEMENT

Each Fund, other than the International Fund, has an arrangement with its custodian bank whereby the custodian's fees are reduced by credits earned on each Fund's cash on deposit with the bank. This deposit arrangement is an alternative to overnight investments. The credits are shown as a reduction of expenses on the Statements of Operations.

ORGANIZATION EXPENSES

Expenses of organization of the Growth & Income Fund and the International Fund have been capitalized

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

and are being amortized on a straight-line basis over 60 months commencing upon the public offering of the respective Fund's shares.

INTERNATIONAL FUND FOREIGN CURRENCY TRANSLATION

The accounting records of the International Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the International Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

INTERNATIONAL FUND FORWARD FOREIGN CURRENCY CONTRACTS

During the year ended March 31, 1998, the International Fund entered into forward foreign currency contracts under which it was obligated to exchange currencies at specified future dates. The International Fund's currency transactions were transaction hedges and portfolio hedges involving either specific transactions or portfolio positions.

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. The Fund had the following outstanding contracts at March 31, 1998:

PORTFOLIO HEDGES:

                                         U.S.
 BUY/                    FOREIGN        DOLLAR     SETTLEMENT      UNREALIZED
 SELL     AMOUNT         CURRENCY      PROCEEDS       DATE        APPRECIATION
 ----     ------         --------      --------    ----------     ------------
                          German
 Sell   4,900,000       Deutschemark  $2,680,525     4/15/98        $27,165

 Buy    1,200,000      British Pound   1,976,400     4/15/98         39,150
                                                                     ------
                                                                    $66,315
                                                                     ======


At March 31, 1998, the Fund had sufficient cash and/or securities to cover any commitments under these contracts.

INTERNATIONAL FUND FUTURES CONTRACTS

Initial margin deposits made upon entering into futures contracts are recognized as assets due from the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the International

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

Fund records a realized gain or loss equal to the difference between the opening and closing value of the contract.

Currencies with an aggregate market value of $567,262 have been segregated with the custodian for the following open stock index futures contracts at March 31, 1998.


                                           OPEN
                                          MARKET      MARKET     UNREALIZED
 TYPE                       EXPIRATION    VALUE       VALUE    (DEPRECIATION)
 ----                       ----------    ------      ------   --------------
 Long     Nikkei 300(Yen)      6/98      $593,821    $582,326    $(11,495)


NOTE 2 -- TRANSACTIONS WITH AFFILIATES

The Trust's investments are managed, subject to the general supervision and control of the Trust's Board of Trustees, by McDonald & Company Securities, Inc. ("McDonald"), a registered investment adviser and securities dealer, pursuant to the terms of an Investment Advisory Agreement ("Agreement"). Under the terms of the Agreement, the Funds pay McDonald a fee computed and accrued daily and paid monthly based upon each Fund's daily net assets, other than the International Fund, at the annual rate of .65% on the first $100 million, .55% on the next $100 million and .45% on any amounts in excess of $200 million. The International Fund pays McDonald a fee computed and accrued daily and paid monthly based upon its daily net assets at the annual rate of 1.00% of the first $100 million of its average daily net assets, .90% of the next $150 million,
 .80% of the next $250 million and .75% of net assets in excess of $500 million for acting as its investment adviser. McDonald has engaged Blairlogie Capital Management ("Blairlogie") as Sub-Advisor for the International Fund pursuant to a Sub-Advisor Agreement, and McDonald compensates Blairlogie from its advisory fee at the rate of .80% of the first $25 million of average daily net assets,
 .70% of the next $25 million, .60% of the next $50 million, .50% of the next $150 million, and .40% of assets in excess of $250 million.

The Agreement provides that McDonald bears the costs of salaries and related expenses of executive officers of the Trust who are necessary for the management and operations of the Funds. In addition, McDonald bears the costs of preparing, printing and mailing sales literature and other advertising materials and compensates the Trust's trustees who are affiliated with McDonald. All expenses not specifically assumed by McDonald are borne by the Funds.

Under the terms of a Transfer Agency, Accounting Services and Administrative Services Agreement, McDonald provides transfer agent, dividend disbursing, accounting services and administrative services to the Funds. Effective July 1, 1997, the Funds pay McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.50 per shareholder non-zero balance account and $5.00 per closed shareholder account, as defined, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Prior to July 1, 1997 the Funds, other than the International Fund, paid McDonald a monthly fee for transfer agency and administrative services at an annual rate of $18.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. Prior to July 1, 1997 the International Fund paid McDonald a monthly fee for transfer agency and administrative services at an annual rate of $19.25 per shareholder non-zero balance account, plus out-of-pocket costs for statement paper, statement and reply envelopes and reply postage. The Funds, other than the International Fund, pay McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .03% on the first $100 million, .02% on the next $100 million and .01% on any amount in excess of $200 million, with a minimum annual fee of $40,000. The International Fund pays McDonald a monthly fee for accounting services based on the Fund's average daily net assets at an annual rate of .045% on the first $100 million, .03% on the next $100 million and .015% on any amount in excess of $200 million, with a minimum annual fee of $60,000.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------
                                                                  March 31, 1998

Under the terms of an Expense Reimbursement Agreement, McDonald has agreed to forego fees owed to it under the Advisory Agreement or any other agreement with the Trust and to reimburse the Growth & Income Fund and the International Fund if, and to the extent that, expenses (excluding brokerage commissions, taxes, interest and extraordinary items) borne by the respective Fund in any fiscal year exceed 1.50% with respect to the Growth & Income Fund, and 2.00% with respect to the International Fund, of the average net assets of the respective Fund. This agreement is in effect until July 31, 1998 and is subject to termination by either party upon written notice subsequent to that date. In addition, McDonald may, at its discretion, agree to waive fees and/or reimburse a Fund for other expenses in order to limit the Fund's expenses to a specified percentage of average net assets lower than the amount subject to the agreement. For the year ended March 31, 1998, McDonald waived $59,867 of advisory fees and distribution expenses of $52,962 with respect to the International Fund.

In accordance with the terms of a Distribution Plan adopted under Rule 12b-1 of the Investment Company Act of 1940, the Funds pay McDonald a service fee for personal services to shareholders including shareholder liaison services such as responding to shareholder inquiries and providing information to shareholders about their Fund accounts. This fee is computed and paid at an annual rate of
 .25% of the Funds' average daily net assets. The Funds also pay McDonald a fee for its assistance in selling shares of the Fund including advising shareholders regarding purchase, sale and retention of Funds shares. This fee is computed and paid at an annual rate of .25% of the Fund's average daily net assets.

The officers of the Trust are also officers of McDonald.

Each trustee of the Trust who is not affiliated with McDonald receives fees from the Trust for services as a trustee. The amounts of such fees for each trustee are as follows: (a) an annual fee of $5,000 payable in quarterly installments and (b) $500 for each Board of Trustees or committee meeting attended.

NOTE 3 -- SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

For the year ended March 31, 1998, cost of purchases, and proceeds from the sale of securities, excluding short-term securities, amounted to:


                                    COST OF       PROCEEDS
                                   PURCHASES     FROM SALES
                                   ---------     ----------
     Established Value Fund       $71,681,680    $82,965,939
     Growth & Income Fund          22,952,595      1,428,477
     Opportunity Value Fund        44,047,629     45,068,610
     International Fund            24,162,712     21,214,411

                                ARTHUR ANDERSEN



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------



To the Shareholders and Board of Trustees of the Gradison Growth Trust:



We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Gradison Growth Trust (comprising, respectively, the Gradison Established Value Fund, Gradison Opportunity Value Fund, Gradison Growth & Income Fund and the Gradison International Fund) as of March 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all the material respects, the financial position of each of the respective portfolios constituting the Gradison Growth Trust as of March 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



[SIGNATURE, ARTHUR ANDERSEN LLP]



Cincinnati, Ohio,
May 6, 1998

PART C

OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

  (a)(1) Financial Highlights of the Funds for the year ending March 31, l998 are included in the prospectus.

  (a)(2) Financial Statements of the Funds included in the respective Statements of Additional Information:


         Portfolios of Investments at March 31, l998 for the Funds.
         Statements of Assets and Liabilities at March 31, l998 for the Funds. Statements of Operations for the fiscal year ended March 31, l998 for the Funds.
         Statements of Changes in Net Assets for the fiscal years ended March
               31, l997 and March 31, l998 for the Funds.
         Notes to Financial Statements

   (b)Exhibits

   (1)     First Amended Declaration of Trust.*
   (2)     Registrant's By-Laws.*
   (3)     None.
   (4)     None
   (5)(a)  Investment Advisory Agreement (GE-O) dated October 4,
                 1991. *
   (5)(b)  Amendments to Investment Advisory Agreements of GI dated
                 June 1, l995.++
   (5)(c)  Investment Advisory Agreement of GI dated May 25, l995.++
   (5)(d)  Investment Advisory Agreement of GE-O dated June 1, l995.++
   (5)(e)  Sub-Advisory Agreement of GINT dated May 25, l995.++
   (6)     None.
   (7)     None.
   (8)     Custodian Agreement (GE-O).*
   (8)(a)  Amendment dated February 28, l995 to Custodian Agreement of
                 Gradison Growth Trust. ++
   (8)(b)  Custodian Agreement of GINT with Chase Manhattan Bank. ++
   (8)(c)  Account Agreement with Star Bank (GINT).++
   (9)(a)  Transfer Agency Accounting Services Agreement (GM-E/O) dated
                 June 1, l995.++
   (9)(b)  Transfer Agency Accounting Services Agreement (GM-GI) dated
                 February 28, l995.++
   (9)(c)  Transfer Agency Accounting Services Agreement (GM-INT) dated
                 June 1, l995.++
   (10)     None.
   (11)     Consent of Independent Accountants *
   (12)           None
   (14) Documents used in establishment of individual retirement accounts in conjunction with shares of Registrant.**
   (15)(a)  Distribution Plan, as amended October 31, l994. *
   (15)(b)  Distribution Agreements dated June 1, l995 of GE-O.++
   (15)(c)  Distribution Agreement of GI dated February 28, l995.++
   (15)(d)  Distribution Agreement of GINT dated June 1, l995.++
   (15)(e)        Principal Underwriting Agreement dated May 7, l998.*
   (16)     None
   (18) Powers of Attorney of Bradley E. Turner, Daniel Castellini, and Donald E. Weston, Patricia Jamieson, Theodore Emmerich,
             Jerome Schnee, Richard Rankin, and Julian Ball. **

------------------------------------------------------------
*   Included herein.

** Incorporated by reference to N-1A filing of Gradison-McDonald Cash Reserves Trust, File # 002-55297, January 29, l998.

++ Incorporated by reference to Registrant's Form N-1A Registration Statement No. 2-84169 previously filed electronically with the Securities and Exchange Commission on July 27, l995.

Item 26. NUMBER OF HOLDERS OF SECURITIES


                                               Number of
                                            Record Holders
                                                 as of
            Title of Class                  June 30, l997

Shares of beneficial interest, without par value of:

Gradison Established Value Fund               16,891
Gradison Opportunity Value Fund                7,931
Gradison Growth and Income Fund                3,633
Gradison International Fund                    2,361

Item 28. I- BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Reference is made to the captions "Management of the Fund" in the Prospectus that is part of Part A of this Registration Statement, "Trustees and Officers of the Trust" in the Statements of Additional Information that are part of Part B of this Registration Statement and to Item 29(b) of this Part C of the Registration Statement.

          II- BUSINESS AND OTHER CONNECTIONS OF INVESTMENT SUB-ADVISER OF GRADISON-MCDONALD INTERNATIONAL FUND

 The address of Blairlogie Capital Management, Limited is 4th Floor, 125 Princes Street, Edinburgh EH2 4AD, Scotland.

Name                Position with             Other Affiliations
                    Investment Sub-Adviser

Gavin R. Dobson     Chief Executive Officer   Director, Blairlogie
                                               Holdings Limited
                                               (U.K.)

James G.S. Smith    Chief Investment          Director, Blairlogie
                     Officer                   Holdings Limited
                                               (U.K.)


Item 29. PRINCIPAL UNDERWRITERS

  (a) The principal underwriter of the Registrant is McDonald & Company Securities, Inc., which also serves as the principal underwriter and investment adviser for Gradison-McDonald Cash Reserves Trust, Gradison-McDonald Municipal Trust and Gradison Custodian Trust.

  (b) Information pertaining to its directors and officers is contained in the following table.

                     Positions             Business                Positions
Name                 With Underwriter      Address                 With

                                                                   Registrant

Daniel F. Austin     Director, Vice        800 Superior Avenue     None
                     Chairman              Cleveland Ohio 44114

Jack N. Aydin        Director, Managing    One Evertrust Plaza     None
                     Director              Jersey City, NJ  07302

Eugene H. Bosart,    Director, Senior      260 East Brown Street   None
 III                 Managing Director     Birmingham, MI  48009

Thomas G. Clevidence Director, Senior      800 Superior Avenue     None
                     Managing Director     Cleveland, OH 44114

Robert Clutterbuck   Director, President,  800 Superior Avenue     None
                     Chief Operating,      Cleveland, OH  44114
                     Officer,

Ralph Della Ratta,   Director, Senior      800 Superior Avenue     None
Jr.                  Managing Director     Cleveland, OH 44114

Leonard J. De Roma   Director Senior       800 Superior Avenue     None
                     Managing              Cleveland OH 44114

Dennis J. Donnelly   Director, Senior      800 Superior Avenue     None
                     Managing Director     Cleveland, OH  44114

David W. Ellis, III  Director,             580 Walnut Street       None
                     Managing Director     Cincinnati, OH  45202
                    (Gradison Division)

Patricia A. Jamieson Director, Senior      800 Superior Avenue     Treasurer
                     Managing Director     Cleveland, OH  44114
                     Chief Financial
                     Officer, Secretary,
                     Treasurer

David W. Knall       Director, Senior      One American Square     None
                     Managing Director     Indianapolis, IN  46282

Thomas M. McDonald   Director, Senior      800 Superior Avenue     None
                     Managing Director     Cleveland, OH  44114

John F. O'Brien      Director, Senior      800 Superior Avenue     None
                     Managing Director     Cleveland, OH  44114

Lawrence T. Oakar    Director and          800 Superior Avenue     None
                     Managing Director     Cleveland, OH  44114

James C. Redinger    Director, Senior      800 Superior Avenue     None
                     Managing Director     Cleveland, OH  44114

William Summers, Jr. Director, Chairman    800 Superior Avenue     None
                     Chief Executive       Cleveland, OH  44114
                     Officer

David D. Sutcliffe   Director, Managing    800 Superior Avenue     None
                     Director              Cleveland, OH 44114

Bradley E. Turner    Director, Senior      580 Walnut Street       President
                     Managing Director.    Cincinnati, OH 45202


Item 30.    LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31(a) thereunder are maintained at the offices of the Registrant, 580 Walnut Street, Cincinnati, Ohio 45202, except as indicated below opposite the applicable reference to the aforesaid Rules.

         Rule                                  In Possession of:
         ----                                  -----------------

31a-1(b)(1), 31a-1(b)(2)(i)(a)-(f), Star Bank, N.A., Star Bank Center 31a-1(b)(2)(ii), 31a-1(b)(5) and Cincinnati, Ohio 45202 for GM-E/O
31a-1(b)(8)                           and the Fund and Chase Manhattan
                                      Bank, N.A. Chase Metro Tech
                                      Center, Brooklyn New York, 11245,
                                      for the Gradison-McDonald
                                      International Fund.


Item 31. MANAGEMENT SERVICES

         Not applicable.


Item 32. UNDERTAKINGS

         The Registrant hereby undertakes to file a post-effective amendment with respect to the Gradison-McDonald International Fund series, using reasonable current financial statements, which need not be audited, within four to six months from the effective dated of this Amendment.

         The Registrant hereby undertakes to provide, without cost, a copy of its most recent annual report upon request.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction, the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                             SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati and State of Ohio on the 28th day of July 1998.


                                    GRADISON GROWTH TRUST
                                         (Registrant)



                                    By  /S/ BRADLEY E. TURNER.*
                                        ----------------------------
                                        Bradley E. Turner President


        Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Registrant hereby certifies that this Amendment to Registration Statement meets all of the requirements for effectiveness pursuant to paragraph
(b) of Rule 485.


         Signature                Title                           Date
         ---------                -----                           ----

  */S/ DONALD E. WESTON        Chairman of the Board           July 28, l998
                               (Principal Executive Officer)

  */S/ BRADLEY E. TURNER       President                             "

  */S/ PATRICIA JAMIESON       Treasurer                             "
                               (Principal Financial and
                               Accounting Officer)

  */S/ THEODORE EMMERICH       Trustee                               "

  */S/ JEROME SCHNEE           Trustee                               "

  */S/ DANIEL J. CASTELLINI    Trustee                               "

  */S/ RICHARD RANKIN          Trustee                               "


*By: /S/ Richard M. Wachterman
     --------------------------
     Richard M. Wachterman, Attorney-in-fact

                                  Exhibit List

   ( 1))    First Amended Declaration of Trust.*
   ( 2)     Registrant's By-Laws.*
   ( 5)(a)  Investment Advisory Agreement (GE-O) dated October 4,
                 1991. *
   ( 8)     Custodian Agreement (GE-O).*
   (11)     Consent of Independent Accountants *
   (15)(a)  Distribution Plan, as amended October 31, l994. *
   (15)(e)  Principal Underwriting Agreement dated May 7, l998.*